UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – December 31, 2014

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

Annual Report

December 31, 2014

AXA Premier VIP Trust Annual Report

December 31, 2014

Overview

2014 Market Overview

Economy

In 2014, unemployment in the U.S. fell as a result of what experts describe as the best hiring stretch since the late 1990s. In addition, the Federal Reserve appeared to signal its belief in the economy’s ability to grow without assistance by concluding its bond purchasing program known as Quantitative Easing (QE), in October 2014. Although investors seem to expect the Fed to raise interest rates sometime in 2015, overall monetary policy remains accommodative. In this environment, manufacturing indicators rose, and unemployment fell from 6.7% at the beginning of the year to 5.6% in December, bolstering consumer confidence and increasing the market’s expectations for a 2015 rate hike.

In the currency markets, investors pointed to relatively better growth levels in the U.S. as a critical support for the dollar, a trend that picked up as the year progressed. Currency volatility remained high as monetary policies worldwide diverged, and emerging market currencies were particularly volatile as lower oil prices weighed on the finances of large exporters.

Market watchers found that global economic growth continued at a slow and uneven pace. The euro-area economy remained stuck in slow or negative growth mode. Participants widely anticipated the European Central Bank to launch a quantitative easing program in early 2015 in an effort to prevent deflation and reignite growth. In Japan, GDP had risen by only 0.3% over the six quarters since the Bank of Japan’s aggressive stimulus program began in April 2013.

In the fourth quarter, a plunge in oil prices appeared to rattle the credit markets, pressured emerging-market currencies and added to deflationary pressures in Europe and Japan.

Fixed Income

Bond markets turned more volatile in 2014, apparently in reaction to growth trends and monetary policies in the world’s biggest economies heading in different directions.

The U.S. Treasury yield curve flattened and the 10-year U.S. Treasury yield ended 2014 roughly 0.86% below where it began the year. The market appeared to assign higher risk to U.S. corporate bonds, as the yield spread (or difference) between corporate and government bonds widened domestically, but narrowed slightly in Europe; globally, most credit sectors underperformed developed-market government debt.

The high yield market posted its sixth consecutive positive, although modest, annual return for full year 2014. Returns were stronger in the first half of the year, followed by negative total returns in the third quarter and fourth quarter. Experts believe that returns in the high yield market were largely impacted by the sharp drop in oil prices in the second half of 2014, as the energy sector, a large proportion of the high-yield market, sharply underperformed the broader market. There were record outflows from high-yield funds in 2014 but new issuance was steady, and defaults would have been historically low, excluding the failure of two long-distressed issuers.

U.S. Equity

For domestic equity investors, the phrase “There’s No Place Like Home” proved to be an accurate summary of market activity in 2014. The U.S. economy was among the few globally that appeared to produce clear, self-sustaining growth. This positive economic data, coupled with strong corporate earnings combined to produce squarely positive U.S. equity returns in 2014.

Experts agree that 2014 was a difficult year for stockpickers. While U.S. stocks outperformed the vast majority of both developed and emerging markets last year, market volatility was a near constant in 2014. Beginning in the first quarter, a series of geopolitical and macro-economic issues appeared to weigh on investor risk tolerances. Concern over the ultimate path of U.S. monetary policy under a new Federal Reserve chair seemed to add to the malaise. Given this heightened uncertainty, it appears that equity investors sought out the perceived safety of larger-capitalization stocks with lower relative valuations and higher dividend yields. Conversely, higher growth stocks with premium valuations were, at times, sold indiscriminately of their underlying fundamentals. Specifically during a six-week period that stretched through the end of April, experts agree that the market had absolutely no appetite for higher growth, higher valuation equities.

Despite a difficult start to the year, small- and mid-cap stocks finished 2014 on a positive note to close the year with small gains. Investors appeared to react to an unexpected decline in bond yields by seeking income in higher-yielding equities. This development helped the utility sector to lead all others in the small/mid-cap space. In contrast, the energy sector posted the worst results as oil prices plunged by nearly 50% in the second half of 2014.

International Equity

Market strategists agree that it was an unpleasant start to the year for international equity investors. Volatility ticked up amid what appeared to be heightened risks in emerging markets, slowing growth in China and softer economic data in the United States, while investors braced for the impact of the U.S. Federal Reserve scaling back on its stimulus program. Equity markets around the world declined sharply in January, but the sell-off was short-lived and international equities rebounded in February, particularly in Europe.

Nonetheless, high valuations and uncertainty around global central bank policies apparently left equities particularly vulnerable to bad news. Consequently, geopolitical risks took a toll on international equity prices as tensions between Russia and Ukraine mounted and the fragmentation of Iraq led to escalating violence and a spike in oil prices during the summer. A ground war in Gaza, the downing of a civilian airliner over Ukraine, and Scotland’s flirtation with independence from the United Kingdom all seemed to add to global headwinds, causing many investors to retreat from riskier assets.

In the latter part of the year, most European developed economies again struggled with sluggish activity and experts agree that equity prices were tossed about between investors’ concerns about geopolitical turmoil and hopes for central bank stimulus. The continuation of the Russia-Ukraine conflict and a Russian currency crisis, as well as Greece’s failure to successfully elect a new president, also apparently drove volatility higher. In the eurozone, market watchers appeared to find inflation dangerously low. Another round of policy easing from the ECB appeared to give international equities a much-needed boost, but the significant depreciation of the euro and other currencies versus the U.S. dollar resulted in falling stock prices for U.S.–based investors.

Similarly, Asian developed market equities performed well in local currency terms, but generated negative results on a U.S. dollar basis. Market strategists agree that, as the Japanese economy struggled to get on its legs, the nation’s equity market benefited from central bank stimulus and positive sentiment toward structural reform. Strong corporate earnings results also appeared to have pushed Japanese stocks higher, as did a surge of domestic inflows due to the reallocation of Japan’s Government Pension Investment Fund. However, a weakening yen versus a strengthening U.S. dollar resulted in Japanese equities having the largest negative effect on the performance of international stocks.

In the latter months of 2014, the divergence in global central bank policies became a major theme in equity markets and the strong appreciation in the U.S. dollar pressured commodity prices. Oil prices in particular plunged as a global supply-and-demand imbalance materialized. While lower prices were harmful to economies that rely heavily on oil exports, most developed markets derived a boost in consumer spending, a positive for equity markets.

Source: AXA Equitable Funds Management Group, LLC. As of 12/31/2014.

This information is provided for general information only and is not intended to provide specific advice or recommendations for any individual investor. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. No investment is risk-free. International securities carry additional risks including currency exchange fluctuation and different government regulations, economic conditions or accounting standards. Smaller company stocks involve a greater risk than is customarily associated with more established companies. Bond investments are subject to interest rate risk so that when interest rates rise, the prices of bonds can decrease and the investor can lose principal value. High yield bonds are subject to a high degree of credit and market risk. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

AXA Equitable Life Insurance Company (New York, NY). Distributors: AXA Advisors, LLC and AXA Distributors, LLC.

AXA Equitable Funds Management Group, LLC is a wholly owned subsidiary of AXA Equitable Life Insurance Company.

AXA Equitable Life Insurance Company, AXA Advisors and AXA Distributors are affiliated companies.

GE-101091(2/15) (Exp. 2/17)

NOTES ON PERFORMANCE (Unaudited)

Total Returns

Performance of the AXA Premier VIP Trust Portfolios as shown on the following pages compares each Portfolio’s performance to that of a broad-based securities index. Each of the Portfolio’s annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contractholder can invest directly in the AXA Premier VIP Trust Portfolios. Changes in policy values depend not only on the investment performance of the AXA Premier VIP Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

Each of the AXA Premier VIP Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment

The charts shown on the following pages illustrate the total value of an assumed investment in Class A, Class B and/or Class K shares of each Portfolio of the AXA Premier VIP Trust. The periods illustrated are from the inception dates shown, or for a ten year period if the inception date is prior to December 31, 2004, through December 31, 2014. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable to Class B shares. Effective January 1, 2012, 12b-1 fees are applicable to Class A shares. 12b-1 fees are not applicable to Class K shares. The values have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. An investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (“BofAML 3 mos T-Bill”)

An index which measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

BofA Merrill Lynch Global Broad Market ex. U.S. Index (“BofAML Global Broad Market ex. U.S.”)

An index which tracks the performance of investment grade debt publicly issued in the major domestic and eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities and excludes all securities denominated in U.S. dollars.

Barclays U.S. Aggregate Bond Index (“BAG”)

An index which covers the U.S. dollar denominated investment-grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, government-related and corporate securities, agency fixed rate and hybrid adjustable mortgage pass throughs, asset-backed securities and commercial mortgage-based securities

Barclays U.S. Intermediate Government Bond Index (“BIG”)

An unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years.

Barclays U.S. Intermediate Government/Credit Bond Index (“BIG/C”)

An unmanaged, market value weighted index which includes Treasuries, government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates with maturities of one to 10 years.

Barclays World Government Inflation-linked Bond Index

An index which measures the performance of the major government inflation-linked bond markets. The index is designed to include only those markets in which a global government linked fund is likely and able to invest. To be included a market must have aggregate issuance of $4 billion or more and have minimum rating of A3/A- for G7 and euro-zone issuers, Aa3/AA- otherwise, using the middle rating from Moody’s, S&P and Fitch (“two out of three” rule).

Dow Jones Moderate Portfolio Index

An index which is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 60% of the risk of an all-stock index.

Dow Jones Moderately Aggressive Portfolio Index

An index which is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 80% of the risk of an all-stock index.

Dow Jones Moderately Conservative Portfolio Index

An index which is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 40% of the risk of an all-stock index.

Morgan Stanley Capital International (MSCI) EAFE® Index

A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Morgan Stanley Capital International (MSCI) AC World ex. U.S. (Net) Index (“MSCI ACWI ex. U.S.”)

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 22 developed markets (excludes the U.S.) and 23 emerging markets (as of June 2, 2014), and has growth style characteristics.

Morgan Stanley Capital International (MSCI) AC World (Net) Index (“MSCI ACWI”)

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets and 23 emerging markets (as of June 2, 2014). The index covers approximately 85% of the global investment opportunities.

NOTES ON PERFORMANCE (Unaudited)

Russell 2000® Index (“Russell 2000”)

An unmanaged index which measures the performance of approximately 2000 of the smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. It is market-capitalization weighted.

Russell 2000® Growth Index

An index which measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is market-capitalization weighted.

Russell 2000® Value Index

An index which measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is market-capitalization weighted.

Russell 3000® Index (“Russell 3000”)

An index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. It is market-capitalization weighted.

Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”)

A weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Standard & Poor’s MidCap 400® Index (“S&P 400 Index”)

Standard & Poor’s MidCap 400® Index is a weighted index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The index captures approximately 7% of the U.S. equities market. The index returns reflect the reinvestment of dividends.

Volatility Managed Index — International (“VMI — International or VMI — Intl”)

An index which applies a formula to the MSCI EAFE adjusting the equity exposure of the MSCI EAFE when certain volatility levels are reached.

Volatility Managed Index — Large Cap Core (“VMI — LCC”)

An index which applies a formula to the S&P 500 Index adjusting the equity exposure of the S&P 500 Index when certain volatility levels are reached.

Volatility Managed Index — Mid Cap Core (“VMI — MCC”)

An index which applies a formula to the S&P 400 Index adjusting the equity exposure of the S&P 400 Index when certain volatility levels are reached.

Volatility Managed Index — Small Cap Core (“VMI — SCC”)

An index which applies a formula to the Russell 2000 adjusting the equity exposure of the Russell 2000 when certain volatility levels are reached.

Volatility Managed Index — Small Cap Growth 2000 (“VMI — SCG 2000”)

An index that applies a formula to a blend of the Russell 2000 and the Russell 2000® Growth Index adjusting the equity exposure of the Russell 2000 when certain volatility levels are reached.

Volatility Managed Index — Small Cap Value 2000 (“VMI — SCV 2000”)

An index that applies a formula to a blend of the Russell 2000 and the Russell 2000® Value Index adjusting the equity exposure of the Russell 2000 when certain volatility levels are reached.

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares*	2.61%	4.22%	3.45%
Portfolio – Class B Shares*	2.61	4.12	3.27
Portfolio – Class K Shares**	2.87	N/A	3.65
S&P 500 Index	13.69	15.45	7.67
Barclays U.S. Intermediate Government Bond Index	2.52	2.78	3.76
66% Barclays U.S. Intermediate Government Bond Index/5% Volatility Managed Index – International/4% Volatility Managed Index – Mid Cap Core/10% Volatility Managed Index – Large Cap Core/1% Volatility Managed Index – Small Cap Core/14% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	3.20	4.44	4.63
* Date of inception 7/31/03. ** Date of inception 8/29/12. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 2.61% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: S&P 500 Index, the Barclays U.S. Intermediate Government Bond Index and the 66% Barclays U.S. Intermediate Government Bond Index/5% Volatility Managed Index — International/4% Volatility Managed Index — Mid Cap Core/10% Volatility Managed Index — Large Cap Core/1% Volatility Managed Index — Small Cap Core/14% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 13.69%, 2.52% and 3.20%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•

As of 12/31/2014, the Portfolio’s equity allocation consisted of large cap growth stocks (5.4%), large cap value stocks (5.5%), mid cap stocks (4.7%), small cap stocks (1.2%), international stocks (3.4%) and emerging markets stocks (0.2%).

•	As of 12/31/2014, the Portfolio’s fixed income allocation consisted of investment grade bonds (78.5%), international bonds (0.5%) and high yield bonds (0.5%).

•

In 2014, on an absolute basis, fixed-income securities and large-cap volatility-managed equities provided the bulk of positive gains. The Portfolio’s allocation to intermediate-term U.S. government and high-quality corporate bonds provided positive returns. Its holdings in U.S. large-cap, volatility-managed portfolios, in a risk-averse investment environment that favored big U.S. companies, contributed positively, while international equities showed weak performance amid slow economic growth in Europe and Japan.

•

Based on its diversification among these asset classes, the Portfolio underperformed a basket of U.S. large-cap stocks, as represented by its primary equity benchmark, and outperformed its purely government bond index. The Portfolio roughly matched its blended benchmark, after a margin for fees.

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/Intermediate Government Bond Portfolio	34.8%
EQ/Core Bond Index Portfolio	25.8
EQ/PIMCO Ultra Short Bond Portfolio	13.5
ATM Large Cap Managed Volatility Portfolio	7.1
Multimanager Core Bond Portfolio	2.4
EQ/BlackRock Basic Value Equity Portfolio	2.1
AXA Large Cap Core Managed Volatility Portfolio	2.0
AXA Large Cap Growth Managed Volatility Portfolio	1.9
EQ/Global Bond PLUS Portfolio	1.9
EQ/Boston Advisors Equity Income Portfolio	1.8
ATM International Managed Volatility Portfolio	1.5
EQ/MFS International Growth Portfolio	0.9
EQ/GAMCO Small Company Value Portfolio	0.6
EQ/High Yield Bond Portfolio	0.6
AXA Large Cap Value Managed Volatility Portfolio	0.5
EQ/Quality Bond PLUS Portfolio	0.4
AXA International Core Managed Volatility Portfolio	0.4
ATM Mid Cap Managed Volatility Portfolio	0.3
AXA Global Equity Managed Volatility Portfolio	0.3
EQ/AllianceBernstein Small Cap Growth Portfolio	0.2
AXA International Value Managed Volatility Portfolio	0.2
EQ/Large Cap Growth Index Portfolio	0.2
ATM Small Cap Managed Volatility Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.1
AXA/Morgan Stanley Small Cap Growth Portfolio	0.1
Multimanager Mid Cap Value Portfolio	0.1
AXA/Lord Abbett Micro Cap Portfolio	0.1
EQ/International Equity Index Portfolio	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class A
Actual	$1,000.00	$1,004.31	$2.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.89	2.34
Class B
Actual	1,000.00	1,005.36	2.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.89	2.34
Class K
Actual	1,000.00	1,006.85	1.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.16	1.06

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.46%, 0.46% and 0.21%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	2,375,372	$22,811,929
ATM Large Cap Managed Volatility Portfolio‡	8,347,947	110,936,908
ATM Mid Cap Managed Volatility Portfolio‡	584,089	5,099,344
ATM Small Cap Managed Volatility Portfolio‡	262,529	3,260,016
AXA Global Equity Managed Volatility Portfolio‡	306,424	4,562,507
AXA International Core Managed Volatility Portfolio‡	610,122	5,816,640
AXA International Value Managed Volatility Portfolio‡	298,455	3,550,670
AXA Large Cap Core Managed Volatility Portfolio‡	3,316,471	30,691,534
AXA Large Cap Growth Managed Volatility Portfolio‡	1,064,905	29,461,471
AXA Large Cap Value Managed Volatility Portfolio‡	503,349	7,965,145
AXA/Lord Abbett Micro Cap Portfolio*‡	75,437	812,687
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	184,043	1,854,571
EQ/AllianceBernstein Small Cap Growth Portfolio‡	182,272	3,637,469
EQ/BlackRock Basic Value Equity Portfolio‡	1,507,722	32,435,099
EQ/Boston Advisors Equity Income Portfolio‡	4,167,668	27,455,574
EQ/Core Bond Index Portfolio‡	40,156,590	400,442,492
EQ/GAMCO Small Company Value Portfolio‡	158,892	8,831,543

EQ/Global Bond PLUS Portfolio‡	3,097,880	$28,636,079
EQ/High Yield Bond Portfolio‡	862,752	8,512,630
EQ/Intermediate Government Bond Portfolio‡	52,482,346	540,963,404
EQ/International Equity Index Portfolio‡	65,281	575,841
EQ/Large Cap Growth Index Portfolio‡	269,980	3,368,202
EQ/MFS International Growth Portfolio‡	2,056,620	13,680,612
EQ/PIMCO Ultra Short Bond Portfolio‡	21,301,103	209,778,231
EQ/Quality Bond PLUS Portfolio‡	775,385	6,618,813
Multimanager Core Bond Portfolio‡	3,822,593	37,899,981
Multimanager Mid Cap Growth Portfolio*‡	222,568	2,130,351
Multimanager Mid Cap Value Portfolio‡	120,917	1,711,058

Total Investments (99.7%) (Cost $1,446,464,582)		1,553,500,801
Other Assets Less Liabilities (0.3%)		4,315,396

Net Assets (100%)		$1,557,816,197

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio (a)	$30,009,704	$3,144,009	$7,564,994	$22,811,929	$313,232	$1,154,075
ATM Large Cap Managed Volatility Portfolio (b)	132,202,744	14,437,980	32,294,253	110,936,908	820,450	16,435,426
ATM Mid Cap Managed Volatility Portfolio (c)	7,388,522	1,296,962	2,983,142	5,099,344	18,992	1,120,708
ATM Small Cap Managed Volatility Portfolio (d)	3,816,437	1,749,287	1,864,746	3,260,016	7,185	559,487
AXA Global Equity Managed Volatility Portfolio (e)	5,401,544	170,207	764,402	4,562,507	57,225	284,715

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (f)	$4,516,309	$275,233	$1,132,464	$5,816,640	$97,193	$98,393
AXA International Value Managed Volatility Portfolio (g)	4,386,932	162,942	642,550	3,550,670	72,022	20,245
AXA Large Cap Core Managed Volatility Portfolio (h)	14,717,009	2,166,697	5,000,084	30,691,534	354,491	2,496,325
AXA Large Cap Growth Managed Volatility Portfolio (i)	32,502,050	1,103,785	4,448,789	29,461,471	129,098	2,736,066
AXA Large Cap Value Managed Volatility Portfolio (j)	4,065,177	994,732	1,136,249	7,965,145	124,521	11,295
AXA/Lord Abbett Micro Cap Portfolio (aa)	—	—	—	812,687	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio (bb)	—	57,496	—	1,854,571	—	57,496
CharterSM Multi-Sector Bond Portfolio (cc)(dd)(ee)(k)	24,879,668	1,066,184	1,155,142	—	—	2,860,649 (ff)
CharterSM Small Cap Growth Portfolio (aa)(bb)(l)	2,796,444	4,412	45,785	—	—	31,480
EQ/AllianceBernstein Small Cap Growth Portfolio	4,178,484	490,634	638,542	3,637,469	11,141	522,104
EQ/BlackRock Basic Value Equity Portfolio	35,744,784	1,680,195	5,418,930	32,435,099	419,741	2,462,916
EQ/Boston Advisors Equity Income Portfolio	29,606,745	3,661,300	4,861,955	27,455,574	488,176	2,860,685
EQ/Core Bond Index Portfolio (cc)	448,262,095	17,524,605	87,556,865	400,442,492	6,307,452	(574,917)
EQ/GAMCO Small Company Value Portfolio	11,454,612	627,083	2,185,071	8,831,543	45,424	1,294,344
EQ/Global Bond PLUS Portfolio	25,451,951	7,649,864	4,078,330	28,636,079	270,063	389,367
EQ/High Yield Bond Portfolio (dd)	—	5,863,725	—	8,512,630	360,506	3,220
EQ/Intermediate Government Bond Portfolio	623,998,007	35,717,532	125,583,514	540,963,404	3,581,603	(52,946)
EQ/International Equity Index Portfolio	616,972	20,344	—	575,841	20,344	—
EQ/Large Cap Growth Index Portfolio	11,136,748	628,584	4,515,007	3,368,202	38,322	4,265,396
EQ/MFS International Growth Portfolio	16,262,051	967,499	1,858,590	13,680,612	171,014	810,166
EQ/PIMCO Ultra Short Bond Portfolio	251,772,768	7,132,903	48,263,500	209,778,231	1,354,792	(53,476)
EQ/Quality Bond PLUS Portfolio (ee)	—	1,083,615	—	6,618,813	83,615	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
Multimanager Core Bond Portfolio	$47,219,610	$2,956,554	$12,325,163	$37,899,981	$967,111	$635,584
Multimanager International Equity Portfolio	3,240,008	58,868	485,124	—	33,006	(4,069)
Multimanager Large Cap Core Equity Portfolio	22,132,839	199,077	2,465,999	—	80,798	1,746,115
Multimanager Large Cap Value Portfolio	2,273,304	2,093,180	1,055,650	—	34,226	4,887
Multimanager Mid Cap Growth Portfolio	2,521,776	230,183	486,196	2,130,351	—	243,987
Multimanager Mid Cap Value Portfolio	1,804,476	22,834	120,773	1,711,058	11,803	72,388

	$1,804,359,770	$115,238,505	$360,931,809	$1,553,500,801	$16,273,546	$42,492,111

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as ATM International Portfolio.
(b)	Formerly known as ATM Large Cap Portfolio.
(c)	Formerly known as ATM Mid Cap Portfolio.
(d)	Formerly known as ATM Small Cap Portfolio.
(e)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(f)	Formerly known as EQ/International Core PLUS Portfolio.
(g)	Formerly known as EQ/International Value PLUS Portfolio.
(h)	Formerly known as EQ/Large Cap Core PLUS Portfolio.
(i)	Formerly known as EQ/Large Cap Growth PLUS Portfolio.
(j)	Formerly known as EQ/Large Cap Value PLUS Portfolio.
(k)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(l)	Formerly known as Multimanager Small Cap Growth Portfolio.
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Lord Abbett Micro Cap Portfolio with a value of $754,370 (at a cost of $445,810), representing 65,133 shares of CharterSM Small Cap Growth Portfolio and 75,437 shares of AXA/Lord Abbett Micro Cap Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Morgan Stanley Small Cap Growth Portfolio with a value of $1,782,820 (at a cost of $1,053,588), representing 153,930 shares of CharterSM Small Cap Growth Portfolio and 178,282 shares of AXA/Morgan Stanley Small Cap Growth Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $16,600,080, representing 4,238,961 shares of CharterSM Multi-Sector Bond Portfolio and 1,663,998 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $3,105,582 representing 793,035 shares of CharterSM Multi-Sector Bond Portfolio and 299,086 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(ee)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $5,492,951, representing 1,402,668 shares of CharterSM Multi-Sector Bond Portfolio and 648,488 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(ff)	$2,856,825 of the realized gain (loss) was due to the in-kind transactions noted above in footnotes (cc), (dd) and (ee).

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,553,500,801	$—	$1,553,500,801

Total Assets	$—	$1,553,500,801	$—	$1,553,500,801

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,553,500,801	$—	$1,553,500,801

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$115,238,505
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$380,882,504

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,353,909
Aggregate gross unrealized depreciation	(4,561,894)

Net unrealized appreciation	$105,792,015

Federal income tax cost of investments	$1,447,708,786

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,446,464,582)	$1,553,500,801
Cash	8,340,463
Receivable from Separate Accounts for Trust shares sold	112,039
Dividends, interest and other receivables	580
Other assets	3,606

Total assets	1,561,957,489

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,683,359
Payable for securities purchased	641,031
Distribution fees payable – Class B	326,453
Administrative fees payable	186,261
Investment management fees payable	71,945
Trustees’ fees payable	33,698
Distribution fees payable – Class A	5,863
Accrued expenses	192,682

Total liabilities	4,141,292

NET ASSETS	$1,557,816,197

Net assets were comprised of:
Paid in capital	$1,637,317,353
Accumulated undistributed net investment income (loss)	(4,801)
Accumulated undistributed net realized gain (loss) on investments	(186,532,574)
Net unrealized appreciation (depreciation) on investments	107,036,219

Net assets	$1,557,816,197

Class A
Net asset value, offering and redemption price per share, $27,180,923 / 2,844,942 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.55

Class B
Net asset value, offering and redemption price per share, $1,528,162,645 / 159,873,519 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.56

Class K
Net asset value, offering and redemption price per share, $2,472,629 / 259,273 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.54

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$16,273,546
Interest	6,431

Total income	16,279,977

EXPENSES
Distribution fees – Class B	4,066,920
Administrative fees	2,469,458
Investment management fees	1,657,178
Printing and mailing expenses	230,306
Custodian fees	150,800
Professional fees	88,568
Distribution fees – Class A	71,957
Trustees’ fees	66,605
Miscellaneous	23,333

Gross expenses	8,825,125
Less: Waiver from investment manager	(1,277,561)

Net expenses	7,547,564

NET INVESTMENT INCOME (LOSS)	8,732,413

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	22,807,520
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	19,684,591

Net realized gain (loss)	42,492,111

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(8,022,490)

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,469,621

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,202,034

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,732,413	$8,965,366
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	42,492,111	68,545,787
Net change in unrealized appreciation (depreciation) on investments	(8,022,490)	10,466,310

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	43,202,034	87,977,463

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(234,589)	(271,436)
Class B	(13,193,674)	(16,789,120)
Class K	(27,459)	(11,889)

	(13,455,722)	(17,072,445)

Distributions from net realized capital gains
Class A	(822,967)	(727,418)
Class B	(45,739,374)	(45,735,698)
Class K	(63,768)	(24,072)

	(46,626,109)	(46,487,188)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(60,081,831)	(63,559,633)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 434,536 and 599,407 shares, respectively ]	4,245,673	5,846,633
Capital shares issued in reinvestment of dividends and distributions [ 109,744 and 103,392 shares, respectively ]	1,057,556	998,854
Capital shares repurchased [ (672,368) and (803,873) shares, respectively ]	(6,566,145)	(7,875,878)

Total Class A transactions	(1,262,916)	(1,030,391)

Class B
Capital shares sold [ 16,323,521 and 20,660,467 shares, respectively ]	159,050,184	202,207,325
Capital shares issued in reinvestment of dividends and distributions [ 6,113,396 and 6,468,885 shares, respectively ]	58,933,048	62,524,818
Capital shares repurchased [ (46,371,384) and (75,500,493) shares, respectively ]	(452,331,097)	(740,345,745)

Total Class B transactions	(234,347,865)	(475,613,602)

Class K
Capital shares sold [ 278,116 and 130,438 shares, respectively ]	2,709,300	1,275,447
Capital shares issued in reinvestment of dividends and distributions [ 9,499 and 3,729 shares, respectively ]	91,227	35,961
Capital shares repurchased [ (132,339) and (31,591) shares, respectively ]	(1,285,977)	(308,099)

Total Class K transactions	1,514,550	1,003,309

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(234,096,231)	(475,640,684)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(250,976,028)	(451,222,854)
NET ASSETS:
Beginning of year	1,808,792,225	2,260,015,079

End of year (a)	$1,557,816,197	$1,808,792,225

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(4,801)	$527

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2014		2013		2012		2011		2010
Net asset value, beginning of year	$9.67		$9.60		$9.39		$9.56		$9.51

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.05		0.06		0.18		0.19
Net realized and unrealized gain (loss) on investments	0.20		0.36		0.36		0.02		0.53

Total from investment operations	0.25		0.41		0.42		0.20		0.72

Less distributions:
Dividends from net investment income	(0.08)		(0.09)		(0.08)		(0.18)		(0.24)
Distributions from net realized gains	(0.29)		(0.25)		(0.13)		(0.19)		(0.43)

Total dividends and distributions	(0.37)		(0.34)		(0.21)		(0.37)		(0.67)

Net asset value, end of year	$9.55		$9.67		$9.60		$9.39		$9.56

Total return	2.61%		4.32%		4.54%		2.15%		7.59%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$27,181		$28,762		$29,519		$29,850		$20,959
Ratio of expenses to average net assets:
After waivers (f)	0.46	%(j)	0.45	%(j)	0.45	%(j)	0.15	%(k)	0.13	%(k)
Before waivers (f)	0.53%		0.53%		0.53%		0.27%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.53%		0.53%		0.59%		1.90%		1.91%
Before waivers (f)(x)	0.46%		0.46%		0.51%		1.78%		1.77%
Portfolio turnover rate^	7%		9%		30%		41%		50%

	Year Ended December 31,
Class B	2014		2013		2012		2011		2010
Net asset value, beginning of year	$9.68		$9.61		$9.39		$9.56		$9.52

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.04		0.06		0.15		0.17
Net realized and unrealized gain (loss) on investments	0.20		0.37		0.37		0.03		0.52

Total from investment operations	0.25		0.41		0.43		0.18		0.69

Less distributions:
Dividends from net investment income	(0.08)		(0.09)		(0.08)		(0.16)		(0.22)
Distributions from net realized gains	(0.29)		(0.25)		(0.13)		(0.19)		(0.43)

Total dividends and distributions	(0.37)		(0.34)		(0.21)		(0.35)		(0.65)

Net asset value, end of year	$9.56		$9.68		$9.61		$9.39		$9.56

Total return	2.61%		4.32%		4.65%		1.89%		7.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,528,163		$1,779,026		$2,230,482		$2,214,725		$2,154,365
Ratio of expenses to average net assets:
After waivers (f)	0.46	%(j)	0.45	%(j)	0.45	%(j)	0.40	%(k)	0.38	%(k)
Before waivers (f)	0.53%		0.53%		0.53%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.53%		0.43%		0.62%		1.53%		1.71%
Before waivers (f)(x)	0.45%		0.36%		0.54%		1.40%		1.56%
Portfolio turnover rate^	7%		9%		30%		41%		50%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,				August 29, 2012* to December 31, 2012
Class K	2014		2013
Net asset value, beginning of period	$9.66		$9.59		$9.67

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.16		0.12
Net realized and unrealized gain (loss) on investments	0.15		0.28		(0.01)

Total from investment operations	0.28		0.44		0.11

Less distributions:
Dividends from net investment income	(0.11)		(0.12)		(0.11)
Distributions from net realized gains	(0.29)		(0.25)		(0.08)

Total dividends and distributions	(0.40)		(0.37)		(0.19)

Net asset value, end of period	$9.54		$9.66		$9.59

Total return (b)	2.87%		4.59%		1.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,473		$1,004		$14
Ratio of expenses to average net assets:
After waivers (a)(f)	0.21	%(j)	0.20	%(j)	0.21	%(j)
Before waivers (a)(f)	0.28%		0.28%		0.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.32%		1.58%		3.50	%(l)
Before waivers (a)(f)(x)	1.25%		1.50%		3.42	%(l)
Portfolio turnover rate^	7%		9%		30%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class A and 1.00% for Class B.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	3.19%	5.85%	3.93%
Portfolio – Class B Shares	3.08	5.74	3.74
Portfolio – Class K Shares*	3.44	N/A	7.09
S&P 500 Index	13.69	15.45	7.67
Barclays U.S. Intermediate Government Bond Index	2.52	2.78	3.76
50% Barclays U.S. Intermediate Government Bond Index/10% Volatility Managed Index – International/8% Volatility Managed Index – Mid Cap Core/18% Volatility Managed Index – Large Cap Core/4% Volatility Managed Index – Small Cap Core/10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	4.15	6.54	5.82
* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 3.08% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: S&P 500 Index, the Barclays U.S. Intermediate Government Bond Index, and the 50% Barclays U.S. Intermediate Government Bond Index/10% Volatility Managed Index – International/8% Volatility Managed Index – Mid Cap Core/18% Volatility Managed Index – Large Cap Core/4% Volatility Managed Index – Small Cap Core/10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 13.69%, 2.52% and 4.15%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•

As of 12/31/2014, the Portfolio’s equity allocation consisted of large cap growth stocks (9.0%), large cap value stocks (8.8%), mid cap stocks (8.3%), small cap stocks (4.5%), international stocks (9.0%) and emerging markets stocks (0.7%).

•	As of 12/31/2014, the Portfolio’s fixed income allocation consisted of investment grade bonds (58.6%), international bonds (0.4%) and high yield bonds (0.5%).

•

In 2014, on an absolute basis, fixed-income securities and large-cap volatility-managed equities provided the bulk of positive gains. The Portfolio’s moderate allocation to intermediate-term U.S. government and high-quality corporate bonds provided modest but positive returns. For example, U.S. large-cap, volatility-managed portfolios, in a risk-averse investment environment that favored big U.S. companies, contributed positively, while international equities showed weak performance amid slow economic growth in Europe and Japan. On the back of a late-year rally, the Portfolio’s small- and mid-cap holdings were modestly positive for the year.

•

Based on its diversification among these asset classes, the Portfolio underperformed a basket of U.S. large-cap stocks, as represented by its primary equity benchmark, and outperformed its purely government bond index. The Portfolio roughly matched its blended benchmark, after a margin for fees.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/Intermediate Government Bond Portfolio	25.9%
EQ/Core Bond Index Portfolio	18.9
ATM Large Cap Managed Volatility Portfolio	11.7
EQ/PIMCO Ultra Short Bond Portfolio	10.0
ATM International Managed Volatility Portfolio	4.1
AXA Large Cap Growth Managed Volatility Portfolio	3.1
EQ/BlackRock Basic Value Equity Portfolio	2.9
AXA Large Cap Core Managed Volatility Portfolio	2.8
EQ/MFS International Growth Portfolio	2.4
EQ/Boston Advisors Equity Income Portfolio	2.1
ATM Small Cap Managed Volatility Portfolio	2.0
Multimanager Core Bond Portfolio	1.8
AXA Large Cap Value Managed Volatility Portfolio	1.7
EQ/Global Bond PLUS Portfolio	1.4
AXA Global Equity Managed Volatility Portfolio	1.3
EQ/AllianceBernstein Small Cap Growth Portfolio	1.2
EQ/GAMCO Small Company Value Portfolio	1.0
AXA International Core Managed Volatility Portfolio	0.9
EQ/Large Cap Growth Index Portfolio	0.7
ATM Mid Cap Managed Volatility Portfolio	0.6
EQ/Quality Bond PLUS Portfolio	0.6
AXA International Value Managed Volatility Portfolio	0.6
EQ/High Yield Bond Portfolio	0.5
AXA/Horizon Small Cap Value Portfolio	0.4
Multimanager Mid Cap Value Portfolio	0.3
AXA/Pacific Global Small Cap Value Portfolio	0.2
AXA/Franklin Small Cap Value Managed Volatility Portfolio	0.2
EQ/International Equity Index Portfolio	0.2
AXA/Morgan Stanley Small Cap Growth Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.2
AXA/Lord Abbett Micro Cap Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class A
Actual	$1,000.00	$1,003.19	$2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.60	2.64
Class B
Actual	1,000.00	1,003.18	2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.60	2.63
Class K
Actual	1,000.00	1,004.74	1.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.86	1.36

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	7,080,781	$68,000,402
ATM Large Cap Managed Volatility Portfolio‡	14,685,773	195,161,063
ATM Mid Cap Managed Volatility Portfolio‡	1,236,394	10,794,245
ATM Small Cap Managed Volatility Portfolio‡	2,659,317	33,022,705
AXA Global Equity Managed Volatility Portfolio‡	1,496,069	22,275,723
AXA International Core Managed Volatility Portfolio‡	1,650,800	15,738,026
AXA International Value Managed Volatility Portfolio‡	769,934	9,159,772
AXA Large Cap Core Managed Volatility Portfolio‡	5,042,267	46,662,526
AXA Large Cap Growth Managed Volatility Portfolio‡	1,898,109	52,512,749
AXA Large Cap Value Managed Volatility Portfolio‡	1,742,601	27,575,444
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	246,217	3,673,780
AXA/Horizon Small Cap Value Portfolio‡	606,081	5,933,646
AXA/Lord Abbett Micro Cap Portfolio*‡	183,972	1,981,932
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	302,069	3,043,898
AXA/Pacific Global Small Cap Value Portfolio‡	412,962	3,703,179
EQ/AllianceBernstein Small Cap Growth Portfolio‡	1,036,893	20,692,549
EQ/BlackRock Basic Value Equity Portfolio‡	2,213,793	47,624,582
EQ/Boston Advisors Equity Income Portfolio‡	5,268,359	34,706,658

EQ/Core Bond Index Portfolio‡	31,627,589	$315,391,092
EQ/GAMCO Small Company Value Portfolio‡	297,347	16,527,183
EQ/Global Bond PLUS Portfolio‡	2,475,921	22,886,837
EQ/High Yield Bond Portfolio‡	910,577	8,984,509
EQ/Intermediate Government Bond Portfolio‡	41,979,697	432,707,023
EQ/International Equity Index Portfolio‡	350,734	3,093,823
EQ/Large Cap Growth Index Portfolio‡	911,492	11,371,538
EQ/MFS International Growth Portfolio‡	5,983,433	39,801,731
EQ/PIMCO Ultra Short Bond Portfolio‡	16,926,326	166,694,406
EQ/Quality Bond PLUS Portfolio‡	1,142,843	9,755,496
Multimanager Core Bond Portfolio‡	3,072,461	30,462,627
Multimanager Mid Cap Growth Portfolio*‡	272,491	2,608,203
Multimanager Mid Cap Value Portfolio‡	405,063	5,731,915

Total Investments (99.9%) (Cost $1,456,104,960)		1,668,279,262
Other Assets Less Liabilities (0.1%)		1,194,498

Net Assets (100%)		$1,669,473,760

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio (a)	$86,047,811	$9,417,315	$19,440,048	$68,000,402	$932,437	$3,040,075
ATM Large Cap Managed Volatility Portfolio (b)	219,890,671	21,341,298	44,221,435	195,161,063	1,441,053	24,275,529
ATM Mid Cap Managed Volatility Portfolio (c)	19,977,848	2,375,524	10,276,886	10,794,245	40,106	2,383,942
ATM Small Cap Managed Volatility Portfolio (d)	42,989,900	3,303,290	11,082,444	33,022,705	73,026	3,415,722
AXA Global Equity Managed Volatility Portfolio (e)	22,603,968	2,370,697	2,667,670	22,275,723	278,911	249,526
AXA International Core Managed Volatility Portfolio (f)	12,394,118	344,259	1,835,958	15,738,026	262,166	477,821
AXA International Value Managed Volatility Portfolio (g)	9,683,086	1,730,641	1,379,663	9,159,772	185,355	14,508
AXA Large Cap Core Managed Volatility Portfolio (h)	27,256,352	2,579,055	7,457,651	46,662,526	538,192	4,007,775
AXA Large Cap Growth Managed Volatility Portfolio (i)	53,116,575	1,981,226	4,916,837	52,512,749	229,724	3,008,811

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA Large Cap Value Managed Volatility Portfolio (j)	$14,179,825	$3,534,680	$2,392,910	$27,575,444	$431,137	$916,512
AXA/Franklin Small Cap Value Managed Volatility Portfolio (k)	3,850,502	11,933	108,966	3,673,780	9,504	148,741
AXA/Horizon Small Cap Value Portfolio (aa)	—	4,674,752	—	5,933,646	24,343	150,409
AXA/Lord Abbett Micro Cap Portfolio (bb)	—	1,000,000	—	1,981,932	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio (cc)	—	1,094,368	—	3,043,898	—	94,368
AXA/Pacific Global Small Cap Value Portfolio (dd)	—	2,596,906	—	3,703,179	5,507	91,399
CharterSM Multi-Sector Bond Portfolio (ee)(ff)(gg)(l)	18,334,136	4,858	3,641,942	—	—	(7,647,824	)(hh)
CharterSM Small Cap Growth Portfolio (bb)(cc)(m)	3,101,691	1,214	71,540	—	—	57,314
CharterSM Small Cap Value Portfolio (aa)(dd)(n)	3,232,286	1,214	89,345	—	—	39,509
EQ/AllianceBernstein Small Cap Growth Portfolio	27,823,700	2,416,589	6,814,560	20,692,549	63,341	3,504,509
EQ/BlackRock Basic Value Equity Portfolio	49,130,812	8,357,127	10,557,418	47,624,582	615,341	3,337,402
EQ/Boston Advisors Equity Income Portfolio	46,932,980	4,088,874	13,175,722	34,706,658	617,038	5,995,952
EQ/Core Bond Index Portfolio (ee)	343,070,819	18,082,575	60,261,850	315,391,092	4,960,494	(154,494)
EQ/GAMCO Small Company Value Portfolio	23,873,855	745,937	4,796,234	16,527,183	84,799	3,854,200
EQ/Global Bond PLUS Portfolio	15,911,228	9,460,769	2,111,859	22,886,837	215,507	256,730
EQ/High Yield Bond Portfolio (ff)	—	7,633,888	—	8,984,509	380,490	3,398
EQ/Intermediate Government Bond Portfolio	485,278,482	34,152,500	92,002,380	432,707,023	2,859,996	200,201
EQ/International Equity Index Portfolio	3,445,347	110,519	130,119	3,093,823	109,305	(1,265)
EQ/Large Cap Growth Index Portfolio	18,347,886	1,453,487	4,120,596	11,371,538	128,379	5,610,756
EQ/MFS International Growth Portfolio	42,217,876	7,331,630	5,527,126	39,801,731	497,460	1,830,223
EQ/PIMCO Ultra Short Bond Portfolio	194,136,499	7,068,049	33,815,865	166,694,406	1,075,401	(30,661)
EQ/Quality Bond PLUS Portfolio (gg)	—	6,367,319	—	9,755,496	117,319	—
Multimanager Core Bond Portfolio	35,662,826	1,326,629	6,698,274	30,462,627	763,373	354,130
Multimanager International Equity Portfolio	7,073,822	86,993	283,621	—	79,728	62,089
Multimanager Large Cap Core Equity Portfolio	25,132,347	141,985	1,289,983	—	104,447	567,418
Multimanager Large Cap Value Portfolio	5,672,228	6,128,260	971,115	—	108,872	235,718
Multimanager Mid Cap Growth Portfolio	3,467,357	279,881	955,614	2,608,203	—	324,266
Multimanager Mid Cap Value Portfolio	10,584,459	85,020	3,386,117	5,731,915	39,735	2,008,054

	$1,874,421,292	$173,681,261	$356,481,748	$1,668,279,262	$17,272,486	$62,682,763

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as ATM International Portfolio.
(b)	Formerly known as ATM Large Cap Portfolio.
(c)	Formerly known as ATM Mid Cap Portfolio.
(d)	Formerly known as ATM Small Cap Portfolio.
(e)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(f)	Formerly known as EQ/International Core PLUS Portfolio.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

(g)	Formerly known as EQ/International Value PLUS Portfolio.
(h)	Formerly known as EQ/Large Cap Core PLUS Portfolio.
(i)	Formerly known as EQ/Large Cap Growth PLUS Portfolio.
(j)	Formerly known as EQ/Large Cap Value PLUS Portfolio.
(k)	Formerly known as EQ/AXA Franklin Small Cap Value Core Portfolio.
(l)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(m)	Formerly known as Multimanager Small Cap Growth Portfolio.
(n)	Formerly known as Multimanager Small Cap Value Portfolio.
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Horizon Small Cap Value Portfolio with a value of $1,509,140 (at a cost of $830,190), representing 94,370 shares of CharterSM Small Cap Value Portfolio and 150,914 shares of AXA/Horizon Small Cap Value Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Lord Abbett Micro Cap Portfolio with a value of $823,490 (at a cost of $482,828), representing 71,101 shares of CharterSM Small Cap Growth Portfolio and 82,349 shares of AXA/Lord Abbett Micro Cap Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Morgan Stanley Small Cap Growth Portfolio with a value of $1,946,160 (at a cost of $1,141,073), representing 168,033 shares of CharterSM Small Cap Growth Portfolio and 194,616 shares of AXA/Morgan Stanley Small Cap Growth Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Pacific Global Small Cap Value Portfolio with a value of $1,556,939 (at a cost of $856,485), representing 97,359 shares of CharterSM Small Cap Value Portfolio and 155,694 shares of AXA/Pacific Small Cap Value Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $10,277,260, representing 2,624,379 shares of CharterSM Multi-Sector Bond Portfolio and 1,030,196 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(ff)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $1,922,694, representing 490,975 shares of CharterSM Multi-Sector Bond Portfolio and 185,167 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(gg)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $3,400,736, representing 868,405 shares of CharterSM Multi-Sector Bond Portfolio and 401,485 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(hh)	$(7,021,295) of the realized gain (loss) was due to the in-kind transactions noted above in footnotes (ee), (ff) and (gg).

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,668,279,262	$—	$1,668,279,262

Total Assets	$—	$1,668,279,262	$—	$1,668,279,262

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,668,279,262	$—	$1,668,279,262

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts for the year ended December 31, 2014.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$173,681,261
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$387,634,222

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,223,223
Aggregate gross unrealized depreciation	(10,669,233)

Net unrealized appreciation	$209,553,990

Federal income tax cost of investments	$1,458,725,272

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,456,104,960)	$1,668,279,262
Cash	1,002,605
Receivable for securities sold	1,613,586
Receivable from Separate Accounts for Trust shares sold	289,426
Dividends, interest and other receivables	162
Other assets	755

Total assets	1,671,185,796

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	794,392
Distribution fees payable – Class B	342,918
Administrative fees payable	199,280
Investment management fees payable	159,515
Trustees’ fees payable	37,265
Distribution fees payable – Class A	4,484
Accrued expenses	174,182

Total liabilities	1,712,036

NET ASSETS	$1,669,473,760

Net assets were comprised of:
Paid in capital	$1,775,955,555
Accumulated undistributed net investment income (loss)	2,250
Accumulated undistributed net realized gain (loss) on investments	(318,658,347)
Net unrealized appreciation (depreciation) on investments	212,174,302

Net assets	$1,669,473,760

Class A
Net asset value, offering and redemption price per share, $20,883,643 / 2,097,054 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.96

Class B
Net asset value, offering and redemption price per share, $1,607,869,778 / 161,376,883 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.96

Class K
Net asset value, offering and redemption price per share, $40,720,339 / 4,088,914 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.96

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$17,272,486
Interest	1,694

Total income	17,274,180

EXPENSES
Distribution fees – Class B	4,250,391
Administrative fees	2,625,790
Investment management fees	1,763,154
Printing and mailing expenses	246,426
Custodian fees	171,700
Professional fees	90,691
Trustees’ fees	66,371
Distribution fees – Class A	53,751
Miscellaneous	25,897

Gross expenses	9,294,171
Less: Waiver from investment manager	(336,095)

Net expenses	8,958,076

NET INVESTMENT INCOME (LOSS)	8,316,104

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	24,131,179
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	38,551,584

Net realized gain (loss)	62,682,763

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(16,320,248)

NET REALIZED AND UNREALIZED GAIN (LOSS)	46,362,515

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,678,619

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,316,104	$9,644,124
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	62,682,763	102,563,440
Net change in unrealized appreciation (depreciation) on investments	(16,320,248)	78,143,877

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,678,619	190,351,441

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(209,328)	(298,627)
Class B	(16,192,988)	(24,770,745)
Class K	(514,091)	(655,869)

	(16,916,407)	(25,725,241)

Distributions from net realized capital gains
Class A	(843,593)	(678,608)
Class B	(65,751,885)	(56,245,088)
Class K	(1,639,223)	(1,244,428)

	(68,234,701)	(58,168,124)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(85,151,108)	(83,893,365)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 359,965 and 514,245 shares, respectively ]	3,689,558	5,167,501
Capital shares issued in reinvestment of dividends and distributions [ 104,276 and 96,886 shares, respectively ]	1,052,921	977,235
Capital shares repurchased [ (536,283) and (589,564) shares, respectively ]	(5,480,407)	(5,979,458)

Total Class A transactions	(737,928)	165,278

Class B
Capital shares sold [ 9,033,237 and 13,807,281 shares, respectively ]	92,296,384	139,508,225
Capital shares issued in reinvestment of dividends and distributions [ 8,111,001 and 8,028,436 shares, respectively ]	81,944,873	81,015,833
Capital shares repurchased [ (34,152,769) and (42,814,811) shares, respectively ]	(348,770,994)	(433,871,730)

Total Class B transactions	(174,529,737)	(213,347,672)

Class K
Capital shares sold [ 496,222 and 681,411 shares, respectively ]	5,055,266	6,896,401
Capital shares issued in reinvestment of dividends and distributions [ 213,227 and 188,328 shares, respectively ]	2,153,314	1,900,297
Capital shares repurchased [ (663,342) and (868,304) shares, respectively ]	(6,777,020)	(8,805,463)

Total Class K transactions	431,560	(8,765)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(174,836,105)	(213,191,159)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(205,308,594)	(106,733,083)
NET ASSETS:
Beginning of year	1,874,782,354	1,981,515,437

End of year (a)	$1,669,473,760	$1,874,782,354

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,250	$22,720

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2014		2013		2012		2011		2010
Net asset value, beginning of year	$10.15		$9.64		$9.17		$9.61		$9.27

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.05		0.05		0.06		0.14
Net realized and unrealized gain (loss) on investments	0.27		0.92		0.63		(0.11)		0.71

Total from investment operations	0.32		0.97		0.68		(0.05)		0.85

Less distributions:
Dividends from net investment income	(0.10)		(0.14)		(0.08)		(0.17)		(0.22)
Distributions from net realized gains	(0.41)		(0.32)		(0.13)		(0.22)		(0.29)

Total dividends and distributions	(0.51)		(0.46)		(0.21)		(0.39)		(0.51)

Net asset value, end of year	$9.96		$10.15		$9.64		$9.17		$9.61

Total return	3.19%		10.17%		7.46%		(0.45)%		9.24%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$20,884		$22,020		$20,693		$20,906		$63,455
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(j)	0.51	%(j)	0.51	%(j)	0.22	%(k)	0.20	%(m)
Before waivers (f)	0.53%		0.53%		0.53%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.48%		0.52%		0.56%		0.62%		1.48%
Before waivers (f)(x)	0.47%		0.50%		0.55%		0.56%		1.41%
Portfolio turnover rate^	10%		12%		22%		30%		33%

	Year Ended December 31,
Class B	2014		2013		2012		2011		2010
Net asset value, beginning of year	$10.16		$9.64		$9.18		$9.62		$9.27

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.05		0.05		0.12		0.13
Net realized and unrealized gain (loss) on investments	0.26		0.93		0.62		(0.19)		0.71

Total from investment operations	0.31		0.98		0.67		(0.07)		0.84

Less distributions:
Dividends from net investment income	(0.10)		(0.14)		(0.08)		(0.15)		(0.20)
Distributions from net realized gains	(0.41)		(0.32)		(0.13)		(0.22)		(0.29)

Total dividends and distributions	(0.51)		(0.46)		(0.21)		(0.37)		(0.49)

Net asset value, end of year	$9.96		$10.16		$9.64		$9.18		$9.62

Total return	3.08%		10.28%		7.34%		(0.69)%		9.07%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,607,870		$1,811,723		$1,921,881		$1,881,229		$2,003,775
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(j)	0.51	%(j)	0.51	%(j)	0.47	%(k)	0.45	%(m)
Before waivers (f)	0.53%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.46%		0.49%		0.57%		1.21%		1.35%
Before waivers (f)(x)	0.45%		0.47%		0.55%		1.16%		1.28%
Portfolio turnover rate^	10%		12%		22%		30%		33%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,						December 1, 2011* to December 31, 2011
Class K	2014		2013		2012
Net asset value, beginning of period	$10.15		$9.64		$9.17		$9.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.08		0.08		0.17
Net realized and unrealized gain (loss) on investments	0.27		0.92		0.62		(0.14)

Total from investment operations	0.35		1.00		0.70		0.03

Less distributions:
Dividends from net investment income	(0.13)		(0.17)		(0.10)		(0.17)
Distributions from net realized gains	(0.41)		(0.32)		(0.13)		(0.10)

Total dividends and distributions	(0.54)		(0.49)		(0.23)		(0.27)

Net asset value, end of period	$9.96		$10.15		$9.64		$9.17

Total return (b)	3.44%		10.45%		7.73%		0.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,720		$41,040		$38,942		$37,232
Ratio of expenses to average net assets:
After waivers (a)(f)	0.26	%(j)	0.26	%(j)	0.26	%(j)	0.25	%(k)
Before waivers (a)(f)	0.28%		0.28%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.75%		0.78%		0.84%		21.14	%(l)
Before waivers (a)(f)(x)	0.73%		0.76%		0.82%		21.12	%(l)
Portfolio turnover rate^	10%		12%		22%		30%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.85% for Class A, 1.10% for Class B and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.85% for Class A and 1.10% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	3.04%	6.45%	4.16%
Portfolio – Class B Shares	3.06	6.36	3.98
Portfolio – Class K Shares*	3.30	N/A	8.34
S&P 500 Index	13.69	15.45	7.67
Barclays U.S. Intermediate Government Bond Index	2.52	2.78	3.76
42% Barclays U.S. Intermediate Government Bond Index/15% Volatility Managed Index – International/9% Volatility Managed Index – Mid Cap Core/20% Volatility Managed Index – Large Cap Core/6% Volatility Managed Index – Small Cap Core/8% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	4.16	7.34	6.28
* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 3.06% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: S&P 500 Index, the Barclays U.S. Intermediate Government Bond Index, and the 42% Barclays U.S. Intermediate Government Bond Index/15% Volatility Managed Index — International/9% Volatility Managed Index — Mid Cap Core/20% Volatility Managed Index — Large Cap Core/6% Volatility Managed Index — Small Cap Core/8% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 13.69%, 2.52% and 4.16%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•

As of 12/31/2014, the Portfolio’s equity allocation consisted of large cap growth stocks (9.9%), large cap value stocks (9.8%), mid cap stocks (9.8%), small cap stocks (6.6%), international stocks (13.2%) and emerging markets stocks (0.9%).

•	As of 12/31/2014, the Portfolio’s fixed income allocation consisted of investment grade bonds (49.0%), international bonds (0.4%) and high yield bonds (0.4%).

•

In 2014, on an absolute basis, fixed-income securities and large-cap volatility-managed equities provided the bulk of positive gains. The Portfolio’s moderate allocation to intermediate-term U.S. government and high-quality corporate bonds provided modest but positive returns. For example, U.S. large-cap, volatility-managed portfolios, in a risk-averse investment environment that favored big U.S. companies, contributed positively, while international equities showed weak performance amid slow economic growth in Europe and Japan. Despite a late-year rally, the Portfolio’s small- and mid-cap holdings were mostly flat for the year.

•

Based on its diversification among these asset classes, the Portfolio underperformed a basket of U.S. large-cap stocks, as represented by its primary equity benchmark, and outperformed its purely government bond index. The Portfolio roughly matched its blended benchmark, after a margin for fees.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/Intermediate Government Bond Portfolio	21.1%
EQ/Core Bond Index Portfolio	16.4
ATM Large Cap Managed Volatility Portfolio	12.8
EQ/PIMCO Ultra Short Bond Portfolio	8.0
ATM International Managed Volatility Portfolio	6.6
AXA Large Cap Growth Managed Volatility Portfolio	3.4
EQ/MFS International Growth Portfolio	3.1
EQ/BlackRock Basic Value Equity Portfolio	2.8
AXA Large Cap Core Managed Volatility Portfolio	2.8
ATM Small Cap Managed Volatility Portfolio	2.8
EQ/AllianceBernstein Small Cap Growth Portfolio	2.4
EQ/Boston Advisors Equity Income Portfolio	2.3
AXA Large Cap Value Managed Volatility Portfolio	2.2
AXA Global Equity Managed Volatility Portfolio	1.9
Multimanager Core Bond Portfolio	1.6
AXA International Core Managed Volatility Portfolio	1.6
EQ/GAMCO Small Company Value Portfolio	1.5
EQ/Global Bond PLUS Portfolio	1.4
ATM Mid Cap Managed Volatility Portfolio	0.8
EQ/Large Cap Growth Index Portfolio	0.8
AXA International Value Managed Volatility Portfolio	0.7
AXA/Franklin Small Cap Value Managed Volatility Portfolio	0.5
EQ/Quality Bond PLUS Portfolio	0.5
AXA/Morgan Stanley Small Cap Growth Portfolio	0.4
Multimanager Mid Cap Value Portfolio	0.4
EQ/High Yield Bond Portfolio	0.4
AXA/Lord Abbett Micro Cap Portfolio	0.2
AXA/Pacific Global Small Cap Value Portfolio	0.2
AXA/Horizon Small Cap Value Portfolio	0.1
EQ/International Equity Index Portfolio	0.1
EQ/International ETF Portfolio	0.1
Multimanager Mid Cap Growth Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class A
Actual	$1,000.00	$999.50	$2.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.56	2.68
Class B
Actual	1,000.00	1,000.13	2.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.56	2.68
Class K
Actual	1,000.00	1,000.66	1.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.82	1.40

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.53%, 0.53% and 0.28%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	65,078,771	$624,985,111
ATM Large Cap Managed Volatility Portfolio‡	91,029,732	1,209,705,457
ATM Mid Cap Managed Volatility Portfolio‡	8,602,972	75,107,590
ATM Small Cap Managed Volatility Portfolio‡	21,034,567	261,201,783
AXA Global Equity Managed Volatility Portfolio‡	11,971,632	178,251,694
AXA International Core Managed Volatility Portfolio‡	15,325,661	146,108,296
AXA International Value Managed Volatility Portfolio‡	5,502,938	65,467,508
AXA Large Cap Core Managed Volatility Portfolio‡	28,525,390	263,981,829
AXA Large Cap Growth Managed Volatility Portfolio‡	11,525,226	318,854,890
AXA Large Cap Value Managed Volatility Portfolio‡	13,345,302	211,180,114
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	3,263,537	48,695,000
AXA/Horizon Small Cap Value Portfolio‡	1,343,676	13,154,835
AXA/Lord Abbett Micro Cap Portfolio*‡	1,884,172	20,298,184
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	4,085,152	41,165,375
AXA/Pacific Global Small Cap Value Portfolio‡	1,908,364	17,112,974
EQ/AllianceBernstein Small Cap Growth Portfolio‡	11,293,731	225,381,090
EQ/BlackRock Basic Value Equity Portfolio‡	12,452,856	267,894,051
EQ/Boston Advisors Equity Income Portfolio‡	32,645,184	215,058,468
EQ/Core Bond Index Portfolio‡	154,622,136	1,541,895,701

EQ/GAMCO Small Company Value Portfolio‡	2,600,766	$144,556,189
EQ/Global Bond PLUS Portfolio‡	13,743,866	127,045,106
EQ/High Yield Bond Portfolio‡	3,680,928	36,319,087
EQ/Intermediate Government Bond Portfolio‡	193,039,343	1,989,758,988
EQ/International Equity Index Portfolio‡	1,480,647	13,060,786
EQ/International ETF Portfolio‡	3,452,869	10,114,854
EQ/Large Cap Growth Index Portfolio‡	5,635,990	70,313,170
EQ/MFS International Growth Portfolio‡	44,110,453	293,422,260
EQ/PIMCO Ultra Short Bond Portfolio‡	76,466,992	753,064,776
EQ/Quality Bond PLUS Portfolio‡	4,994,040	42,629,956
Multimanager Core Bond Portfolio‡	15,229,313	150,994,528
Multimanager Mid Cap Growth Portfolio*‡	972,458	9,308,067
Multimanager Mid Cap Value Portfolio‡	2,760,636	39,064,860

Total Investments (100.0%) (Cost $8,089,209,771)		9,425,152,577
Other Assets Less Liabilities (0.0%)		1,525,796

Net Assets (100%)		$9,426,678,373

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio (a)	$735,649,732	$53,700,514	$92,811,349	$624,985,111	$8,562,260	$23,494,452
ATM Large Cap Managed Volatility Portfolio (b)	1,305,113,528	125,736,876	220,572,618	1,209,705,457	8,925,120	138,896,621
ATM Mid Cap Managed Volatility Portfolio (c)	101,782,980	15,167,831	33,238,073	75,107,590	278,545	14,878,494
ATM Small Cap Managed Volatility Portfolio (d)	330,264,467	25,321,158	77,169,673	261,201,783	576,485	27,396,776
AXA Global Equity Managed Volatility Portfolio (e)	182,892,061	23,253,087	31,543,278	178,251,694	2,231,749	(1,268,529)
AXA International Core Managed Volatility Portfolio (f)	105,582,512	2,446,129	11,649,421	146,108,296	2,432,544	3,556,550

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Value Managed Volatility Portfolio (g)	$74,605,575	$6,333,564	$9,155,673	$65,467,508	$1,324,419	$110,456
AXA Large Cap Core Managed Volatility Portfolio (h)	150,666,190	33,190,909	37,057,737	263,981,829	3,042,786	21,468,116
AXA Large Cap Growth Managed Volatility Portfolio (i)	361,369,906	21,437,299	51,413,841	318,854,890	1,394,623	47,481,754
AXA Large Cap Value Managed Volatility Portfolio (j)	94,520,809	8,315,275	15,822,142	211,180,114	3,301,227	3,667,705
AXA/Franklin Small Cap Value Managed Volatility Portfolio (k)	53,997,575	132,392	4,388,172	48,695,000	126,296	1,981,565
AXA/Horizon Small Cap Value Portfolio (aa)	—	5,387,424	—	13,154,835	53,968	333,456
AXA/Lord Abbett Micro Cap Portfolio (bb)	—	5,000,000	—	20,298,184	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio (cc)	—	8,276,222	—	41,165,375	—	1,276,222
AXA/Pacific Global Small Cap Value Portfolio (dd)	—	10,447,817	—	17,112,974	25,446	422,371
CharterSM Multi-Sector Bond Portfolio (ee)(ff)(gg)(l)	86,336,536	20,000,000	11,645,473	—	—	(34,292,275	)(hh)
CharterSM Small Cap Growth Portfolio (bb)(cc)(m)	55,611,544	—	3,245,144	—	—	2,908,759
CharterSM Small Cap Value Portfolio (aa)(dd)(n)	17,440,391	—	482,424	—	—	94,528
EQ/AllianceBernstein Small Cap Growth Portfolio	274,380,925	29,479,864	54,815,829	225,381,090	688,944	31,233,515
EQ/BlackRock Basic Value Equity Portfolio	247,260,136	23,484,906	21,330,791	267,894,051	3,457,471	3,005,889
EQ/Boston Advisors Equity Income Portfolio	229,997,490	33,489,119	41,317,037	215,058,468	3,814,994	22,089,382
EQ/Core Bond Index Portfolio (ee)	1,561,374,790	114,427,445	214,887,830	1,541,895,701	24,232,353	(95,647)
EQ/GAMCO Small Company Value Portfolio	177,979,704	10,597,761	30,661,989	144,556,189	740,820	17,717,509
EQ/Global Bond PLUS Portfolio	71,721,146	68,868,234	11,002,294	127,045,106	1,196,457	1,665,909
EQ/High Yield Bond Portfolio (ff)	—	26,551,833	—	36,319,087	1,538,097	13,736
EQ/Intermediate Government Bond Portfolio	2,172,535,911	159,820,648	366,023,658	1,989,758,988	13,142,354	1,068,944
EQ/International Equity Index Portfolio	17,859,035	5,461,437	6,077,993	13,060,786	461,437	2,575,911
EQ/International ETF Portfolio	14,667,118	6,102,092	3,374,439	10,114,854	307,507	6,220,146
EQ/Large Cap Growth Index Portfolio	87,757,304	28,551,068	22,667,488	70,313,170	793,704	29,171,060
EQ/MFS International Growth Portfolio	330,103,333	30,933,024	36,723,851	293,422,260	3,667,650	12,578,050
EQ/PIMCO Ultra Short Bond Portfolio	884,255,159	14,979,045	143,044,418	753,064,776	4,857,113	(150,418)
EQ/Quality Bond PLUS Portfolio (gg)	—	21,532,618	—	42,629,956	532,618	—
Multimanager Core Bond Portfolio	156,760,950	23,105,499	29,526,253	150,994,528	3,507,688	1,590,539

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
Multimanager International Equity Portfolio	$70,393,068	$794,716	$2,774,187	$—	$786,963	$1,140,687
Multimanager Large Cap Core Equity Portfolio	119,181,107	509,607	5,366,029	—	499,268	2,353,927
Multimanager Large Cap Value Portfolio	105,441,808	11,114,482	6,955,114	—	1,104,144	764,842
Multimanager Mid Cap Growth Portfolio	13,806,735	1,054,268	4,668,716	9,308,067	—	1,385,552
Multimanager Mid Cap Value Portfolio	48,801,767	276,447	7,810,564	39,064,860	270,350	4,405,270

	$10,240,111,292	$975,280,610	$1,609,223,498	$9,425,152,577	$97,875,400	$391,141,824

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as ATM International Portfolio.
(b)	Formerly known as ATM Large Cap Portfolio.
(c)	Formerly known as ATM Mid Cap Portfolio.
(d)	Formerly known as ATM Small Cap Portfolio.
(e)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(f)	Formerly known as EQ/International Core PLUS Portfolio.
(g)	Formerly known as EQ/International Value PLUS Portfolio.
(h)	Formerly known as EQ/Large Cap Core PLUS Portfolio.
(i)	Formerly known as EQ/Large Cap Growth PLUS Portfolio.
(j)	Formerly known as EQ/Large Cap Value PLUS Portfolio.
(k)	Formerly known as EQ/AXA Franklin Small Cap Value Core Portfolio.
(l)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(m)	Formerly known as Multimanager Small Cap Growth Portfolio.
(n)	Formerly known as Multimanager Small Cap Value Portfolio
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in Charter SM Small Cap Value Portfolio for Class K shares of the AXA/Horizon Small Cap Value Portfolio with a value of $8,198,340 (at a cost of $5,215,716), representing 512,659 shares of CharterSM Small Cap Value Portfolio and 819,834 shares of AXA/Horizon Small Cap Value Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Lord Abbett Micro Cap Portfolio with a value of $13,760,560 (at a cost of $5,880,502), representing 1,188,096 shares of CharterSMSmall Cap Growth Portfolio and 1,376,056 shares of AXA/Lord Abbett Micro Cap Portfolio, as a taxable transfer.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Morgan Stanley Small Cap Growth Portfolio with a value of $32,520,510 (at a cost of $13,897,459), representing 2,807,842 shares of CharterSMSmall Cap Growth Portfolio and 3,252,051 shares of AXA/Morgan Stanley Small Cap Growth Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in Charter SM Small Cap Value Portfolio for Class K shares of the AXA/Pacific Global Small Cap Value Portfolio with a value of $8,458,019 (at a cost of $5,380,918), representing 528,898 shares of CharterSMSmall Cap Value Portfolio and 845,802 shares of AXA/Pacific Small Cap Value Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $63,403,698, representing 16,190,633 shares of CharterSM Multi-Sector Bond Portfolio and 6,355,610 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(ff)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in Charter SM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $11,861,715, representing 3,028,982 shares of CharterSM Multi-Sector Bond Portfolio and 1,142,352 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(gg)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in Charter SM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $20,980,225, representing 5,357,465 shares of CharterSM Multi-Sector Bond Portfolio and 2,476,887 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(hh)	$(34,377,656) of the realized gain (loss) was due to the in-kind transactions noted above in footnotes (ee), (ff) and (gg).

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,425,152,577	$—	$9,425,152,577

Total Assets	$—	$9,425,152,577	$—	$9,425,152,577

Total Liabilities	$—	$—	$—	$—

Total	$—	$9,425,152,577	$—	$9,425,152,577

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$975,280,610
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,767,257,090

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,372,846,764
Aggregate gross unrealized depreciation	(69,822,975)

Net unrealized appreciation	$1,303,023,789

Federal income tax cost of investments	$8,122,128,788

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $8,089,209,771)	$9,425,152,577
Cash	11,351,398
Receivable for securities sold	1,120,252
Receivable from Separate Accounts for Trust shares sold	864,899
Dividends, interest and other receivables	745
Other assets	6,272

Total assets	9,438,496,143

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	7,200,490
Distribution fees payable – Class B	1,452,141
Administrative fees payable	1,124,476
Investment management fees payable	805,696
Distribution fees payable – Class A	490,963
Trustees’ fees payable	216,867
Accrued expenses	527,137

Total liabilities	11,817,770

NET ASSETS	$9,426,678,373

Net assets were comprised of:
Paid in capital	$10,360,899,627
Accumulated undistributed net investment income (loss)	83,720
Accumulated undistributed net realized gain (loss) on investments	(2,270,247,780)
Net unrealized appreciation (depreciation) on investments	1,335,942,806

Net assets	$9,426,678,373

Class A
Net asset value, offering and redemption price per share, $2,307,371,999 / 162,694,171 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.18

Class B
Net asset value, offering and redemption price per share, $6,809,285,342 / 483,439,197 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.09

Class K
Net asset value, offering and redemption price per share, $310,021,032 / 21,860,230 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.18

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$97,875,400
Interest	8,309

Total income	97,883,709

EXPENSES
Distribution fees – Class B	17,768,163
Administrative fees	14,431,399
Investment management fees	9,781,971
Distribution fees – Class A	5,900,616
Printing and mailing expenses	1,381,681
Recoupment fees	1,022,348
Professional fees	295,190
Trustees’ fees	236,201
Custodian fees	178,300
Miscellaneous	155,634

Total expenses	51,151,503

NET INVESTMENT INCOME (LOSS)	46,732,206

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($123,655,936 of realized gain (loss) from affiliates)	124,067,451
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	267,485,888

Net realized gain (loss)	391,553,339

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(146,638,171)

NET REALIZED AND UNREALIZED GAIN (LOSS)	244,915,168

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$291,647,374

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$46,732,206	$57,008,412
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	391,553,339	555,137,308
Net change in unrealized appreciation (depreciation) on investments	(146,638,171)	655,664,291

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	291,647,374	1,267,810,011

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(25,373,168)	(37,437,494)
Class B	(74,978,241)	(117,253,881)
Class K	(4,205,390)	(5,714,892)

	(104,556,799)	(160,406,267)

Distributions from net realized capital gains
Class A	(103,374,032)	(66,375,574)
Class B	(309,640,495)	(211,401,101)
Class K	(13,887,886)	(8,721,059)

	(426,902,413)	(286,497,734)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(531,459,212)	(446,904,001)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 4,873,112 and 5,078,697 shares, respectively ]	71,302,378	72,667,174
Capital shares issued in reinvestment of dividends and distributions [ 8,924,247 and 7,209,164 shares, respectively ]	128,747,200	103,813,068
Capital shares repurchased [ (16,592,872) and (18,395,717) shares, respectively ]	(242,842,506)	(263,011,430)

Total Class A transactions	(42,792,928)	(86,531,188)

Class B
Capital shares sold [ 10,497,748 and 16,507,924 shares, respectively ]	152,400,479	233,461,177
Capital shares issued in reinvestment of dividends and distributions [ 26,840,004 and 22,976,227 shares, respectively ]	384,618,736	328,654,982
Capital shares repurchased [ (73,425,836) and (80,730,017) shares, respectively ]	(1,065,790,526)	(1,152,959,379)

Total Class B transactions	(528,771,311)	(590,843,220)

Class K
Capital shares sold [ 787,940 and 784,597 shares, respectively ]	11,519,162	11,193,182
Capital shares issued in reinvestment of dividends and distributions [ 1,254,057 and 1,001,990 shares, respectively ]	18,093,276	14,435,951
Capital shares repurchased [ (2,024,588) and (2,143,674) shares, respectively ]	(29,610,522)	(30,730,120)

Total Class K transactions	1,916	(5,100,987)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(571,562,323)	(682,475,395)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(811,374,161)	138,430,615
NET ASSETS:
Beginning of year	10,238,052,534	10,099,621,919

End of year (a)	$9,426,678,373	$10,238,052,534

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$83,720	$43,615

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2014		2013		2012		2011		2010
Net asset value, beginning of year	$14.55		$13.45		$12.60		$13.45		$12.80

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.08		0.07		0.16		0.18
Net realized and unrealized gain (loss) on investments	0.37		1.66		1.05		(0.45)		1.11

Total from investment operations	0.44		1.74		1.12		(0.29)		1.29

Less distributions:
Dividends from net investment income	(0.16)		(0.23)		(0.11)		(0.24)		(0.32)
Distributions from net realized gains	(0.65)		(0.41)		(0.16)		(0.32)		(0.32)

Total dividends and distributions	(0.81)		(0.64)		(0.27)		(0.56)		(0.64)

Net asset value, end of year	$14.18		$14.55		$13.45		$12.60		$13.45

Total return	3.04%		13.07%		8.85%		(2.14)%		10.14%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,307,372		$2,408,537		$2,307,690		$2,311,825		$2,881,375
Ratio of expenses to average net assets:
After waivers (f)	0.53	%(j)	0.53	%(k)	0.54	%(k)	0.25	%(m)	0.23	%(n)
Before waivers (f)	0.53%		0.53%		0.54%		0.26%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.48%		0.57%		0.54%		1.22%		1.39%
Before waivers (f)(x)	0.48%		0.57%		0.54%		1.21%		1.36%
Portfolio turnover rate^	10%		11%		18%		23%		26%

	Year Ended December 31,
Class B	2014		2013		2012		2011		2010
Net asset value, beginning of year	$14.46		$13.36		$12.52		$13.37		$12.72

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.08		0.07		0.15		0.15
Net realized and unrealized gain (loss) on investments	0.37		1.66		1.03		(0.48)		1.10

Total from investment operations	0.44		1.74		1.10		(0.33)		1.25

Less distributions:
Dividends from net investment income	(0.16)		(0.23)		(0.10)		(0.20)		(0.28)
Distributions from net realized gains	(0.65)		(0.41)		(0.16)		(0.32)		(0.32)

Total dividends and distributions	(0.81)		(0.64)		(0.26)		(0.52)		(0.60)

Net asset value, end of year	$14.09		$14.46		$13.36		$12.52		$13.37

Total return	3.06%		13.15%		8.82%		(2.41)%		9.91%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,809,285		$7,511,631		$7,493,390		$7,488,398		$8,291,295
Ratio of expenses to average net assets:
After waivers (f)	0.53	%(j)	0.53	%(k)	0.54	%(k)	0.50	%(m)	0.48	%(n)
Before waivers (f)	0.53%		0.53%		0.54%		0.51%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.46%		0.54%		0.54%		1.12%		1.16%
Before waivers (f)(x)	0.46%		0.54%		0.54%		1.11%		1.13%
Portfolio turnover rate^	10%		11%		18%		23%		26%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,						December 1, 2011* to December 31, 2011
Class K	2014		2013		2012
Net asset value, beginning of period	$14.55		$13.45		$12.60		$12.97

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.12		0.11		0.23
Net realized and unrealized gain (loss) on investments	0.37		1.66		1.04		(0.21)

Total from investment operations	0.48		1.78		1.15		0.02

Less distributions:
Dividends from net investment income	(0.20)		(0.27)		(0.14)		(0.23)
Distributions from net realized gains	(0.65)		(0.41)		(0.16)		(0.16)

Total dividends and distributions	(0.85)		(0.68)		(0.30)		(0.39)

Net asset value, end of period	$14.18		$14.55		$13.45		$12.60

Total return (b)	3.30%		13.35%		9.12%		0.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$310,021		$317,885		$298,541		$293,976
Ratio of expenses to average net assets:
After waivers (a)(f)	0.28	%(j)	0.28	%(k)	0.29	%(k)	0.27	%(m)
Before waivers (a)(f)	0.28%		0.28%		0.29%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.74%		0.82%		0.79%		21.57	%(l)
Before waivers (a)(f)(x)	0.74%		0.82%		0.79%		21.57	%(l)
Portfolio turnover rate^	10%		11%		18%		23%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class A, 1.15% for Class B and 0.90% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class A, 1.15% for Class B and 0.90% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class A and 1.15% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	3.72%	8.10%	4.92%
Portfolio – Class B Shares	3.72	7.99	4.74
Portfolio – Class K Shares*	3.98	N/A	11.50
S&P 500 Index	13.69	15.45	7.67
Barclays U.S. Intermediate Government Bond Index	2.52	2.78	3.76
25% Barclays U.S. Intermediate Government Bond Index/20% Volatility Managed Index – International/12% Volatility Managed Index – Mid Cap Core/28% Volatility Managed Index – Large Cap Core/10% Volatility Managed Index – Small Cap Core/5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	5.01	9.33	7.31
* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 3.72% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: S&P 500 Index, the Barclays U.S. Intermediate Government Bond Index, and the 25% Barclays U.S. Intermediate Government Bond Index/20% Volatility Managed Index — International/12% Volatility Managed Index — Mid Cap Core/28% Volatility Managed Index — Large Cap Core/10% Volatility Managed Index — Small Cap Core/5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 13.69%, 2.52% and 5.01%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•

As of 12/31/2014, the Portfolio’s equity allocation consisted of large cap growth stocks (13.6%), large cap value stocks (13.9%), mid cap stocks (13.5%), small cap stocks (10.8%), international stocks (17.4%) and emerging markets stocks (1.1%).

•	As of 12/31/2014, the Portfolio’s fixed income allocation consisted of investment grade bonds (29.5%) and high yield bonds (0.1%).

•

In 2014, on an absolute basis, equities provided the bulk of positive gains, but also most of the downside returns. For example, U.S. large-cap volatility-managed portfolios, in a risk-averse investment environment that favored big U.S. companies, were major contributors to returns, while international equities showed weak performance amid slow economic growth in Europe and Japan. Despite a late-year rally, the Portfolio’s small- and mid-cap stocks were mostly flat for the year. The Portfolio’s moderate allocation to intermediate-term U.S. government and high-quality corporate bonds provided positive returns.

•

Based on its diversification among these asset classes, the Portfolio underperformed a basket of U.S. large-cap stocks, as represented by its primary equity benchmark, and outperformed its purely government-bond benchmark. The Portfolio also slightly underperformed its blended benchmark, due to actively managed holdings that underperformed their benchmarks.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
ATM Large Cap Managed Volatility Portfolio	18.2%
EQ/Intermediate Government Bond Portfolio	13.2
EQ/Core Bond Index Portfolio	9.5
ATM International Managed Volatility Portfolio	8.5
ATM Small Cap Managed Volatility Portfolio	5.3
EQ/PIMCO Ultra Short Bond Portfolio	4.7
AXA Large Cap Value Managed Volatility Portfolio	4.7
AXA Large Cap Growth Managed Volatility Portfolio	4.2
AXA Large Cap Core Managed Volatility Portfolio	4.1
EQ/MFS International Growth Portfolio	3.5
EQ/AllianceBernstein Small Cap Growth Portfolio	3.5
EQ/BlackRock Basic Value Equity Portfolio	3.0
EQ/Boston Advisors Equity Income Portfolio	2.4
AXA International Core Managed Volatility Portfolio	2.1
AXA Global Equity Managed Volatility Portfolio	2.1
EQ/GAMCO Small Company Value Portfolio	1.8
AXA International Value Managed Volatility Portfolio	1.2
EQ/Large Cap Growth Index Portfolio	1.2
ATM Mid Cap Managed Volatility Portfolio	1.0
AXA/Morgan Stanley Small Cap Growth Portfolio	1.0
AXA/Franklin Small Cap Value Managed Volatility Portfolio	0.9
Multimanager Core Bond Portfolio	0.9
AXA/Lord Abbett Micro Cap Portfolio	0.5
EQ/International ETF Portfolio	0.4
AXA/Horizon Small Cap Value Portfolio	0.4
AXA/Pacific Global Small Cap Value Portfolio	0.4
EQ/International Equity Index Portfolio	0.4
EQ/Quality Bond PLUS Portfolio	0.3
Multimanager Mid Cap Value Portfolio	0.2
EQ/High Yield Bond Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.1
EQ/Global Bond PLUS Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class A
Actual	$1,000.00	$1,000.34	$2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.60	2.64
Class B
Actual	1,000.00	999.51	2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.60	2.64
Class K
Actual	1,000.00	1,001.14	1.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.86	1.36

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	96,698,500	$928,645,727
ATM Large Cap Managed Volatility Portfolio‡	149,177,948	1,982,444,349
ATM Mid Cap Managed Volatility Portfolio‡	12,499,505	109,125,975
ATM Small Cap Managed Volatility Portfolio‡	46,265,450	574,512,335
AXA Global Equity Managed Volatility Portfolio‡	15,554,708	231,601,917
AXA International Core Managed Volatility Portfolio‡	24,418,706	232,797,496
AXA International Value Managed Volatility Portfolio‡	11,272,578	134,107,927
AXA Large Cap Core Managed Volatility Portfolio‡	48,562,085	449,406,930
AXA Large Cap Growth Managed Volatility Portfolio‡	16,660,539	460,927,565
AXA Large Cap Value Managed Volatility Portfolio‡	32,348,529	511,892,976
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	6,543,868	97,640,570
AXA/Horizon Small Cap Value Portfolio‡	4,274,503	41,848,158
AXA/Lord Abbett Micro Cap Portfolio*‡	4,815,282	51,875,024
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	10,513,918	105,946,960
AXA/Pacific Global Small Cap Value Portfolio‡	4,395,711	39,417,903
EQ/AllianceBernstein Small Cap Growth Portfolio‡	18,884,468	376,864,131
EQ/BlackRock Basic Value Equity Portfolio‡	15,349,603	330,210,776
EQ/Boston Advisors Equity Income Portfolio‡	40,290,119	265,421,422

EQ/Core Bond Index Portfolio‡	104,226,731	$1,039,351,495
EQ/GAMCO Small Company Value Portfolio‡	3,518,583	195,570,467
EQ/Global Bond PLUS Portfolio‡	1,192,639	11,024,482
EQ/High Yield Bond Portfolio‡	1,546,684	15,260,862
EQ/Intermediate Government Bond Portfolio‡	139,537,505	1,438,287,140
EQ/International Equity Index Portfolio‡	4,357,557	38,437,993
EQ/International ETF Portfolio‡	15,219,918	44,585,312
EQ/Large Cap Growth Index Portfolio‡	10,724,008	133,789,992
EQ/MFS International Growth Portfolio‡	57,330,419	381,361,330
EQ/PIMCO Ultra Short Bond Portfolio‡	52,394,916	515,997,362
EQ/Quality Bond PLUS Portfolio‡	4,236,397	36,162,587
Multimanager Core Bond Portfolio‡	9,438,512	93,580,299
Multimanager Mid Cap Growth Portfolio*‡	1,549,840	14,834,586
Multimanager Mid Cap Value Portfolio‡	1,300,410	18,401,679

Total Investments (100.0%) (Cost $8,679,838,338)		10,901,333,727
Other Assets Less Liabilities (0.0%)		322,217

Net Assets (100%)		$10,901,655,944

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio (a)	$1,102,338,381	$72,294,009	$138,982,900	$928,645,727	$12,730,568	$34,350,118
ATM Large Cap Managed Volatility Portfolio (b)	2,086,031,807	205,139,145	318,445,162	1,982,444,349	14,632,262	211,787,131
ATM Mid Cap Managed Volatility Portfolio (c)	148,397,718	22,119,050	48,219,540	109,125,975	405,233	22,154,587
ATM Small Cap Managed Volatility Portfolio (d)	657,023,140	54,219,455	104,538,468	574,512,335	1,269,892	53,945,459

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA Global Equity Managed Volatility Portfolio (e)	$236,720,408	$20,950,518	$28,276,756	$231,601,917	$2,901,014	$(13,507)
AXA International Core Managed Volatility Portfolio (f)	166,116,114	3,911,061	17,702,104	232,797,496	3,876,822	5,668,038
AXA International Value Managed Volatility Portfolio (g)	147,011,048	16,742,114	17,740,430	134,107,927	2,711,175	(75,900)
AXA Large Cap Core Managed Volatility Portfolio (h)	193,208,604	23,016,128	51,949,362	449,406,930	5,184,319	28,956,687
AXA Large Cap Growth Managed Volatility Portfolio (i)	488,732,136	27,128,502	50,031,809	460,927,565	2,017,119	53,043,348
AXA Large Cap Value Managed Volatility Portfolio (j)	264,915,355	8,062,397	46,578,812	511,892,976	8,005,468	20,236,366
AXA/Franklin Small Cap Value Managed Volatility Portfolio (k)	106,845,456	271,810	7,683,735	97,640,570	253,246	3,669,272
AXA/Horizon Small Cap Value Portfolio (aa)	—	1,232,474	—	41,848,158	171,684	1,060,790
AXA/Lord Abbett Micro Cap Portfolio (bb)	—	—	—	51,875,024	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio (cc)	—	3,284,601	7,116,204	105,946,960	—	8,168,397
AXA/Pacific Global Small Cap Value Portfolio (dd)	—	1,031,499	—	39,417,903	58,613	972,886
CharterSM Multi-Sector Bond Portfolio (l)(ee)(ff)(gg)	60,178,239	—	5,462,771	—	—	756,431 (hh)
CharterSM Small Cap Growth Portfolio (m)(bb)(cc)	178,409,513	—	2,671,639	—	—	1,854,090
CharterSM Small Cap Value Portfolio (n)(aa)(dd)	86,767,054	—	1,416,176	—	—	92,400
EQ/AllianceBernstein Small Cap Growth Portfolio	466,305,658	41,131,622	89,173,119	376,864,131	1,153,834	54,341,009
EQ/BlackRock Basic Value Equity Portfolio	301,783,154	30,310,972	24,554,793	330,210,776	4,261,468	3,708,456
EQ/Boston Advisors Equity Income Portfolio	259,204,754	43,786,261	30,318,858	265,421,422	4,709,513	24,744,065
EQ/Core Bond Index Portfolio (ee)	1,048,267,665	105,577,472	163,281,416	1,039,351,495	16,342,329	214,727
EQ/GAMCO Small Company Value Portfolio	206,644,414	15,466,324	22,201,991	195,570,467	1,002,239	9,703,409
EQ/Global Bond PLUS Portfolio	5,981,383	5,221,717	—	11,024,482	103,617	118,100
EQ/High Yield Bond Portfolio (ff)	—	9,152,062	—	15,260,862	646,290	5,771
EQ/Intermediate Government Bond Portfolio	1,496,372,808	213,648,513	287,651,850	1,438,287,140	9,506,469	1,255,123
EQ/International Equity Index Portfolio	51,755,782	1,358,013	7,784,548	38,437,993	1,358,013	2,732,606
EQ/International ETF Portfolio	52,616,370	26,897,440	4,579,520	44,585,312	1,355,462	25,702,458
EQ/Large Cap Growth Index Portfolio	194,091,080	26,447,873	47,703,770	133,789,992	1,510,565	54,311,001
EQ/MFS International Growth Portfolio	432,027,389	34,721,756	45,227,635	381,361,330	4,766,196	16,065,695
EQ/PIMCO Ultra Short Bond Portfolio	589,600,421	33,479,556	104,893,393	515,997,362	3,331,044	(120,799)
EQ/Quality Bond PLUS Portfolio (gg)	—	23,956,838	—	36,162,587	456,838	—
Multimanager Core Bond Portfolio	109,284,593	3,407,603	19,684,534	93,580,299	2,336,259	1,038,543

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
Multimanager International Equity Portfolio	$114,913,455	$1,290,714	$5,389,723	$—	$1,269,261	$2,282,002
Multimanager Large Cap Core Equity Portfolio	286,688,971	1,252,394	17,140,870	—	1,198,764	2,038,441
Multimanager Large Cap Value Portfolio	272,872,722	2,664,844	14,760,700	—	2,616,576	2,500,680
Multimanager Mid Cap Growth Portfolio	14,111,819	1,542,837	—	14,834,586	—	1,542,837
Multimanager Mid Cap Value Portfolio	17,425,307	126,938	—	18,401,679	126,938	—

	$11,842,642,718	$1,080,844,512	$1,731,162,588	$10,901,333,727	$112,269,090	$648,810,717

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as ATM International Portfolio.
(b)	Formerly known as ATM Large Cap Portfolio.
(c)	Formerly known as ATM Mid Cap Portfolio.
(d)	Formerly known as ATM Small Cap Portfolio.
(e)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(f)	Formerly known as EQ/International Core PLUS Portfolio.
(g)	Formerly known as EQ/International Value PLUS Portfolio.
(h)	Formerly known as EQ/Large Cap Core PLUS Portfolio.
(i)	Formerly known as EQ/Large Cap Growth PLUS Portfolio.
(j)	Formerly known as EQ/Large Cap Value PLUS Portfolio.
(k)	Formerly known as EQ/AXA Franklin Small Cap Value Core Portfolio.
(l)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(m)	Formerly known as Multimanager Small Cap Growth Portfolio.
(n)	Formerly known as Multimanager Small Cap Value Portfolio.
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Horizon Small Cap Value Portfolio with a value of $41,469,510 (at a cost of $35,079,704), representing 2,593,174 shares of CharterSM Small Cap Value Portfolio and 4,146,951 shares of AXA/Horizon Small Cap Value Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Lord Abbett Micro Cap Portfolio with a value of $48,152,820 (at a cost of $24,657,730), representing 4,157,547 shares of CharterSM Small Cap Growth Portfolio and 4,815,282 shares of AXA/Lord Abbett Micro Cap Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Morgan Stanley Small Cap Growth Portfolio with a value of $113,800,211 (at a cost of $58,273,900), representing 9,825,587 shares of CharterSM Small Cap Growth Portfolio and 11,380,021 shares of AXA/Morgan Stanley Small Cap Growth Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Pacific Global Small Cap Value Portfolio with a value of $42,783,039 (at a cost of $36,190,811), representing 2,675,311 shares of CharterSM Small Cap Value Portfolio and 4,278,304 shares of AXA/Pacific Small Cap Value Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $36,635,694, representing 9,355,213 shares of CharterSM Multi-Sector Bond Portfolio and 3,672,375 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(ff)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $6,853,893, representing 1,750,195 shares of CharterSM Multi-Sector Bond Portfolio and 660,069 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

(gg)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $12,122,717, representing 3,095,631 shares of CharterSM Multi-Sector Bond Portfolio and 1,431,186 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(hh)	$710,626 of the realized gain (loss) was due to the in-kind transactions noted above in footnotes (ee), (ff) and (gg).

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$10,901,333,727	$—	$10,901,333,727

Total Assets	$—	$10,901,333,727	$—	$10,901,333,727

Total Liabilities	$—	$—	$—	$—

Total	$—	$10,901,333,727	$—	$10,901,333,727

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,080,844,512
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,932,702,448

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,210,553,059
Aggregate gross unrealized depreciation	(76,829,100)

Net unrealized appreciation	$2,133,723,959

Federal income tax cost of investments	$8,767,609,768

See Notes to Financial Statements.

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AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $8,679,838,338)	$10,901,333,727
Cash	8,418,038
Receivable for securities sold	2,196,710
Receivable from Separate Accounts for Trust shares sold	791,700
Dividends, interest and other receivables	570
Other assets	8,249

Total assets	10,912,748,994

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	5,644,533
Distribution fees payable – Class B	2,251,232
Administrative fees payable	1,299,447
Investment management fees payable	924,826
Trustees’ fees payable	243,944
Distribution fees payable – Class A	52,522
Accrued expenses	676,546

Total liabilities	11,093,050

NET ASSETS	$10,901,655,944

Net assets were comprised of:
Paid in capital	$12,451,894,712
Accumulated undistributed net investment income (loss)	262,025
Accumulated undistributed net realized gain (loss) on investments	(3,771,996,182)
Net unrealized appreciation (depreciation) on investments	2,221,495,389

Net assets	$10,901,655,944

Class A
Net asset value, offering and redemption price per share, $246,363,805 / 22,113,975 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.14

Class B
Net asset value, offering and redemption price per share, $10,569,593,536 / 948,465,348 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.14

Class K
Net asset value, offering and redemption price per share, $85,698,603 / 7,692,154 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.14

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$112,269,090
Interest	5,581

Total income	112,274,671

EXPENSES
Distribution fees – Class B	27,292,085
Administrative fees	16,604,969
Investment management fees	11,193,088
Printing and mailing expenses	1,571,079
Distribution fees – Class A	629,353
Trustees’ fees	397,412
Professional fees	324,970
Custodian fees	171,900
Miscellaneous	174,355

Total expenses	58,359,211

NET INVESTMENT INCOME (LOSS)	53,915,460

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	202,250,486
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	446,560,231

Net realized gain (loss)	648,810,717

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(291,701,541)

NET REALIZED AND UNREALIZED GAIN (LOSS)	357,109,176

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$411,024,636

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$53,915,460	$71,284,777
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	648,810,717	829,169,708
Net change in unrealized appreciation (depreciation) on investments	(291,701,541)	1,199,763,151

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	411,024,636	2,100,217,636

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(3,240,088)	(5,065,715)
Class B	(138,877,805)	(228,843,715)
Class K	(1,343,842)	(1,919,527)

	(143,461,735)	(235,828,957)

Distributions from net realized capital gains
Class A	(17,020,442)	(8,256,099)
Class B	(729,162,569)	(377,794,504)
Class K	(5,897,241)	(2,769,997)

	(752,080,252)	(388,820,600)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(895,541,987)	(624,649,557)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,212,330 and 1,624,463 shares, respectively ]	14,211,812	18,245,585
Capital shares issued in reinvestment of dividends and distributions [ 1,774,286 and 1,161,590 shares, respectively ]	20,260,530	13,321,814
Capital shares repurchased [ (2,830,043) and (3,286,031) shares, respectively ]	(33,007,610)	(36,856,686)

Total Class A transactions	1,464,732	(5,289,287)

Class B
Capital shares sold [ 10,972,444 and 19,003,563 shares, respectively ]	128,394,799	212,739,518
Capital shares issued in reinvestment of dividends and distributions [ 75,995,517 and 52,894,491 shares, respectively ]	868,040,374	606,638,219
Capital shares repurchased [ (125,163,086) and (139,090,766) shares, respectively ]	(1,460,443,778)	(1,578,917,284)

Total Class B transactions	(464,008,605)	(759,539,547)

Class K
Capital shares sold [ 610,147 and 973,069 shares, respectively ]	7,114,143	10,879,400
Capital shares issued in reinvestment of dividends and distributions [ 634,078 and 408,624 shares, respectively ]	7,241,083	4,689,524
Capital shares repurchased [ (1,023,657) and (1,271,465) shares, respectively ]	(11,949,600)	(14,371,789)

Total Class K transactions	2,405,626	1,197,135

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(460,138,247)	(763,631,699)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(944,655,598)	711,936,380
NET ASSETS:
Beginning of year	11,846,311,542	11,134,375,162

End of year (a)	$10,901,655,944	$11,846,311,542

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$262,025	$290,144

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2014		2013		2012		2011		2010
Net asset value, beginning of year	$11.66		$10.27		$9.43		$10.35		$9.70

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.07		0.06		0.09		0.10
Net realized and unrealized gain (loss) on investments	0.38		1.95		1.02		(0.58)		1.03

Total from investment operations	0.44		2.02		1.08		(0.49)		1.13

Less distributions:
Dividends from net investment income	(0.15)		(0.24)		(0.08)		(0.17)		(0.20)
Distributions from net realized gains	(0.81)		(0.39)		(0.16)		(0.26)		(0.28)

Total dividends and distributions	(0.96)		(0.63)		(0.24)		(0.43)		(0.48)

Net asset value, end of year	$11.14		$11.66		$10.27		$9.43		$10.35

Total return	3.72%		19.86%		11.50%		(4.65)%		11.69%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$246,364		$255,926		$230,680		$227,348		$324,712
Ratio of expenses to average net assets:
After waivers (f)	0.52	%(j)	0.52	%(k)	0.52	%(k)	0.27	%(m)	0.26	%(n)
Before waivers (f)	0.52%		0.52%		0.52%		0.27%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.49%		0.64%		0.55%		0.92%		1.01%
Before waivers (f)(x)	0.49%		0.64%		0.55%		0.92%		1.00%
Portfolio turnover rate^	10%		11%		15%		16%		20%

See Notes to Financial Statements.

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AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class B	2014		2013		2012		2011		2010
Net asset value, beginning of year	$11.66		$10.27		$9.43		$10.36		$9.70

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.07		0.05		0.10		0.07
Net realized and unrealized gain (loss) on investments	0.38		1.95		1.03		(0.62)		1.04

Total from investment operations	0.44		2.02		1.08		(0.52)		1.11

Less distributions:
Dividends from net investment income	(0.15)		(0.24)		(0.08)		(0.15)		(0.17)
Distributions from net realized gains	(0.81)		(0.39)		(0.16)		(0.26)		(0.28)

Total dividends and distributions	(0.96)		(0.63)		(0.24)		(0.41)		(0.45)

Net asset value, end of year	$11.14		$11.66		$10.27		$9.43		$10.36

Total return	3.72%		19.86%		11.50%		(4.98)%		11.52%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$10,569,594		$11,503,301		$10,828,079		$10,719,111		$12,240,547
Ratio of expenses to average net assets:
After waivers (f)	0.52	%(j)	0.52	%(k)	0.52	%(k)	0.52	%(m)	0.51	%(n)
Before waivers (f)	0.52%		0.52%		0.52%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.48%		0.61%		0.55%		0.93%		0.73%
Before waivers (f)(x)	0.48%		0.61%		0.55%		0.93%		0.72%
Portfolio turnover rate^	10%		11%		15%		16%		20%

See Notes to Financial Statements.

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AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,						December 1, 2011* to December 31, 2011
Class K	2014		2013		2012
Net asset value, beginning of period	$11.66		$10.27		$9.43		$9.73

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.10		0.08		0.16
Net realized and unrealized gain (loss) on investments	0.38		1.95		1.03		(0.15)

Total from investment operations	0.47		2.05		1.11		0.01

Less distributions:
Dividends from net investment income	(0.18)		(0.27)		(0.11)		(0.17)
Distributions from net realized gains	(0.81)		(0.39)		(0.16)		(0.14)

Total dividends and distributions	(0.99)		(0.66)		(0.27)		(0.31)

Net asset value, end of period	$11.14		$11.66		$10.27		$9.43

Total return (b)	3.98%		20.16%		11.78%		0.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$85,699		$87,084		$75,616		$71,635
Ratio of expenses to average net assets:
After waivers (a)(f)	0.27	%(j)	0.27	%(k)	0.27	%(k)	0.26	%(m)
Before waivers (a)(f)	0.27%		0.27%		0.27%		0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.74%		0.89%		0.81%		20.10	%(l)
Before waivers (a)(f)(x)	0.74%		0.89%		0.81%		20.10	%(l)
Portfolio turnover rate^	10%		11%		15%		16%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class A, 1.16% for Class B and 0.91% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class A, 1.19% for Class B and 0.93% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class A and 1.20% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	4.66%	9.71%	5.34%
Portfolio – Class B Shares	4.75	9.59	5.18
Portfolio – Class K Shares*	4.92	N/A	14.64
S&P 500 Index	13.69	15.45	7.67
Barclays U.S. Intermediate Government Bond Index	2.52	2.78	3.76
8% Barclays U.S. Intermediate Government Bond Index/25% Volatility Managed Index – International/14% Volatility Managed Index – Mid Cap Core/39% Volatility Managed Index – Large Cap Core/12% Volatility Managed Index – Small Cap Core/2% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	6.05	11.24	8.25
* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 4.75% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: S&P 500 Index, the Barclays U.S. Intermediate Government Bond Index and the 8% Barclays U.S. Intermediate Government Bond Index/25% Volatility Managed Index — International/14% Volatility Managed Index — Mid Cap Core/39% Volatility Managed Index — Large Cap Core/12% Volatility Managed Index — Small Cap Core/2% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 13.69%, 2.52% and 6.05%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•

As of 12/31/2014, the Portfolio’s equity allocation consisted of large cap growth stocks (17.6%), large cap value stocks (18.7%), mid cap stocks (17.2%), small cap stocks (12.7%), international stocks (22.6%) and emerging markets stocks (1.4%).

•	As of 12/31/2013, the Portfolio’s fixed income allocation consisted of investment grade bonds (9.8%).

•

In 2014, on an absolute basis, equities provided the bulk of positive gains, but also most of the downside returns. For example, U.S. large-cap volatility-managed portfolios, in a risk-averse investment environment that favored big U.S. companies, were major contributors to returns, while international equities showed weak performance amid slow economic growth in Europe and Japan. Despite a late-year rally, the Portfolio’s small- and mid-cap stocks were mostly flat for the year. The Portfolio’s modest allocation to intermediate-term U.S. government and high-quality corporate bonds provided minimal, but positive, returns.

•

Based on its diversification among these asset classes, the Portfolio underperformed a basket of U.S. large-cap stocks, as represented by its primary equity benchmark, and outperformed its purely government-bond benchmark. The Portfolio also somewhat underperformed its blended benchmark, due to actively managed holdings that underperformed their benchmarks.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
ATM Large Cap Managed Volatility Portfolio	24.3%
ATM International Managed Volatility Portfolio	9.9
AXA Large Cap Value Managed Volatility Portfolio	7.7
ATM Small Cap Managed Volatility Portfolio	5.9
AXA Large Cap Core Managed Volatility Portfolio	5.2
AXA Large Cap Growth Managed Volatility Portfolio	4.8
EQ/MFS International Growth Portfolio	4.6
EQ/Intermediate Government Bond Portfolio	4.1
EQ/BlackRock Basic Value Equity Portfolio	3.5
EQ/AllianceBernstein Small Cap Growth Portfolio	3.3
EQ/Core Bond Index Portfolio	2.9
EQ/Boston Advisors Equity Income Portfolio	2.7
EQ/GAMCO Small Company Value Portfolio	2.6
AXA Global Equity Managed Volatility Portfolio	2.5
AXA International Core Managed Volatility Portfolio	2.5
AXA International Value Managed Volatility Portfolio	2.1
EQ/Large Cap Growth Index Portfolio	1.8
EQ/International Equity Index Portfolio	1.5
AXA/Morgan Stanley Small Cap Growth Portfolio	1.5
EQ/PIMCO Ultra Short Bond Portfolio	1.4
ATM Mid Cap Managed Volatility Portfolio	1.4
AXA/Franklin Small Cap Value Managed Volatility Portfolio	1.1
AXA/Lord Abbett Micro Cap Portfolio	0.6
EQ/International ETF Portfolio	0.5
AXA/Horizon Small Cap Value Portfolio	0.3
AXA/Pacific Global Small Cap Value Portfolio	0.3
Multimanager Core Bond Portfolio	0.3
Multimanager Mid Cap Growth Portfolio	0.3
EQ/Quality Bond PLUS Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.2
EQ/High Yield Bond Portfolio	0.0	#
# Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class A
Actual	$1,000.00	$1,000.51	$2.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.57	2.67
Class B
Actual	1,000.00	1,001.41	2.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.57	2.67
Class K
Actual	1,000.00	1,002.18	1.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.83	1.39

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	36,916,593	$354,529,148
ATM Large Cap Managed Volatility Portfolio‡	65,498,801	870,421,738
ATM Mid Cap Managed Volatility Portfolio‡	5,681,305	49,600,202
ATM Small Cap Managed Volatility Portfolio‡	17,055,197	211,786,999
AXA Global Equity Managed Volatility Portfolio‡	6,098,825	90,808,497
AXA International Core Managed Volatility Portfolio‡	9,448,232	90,075,403
AXA International Value Managed Volatility Portfolio‡	6,301,800	74,971,440
AXA Large Cap Core Managed Volatility Portfolio‡	20,221,447	187,134,846
AXA Large Cap Growth Managed Volatility Portfolio‡	6,264,380	173,309,240
AXA Large Cap Value Managed Volatility Portfolio‡	17,561,230	277,894,254
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	2,678,604	39,967,249
AXA/Horizon Small Cap Value Portfolio‡	1,251,889	12,256,217
AXA/Lord Abbett Micro Cap Portfolio*‡	2,132,421	22,972,561
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	5,202,426	52,423,958
AXA/Pacific Global Small Cap Value Portfolio‡	1,273,839	11,422,965
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,938,881	118,518,100
EQ/BlackRock Basic Value Equity Portfolio‡	5,757,755	123,864,618
EQ/Boston Advisors Equity Income Portfolio‡	14,797,770	97,484,080
EQ/Core Bond Index Portfolio‡	10,498,679	104,693,085

EQ/GAMCO Small Company Value Portfolio‡	1,688,188	$93,833,124
EQ/High Yield Bond Portfolio‡	139,314	1,374,585
EQ/Intermediate Government Bond Portfolio‡	14,106,964	145,407,971
EQ/International Equity Index Portfolio‡	6,230,990	54,963,539
EQ/International ETF Portfolio‡	5,808,791	17,016,304
EQ/Large Cap Growth Index Portfolio‡	5,045,179	62,942,370
EQ/MFS International Growth Portfolio‡	24,710,389	164,373,240
EQ/PIMCO Ultra Short Bond Portfolio‡	5,192,062	51,132,639
EQ/Quality Bond PLUS Portfolio‡	996,449	8,505,851
Multimanager Core Bond Portfolio‡	1,003,352	9,947,966
Multimanager Mid Cap Growth Portfolio*‡	914,844	8,756,603
Multimanager Mid Cap Value Portfolio‡	504,840	7,143,822

Total Investments (99.7%) (Cost $2,673,823,445)		3,589,532,614
Other Assets Less Liabilities (0.3%)		11,124,026

Net Assets (100%)		$3,600,656,640

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio (a)	$386,483,283	$48,166,536	$40,922,765	$354,529,148	$4,852,097	$12,263,735
ATM Large Cap Managed Volatility Portfolio (b)	879,557,437	94,005,090	112,881,840	870,421,738	6,418,613	87,551,685
ATM Mid Cap Managed Volatility Portfolio (c)	66,162,141	10,468,953	21,199,611	49,600,202	183,843	9,929,698
ATM Small Cap Managed Volatility Portfolio (d)	234,065,720	21,037,566	31,723,884	211,786,999	467,625	19,840,304
AXA Global Equity Managed Volatility Portfolio (e)	78,409,533	19,877,839	7,652,956	90,808,497	1,135,648	(11,956)
AXA International Core Managed Volatility Portfolio (f)	54,579,358	14,805,820	6,231,379	90,075,403	1,497,729	1,060,074
AXA International Value Managed Volatility Portfolio (g)	89,114,973	1,865,475	8,880,465	74,971,440	1,515,387	(40,608)
AXA Large Cap Core Managed Volatility Portfolio (h)	71,040,440	10,214,364	15,739,811	187,134,846	2,156,045	10,108,732
AXA Large Cap Growth Managed Volatility Portfolio (i)	175,800,779	1,533,075	10,128,395	173,309,240	757,370	11,366,080
AXA Large Cap Value Managed Volatility Portfolio (j)	207,785,969	5,957,607	90,353,544	277,894,254	4,346,701	42,423,970

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA/Franklin Small Cap Value Managed Volatility Portfolio (k)	$44,435,064	$306,028	$3,715,303	$39,967,249	$103,615	$1,808,173
AXA/Horizon Small Cap Value Portfolio (aa)	—	10,360,959	—	12,256,217	50,282	310,677
AXA/Lord Abbett Micro Cap Portfolio (bb)	—	—	—	22,972,561	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio (cc)	—	1,625,264	—	52,423,958	—	1,625,264
AXA/Pacific Global Small Cap Value Portfolio (dd)	—	10,298,919	—	11,422,965	16,985	281,934
CharterSM Multi-Sector Bond Portfolio (l)(ee)(ff)(gg)	5,384,082	2,970	228,636	—	—	79,489 (hh)
CharterSM Small Cap Growth Portfolio (m)(bb)(cc)	78,357,223	17,820	869,400	—	—	508,600
CharterSM Small Cap Value Portfolio (n)(aa)(dd)	5,776,187	8,910	346,537	—	—	342,463
EQ/AllianceBernstein Small Cap Growth Portfolio	132,352,075	13,547,421	17,184,852	118,518,100	362,126	14,110,940
EQ/BlackRock Basic Value Equity Portfolio	82,554,694	41,850,749	5,640,373	123,864,618	1,596,568	1,860,532
EQ/Boston Advisors Equity Income Portfolio	56,004,638	50,704,157	4,702,685	97,484,080	1,725,981	8,844,613
EQ/Core Bond Index Portfolio (ee)	96,470,259	17,160,157	13,555,929	104,693,085	1,644,574	(21,691)
EQ/GAMCO Small Company Value Portfolio	122,755,702	4,068,970	19,454,910	93,833,124	480,555	16,472,070
EQ/High Yield Bond Portfolio (ff)	—	808,733	—	1,374,585	58,213	520
EQ/Intermediate Government Bond Portfolio	138,721,859	23,796,736	18,607,585	145,407,971	959,794	115,681
EQ/International Equity Index Portfolio	60,047,072	1,956,710	1,154,110	54,963,539	1,941,860	(5,777)
EQ/International ETF Portfolio	20,769,970	10,265,601	2,408,831	17,016,304	517,322	9,799,448
EQ/Large Cap Growth Index Portfolio	123,411,690	8,333,703	33,152,478	62,942,370	710,295	44,797,408
EQ/MFS International Growth Portfolio	192,952,387	9,676,285	21,063,702	164,373,240	2,053,082	6,598,183
EQ/PIMCO Ultra Short Bond Portfolio	51,163,704	6,568,264	6,357,221	51,132,639	328,932	(4,649)
EQ/Quality Bond PLUS Portfolio (gg)	—	7,357,453	—	8,505,851	107,453	—
Multimanager Core Bond Portfolio	9,601,421	1,373,985	1,054,050	9,947,966	227,650	111,157
Multimanager International Equity Portfolio	37,422,870	468,048	1,826,076	—	414,170	640,995
Multimanager Large Cap Core Equity Portfolio	119,722,091	668,040	6,212,728	—	505,560	829,169
Multimanager Large Cap Value Portfolio	173,672,625	1,948,608	9,487,780	—	1,669,045	1,510,329
Multimanager Mid Cap Growth Portfolio	9,117,407	954,116	805,527	8,756,603	—	940,765
Multimanager Mid Cap Value Portfolio	8,015,957	86,318	804,646	7,143,822	49,399	524,449

	$3,811,708,610	$452,147,249	$514,348,009	$3,589,532,614	$38,854,519	$306,572,456

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as ATM International Portfolio.
(b)	Formerly known as ATM Large Cap Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

(c)	Formerly known as ATM Mid Cap Portfolio.
(d)	Formerly known as ATM Small Cap Portfolio.
(e)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(f)	Formerly known as EQ/International Core PLUS Portfolio.
(g)	Formerly known as EQ/International Value PLUS Portfolio.
(h)	Formerly known as EQ/Large Cap Core PLUS Portfolio.
(i)	Formerly known as EQ/Large Cap Growth PLUS Portfolio.
(j)	Formerly known as EQ/Large Cap Value PLUS Portfolio.
(k)	Formerly known as EQ/AXA Franklin Small Cap Value Core Portfolio.
(l)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(m)	Formerly known as Multimanager Small Cap Growth Portfolio.
(n)	Formerly known as Multimanager Small Cap Value Portfolio.
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Horizon Small Cap Value Portfolio with a value of $2,470,390 (at a cost of $1,006,773), representing 154,478 shares of CharterSM Small Cap Value Portfolio and 247,039 shares of AXA/Horizon Small Cap Value Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Lord Abbett Micro Cap Portfolio with a value of $21,324,200 (at a cost of $11,098,923), representing 1,841,146 shares of CharterSM Small Cap Growth Portfolio and 2,132,420 shares of AXA/Lord Abbett Micro Cap Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Morgan Stanley Small Cap Growth Portfolio with a value of $50,395,780 (at a cost of $26,230,214), representing 4,351,206 shares of CharterSM Small Cap Growth Portfolio and 5,039,578 shares of AXA/Morgan Stanley Small Cap Growth Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Pacific Global Small Cap Value Portfolio with a value of $2,548,629 (at a cost of $1,038,661), representing 159,371 shares of CharterSM Small Cap Value Portfolio and 254,863 shares of AXA/Pacific Small Cap Value Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $3,454,172, representing 882,050 shares of CharterSM Multi-Sector Bond Portfolio and 346,248 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(ff)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $646,214, representing 165,016 shares of CharterSM Multi-Sector Bond Portfolio and 62,234 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(gg)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $1,142,982, representing 291,869 shares of CharterSM Multi-Sector Bond Portfolio and 134,938 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(hh)	$78,459 of the realized gain (loss) was due to the in-kind transactions noted above in footnotes (ee), (ff) and (gg).

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,589,532,614	$—	$3,589,532,614

Total Assets	$—	$3,589,532,614	$—	$3,589,532,614

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,589,532,614	$—	$3,589,532,614

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$452,147,249
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$637,964,754

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$915,152,544
Aggregate gross unrealized depreciation	(37,092,770)

Net unrealized appreciation	$878,059,774

Federal income tax cost of investments	$2,711,472,840

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,673,823,445)	$3,589,532,614
Cash	8,079,347
Receivable from Separate Accounts for Trust shares sold	5,589,993
Receivable for securities sold	371,438
Dividends, interest and other receivables	636
Other assets	3,448

Total assets	3,603,577,476

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,065,518
Distribution fees payable – Class B	739,317
Administrative fees payable	427,828
Investment management fees payable	305,797
Trustees’ fees payable	80,551
Distribution fees payable – Class A	17,851
Accrued expenses	283,974

Total liabilities	2,920,836

NET ASSETS	$3,600,656,640

Net assets were comprised of:
Paid in capital	$4,143,277,442
Accumulated undistributed net investment income (loss)	74,739
Accumulated undistributed net realized gain (loss) on investments	(1,458,404,710)
Net unrealized appreciation (depreciation) on investments	915,709,169

Net assets	$3,600,656,640

Class A
Net asset value, offering and redemption price per share, $84,100,285 / 7,479,633 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.24

Class B
Net asset value, offering and redemption price per share, $3,482,028,743 / 309,639,609 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.25

Class K
Net asset value, offering and redemption price per share, $34,527,612 / 3,070,598 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.24

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$38,854,519
Interest	6,931

Total income	38,861,450

EXPENSES
Distribution fees – Class B	8,857,624
Administrative fees	5,427,246
Investment management fees	3,662,764
Printing and mailing expenses	516,733
Distribution fees – Class A	213,353
Custodian fees	170,500
Professional fees	137,745
Trustees’ fees	136,924
Miscellaneous	53,418

Total expenses	19,176,307

NET INVESTMENT INCOME (LOSS)	19,685,143

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	123,695,204
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	182,877,252

Net realized gain (loss)	306,572,456

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(160,053,695)

NET REALIZED AND UNREALIZED GAIN (LOSS)	146,518,761

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$166,203,904

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,685,143	$24,178,551
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	306,572,456	270,823,340
Net change in unrealized appreciation (depreciation) on investments	(160,053,695)	546,777,787

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	166,203,904	841,779,678

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(1,316,651)	(2,031,975)
Class B	(54,453,575)	(84,999,872)
Class K	(625,650)	(866,048)

	(56,395,876)	(87,897,895)

Distributions from net realized capital gains
Class A	(7,539,164)	(2,331,266)
Class B	(310,646,494)	(98,850,458)
Class K	(3,068,408)	(890,601)

	(321,254,066)	(102,072,325)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(377,649,942)	(189,970,220)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 507,421 and 887,738 shares, respectively ]	6,048,255	9,821,501
Capital shares issued in reinvestment of dividends and distributions [ 763,179 and 375,433 shares, respectively ]	8,855,815	4,363,241
Capital shares repurchased [ (1,065,300) and (1,566,469) shares, respectively ]	(12,692,702)	(17,442,854)

Total Class A transactions	2,211,368	(3,258,112)

Class B
Capital shares sold [ 11,300,077 and 18,556,066 shares, respectively ]	134,528,468	207,638,705
Capital shares issued in reinvestment of dividends and distributions [ 31,462,353 and 15,823,158 shares, respectively ]	365,100,069	183,850,330
Capital shares repurchased [ (42,654,157) and (46,654,781) shares, respectively ]	(508,715,984)	(527,329,868)

Total Class B transactions	(9,087,447)	(135,840,833)

Class K
Capital shares sold [ 275,127 and 339,064 shares, respectively ]	3,317,281	3,766,974
Capital shares issued in reinvestment of dividends and distributions [ 318,352 and 150,958 shares, respectively ]	3,694,058	1,756,649
Capital shares repurchased [ (394,528) and (398,477) shares, respectively ]	(4,694,474)	(4,409,241)

Total Class K transactions	2,316,865	1,114,382

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,559,214)	(137,984,563)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(216,005,252)	513,824,895
NET ASSETS:
Beginning of year	3,816,661,892	3,302,836,997

End of year (a)	$3,600,656,640	$3,816,661,892

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$74,739	$97,301

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2014		2013		2012		2011		2010
Net asset value, beginning of year	$11.94		$9.94		$8.90		$10.02		$9.20

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.08		0.06		0.07		0.06
Net realized and unrealized gain (loss) on investments	0.51		2.53		1.19		(0.80)		1.16

Total from investment operations	0.57		2.61		1.25		(0.73)		1.22

Less distributions:
Dividends from net investment income	(0.19)		(0.28)		(0.08)		(0.15)		(0.18)
Distributions from net realized gains	(1.08)		(0.33)		(0.13)		(0.24)		(0.22)

Total dividends and distributions	(1.27)		(0.61)		(0.21)		(0.39)		(0.40)

Net asset value, end of year	$11.24		$11.94		$9.94		$8.90		$10.02

Total return	4.66%		26.48%		14.15%		(7.19)%		13.33%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$84,100		$86,838		$75,338		$72,908		$114,201
Ratio of expenses to average net assets (f)	0.53	%(j)	0.52	%(k)	0.52	%(k)	0.29	%(m)	0.28	%(n)
Ratio of net investment income (loss) to average net assets (f)	0.54%		0.70%		0.58%		0.66%		0.67%
Portfolio turnover rate^	12%		11%		10%		10%		15%

	Year Ended December 31,
Class B	2014		2013		2012		2011		2010
Net asset value, beginning of year	$11.94		$9.94		$8.90		$10.02		$9.21

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.07		0.06		0.07		0.04
Net realized and unrealized gain (loss) on investments	0.52		2.54		1.19		(0.82)		1.14

Total from investment operations	0.58		2.61		1.25		(0.75)		1.18

Less distributions:
Dividends from net investment income	(0.19)		(0.28)		(0.08)		(0.13)		(0.15)
Distributions from net realized gains	(1.08)		(0.33)		(0.13)		(0.24)		(0.22)

Total dividends and distributions	(1.27)		(0.61)		(0.21)		(0.37)		(0.37)

Net asset value, end of year	$11.25		$11.94		$9.94		$8.90		$10.02

Total return	4.75%		26.48%		14.15%		(7.43)%		12.92%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,482,029		$3,695,543		$3,199,858		$3,088,209		$3,578,099
Ratio of expenses to average net assets (f)	0.53	%(j)	0.52	%(k)	0.52	%(k)	0.54	%(m)	0.53	%(n)
Ratio of net investment income (loss) to average net assets (f)	0.53%		0.67%		0.59%		0.71%		0.39%
Portfolio turnover rate^	12%		11%		10%		10%		15%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,						December 1, 2011* to December 31, 2011
Class K	2014		2013		2012
Net asset value, beginning of period	$11.94		$9.94		$8.90		$9.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.11		0.08		0.15
Net realized and unrealized gain (loss) on investments	0.50		2.54		1.20		(0.14)

Total from investment operations	0.60		2.65		1.28		0.01

Less distributions:
Dividends from net investment income	(0.22)		(0.32)		(0.11)		(0.15)
Distributions from net realized gains	(1.08)		(0.33)		(0.13)		(0.14)

Total dividends and distributions	(1.30)		(0.65)		(0.24)		(0.29)

Net asset value, end of period	$11.24		$11.94		$9.94		$8.90

Total return (b)	4.92%		26.80%		14.44%		0.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,528		$34,281		$27,641		$25,955
Ratio of expenses to average net assets (a)(f)	0.28	%(j)	0.27	%(k)	0.27	%(k)	0.27	%(m)
Ratio of net investment income (loss) to average net assets (a)(f)	0.81%		0.97%		0.87%		19.41	%(l)
Portfolio turnover rate^	12%		11%		10%		10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class A, 1.21% for Class B and 0.96% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.22% for Class A, 1.22% for Class B and 0.97% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.98% for Class A, 1.23% for Class B and 0.96% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A and 1.25% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

CHARTERSM FIXED INCOME PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	1.85%	1.03%
Barclays U.S. Aggregate Bond Index	5.97	4.21
* Date of inception 10/30/13. Returns for periods greater than one year are annualized. Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 1.85% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmark, the Barclays U.S. Aggregate Bond Index, which returned 5.97% over the same period.

Portfolio Highlights

For the period ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 89.9% fixed income investments and 10.0% non-traditional (alternative) investments.

•

As the Federal Reserve wound down its quantitative easing program, and concerns flared about uneven global growth trends, most major fixed-income sectors provided positive returns in 2014, with the U.S. leading the way by a substantial margin. The Portfolio’s holdings in convertible securities, global inflation-linked bonds, and emerging market bonds boosted returns, while sectors including international government bonds and corporate bonds detracted from performance. The Portfolio’s diversification out of U.S. bonds, however, contributed to underperformance versus its benchmark.

CHARTERSM FIXED INCOME PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/PIMCO Ultra Short Bond Portfolio	10.4%
EQ/Intermediate Government Bond Portfolio	10.2
EQ/Convertible Securities Portfolio	10.1
EQ/Global Bond PLUS Portfolio	9.9
EQ/PIMCO Global Real Return Portfolio	8.7
iShares® International Treasury Bond ETF	8.6
iShares® JP Morgan USD Emerging Markets Bond ETF	6.3
Multimanager Core Bond Portfolio	6.2
iShares® Floating Rate Bond ETF	5.9
EQ/High Yield Bond Portfolio	5.5
Eaton Vance Floating-Rate Fund, Institutional Class	4.0
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	3.8
SPDR® Barclays Short Term High Yield Bond ETF	3.3
EQ/Core Bond Index Portfolio	2.9
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1.2
EQ/Quality Bond PLUS Portfolio	1.0
Vanguard Short-Term Inflation-Protected Securities ETF	0.9
iShares® Global ex USD High Yield Corporate Bond ETF	0.9
PowerShares Global Short Term High Yield Bond Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$981.37	$3.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Eaton Vance Floating-Rate Fund, Institutional Class	22,962	$204,594
EQ/Convertible Securities Portfolio‡	48,972	522,514
EQ/Core Bond Index Portfolio‡	15,193	151,502
EQ/Global Bond PLUS Portfolio‡	55,359	511,726
EQ/High Yield Bond Portfolio‡	28,623	282,421
EQ/Intermediate Government Bond Portfolio‡	51,289	528,668
EQ/PIMCO Global Real Return Portfolio‡	46,590	450,518
EQ/PIMCO Ultra Short Bond Portfolio‡	54,423	535,972
EQ/Quality Bond PLUS Portfolio‡	6,018	51,373
iShares® Floating Rate Bond ETF	6,050	305,767
iShares® Global ex USD High Yield Corporate Bond ETF	900	45,666
iShares® International Treasury Bond ETF	4,570	442,284
iShares® JP Morgan USD Emerging Markets Bond ETF	2,950	323,644
Multimanager Core Bond Portfolio‡	32,310	320,349

PIMCO Foreign Bond Fund Unhedged, Institutional Class	6,416	$63,458
PowerShares Global Short Term High Yield Bond Portfolio	320	7,482
SPDR® Barclays Short Term High Yield Bond ETF	5,880	169,991
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	24,059	198,008
Vanguard Short-Term Inflation- Protected Securities ETF	950	45,828

Total Investments (99.8%) (Cost $5,256,018)		5,161,765
Other Assets Less Liabilities (0.2%)		9,071

Net Assets (100%)		$5,170,836

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
CharterSM Multi-Sector Bond Portfolio (a)(aa)(bb)(cc)	$183,007	$8,380	$1,860	$—	$—	$(5,371	)(dd)
EQ/Convertible Securities Portfolio	372,772	225,523	93,690	522,514	9,824	10,182
EQ/Core Bond Index Portfolio (aa)	—	42,007	17,091	151,502	2,369	(3)
EQ/Global Bond PLUS Portfolio	358,149	227,587	65,324	511,726	4,798	6,639
EQ/High Yield Bond Portfolio (bb)	192,989	127,597	52,898	282,421	11,931	99
EQ/Intermediate Government Bond Portfolio	359,582	229,967	64,748	528,668	3,473	417
EQ/PIMCO Global Real Return Portfolio	296,333	222,191	75,948	450,518	21,768	223
EQ/PIMCO Ultra Short Bond Portfolio	545,609	177,459	185,252	535,972	3,417	(838)
EQ/Quality Bond PLUS Portfolio (cc)	—	15,508	6,409	51,373	643	(1)
Multimanager Core Bond Portfolio	356,877	121,676	159,668	320,349	7,367	2,642

	$2,665,318	$1,397,895	$722,888	$3,355,043	$65,590	$13,989

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $126,855, representing 32,393 shares of CharterSM Multi-Sector Bond Portfolio and 12,716 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $23,732, representing 6,060 shares of CharterSM Multi-Sector Bond Portfolio and 2,286 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $41,976, representing 10,719 shares of CharterSM Multi-Sector Bond Portfolio and 4,956 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(5,371) of the realized gain (loss) was due to the in-kind transactions noted above.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,340,662	$—	$—	$1,340,662
Investment Companies	466,060	3,355,043	—	3,821,103

Total Assets	$1,806,722	$3,355,043	$—	$5,161,765

Total Liabilities	$—	$—	$—	$—

Total	$1,806,722	$3,355,043	$—	$5,161,765

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,065,806
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$859,072

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,845
Aggregate gross unrealized depreciation	(119,896)

Net unrealized depreciation	$(94,051)

Federal income tax cost of investments	$5,255,816

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,379,320)	$3,355,043
Unaffiliated Issuers (Cost $1,876,698)	1,806,722
Cash	50,233
Receivable from investment manager	8,139
Receivable from Separate Accounts for Trust shares sold	2,759
Dividends, interest and other receivables	888
Receivable for securities sold	56
Other assets	16

Total assets	5,223,856

LIABILITIES
Distribution fees payable – Class B	1,091
Trustees’ fees payable	117
Payable for securities purchased	105
Payable to Separate Accounts for Trust shares redeemed	5
Accrued expenses	51,702

Total liabilities	53,020

NET ASSETS	$5,170,836

Net assets were comprised of:
Paid in capital	$5,273,035
Accumulated undistributed net investment income (loss)	3,313
Accumulated undistributed net realized gain (loss) on investments	(11,259)
Net unrealized appreciation (depreciation) on investments	(94,253)

Net assets	$5,170,836

Class B
Net asset value, offering and redemption price per share, $5,170,836 / 530,484 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.75

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($65,590 of dividend income received from affiliates)	$112,790
Interest	37

Total income	112,827

EXPENSES
Custodian fees	75,100
Professional fees	47,115
Administrative fees	37,499
Offering costs	14,593
Distribution fees – Class B	11,556
Investment management fees	6,934
Printing and mailing expenses	1,034
Trustees’ fees	241
Miscellaneous	938

Gross expenses	195,010
Less: Waiver from investment manager	(44,432)
Reimbursement from investment advisor	(120,534)

Net expenses	30,044

NET INVESTMENT INCOME (LOSS)	82,783

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(6,429) of realized gain (loss) from affiliates)	(6,095)
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	20,418

Net realized gain (loss)	14,323

Net change in unrealized appreciation (depreciation) on investments ($20,089 of change in unrealized appreciation (depreciation) from affiliates)	(33,766)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,443)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,340

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$82,783	$36,555
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	14,323	(20)
Net change in unrealized appreciation (depreciation) on investments	(33,766)	(60,487)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	63,340	(23,952)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(114,004)	(45,191)
Distributions from net realized capital gains
Class B	—	(3,835)
Return of capital
Class B	—	(10,639)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(114,004)	(59,665)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 163,708 and 405,613 shares, respectively ]	1,645,717	4,055,764
Capital shares issued in reinvestment of dividends and distributions [ 11,708 and 6,094 shares, respectively ]	114,004	59,665
Capital shares repurchased [ (56,635) and (4) shares, respectively ]	(569,991)	(42)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,189,730	4,115,387

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,139,066	4,031,770
NET ASSETS:
Beginning of period	4,031,770	—

End of period (a)	$5,170,836	$4,031,770

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,313	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.79	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18	0.09
Net realized and unrealized gain (loss) on investments	— #	(0.15)

Total from investment operations	0.18	(0.06)

Less distributions:
Dividends from net investment income	(0.22)	(0.11)
Distributions from net realized gains	—	(0.01)
Return of capital	—	(0.03)

Total dividends and distributions	(0.22)	(0.15)

Net asset value, end of period	$9.75	$9.79

Total return (b)	1.85%	(0.63)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,171	$4,032
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	4.22%	3.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.79%	5.39	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.78)%	2.21	%(l)
Portfolio turnover rate (z)^	19%	19%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM CONSERVATIVE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	2.02%	1.94%
Dow Jones Moderately Conservative Portfolio Index	4.78	4.36
20% MSCI AC World (Net) Index/75% Barclays U.S. Aggregate Bond Index/5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	5.36	4.37
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 2.02% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: Dow Jones Moderately Conservative Portfolio Index and the 20% MSCI AC World (Net) Index/75% Barclays U.S. Aggregate Bond Index/5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 4.78% and 5.36%, respectively, over the same period.

Portfolio Highlights

For the prior year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 19.8% equity investments, 66.9% fixed income investments and 13.3% non-traditional (alternative) investments.

•

On an absolute basis, in 2014, the Portfolio’s broad asset allocation to equities made a substantial contribution to performance; bonds, convertibles and alternative investments also offered positive returns. From an individual sector perspective, large-cap U.S. equity investments were positive, while non-U.S. developed-world stocks, metals and energy provided the biggest drag. Looking at performance relative to benchmark, the Portfolio underperformed its primary benchmark and its secondary, composite benchmark, largely due to actively managed portfolios that underperformed their benchmarks.

CHARTERSM CONSERVATIVE PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/Convertible Securities Portfolio	8.3%
Multimanager Core Bond Portfolio	7.7
EQ/Intermediate Government Bond Portfolio	7.6
EQ/PIMCO Ultra Short Bond Portfolio	7.6
EQ/Global Bond PLUS Portfolio	7.5
EQ/PIMCO Global Real Return Portfolio	6.9
iShares® International Treasury Bond ETF	6.3
EQ/High Yield Bond Portfolio	5.1
iShares® Floating Rate Bond ETF	4.6
iShares® JP Morgan USD Emerging Markets Bond ETF	4.2
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	3.1
Eaton Vance Floating-Rate Fund, Institutional Class	2.7
EQ/International Equity Index Portfolio	2.3
SPDR® Barclays Short Term High Yield Bond ETF	2.0
EQ/Capital Guardian Research Portfolio	2.0
Multimanager Mid Cap Value Portfolio	1.6
EQ/Morgan Stanley Mid Cap Growth Portfolio	1.5
EQ/MFS International Growth Portfolio	1.5
EQ/GAMCO Mergers and Acquisitions Portfolio	1.3
EQ/AllianceBernstein Small Cap Growth Portfolio	1.1
EQ/GAMCO Small Company Value Portfolio	1.1
EQ/Wells Fargo Omega Growth Portfolio	1.1
EQ/Invesco Comstock Portfolio	1.0
EQ/T. Rowe Price Growth Stock Portfolio	1.0
EQ/BlackRock Basic Value Equity Portfolio	1.0
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1.0
EQ/Emerging Markets Equity PLUS Portfolio	0.9
Vanguard Short-Term Inflation-Protected Securities ETF	0.7
PowerShares DB G10 Currency Harvest Fund	0.7
EQ/Low Volatility Global ETF Portfolio	0.6
iShares® MSCI EAFE Small-Cap ETF	0.5
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	0.5
AXA SmartBeta Equity Portfolio	0.5
Templeton Emerging Markets Small Cap, Advisor Class	0.5
Templeton Global Smaller Companies, Advisor Class	0.4
AXA/Lord Abbett Micro Cap Portfolio	0.4
iShares® Global Infrastructure ETF	0.4
PowerShares S&P 500 BuyWrite Portfolio	0.4
EQ/Real Estate PLUS Portfolio	0.4
BlackRock Global Long/Short Credit Fund, Institutional Class	0.3
PowerShares DB Gold Fund	0.2
iShares® Micro-Cap ETF	0.2
AQR Managed Futures Strategy, Institutional Class	0.2
Franklin K2 Alternative Strategies Fund, Advisor Class	0.2
iShares® U.S. Oil & Gas Exploration & Production ETF	0.2
EQ/Natural Resources PLUS Portfolio	0.2
EQ/Energy ETF Portfolio	0.2
PowerShares DB Base Metals Fund	0.1
Financial Investors Trust-Listed Private Equity Fund, Institutional Class	0.1
PowerShares DB Commodity Index Tracking Fund	0.1
PowerShares DB Silver Fund	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$981.44	$3.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	2,752	$29,251
AXA SmartBeta Equity Portfolio‡	6,304	67,450
AXA/Lord Abbett Micro Cap Portfolio*‡	5,433	58,533
BlackRock Global Long/Short Credit Fund, Institutional Class	4,267	44,247
Eaton Vance Floating-Rate Fund, Institutional Class	40,651	362,202
EQ/AllianceBernstein Small Cap Growth Portfolio‡	7,219	144,064
EQ/BlackRock Basic Value Equity Portfolio‡	6,443	138,606
EQ/Capital Guardian Research Portfolio‡	13,019	270,305
EQ/Convertible Securities Portfolio‡	105,589	1,126,599
EQ/Emerging Markets Equity PLUS Portfolio‡	14,238	128,902
EQ/Energy ETF Portfolio‡	2,612	21,671
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	13,927	180,944
EQ/GAMCO Small Company Value Portfolio‡	2,587	143,780
EQ/Global Bond PLUS Portfolio‡	109,543	1,012,588
EQ/High Yield Bond Portfolio‡	70,139	692,046
EQ/Intermediate Government Bond Portfolio‡	99,698	1,027,640
EQ/International Equity Index Portfolio‡	35,982	317,396
EQ/Invesco Comstock Portfolio‡	9,399	141,159
EQ/Low Volatility Global ETF Portfolio‡	7,784	81,037
EQ/MFS International Growth Portfolio‡	29,697	197,542
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	11,584	208,213
EQ/Natural Resources PLUS Portfolio‡	2,537	22,259
EQ/PIMCO Global Real Return Portfolio‡	96,412	932,281
EQ/PIMCO Ultra Short Bond Portfolio‡	103,976	1,023,980
EQ/Real Estate PLUS Portfolio‡	5,295	55,366
EQ/T. Rowe Price Growth Stock Portfolio*‡	3,811	139,478
EQ/Wells Fargo Omega Growth Portfolio*‡	12,550	143,561
Financial Investors Trust-Listed Private Equity Fund, Institutional Class	1,306	8,688
Franklin K2 Alternative Strategies Fund, Advisor Class	2,497	27,041
iShares® Floating Rate Bond ETF	12,310	622,147
iShares® Global Infrastructure ETF	1,350	56,902
iShares® International Treasury Bond ETF	8,890	860,375
iShares® JP Morgan USD Emerging Markets Bond ETF	5,150	565,006

iShares® Micro-Cap ETF	390	$30,022
iShares® MSCI EAFE Small-Cap ETF	1,540	71,933
iShares® U.S. Oil & Gas Exploration & Production ETF	350	25,004
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	3,636	69,674
Multimanager Core Bond Portfolio‡	105,995	1,050,912
Multimanager Mid Cap Value Portfolio‡	14,963	211,738
PIMCO Foreign Bond Fund Unhedged, Institutional Class	13,107	129,627
PowerShares DB Base Metals Fund*	630	10,017
PowerShares DB Commodity Index Tracking Fund*	450	8,302
PowerShares DB G10 Currency Harvest Fund*	3,510	89,645
PowerShares DB Gold Fund*	820	32,087
PowerShares DB Silver Fund*	120	3,033
PowerShares S&P 500 BuyWrite Portfolio	2,680	55,556
SPDR® Barclays Short Term High Yield Bond ETF	9,350	270,309
Templeton Emerging Markets Small Cap, Advisor Class	4,985	61,510
Templeton Global Smaller Companies, Advisor Class	7,035	60,855
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	51,700	425,489
Vanguard Short-Term Inflation-Protected Securities ETF	2,010	96,962

Total Investments (99.5%) (Cost $13,840,574)		13,553,934
Other Assets Less Liabilities (0.5%)		61,846

Net Assets (100%)		$13,615,780

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$49,979	$12,390	$62,218	$—	$—	$1,013
AXA International Value Managed Volatility Portfolio (b)	67,262	17,346	84,396	—	—	1,343
AXA SmartBeta Equity Portfolio	26,023	45,598	5,715	67,450	1,310	497
AXA/Lord Abbett Micro Cap Portfolio	—	56,363	5,085	58,533	—	74
EQ/AllianceBernstein Small Cap Growth Portfolio	51,636	115,155	13,855	144,064	441	14,730
EQ/BlackRock Basic Value Equity Portfolio	44,175	101,768	13,831	138,606	1,793	13
EQ/Capital Guardian Research Portfolio	95,302	202,479	47,652	270,305	2,529	37
EQ/Convertible Securities Portfolio	362,959	906,100	149,073	1,126,599	19,989	21,893
EQ/Emerging Markets Equity PLUS Portfolio	48,319	101,391	13,808	128,902	1,050	404
EQ/Energy ETF Portfolio	8,551	20,466	2,946	21,671	404	(111)
EQ/GAMCO Mergers and Acquisitions Portfolio	53,838	150,898	19,582	180,944	—	7,109
EQ/GAMCO Small Company Value Portfolio	52,271	105,205	13,827	143,780	738	4,510
EQ/Global Bond PLUS Portfolio	317,744	828,634	107,819	1,012,588	9,564	11,858
EQ/High Yield Bond Portfolio	211,577	578,579	66,425	692,046	29,436	293
EQ/Intermediate Government Bond Portfolio	318,791	814,878	107,756	1,027,640	6,801	928
EQ/International Equity Index Portfolio	—	384,695	33,963	317,396	11,270	(88)
EQ/Invesco Comstock Portfolio	52,021	102,270	18,991	141,159	2,295	54
EQ/Low Volatility Global ETF Portfolio	25,421	61,960	8,306	81,037	1,971	6
EQ/MFS International Growth Portfolio	67,925	170,328	22,147	197,542	2,471	7,900
EQ/Morgan Stanley Mid Cap Growth Portfolio	71,092	186,337	27,128	208,213	—	24,425
EQ/Natural Resources PLUS Portfolio	8,532	20,594	2,901	22,259	388	78
EQ/PIMCO Global Real Return Portfolio	267,530	763,188	92,162	932,281	45,283	163
EQ/PIMCO Ultra Short Bond Portfolio	492,972	766,308	228,817	1,023,980	6,497	(97)
EQ/Real Estate PLUS Portfolio	16,228	43,903	5,532	55,366	3,309	610
EQ/T. Rowe Price Growth Stock Portfolio	44,267	99,975	13,828	139,478	—	16
EQ/Wells Fargo Omega Growth Portfolio	51,973	115,072	13,842	143,561	—	15,100
Multimanager Core Bond Portfolio	417,583	784,789	148,184	1,050,912	16,824	8,090
Multimanager Mid Cap Value Portfolio	68,821	157,614	21,958	211,738	1,468	4

	$3,292,792	$7,714,283	$1,351,747	$9,538,050	$165,831	$120,852

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,797,300	$—	$—	$2,797,300
Investment Companies	1,218,584	9,538,050	—	10,756,634

Total Assets	$4,015,884	$9,538,050	$—	$13,553,934

Total Liabilities	$—	$—	$—	$—

Total	$4,015,884	$9,538,050	$—	$13,553,934

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,781,669
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,606,479

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,470
Aggregate gross unrealized depreciation	(376,986)

Net unrealized depreciation	$(287,516)

Federal income tax cost of investments	$13,841,450

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $9,688,589)	$9,538,050
Unaffiliated Issuers (Cost $4,151,985)	4,015,884
Cash	94,022
Receivable from investment manager	21,450
Receivable from Separate Accounts for Trust shares sold	2,583
Dividends, interest and other receivables	1,469
Receivable for securities sold	329
Other assets	23

Total assets	13,673,810

LIABILITIES
Distribution fees payable – Class B	2,880
Trustees’ fees payable	241
Payable for securities purchased	215
Payable to Separate Accounts for Trust shares redeemed	115
Accrued expenses	54,579

Total liabilities	58,030

NET ASSETS	$13,615,780

Net assets were comprised of:
Paid in capital	$13,830,387
Accumulated undistributed net investment income (loss)	9,131
Accumulated undistributed net realized gain (loss) on investments	62,902
Net unrealized appreciation (depreciation) on investments	(286,640)

Net assets	$13,615,780

Class B
Net asset value, offering and redemption price per share, $13,615,780 / 1,375,891 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.90

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($165,831 of dividend income received from affiliates)	$235,850
Interest	104

Total income	235,954

EXPENSES
Custodian fees	171,600
Professional fees	47,222
Administrative fees	40,533
Distribution fees – Class B	21,367
Offering costs	14,593
Investment management fees	12,820
Printing and mailing expenses	2,023
Trustees’ fees	438
Miscellaneous	950

Gross expenses	311,546
Less: Waiver from investment manager	(53,353)
Reimbursement from investment manager	(202,642)

Net expenses	55,551

NET INVESTMENT INCOME (LOSS)	180,403

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($2,340 of realized gain (loss) from affiliates)	1,615
Net distributions of realized gain received from Underlying Portfolios ($118,512 received from affiliates)	122,548

Net realized gain (loss)	124,163

Net change in unrealized appreciation (depreciation) on investments ($(117,278) of change in unrealized appreciation (depreciation) from affiliates)	(247,377)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(123,214)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,189

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$180,403	$34,919
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	124,163	17,929
Net change in unrealized appreciation (depreciation) on investments	(247,377)	(39,263)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	57,189	13,585

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(239,383)	(49,032)
Distributions from net realized capital gains
Class B	(3,181)	(13,989)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(242,564)	(63,021)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,018,018 and 476,000 shares, respectively ]	10,286,094	4,753,185
Capital shares issued in reinvestment of dividends and distributions [ 24,505 and 6,398 shares, respectively ]	242,564	63,021
Capital shares repurchased [ (143,359) and (5,671) shares, respectively ]	(1,437,767)	(56,506)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,090,891	4,759,700

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,905,516	4,710,264
NET ASSETS:
Beginning of period	4,710,264	—

End of period (a)	$13,615,780	$4,710,264

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,131	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.88	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.21	0.08
Net realized and unrealized gain (loss) on investments	(0.01)	(0.06)

Total from investment operations	0.20	0.02

Less distributions:
Dividends from net investment income	(0.18)	(0.11)
Distributions from net realized gains	— #	(0.03)

Total dividends and distributions	(0.18)	(0.14)

Net asset value, end of period	$9.90	$9.88

Total return (b)	2.02%	0.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,616	$4,710
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.65%	3.74%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	2.11%	5.00	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.88)%	1.91	%(l)
Portfolio turnover rate (z)^	19%	18%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MODERATE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	1.78%	2.24%
Dow Jones Moderately Conservative Portfolio Index	4.78	4.36
35% MSCI AC World (Net) Index /55% Barclays U.S. Aggregate Bond Index /10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	4.81	4.42
* Date of inception 10/30/13. Returnsfor periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 1.78% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: Dow Jones Moderately Conservative Portfolio Index, and 35% MSCI AC World (Net) Index / 55% Barclays U.S. Aggregate Bond Index / 10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 4.78% and 4.81%, respectively, over the same period.

Portfolio Highlights

For the period ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 34.6% equity investments, 48.7% fixed income investments and 16.8% non-traditional (alternative) investments.

•

On an absolute basis, in 2014, the Portfolio’s broad asset allocation to equities made a substantial contribution to performance; bonds, convertibles and alternative investments also offered positive returns. From an individual sector perspective, large-cap U.S. equity investments were positive, while non-U.S. developed-world stocks, metals and energy provided the biggest drag. Looking at performance relative to benchmark, the Portfolio underperformed its primary benchmark and its secondary, composite benchmark, largely due to actively managed portfolios that underperformed their benchmarks.

CHARTERSM MODERATE PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/Convertible Securities Portfolio	6.8%
EQ/Global Bond PLUS Portfolio	5.8
Multimanager Core Bond Portfolio	5.5
EQ/PIMCO Ultra Short Bond Portfolio	5.5
EQ/Intermediate Government Bond Portfolio	5.5
EQ/PIMCO Global Real Return Portfolio	4.9
iShares® International Treasury Bond ETF	4.3
EQ/International Equity Index Portfolio	4.1
iShares® JP Morgan USD Emerging Markets Bond ETF	3.8
EQ/High Yield Bond Portfolio	3.7
EQ/Capital Guardian Research Portfolio	3.5
iShares® Floating Rate Bond ETF	3.3
EQ/Morgan Stanley Mid Cap Growth Portfolio	2.7
Multimanager Mid Cap Value Portfolio	2.7
EQ/MFS International Growth Portfolio	2.6
EQ/AllianceBernstein Small Cap Growth Portfolio	1.9
EQ/GAMCO Small Company Value Portfolio	1.8
Eaton Vance Floating-Rate Fund, Institutional Class	1.8
EQ/Wells Fargo Omega Growth Portfolio	1.8
EQ/BlackRock Basic Value Equity Portfolio	1.8
EQ/Invesco Comstock Portfolio	1.8
EQ/GAMCO Mergers and Acquisitions Portfolio	1.7
EQ/T. Rowe Price Growth Stock Portfolio	1.7
EQ/Emerging Markets Equity PLUS Portfolio	1.7
SPDR® Barclays Short Term High Yield Bond ETF	1.7
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	1.5
Templeton Global Smaller Companies, Advisor Class	1.1
AXA SmartBeta Equity Portfolio	1.0
EQ/Low Volatility Global ETF Portfolio	1.0
EQ/Real Estate PLUS Portfolio	1.0
PowerShares S&P 500 BuyWrite Portfolio	1.0
iShares® Global Infrastructure ETF	0.9
PowerShares DB G10 Currency Harvest Fund	0.9
Templeton Emerging Markets Small Cap, Advisor Class	0.8
iShares® MSCI EAFE Small-Cap ETF	0.8
AQR Managed Futures Strategy, Institutional Class	0.8
BlackRock Global Long/Short Credit Fund, Institutional Class	0.8
PIMCO Foreign Bond Fund Unhedged, Institutional Class	0.8
AXA/Lord Abbett Micro Cap Portfolio	0.7
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	0.7
Vanguard Short-Term Inflation-Protected Securities ETF	0.5
iShares® U.S. Oil & Gas Exploration & Production ETF	0.5
Financial Investors Trust-Listed Private Equity Fund, Institutional Class	0.5
PowerShares DB Gold Fund	0.5
Franklin K2 Alternative Strategies Fund, Advisor Class	0.4
EQ/Natural Resources PLUS Portfolio	0.3
EQ/Energy ETF Portfolio	0.3
iShares® Micro-Cap ETF	0.3
PowerShares DB Commodity Index Tracking Fund	0.2
PowerShares DB Base Metals Fund	0.2
PowerShares DB Silver Fund	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$979.34	$3.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	12,985	$138,033
AXA SmartBeta Equity Portfolio‡	16,920	181,044
AXA/Lord Abbett Micro Cap Portfolio*‡	11,856	127,728
BlackRock Global Long/Short Credit Fund, Institutional Class	13,008	134,896
Eaton Vance Floating-Rate Fund, Institutional Class	36,227	322,779
EQ/AllianceBernstein Small Cap Growth Portfolio‡	16,803	335,316
EQ/BlackRock Basic Value Equity Portfolio‡	14,689	316,003
EQ/Capital Guardian Research Portfolio‡	30,099	624,933
EQ/Convertible Securities Portfolio‡	112,821	1,203,755
EQ/Emerging Markets Equity PLUS Portfolio‡	33,267	301,189
EQ/Energy ETF Portfolio‡	6,848	56,806
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	23,657	307,355
EQ/GAMCO Small Company Value Portfolio‡	5,849	325,112
EQ/Global Bond PLUS Portfolio‡	110,438	1,020,867
EQ/High Yield Bond Portfolio‡	66,905	660,141
EQ/Intermediate Government Bond Portfolio‡	93,953	968,424
EQ/International Equity Index Portfolio‡	81,377	717,831
EQ/Invesco Comstock Portfolio‡	20,683	310,626
EQ/Low Volatility Global ETF Portfolio‡	17,379	180,934
EQ/MFS International Growth Portfolio‡	68,575	456,160
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	26,676	479,468
EQ/Natural Resources PLUS Portfolio‡	6,789	59,554
EQ/PIMCO Global Real Return Portfolio‡	90,124	871,483
EQ/PIMCO Ultra Short Bond Portfolio‡	99,069	975,654
EQ/Real Estate PLUS Portfolio‡	16,993	177,692
EQ/T. Rowe Price Growth Stock Portfolio*‡	8,380	306,685
EQ/Wells Fargo Omega Growth Portfolio*‡	27,782	317,796
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	12,339	82,054
Franklin K2 Alternative Strategies Fund, Advisor Class	6,199	67,135
iShares® Floating Rate Bond ETF	11,610	586,769
iShares® Global Infrastructure ETF	3,940	166,071
iShares® International Treasury Bond ETF	7,930	767,466
iShares® JP Morgan USD Emerging Markets Bond ETF	6,110	670,328

iShares® Micro-Cap ETF	580	$44,648
iShares® MSCI EAFE Small-Cap ETF	3,130	146,202
iShares® U.S. Oil & Gas Exploration & Production ETF	1,300	92,872
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	6,597	126,392
Multimanager Core Bond Portfolio‡	98,563	977,228
Multimanager Mid Cap Value Portfolio‡	33,687	476,691
PIMCO Foreign Bond Fund Unhedged, Institutional Class	13,614	134,640
PowerShares DB Base Metals Fund*	1,830	29,097
PowerShares DB Commodity Index Tracking Fund*	2,050	37,823
PowerShares DB G10 Currency Harvest Fund*	6,140	156,816
PowerShares DB Gold Fund*	2,050	80,217
PowerShares DB Silver Fund*	330	8,339
PowerShares S&P 500 BuyWrite Portfolio	8,090	167,706
SPDR® Barclays Short Term High Yield Bond ETF	10,100	291,991
Templeton Emerging Markets Small Cap, Advisor Class	12,140	149,806
Templeton Global Smaller Companies, Advisor Class	22,253	192,489
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	32,607	268,352
Vanguard Short-Term Inflation- Protected Securities ETF	1,950	94,068

Total Investments (99.8%) (Cost $18,138,292)		17,693,464
Other Assets Less Liabilities (0.2%)		37,052

Net Assets (100%)		$17,730,516

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$78,875	$37,535	$116,211	$—	$—	$1,572
AXA International Value Managed Volatility Portfolio (b)	110,932	54,217	164,873	—	—	2,043
AXA SmartBeta Equity Portfolio	40,369	147,028	8,781	181,044	3,503	1,312
AXA/Lord Abbett Micro Cap Portfolio	—	115,761	4,095	127,728	—	12
EQ/AllianceBernstein Small Cap Growth Portfolio	73,843	297,754	15,844	335,316	1,022	34,511
EQ/BlackRock Basic Value Equity Portfolio	81,839	260,081	39,843	316,003	4,070	(8)
EQ/Capital Guardian Research Portfolio	154,322	511,985	88,806	624,933	5,822	973
EQ/Convertible Securities Portfolio	273,159	992,490	60,707	1,203,755	21,963	23,415
EQ/Emerging Markets Equity PLUS Portfolio	76,102	259,305	15,838	301,189	2,442	848
EQ/Energy ETF Portfolio	15,896	58,119	3,525	56,806	1,055	166
EQ/GAMCO Mergers and Acquisitions Portfolio	91,744	251,495	27,247	307,355	—	12,221
EQ/GAMCO Small Company Value Portfolio	74,810	268,007	15,837	325,112	1,661	10,333
EQ/Global Bond PLUS Portfolio	209,838	887,483	47,497	1,020,867	9,597	12,360
EQ/High Yield Bond Portfolio	142,060	581,175	31,256	660,141	27,962	272
EQ/Intermediate Government Bond Portfolio	210,498	803,743	47,485	968,424	6,380	848
EQ/International Equity Index Portfolio	—	835,616	30,156	717,831	25,366	48
EQ/Invesco Comstock Portfolio	82,328	261,041	44,653	310,626	5,030	82
EQ/Low Volatility Global ETF Portfolio	39,369	146,619	8,793	180,934	4,380	14
EQ/MFS International Growth Portfolio	110,015	417,892	22,873	456,160	5,682	18,416
EQ/Morgan Stanley Mid Cap Growth Portfolio	117,787	442,533	34,081	479,468	—	57,429
EQ/Natural Resources PLUS Portfolio	17,105	58,485	3,520	59,554	1,033	560
EQ/PIMCO Global Real Return Portfolio	176,021	742,674	41,985	871,483	42,189	42
EQ/PIMCO Ultra Short Bond Portfolio	409,362	774,242	201,648	975,654	6,209	(244)
EQ/Real Estate PLUS Portfolio	37,101	148,874	8,405	177,692	10,573	1,932
EQ/T. Rowe Price Growth Stock Portfolio	82,007	262,211	60,503	306,685	—	1,231
EQ/Wells Fargo Omega Growth Portfolio	82,236	290,611	33,315	317,796	—	34,620
Multimanager Core Bond Portfolio	209,922	820,972	47,500	977,228	15,604	8,839
Multimanager Mid Cap Value Portfolio	113,712	373,082	22,872	476,691	3,289	—

	$3,111,252	$11,101,030	$1,248,149	$12,736,475	$204,832	$223,847

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,340,413	$—	$—	$3,340,413
Investment Companies	1,616,576	12,736,475	—	14,353,051

Total Assets	$4,956,989	$12,736,475	$—	$17,693,464

Total Liabilities	$—	$—	$—	$—

Total	$4,956,989	$12,736,475	$—	$17,693,464

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,316,911
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,482,049

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,083
Aggregate gross unrealized depreciation	(605,244)

Net unrealized depreciation	$(440,161)

Federal income tax cost of investments	$18,133,625

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $12,986,723)	$12,736,475
Unaffiliated Issuers (Cost $5,151,569)	4,956,989
Cash	163,333
Receivable from investment manager	19,053
Receivable from Separate Accounts for Trust shares sold	8,290
Dividends, interest and other receivables	1,573
Other assets	23

Total assets	17,885,736

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	64,594
Payable for securities purchased	31,648
Distribution fees payable – Class B	3,735
Trustees’ fees payable	377
Accrued expenses	54,866

Total liabilities	155,220

NET ASSETS	$17,730,516

Net assets were comprised of:
Paid in capital	$18,011,463
Accumulated undistributed net investment income (loss)	17,077
Accumulated undistributed net realized gain (loss) on investments	146,804
Net unrealized appreciation (depreciation) on investments	(444,828)

Net assets	$17,730,516

Class B
Net asset value, offering and redemption price per share, $17,730,516 / 1,785,682 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.93

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($204,832 of dividend income received from affiliates)	$291,089
Interest	144

Total income	291,233

EXPENSES
Custodian fees	175,600
Professional fees	47,289
Administrative fees	43,392
Distribution fees – Class B	28,924
Investment management fees	17,354
Offering costs	14,593
Printing and mailing expenses	2,541
Trustees’ fees	664
Miscellaneous	952

Gross expenses	331,309
Less: Waiver from investment manager	(60,746)
Reimbursement from investment manager	(195,364)

Net expenses	75,199

NET INVESTMENT INCOME (LOSS)	216,034

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($6,075 of realized gain (loss) from affiliates)	6,998
Net distributions of realized gain received from Underlying Portfolios ($217,772 received from affiliates)	232,285

Net realized gain (loss)	239,283

Net change in unrealized appreciation (depreciation) on investments ($(227,658) of change in unrealized appreciation (depreciation) from affiliates)	(418,923)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(179,640)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,394

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$216,034	$33,606
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	239,283	30,040
Net change in unrealized appreciation (depreciation) on investments	(418,923)	(25,905)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,394	37,741

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(289,432)	(50,571)
Distributions from net realized capital gains
Class B	(21,406)	(13,823)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(310,838)	(64,394)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,403,506 and 446,364 shares, respectively ]	14,227,394	4,460,409
Capital shares issued in reinvestment of dividends and distributions [ 31,236 and 6,518 shares, respectively ]	310,838	64,394
Capital shares repurchased [ (100,197) and (1,745) shares, respectively ]	(1,013,997)	(17,425)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,524,235	4,507,378

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,249,791	4,480,725
NET ASSETS:
Beginning of period	4,480,725	—

End of period (a)	$17,730,516	$4,480,725

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$17,077	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.93	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19	0.08
Net realized and unrealized gain (loss) on investments	(0.02)	—	#

Total from investment operations	0.17	0.08

Less distributions:
Dividends from net investment income	(0.16)	(0.12)
Distributions from net realized gains	(0.01)	(0.03)

Total dividends and distributions	(0.17)	(0.15)

Net asset value, end of period	$9.93	$9.93

Total return (b)	1.78%	0.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,731	$4,481
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.86%	3.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.87%	4.87	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.35)%	1.74	%(l)
Portfolio turnover rate (z)^	13%	15%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MODERATE GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	1.88%	2.73%
Dow Jones Moderate Portfolio Index	5.35	5.75
45% MSCI AC World (Net) Index/40% Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	4.34	4.37
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 1.88% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: Dow Jones Moderate Portfolio Index, and 45% MSCI AC World (Net) Index/40% Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 5.35% and 4.34%, respectively, over the same period.

Portfolio Highlights

For the period ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 44.5% equity investments, 35.4% fixed income investments and 20.1% non-traditional (alternative) investments.

•

On an absolute basis, in 2014, the Portfolio’s broad asset allocation to equities made a substantial contribution to performance; bonds, convertibles and alternative investments also offered positive returns. From an individual sector perspective, large-cap U.S. equity investments were positive, while non-U.S. developed-world stocks, metals and energy provided the biggest drag. Looking at performance relative to benchmark, the Portfolio underperformed its primary benchmark and its secondary, composite benchmark, largely due to actively managed portfolios that underperformed their benchmarks.

CHARTERSM MODERATE GROWTH PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/Convertible Securities Portfolio	5.5%
EQ/International Equity Index Portfolio	5.4
EQ/Capital Guardian Research Portfolio	4.5
EQ/Intermediate Government Bond Portfolio	4.1
EQ/PIMCO Ultra Short Bond Portfolio	4.0
EQ/Global Bond PLUS Portfolio	4.0
Multimanager Core Bond Portfolio	4.0
Multimanager Mid Cap Value Portfolio	3.5
EQ/Morgan Stanley Mid Cap Growth Portfolio	3.5
iShares® International Treasury Bond ETF	3.5
EQ/MFS International Growth Portfolio	3.3
EQ/PIMCO Global Real Return Portfolio	3.3
iShares® JP Morgan USD Emerging Markets Bond ETF	3.0
iShares® Floating Rate Bond ETF	3.0
EQ/High Yield Bond Portfolio	2.6
EQ/GAMCO Mergers and Acquisitions Portfolio	2.5
EQ/GAMCO Small Company Value Portfolio.	2.4
EQ/AllianceBernstein Small Cap Growth Portfolio	2.4
EQ/BlackRock Basic Value Equity Portfolio	2.3
EQ/Wells Fargo Omega Growth Portfolio	2.3
EQ/T. Rowe Price Growth Stock Portfolio	2.3
EQ/Invesco Comstock Portfolio	2.2
EQ/Emerging Markets Equity PLUS Portfolio.	2.1
EQ/Real Estate PLUS Portfolio	1.5
iShares® Global Infrastructure ETF	1.3
AQR Managed Futures Strategy, Institutional Class	1.3
Templeton Global Smaller Companies, Advisor Class	1.3
AXA SmartBeta Equity Portfolio	1.2
BlackRock Global Long/Short Credit Fund, Institutional Class	1.2
EQ/Low Volatility Global ETF Portfolio	1.2
SPDR® Barclays Short Term High Yield Bond ETF	1.2
iShares® MSCI EAFE Small-Cap ETF	1.2
PowerShares S&P 500 BuyWrite Portfolio	1.1
Templeton Emerging Markets Small Cap, Advisor Class	1.1
AXA/Lord Abbett Micro Cap Portfolio	1.1
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	1.0
PowerShares DB G10 Currency Harvest Fund.	1.0
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	0.9
Eaton Vance Floating-Rate Fund, Institutional Class	0.9
iShares® U.S. Oil & Gas Exploration & Production ETF	0.8
PowerShares DB Gold Fund	0.7
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	0.7
Vanguard Short-Term Inflation-Protected Securities ETF	0.7
EQ/Natural Resources PLUS Portfolio	0.6
EQ/Energy ETF Portfolio	0.5
PIMCO Foreign Bond Fund Unhedged, Institutional Class	0.5
Franklin K2 Alternative Strategies Fund, Advisor Class	0.4
PowerShares DB Commodity Index Tracking Fund	0.4
PowerShares DB Base Metals Fund	0.2
iShares® Micro-Cap ETF	0.2
PowerShares DB Silver Fund	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$976.55	$3.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	15,713	$167,027
AXA SmartBeta Equity Portfolio‡	14,643	156,680
AXA/Lord Abbett Micro Cap Portfolio*‡	12,398	133,566
BlackRock Global Long/Short Credit Fund, Institutional Class	15,069	156,265
Eaton Vance Floating-Rate Fund, Institutional Class	12,793	113,989
EQ/AllianceBernstein Small Cap Growth Portfolio‡	15,326	305,855
EQ/BlackRock Basic Value Equity Portfolio‡	13,568	291,879
EQ/Capital Guardian Research Portfolio‡	27,628	573,641
EQ/Convertible Securities Portfolio‡	66,100	705,260
EQ/Emerging Markets Equity PLUS Portfolio‡	29,322	265,476
EQ/Energy ETF Portfolio‡	8,069	66,939
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	24,233	314,834
EQ/GAMCO Small Company Value Portfolio‡	5,514	306,472
EQ/Global Bond PLUS Portfolio‡	55,005	508,456
EQ/High Yield Bond Portfolio‡	33,342	328,976
EQ/Intermediate Government Bond Portfolio‡	50,027	515,651
EQ/International Equity Index Portfolio‡	77,722	685,581
EQ/Invesco Comstock Portfolio‡	18,986	285,142
EQ/Low Volatility Global ETF Portfolio‡	14,991	156,070
EQ/MFS International Growth Portfolio‡	63,843	424,685
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	24,725	444,417
EQ/Natural Resources PLUS Portfolio‡	9,012	79,055
EQ/PIMCO Global Real Return Portfolio‡	43,871	424,220
EQ/PIMCO Ultra Short Bond Portfolio‡	51,950	511,617
EQ/Real Estate PLUS Portfolio‡	18,032	188,557
EQ/T. Rowe Price Growth Stock Portfolio*‡	7,893	288,859
EQ/Wells Fargo Omega Growth Portfolio*‡	25,349	289,957
Financial Investors Trust-Listed Private Equity Fund, Institutional Class	17,236	114,616
Franklin K2 Alternative Strategies Fund, Advisor Class	5,161	55,891
iShares® Floating Rate Bond ETF	7,590	383,599
iShares® Global Infrastructure ETF	3,980	167,757
iShares® International Treasury Bond ETF	4,545	439,866
iShares® JP Morgan USD Emerging Markets Bond ETF	3,500	383,985

iShares® Micro-Cap ETF	350	$26,943
iShares® MSCI EAFE Small-Cap ETF	3,140	146,669
iShares® U.S. Oil & Gas Exploration & Production ETF	1,390	99,302
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	6,751	129,356
Multimanager Core Bond Portfolio‡	51,270	508,333
Multimanager Mid Cap Value Portfolio‡	31,856	450,789
PIMCO Foreign Bond Fund Unhedged, Institutional Class	5,696	56,332
PowerShares DB Base Metals Fund*	1,810	28,779
PowerShares DB Commodity Index Tracking Fund*	2,740	50,553
PowerShares DB G10 Currency Harvest Fund*	4,960	126,678
PowerShares DB Gold Fund*	2,380	93,129
PowerShares DB Silver Fund*	300	7,581
PowerShares S&P 500 BuyWrite Portfolio	6,840	141,793
SPDR® Barclays Short Term High Yield Bond ETF	5,170	149,465
Templeton Emerging Markets Small Cap, Advisor Class	11,070	136,606
Templeton Global Smaller Companies, Advisor Class	18,728	162,002
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	10,992	90,465
Vanguard Short-Term Inflation-Protected Securities ETF	1,870	90,209

Total Investments (99.7%) (Cost $13,023,542)		12,729,824
Other Assets Less Liabilities (0.3%)		41,401

Net Assets (100%)		$12,771,225

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$97,678	$48,621	$146,036	$—	$—	$2,344
AXA International Value Managed Volatility Portfolio (b)	147,194	75,140	221,954	—	—	3,397
AXA SmartBeta Equity Portfolio	49,983	117,349	13,548	156,680	2,966	1,095
AXA/Lord Abbett Micro Cap Portfolio	—	126,750	9,183	133,566	—	6
EQ/AllianceBernstein Small Cap Growth Portfolio	101,407	249,183	24,981	305,855	913	30,431
EQ/BlackRock Basic Value Equity Portfolio	101,282	211,369	34,867	291,879	3,680	(36)
EQ/Capital Guardian Research Portfolio	201,307	420,606	88,586	573,641	5,228	77
EQ/Convertible Securities Portfolio	231,990	530,767	60,824	705,260	12,302	13,325
EQ/Emerging Markets Equity PLUS Portfolio	93,438	210,524	24,839	265,476	2,101	725
EQ/Energy ETF Portfolio	29,391	58,053	6,822	66,939	1,212	148
EQ/GAMCO Mergers and Acquisitions Portfolio	119,014	229,334	25,751	314,834	—	12,103
EQ/GAMCO Small Company Value Portfolio	102,813	228,601	24,932	306,472	1,534	9,276
EQ/Global Bond PLUS Portfolio	159,627	406,247	45,190	508,456	4,672	5,917
EQ/High Yield Bond Portfolio	105,297	266,463	29,060	328,976	13,621	(12)
EQ/Intermediate Government Bond Portfolio	160,197	399,370	45,131	515,651	3,321	449
EQ/International Equity Index Portfolio	—	813,345	55,135	685,581	23,671	(167)
EQ/Invesco Comstock Portfolio	109,894	212,206	48,839	285,142	4,517	(8)
EQ/Low Volatility Global ETF Portfolio	48,653	116,990	13,551	156,070	3,696	2
EQ/MFS International Growth Portfolio	145,587	357,743	38,514	424,685	5,169	16,461
EQ/Morgan Stanley Mid Cap Growth Portfolio	156,352	394,639	56,745	444,417	—	50,896
EQ/Natural Resources PLUS Portfolio	29,294	72,848	8,641	79,055	1,332	692
EQ/PIMCO Global Real Return Portfolio	130,641	373,231	79,455	424,220	20,064	180
EQ/PIMCO Ultra Short Bond Portfolio	301,320	366,641	153,501	511,617	3,174	(191)
EQ/Real Estate PLUS Portfolio	60,447	140,426	15,374	188,557	10,985	2,014
EQ/T. Rowe Price Growth Stock Portfolio	101,778	217,289	48,832	288,859	—	(1)
EQ/Wells Fargo Omega Growth Portfolio	109,948	238,004	36,993	289,957	—	30,154
Multimanager Core Bond Portfolio	159,786	393,606	43,313	508,333	8,016	4,120
Multimanager Mid Cap Value Portfolio	150,978	324,018	38,449	450,789	3,044	(73)

	$3,205,296	$7,599,363	$1,439,046	$9,210,967	$135,218	$183,324

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,336,308	$—	$—	$2,336,308
Investment Companies	1,182,549	9,210,967	—	10,393,516

Total Assets	$3,518,857	$9,210,967	$—	$12,729,824

Total Liabilities	$—	$—	$—	$—

Total	$3,518,857	$9,210,967	$—	$12,729,824

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,316,871
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,705,975

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,776
Aggregate gross unrealized depreciation	(462,964)

Net unrealized depreciation	$(296,188)

Federal income tax cost of investments	$13,026,012

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $9,394,420)	$9,210,967
Unaffiliated Issuers (Cost $3,629,122)	3,518,857
Cash	72,541
Receivable from investment manager	21,359
Receivable for securities sold	3,943
Dividends, interest and other receivables	789
Other assets	24

Total assets	12,828,480

LIABILITIES
Distribution fees payable – Class B	2,622
Payable to Separate Accounts for Trust shares redeemed	293
Trustees’ fees payable	239
Payable for securities purchased	91
Accrued expenses	54,010

Total liabilities	57,255

NET ASSETS	$12,771,225

Net assets were comprised of:
Paid in capital	$12,921,908
Accumulated undistributed net investment income (loss)	16,678
Accumulated undistributed net realized gain (loss) on investments	126,357
Net unrealized appreciation (depreciation) on investments	(293,718)

Net assets	$12,771,225

Class B
Net asset value, offering and redemption price per share, $12,771,225 / 1,284,224 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.94

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($135,218 of dividend income received from affiliates)	$190,503
Interest	100

Total income	190,603

EXPENSES
Custodian fees	175,100
Professional fees	47,208
Administrative fees	40,558
Distribution fees – Class B	20,638
Offering costs	14,593
Investment management fees	12,383
Printing and mailing expenses	1,859
Trustees’ fees	434
Miscellaneous	954

Gross expenses	313,727
Less: Waiver from investment manager	(52,941)
Reimbursement from investment manager	(207,128)

Net expenses	53,658

NET INVESTMENT INCOME (LOSS)	136,945

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($4,253 of realized gain (loss) from affiliates)	4,492
Net distributions of realized gain received from Underlying Portfolios ($179,071 received from affiliates)	194,819

Net realized gain (loss)	199,311

Net change in unrealized appreciation (depreciation) on investments (($154,646) of change in unrealized appreciation (depreciation) from affiliates)	(262,274)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(62,963)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,982

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$136,945	$42,560
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	199,311	49,570
Net change in unrealized appreciation (depreciation) on investments	(262,274)	(31,444)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	73,982	60,686

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(188,210)	(66,295)
Distributions from net realized capital gains
Class B	(36,704)	(14,413)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(224,914)	(80,708)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 922,442 and 562,797 shares, respectively ]	9,331,272	5,625,096
Capital shares issued in reinvestment of dividends and distributions [ 22,492 and 8,173 shares, respectively ]	224,914	80,708
Capital shares repurchased [ (106,567) and (125,113) shares, respectively ]	(1,067,024)	(1,252,787)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,489,162	4,453,017

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,338,230	4,432,995
NET ASSETS:
Beginning of period	4,432,995	—

End of period (a)	$12,771,225	$4,432,995

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$16,678	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.94	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17	0.10
Net realized and unrealized gain (loss) on investments	0.01 †	0.03

Total from investment operations	0.18	0.13

Less distributions:
Dividends from net investment income	(0.15)	(0.16)
Distributions from net realized gains	(0.03)	(0.03)

Total dividends and distributions	(0.18)	(0.19)

Net asset value, end of period	$9.94	$9.94

Total return (b)	1.88%	1.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,771	$4,433
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.80%	3.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.66%	5.80	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.49)%	2.86	%(l)
Portfolio turnover rate (z)^	21%	43%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	1.64%	2.68%
Dow Jones Moderately Aggressive Portfolio Index	5.91	7.08
55% MSCI AC World (Net) Index/25% Barclays U.S. Aggregate Bond Index/20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	3.86	4.32
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 1.64% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: Dow Jones Moderately Aggressive Portfolio Index, and the 55% MSCI AC World (Net) Index/25% Barclays U.S. Aggregate Bond Index/20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 5.91% and 3.86%, respectively over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 54.3% equity investments, 21.9% fixed income investments and 23.8% non-traditional (alternative) investments.

•

On an absolute basis, in 2014, the Portfolio’s broad asset allocation to equities made a substantial contribution to performance; convertibles and alternative investments also offered positive returns. From an individual sector perspective, large-cap U.S. equity investments were positive, while non-U.S. developed-world stocks, metals and energy provided the biggest drag. Looking at performance relative to benchmark, the Portfolio underperformed its primary benchmark and its secondary, composite benchmark, largely due to actively managed portfolios that underperformed their benchmarks.

CHARTERSM GROWTH PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/International Equity Index Portfolio	6.7%
EQ/Capital Guardian Research Portfolio	5.6
Multimanager Mid Cap Value Portfolio	4.5
EQ/Morgan Stanley Mid Cap Growth Portfolio	4.2
EQ/Convertible Securities Portfolio	4.2
EQ/MFS International Growth Portfolio	4.0
EQ/GAMCO Small Company Value Portfolio	3.0
EQ/AllianceBernstein Small Cap Growth Portfolio	3.0
EQ/Wells Fargo Omega Growth Portfolio	2.8
EQ/BlackRock Basic Value Equity Portfolio	2.8
EQ/Invesco Comstock Portfolio	2.8
EQ/T. Rowe Price Growth Stock Portfolio	2.7
EQ/Real Estate PLUS Portfolio	2.7
EQ/Emerging Markets Equity PLUS Portfolio	2.6
EQ/Intermediate Government Bond Portfolio	2.5
EQ/PIMCO Ultra Short Bond Portfolio	2.5
Multimanager Core Bond Portfolio	2.5
EQ/Global Bond PLUS Portfolio	2.5
EQ/PIMCO Global Real Return Portfolio	2.3
iShares® International Treasury Bond ETF	2.0
iShares® Global Infrastructure ETF	1.8
EQ/GAMCO Mergers and Acquisitions Portfolio	1.7
iShares® Floating Rate Bond ETF	1.7
iShares® JP Morgan USD Emerging Markets Bond ETF	1.7
Templeton Global Smaller Companies, Advisor Class	1.7
EQ/High Yield Bond Portfolio	1.7
EQ/Low Volatility Global ETF Portfolio	1.5
AXA SmartBeta Equity Portfolio	1.5
iShares® U.S. Oil & Gas Exploration & Production ETF	1.5
PowerShares DB G10 Currency Harvest Fund	1.4
EQ/Natural Resources PLUS Portfolio	1.4
EQ/Energy ETF Portfolio	1.4
Templeton Emerging Markets Small Cap, Advisor Class	1.3
AXA/Lord Abbett Micro Cap Portfolio	1.3
AQR Managed Futures Strategy, Institutional Class	1.3
PowerShares S&P 500 BuyWrite Portfolio	1.3
PowerShares DB Gold Fund	1.3
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	1.2
PowerShares DB Commodity Index Tracking Fund	0.9
iShares® MSCI EAFE Small-Cap ETF	0.9
BlackRock Global Long/Short Credit Fund, Institutional Class	0.9
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	0.7
SPDR® Barclays Short Term High Yield Bond ETF	0.7
Franklin K2 Alternative Strategies Fund, Advisor Class	0.6
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	0.5
Eaton Vance Floating-Rate Fund, Institutional Class	0.5
Vanguard Short-Term Inflation-Protected Securities ETF	0.4
PowerShares DB Base Metals Fund	0.4
PIMCO Foreign Bond Fund Unhedged, Institutional Class	0.3
iShares® Micro-Cap ETF	0.3
PowerShares DB Silver Fund	0.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$969.89	$3.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	17,401	$184,975
AXA SmartBeta Equity Portfolio‡	19,514	208,799
AXA/Lord Abbett Micro Cap Portfolio*‡	17,172	184,996
BlackRock Global Long/Short Credit Fund, Institutional Class	12,467	129,288
Eaton Vance Floating-Rate Fund, Institutional Class	7,394	65,879
EQ/AllianceBernstein Small Cap Growth Portfolio‡	21,229	423,650
EQ/BlackRock Basic Value Equity Portfolio‡	18,622	400,600
EQ/Capital Guardian Research Portfolio‡	38,184	792,811
EQ/Convertible Securities Portfolio‡	56,236	600,012
EQ/Emerging Markets Equity PLUS Portfolio‡	40,192	363,886
EQ/Energy ETF Portfolio‡	24,338	201,896
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	19,204	249,504
EQ/GAMCO Small Company Value Portfolio‡	7,660	425,756
EQ/Global Bond PLUS Portfolio‡	38,568	356,511
EQ/High Yield Bond Portfolio‡	24,323	239,993
EQ/Intermediate Government Bond Portfolio‡	35,163	362,441
EQ/International Equity Index Portfolio‡	107,684	949,883
EQ/Invesco Comstock Portfolio‡	26,379	396,175
EQ/Low Volatility Global ETF Portfolio‡	20,070	208,953
EQ/MFS International Growth Portfolio‡	86,050	572,401
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	33,491	601,967
EQ/Natural Resources PLUS Portfolio‡	23,371	205,023
EQ/PIMCO Global Real Return Portfolio‡	33,536	324,285
EQ/PIMCO Ultra Short Bond Portfolio‡	36,484	359,300
EQ/Real Estate PLUS Portfolio‡	36,306	379,654
EQ/T. Rowe Price Growth Stock Portfolio*‡	10,610	388,271
EQ/Wells Fargo Omega Growth Portfolio*‡	35,106	401,566
Financial Investors Trust-Listed Private Equity Fund, Institutional Class	16,136	107,302
Franklin K2 Alternative Strategies Fund, Advisor Class	7,651	82,859
iShares® Floating Rate Bond ETF	4,860	245,624
iShares® Global Infrastructure ETF	6,120	257,958
iShares® International Treasury Bond ETF	3,000	290,340
iShares® JP Morgan USD Emerging Markets Bond ETF	2,230	244,653

iShares® Micro-Cap ETF	510	$39,260
iShares® MSCI EAFE Small-Cap ETF	2,800	130,788
iShares® U.S. Oil & Gas Exploration & Production ETF	2,900	207,176
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	8,861	169,769
Multimanager Core Bond Portfolio‡	36,022	357,144
Multimanager Mid Cap Value Portfolio‡	44,829	634,366
PIMCO Foreign Bond Fund Unhedged, Institutional Class	4,426	43,773
PowerShares DB Base Metals Fund*	3,230	51,357
PowerShares DB Commodity Index Tracking Fund*	7,160	132,102
PowerShares DB G10 Currency Harvest Fund*	8,030	205,086
PowerShares DB Gold Fund*	4,600	179,998
PowerShares DB Silver Fund*	1,540	38,917
PowerShares S&P 500 BuyWrite Portfolio	8,740	181,180
SPDR® Barclays Short Term High Yield Bond ETF	3,300	95,403
Templeton Emerging Markets Small Cap, Advisor Class	15,452	190,672
Templeton Global Smaller Companies, Advisor Class	28,060	242,718
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	8,274	68,092
Vanguard Short-Term Inflation-Protected Securities ETF	1,190	57,406

Total Investments (99.4%) (Cost $14,507,948)		14,232,418
Other Assets Less Liabilities (0.6%)		92,096

Net Assets (100%)		$14,324,514

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$167,933	$95,005	$262,099	$—	$—	$4,413
AXA International Value Managed Volatility Portfolio (b)	234,360	135,722	368,904	—	—	5,807
AXA SmartBeta Equity Portfolio	77,387	192,784	67,680	208,799	4,006	2,461
AXA/Lord Abbett Micro Cap Portfolio	—	215,344	55,961	184,996	—	1,958
EQ/AllianceBernstein Small Cap Growth Portfolio	164,145	418,948	136,474	423,650	1,280	43,919
EQ/BlackRock Basic Value Equity Portfolio	164,824	361,151	150,706	400,600	5,118	956
EQ/Capital Guardian Research Portfolio	322,060	750,693	345,979	792,811	7,322	11,113
EQ/Convertible Securities Portfolio	228,672	557,402	194,747	600,012	10,745	12,945
EQ/Emerging Markets Equity PLUS Portfolio	156,174	359,976	137,408	363,886	2,923	74
EQ/Energy ETF Portfolio	77,136	214,868	59,762	201,896	3,719	(303)
EQ/GAMCO Mergers and Acquisitions Portfolio	128,932	221,722	95,467	249,504	—	9,986
EQ/GAMCO Small Company Value Portfolio	165,833	390,063	137,098	425,756	2,157	13,531
EQ/Global Bond PLUS Portfolio	128,427	363,762	127,595	356,511	3,320	4,065
EQ/High Yield Bond Portfolio	94,939	232,470	78,302	239,993	10,079	254
EQ/Intermediate Government Bond Portfolio	129,294	358,808	127,019	362,441	2,366	640
EQ/International Equity Index Portfolio	—	1,383,397	333,683	949,883	33,268	(3,566)
EQ/Invesco Comstock Portfolio	165,582	362,395	152,975	396,175	6,362	1,186
EQ/Low Volatility Global ETF Portfolio	75,896	192,322	67,395	208,953	5,016	1,274
EQ/MFS International Growth Portfolio	232,792	589,025	196,531	572,401	7,066	22,464
EQ/Morgan Stanley Mid Cap Growth Portfolio	245,199	636,867	211,933	601,967	—	71,569
EQ/Natural Resources PLUS Portfolio	76,930	227,535	69,746	205,023	3,525	671
EQ/PIMCO Global Real Return Portfolio	113,101	318,077	107,513	324,285	15,557	532
EQ/PIMCO Ultra Short Bond Portfolio	218,081	323,340	180,002	359,300	2,263	(53)
EQ/Real Estate PLUS Portfolio	132,540	347,580	115,226	379,654	22,410	6,566
EQ/T. Rowe Price Growth Stock Portfolio	165,023	369,233	174,915	388,271	—	4,246
EQ/Wells Fargo Omega Growth Portfolio	165,328	398,832	137,070	401,566	—	43,391
Multimanager Core Bond Portfolio	128,463	346,949	117,588	357,144	6,291	3,191
Multimanager Mid Cap Value Portfolio	238,539	559,470	195,131	634,366	4,342	1,033

	$4,197,590	$10,923,740	$4,404,909	$10,589,843	$159,135	$264,323

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,357,248	$—	$—	$2,357,248
Investment Companies	1,285,327	10,589,843	—	11,875,170

Total Assets	$3,642,575	$10,589,843	$—	$14,232,418

Total Liabilities	$—	$—	$—	$—

Total	$3,642,575	$10,589,843	$—	$14,232,418

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,578,543
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,827,199

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$296,076
Aggregate gross unrealized depreciation	(566,340)

Net unrealized depreciation	$(270,264)

Federal income tax cost of investments	$14,502,682

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $10,724,214)	$10,589,843
Unaffiliated Issuers (Cost $3,783,734)	3,642,575
Cash	128,072
Receivable from investment manager	20,632
Dividends, interest and other receivables	521
Receivable for securities sold	365
Other assets	34

Total assets	14,382,042

LIABILITIES
Distribution fees payable – Class B	2,977
Payable to Separate Accounts for Trust shares redeemed	345
Trustees’ fees payable	287
Payable for securities purchased	72
Accrued expenses	53,847

Total liabilities	57,528

NET ASSETS	$14,324,514

Net assets were comprised of:
Paid in capital	$14,383,572
Accumulated undistributed net investment income (loss)	18,217
Accumulated undistributed net realized gain (loss) on investments	198,255
Net unrealized appreciation (depreciation) on investments	(275,530)

Net assets	$14,324,514

Class B
Net asset value, offering and redemption price per share, $14,324,514 / 1,430,961 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.01

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($159,135 of dividend income received from affiliates)	$217,396
Interest	130

Total income	217,526

EXPENSES
Custodian fees	176,100
Professional fees	47,264
Administrative fees	43,188
Distribution fees – Class B	27,051
Investment management fees	16,230
Offering costs	14,593
Printing and mailing expenses	2,337
Trustees’ fees	539
Miscellaneous	970

Gross expenses	328,272
Less: Waiver from investment manager	(59,418)
Reimbursement from investment manager	(198,522)

Net expenses	70,332

NET INVESTMENT INCOME (LOSS)	147,194

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($33,186 of realized gain (loss) from affiliates)	26,389
Net distributions of realized gain received from Underlying Portfolios ($231,137 received from affiliates)	247,788

Net realized gain (loss)	274,177

Net change in unrealized appreciation (depreciation) on investments ($(126,578) of change in unrealized appreciation (depreciation) from affiliates)	(267,993)

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$153,378

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$147,194	$36,188
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	274,177	50,350
Net change in unrealized appreciation (depreciation) on investments	(267,993)	(7,537)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	153,378	79,001

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(203,825)	(57,484)
Distributions from net realized capital gains
Class B	(37,127)	(13,539)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(240,952)	(71,023)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,316,745 and 570,433 shares, respectively ]	13,348,231	5,706,797
Capital shares issued in reinvestment of dividends and distributions [ 23,916 and 7,152 shares, respectively ]	240,952	71,023
Capital shares repurchased [ (487,217) and (68) shares, respectively ]	(4,962,217)	(676)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,626,966	5,777,144

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,539,392	5,785,122
NET ASSETS:
Beginning of period	5,785,122	—

End of period (a)	$14,324,514	$5,785,122

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$18,217	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$10.02	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14	0.08
Net realized and unrealized gain (loss) on investments	0.03	0.06

Total from investment operations	0.17	0.14

Less distributions:
Dividends from net investment income	(0.15)	(0.10)
Distributions from net realized gains	(0.03)	(0.02)

Total dividends and distributions	(0.18)	(0.12)

Net asset value, end of period	$10.01	$10.02

Total return (b)	1.64%	1.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,325	$5,785
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.03%	3.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.36%	4.90	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.02)%	1.99	%(l)
Portfolio turnover rate (z)^	55%	10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	1.08%	2.56%
Dow Jones Moderately Aggressive Portfolio Index	5.91	7.08
65% MSCI AC World (Net) Index/10% Barclays U.S. Aggregate Bond Index/25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	3.37	4.26
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 1.08% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: Dow Jones Moderately Aggressive Portfolio Index and the 65% MSCI AC World (Net) Index/10% Barclays U.S. Aggregate Bond Index/25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 5.91% and 3.37%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 63.9% equity investments, 8.8% fixed income investments and 27.3% non-traditional (alternative) investments.

•

On an absolute basis, in 2014, the Portfolio’s broad asset allocation to equities made a substantial contribution to performance; convertibles and alternative investments also offered positive returns. From an individual sector perspective, large-cap U.S. equity investments were positive, while non-U.S. developed-world stocks, metals and energy provided the biggest drag. Looking at performance relative to benchmark, the Portfolio underperformed its primary benchmark and its secondary, composite benchmark, largely due to actively managed portfolios that underperformed their benchmarks.

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/International Equity Index Portfolio	7.7%
EQ/Capital Guardian Research Portfolio	6.5
Multimanager Mid Cap Value Portfolio	5.0
EQ/Morgan Stanley Mid Cap Growth Portfolio	4.9
EQ/MFS International Growth Portfolio	4.7
EQ/Real Estate PLUS Portfolio	3.8
EQ/GAMCO Small Company Value Portfolio	3.5
EQ/AllianceBernstein Small Cap Growth Portfolio	3.5
EQ/Wells Fargo Omega Growth Portfolio	3.3
EQ/T. Rowe Price Growth Stock Portfolio	3.3
EQ/Invesco Comstock Portfolio	3.3
EQ/BlackRock Basic Value Equity Portfolio	3.3
EQ/Emerging Markets Equity PLUS Portfolio	3.1
EQ/Convertible Securities Portfolio	2.9
iShares® Global Infrastructure ETF	2.8
Templeton Global Smaller Companies, Advisor Class	2.3
PowerShares DB Gold Fund	2.2
EQ/Natural Resources PLUS Portfolio	2.1
EQ/Energy ETF Portfolio	2.0
iShares® U.S. Oil & Gas Exploration & Production ETF	2.0
AXA SmartBeta Equity Portfolio	1.7
EQ/Low Volatility Global ETF Portfolio	1.7
PowerShares S&P 500 BuyWrite Portfolio	1.7
PowerShares DB G10 Currency Harvest Fund	1.7
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	1.6
Templeton Emerging Markets Small Cap, Advisor Class	1.6
AQR Managed Futures Strategy, Institutional Class	1.6
AXA/Lord Abbett Micro Cap Portfolio	1.5
PowerShares DB Commodity Index Tracking Fund	1.2
Multimanager Core Bond Portfolio	1.0
iShares® MSCI EAFE Small-Cap ETF	1.0
EQ/Intermediate Government Bond Portfolio	1.0
EQ/Global Bond PLUS Portfolio	1.0
EQ/PIMCO Ultra Short Bond Portfolio	1.0
iShares® JP Morgan USD Emerging Markets Bond ETF	0.9
EQ/PIMCO Global Real Return Portfolio	0.9
EQ/GAMCO Mergers and Acquisitions Portfolio	0.8
iShares® International Treasury Bond ETF	0.8
iShares® Floating Rate Bond ETF	0.7
EQ/High Yield Bond Portfolio	0.7
Franklin K2 Alternative Strategies Fund, Advisor Class	0.7
BlackRock Global Long/Short Credit Fund, Institutional Class	0.7
PowerShares DB Base Metals Fund	0.6
Financial Investors Trust-Listed Private Equity Fund, Institutional Class	0.3
iShares® Micro-Cap ETF	0.3
SPDR® Barclays Short Term High Yield Bond ETF	0.3
Eaton Vance Floating-Rate Fund, Institutional Class	0.3
PowerShares DB Silver Fund	0.2
PIMCO Foreign Bond Fund Unhedged, Institutional Class	0.2
Vanguard Short-Term Inflation-Protected Securities ETF	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$960.72	$3.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	10,587	$112,543
AXA SmartBeta Equity Portfolio‡	11,689	125,074
AXA/Lord Abbett Micro Cap Portfolio*‡	9,830	105,901
BlackRock Global Long/Short Credit Fund, Institutional Class	4,599	47,692
Eaton Vance Floating-Rate Fund, Institutional Class	2,126	18,940
EQ/AllianceBernstein Small Cap Growth Portfolio‡	12,427	247,997
EQ/BlackRock Basic Value Equity Portfolio‡	11,036	237,410
EQ/Capital Guardian Research Portfolio‡	22,559	468,397
EQ/Convertible Securities Portfolio‡	19,672	209,893
EQ/Emerging Markets Equity PLUS Portfolio‡	24,285	219,868
EQ/Energy ETF Portfolio‡	17,556	145,632
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	4,535	58,913
EQ/GAMCO Small Company Value Portfolio‡	4,465	248,155
EQ/Global Bond PLUS Portfolio‡	7,797	72,074
EQ/High Yield Bond Portfolio‡	5,102	50,336
EQ/Intermediate Government Bond Portfolio‡	7,093	73,107
EQ/International Equity Index Portfolio‡	62,917	554,989
EQ/Invesco Comstock Portfolio‡	15,822	237,616
EQ/Low Volatility Global ETF Portfolio‡	11,897	123,866
EQ/MFS International Growth Portfolio‡	50,300	334,593
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	19,761	355,179
EQ/Natural Resources PLUS Portfolio‡	16,997	149,112
EQ/PIMCO Global Real Return Portfolio‡	6,334	61,249
EQ/PIMCO Ultra Short Bond Portfolio‡	7,068	69,604
EQ/Real Estate PLUS Portfolio‡	26,419	276,259
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,493	237,634
EQ/Wells Fargo Omega Growth Portfolio*‡	20,901	239,083
Financial Investors Trust-Listed Private Equity Fund, Institutional Class	3,629	24,134
Franklin K2 Alternative Strategies Fund, Advisor Class	4,442	48,107
iShares® Floating Rate Bond ETF	1,050	53,067
iShares® Global Infrastructure ETF	4,770	201,055
iShares® International Treasury Bond ETF	570	55,165
iShares® JP Morgan USD Emerging Markets Bond ETF	610	66,923
iShares® Micro-Cap ETF	300	23,094

iShares® MSCI EAFE Small-Cap ETF	1,570	$73,335
iShares® U.S. Oil & Gas Exploration & Production ETF	2,030	145,023
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	6,144	117,718
Multimanager Core Bond Portfolio‡	7,469	74,049
Multimanager Mid Cap Value Portfolio‡	25,457	360,235
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1,583	15,654
PowerShares DB Base Metals Fund*	2,660	42,294
PowerShares DB Commodity Index Tracking Fund*	4,690	86,530
PowerShares DB G10 Currency Harvest Fund*	4,700	120,038
PowerShares DB Gold Fund*	3,940	154,172
PowerShares DB Silver Fund*	680	17,184
PowerShares S&P 500 BuyWrite Portfolio	5,920	122,722
SPDR® Barclays Short Term High Yield Bond ETF	710	20,526
Templeton Emerging Markets Small Cap, Advisor Class	9,330	115,131
Templeton Global Smaller Companies, Advisor Class	18,690	161,665
Vanguard Short-Term Inflation- Protected Securities ETF	100	4,824

Total Investments (99.9%) (Cost $7,386,666)		7,183,761
Other Assets Less Liabilities (0.1%)		3,614

Net Assets (100%)		$7,187,375

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$136,412	$28,311	$164,530	$—	$—	$2,215
AXA International Value Managed Volatility Portfolio (b)	197,722	42,467	239,930	—	—	3,068
AXA SmartBeta Equity Portfolio	69,433	61,977	10,163	125,074	2,419	954
AXA/Lord Abbett Micro Cap Portfolio	—	99,625	7,874	105,901	—	2
EQ/AllianceBernstein Small Cap Growth Portfolio	141,443	143,730	20,457	247,997	755	25,633
EQ/BlackRock Basic Value Equity Portfolio	141,849	120,383	40,383	237,410	3,056	59
EQ/Capital Guardian Research Portfolio	273,879	239,222	84,298	468,397	4,361	780
EQ/Convertible Securities Portfolio	103,183	120,434	17,877	209,893	3,893	4,091
EQ/Emerging Markets Equity PLUS Portfolio	131,697	119,730	20,495	219,868	1,781	570
EQ/Energy ETF Portfolio	85,862	106,385	19,235	145,632	2,702	259
EQ/GAMCO Mergers and Acquisitions Portfolio	53,146	31,085	24,164	58,913	—	2,182
EQ/GAMCO Small Company Value Portfolio	143,417	126,571	20,425	248,155	1,267	7,994
EQ/Global Bond PLUS Portfolio	37,148	42,859	6,390	72,074	677	915
EQ/High Yield Bond Portfolio	22,739	33,349	3,831	50,336	2,131	21
EQ/Intermediate Government Bond Portfolio	37,290	41,809	6,388	73,107	481	64
EQ/International Equity Index Portfolio	—	665,802	48,696	554,989	19,595	190
EQ/Invesco Comstock Portfolio	142,720	121,173	39,501	237,616	3,846	142
EQ/Low Volatility Global ETF Portfolio	67,634	61,667	10,208	123,866	2,997	21
EQ/MFS International Growth Portfolio	196,060	201,712	29,512	334,593	4,166	13,671
EQ/Morgan Stanley Mid Cap Growth Portfolio	210,330	233,400	47,783	355,179	—	42,954
EQ/Natural Resources PLUS Portfolio	85,554	107,228	19,154	149,112	2,584	1,302
EQ/PIMCO Global Real Return Portfolio	31,445	34,540	5,252	61,249	2,964	10
EQ/PIMCO Ultra Short Bond Portfolio	74,239	37,109	41,618	69,604	444	(229)
EQ/Real Estate PLUS Portfolio	128,801	157,890	21,648	276,259	16,429	3,073
EQ/T. Rowe Price Growth Stock Portfolio	142,157	119,827	43,236	237,634	—	406
EQ/Wells Fargo Omega Growth Portfolio	142,562	143,640	30,447	239,083	—	26,309
Multimanager Core Bond Portfolio	37,184	43,376	6,387	74,049	1,398	715
Multimanager Mid Cap Value Portfolio	203,014	173,385	29,589	360,235	2,483	(50)

	$3,036,920	$3,458,686	$1,059,471	$5,336,225	$80,429	$137,321

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,185,952	$—	$—	$1,185,952
Investment Companies	661,584	5,336,225	—	5,997,809

Total Assets	$1,847,536	$5,336,225	$—	$7,183,761

Total Liabilities	$—	$—	$—	$—

Total	$1,847,536	$5,336,225	$—	$7,183,761

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,461,248
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,231,849

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$186,322
Aggregate gross unrealized depreciation	(371,571)

Net unrealized depreciation	$(185,249)

Federal income tax cost of investments	$7,369,010

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,444,681)	$5,336,225
Unaffiliated Issuers (Cost $1,941,985)	1,847,536
Cash	36,385
Receivable from investment manager	22,530
Receivable for securities sold	129
Dividends, interest and other receivables	123
Other assets	19

Total assets	7,242,947

LIABILITIES
Distribution fees payable – Class B	1,528
Trustees’ fees payable	156
Payable to Separate Accounts for Trust shares redeemed	103
Payable for securities purchased	26
Accrued expenses	53,759

Total liabilities	55,572

NET ASSETS	$7,187,375

Net assets were comprised of:
Paid in capital	$7,263,283
Accumulated undistributed net investment income (loss)	11,509
Accumulated undistributed net realized gain (loss) on investments	115,488
Net unrealized appreciation (depreciation) on investments	(202,905)

Net assets	$7,187,375

Class B
Net asset value, offering and redemption price per share, $7,187,375 / 723,577 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.93

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($80,429 of dividend income received from affiliates)	$107,201
Interest	54

Total income	107,255

EXPENSES
Custodian fees	163,100
Professional fees	47,149
Administrative fees	38,656
Offering costs	14,708
Distribution fees – Class B	14,692
Investment management fees	8,815
Printing and mailing expenses	1,338
Trustees’ fees	309
Miscellaneous	946

Gross expenses	289,713
Less: Waiver from investment manager	(47,471)
Reimbursement from investment manager	(204,042)

Net expenses	38,200

NET INVESTMENT INCOME (LOSS)	69,055

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($6,424 of realized gain (loss) from affiliates)	7,385
Net distributions of realized gain received from Underlying Portfolios ($130,897 received from affiliates)	139,905

Net realized gain (loss)	147,290

Net change in unrealized appreciation (depreciation) on investments ($(99,910) of change in unrealized appreciation (depreciation) from affiliates)	(191,398)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(44,108)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,947

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$69,055	$34,757
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	147,290	53,675
Net change in unrealized appreciation (depreciation) on investments	(191,398)	(11,507)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,947	76,925

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(103,539)	(55,632)
Distributions from net realized capital gains
Class B	(9,181)	(29,641)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(112,720)	(85,273)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 338,027 and 412,799 shares, respectively ]	3,437,332	4,127,208
Capital shares issued in reinvestment of dividends and distributions [ 11,292 and 8,639 shares, respectively ]	112,720	85,273
Capital shares repurchased [ (47,172) and (8) shares, respectively ]	(478,962)	(75)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,071,090	4,212,406

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,983,317	4,204,058
NET ASSETS:
Beginning of period	4,204,058	—

End of period (a)	$7,187,375	$4,204,058

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$11,509	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12	0.09
Net realized and unrealized gain (loss) on investments	(0.01)	0.10

Total from investment operations	0.11	0.19

Less distributions:
Dividends from net investment income	(0.15)	(0.14)
Distributions from net realized gains	(0.01)	(0.07)

Total dividends and distributions	(0.16)	(0.21)

Net asset value, end of period	$9.93	$9.98

Total return (b)	1.08%	1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,187	$4,204
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	4.93%	3.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.18%	5.07	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.10)%	1.92	%(l)
Portfolio turnover rate (z)^	21%	10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM EQUITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	2.24%	5.05%
MSCI AC World (Net) Index	4.16	5.81
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.
Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 2.24% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmark, the MSCI AC World (Net) Index, which returned 4.16% over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 97.7% equity investments and 2.3% non-traditional (alternative) investments.

•

As the world’s economies diverged, U.S. economic growth drove stocks to higher levels, while international stocks were hurt by the rising dollar, global political tensions and sputtering economies in Europe and Japan. In this environment, the Portfolio underperformed its benchmark, largely due to investments in several actively managed portfolios in both the U.S. equity and commodities sectors, which underperformed their benchmarks.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/International Equity Index Portfolio	12.1%
EQ/Capital Guardian Research Portfolio	10.1
Multimanager Mid Cap Value Portfolio	7.7
EQ/Morgan Stanley Mid Cap Growth Portfolio	7.5
EQ/MFS International Growth Portfolio	7.3
EQ/GAMCO Small Company Value Portfolio	5.2
EQ/BlackRock Basic Value Equity Portfolio	5.2
EQ/AllianceBernstein Small Cap Growth Portfolio	5.1
EQ/T. Rowe Price Growth Stock Portfolio	5.1
EQ/Wells Fargo Omega Growth Portfolio	5.0
EQ/Invesco Comstock Portfolio	5.0
EQ/Emerging Markets Equity PLUS Portfolio	4.9
Templeton Global Smaller Companies, Advisor Class	4.0
AXA SmartBeta Equity Portfolio	2.6
EQ/Low Volatility Global ETF Portfolio	2.6
Templeton Emerging Markets Small Cap, Advisor Class	2.4
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	2.4
PowerShares S&P 500 BuyWrite Portfolio	2.3
AXA/Lord Abbett Micro Cap Portfolio	2.3
iShares® MSCI EAFE Small-Cap ETF	0.7
iShares® Micro-Cap ETF	0.5

CHARTERSM EQUITY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$980.03	$3.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	13,218	$141,433
AXA/Lord Abbett Micro Cap Portfolio*‡	11,240	121,088
EQ/AllianceBernstein Small Cap Growth Portfolio‡	13,789	275,174
EQ/BlackRock Basic Value Equity Portfolio‡	12,926	278,064
EQ/Capital Guardian Research Portfolio‡	26,085	541,600
EQ/Emerging Markets Equity PLUS Portfolio‡	29,298	265,255
EQ/GAMCO Small Company Value Portfolio‡	5,054	280,890
EQ/International Equity Index Portfolio‡	73,812	651,096
EQ/Invesco Comstock Portfolio‡	17,979	270,014
EQ/Low Volatility Global ETF Portfolio‡	13,409	139,599
EQ/MFS International Growth Portfolio‡	59,258	394,186
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	22,566	405,594
EQ/T. Rowe Price Growth Stock Portfolio*‡	7,429	271,875
EQ/Wells Fargo Omega Growth Portfolio*‡	23,651	270,538
iShares® Micro-Cap ETF	310	23,864

iShares® MSCI EAFE Small-Cap ETF	800	$37,368
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	6,683	128,043
Multimanager Mid Cap Value Portfolio‡	29,092	411,668
PowerShares S&P 500 BuyWrite Portfolio	6,050	125,417
Templeton Emerging Markets Small Cap, Advisor Class	10,406	128,416
Templeton Global Smaller Companies, Advisor Class	25,007	216,307

Total Investments (99.9%) (Cost $5,405,808)		5,377,489
Other Assets Less Liabilities (0.1%)		2,983

Net Assets (100%)		$5,380,472

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$196,354	$24,249	$220,430	$—	$—	$2,868
AXA International Value Managed Volatility Portfolio (b)	307,880	20,570	328,258	—	—	3,597
AXA SmartBeta Equity Portfolio	104,344	41,212	9,338	141,433	2,607	962
AXA/Lord Abbett Micro Cap Portfolio	—	111,739	6,915	121,088	—	9
EQ/AllianceBernstein Small Cap Growth Portfolio	203,508	116,283	26,935	275,174	795	27,180
EQ/BlackRock Basic Value Equity Portfolio	204,411	80,444	26,325	278,064	3,398	148
EQ/Capital Guardian Research Portfolio	422,939	159,844	86,957	541,600	4,782	2,117
EQ/Emerging Markets Equity PLUS Portfolio	189,225	116,290	32,286	265,255	2,034	697
EQ/GAMCO Small Company Value Portfolio	206,378	95,029	19,499	280,890	1,362	8,596
EQ/International Equity Index Portfolio	—	766,028	46,947	651,096	21,785	(68)
EQ/Invesco Comstock Portfolio	205,658	81,189	33,749	270,014	4,143	225
EQ/Low Volatility Global ETF Portfolio	101,599	40,864	9,341	139,599	3,216	1
EQ/MFS International Growth Portfolio	305,325	168,621	42,544	394,186	4,645	15,253
EQ/Morgan Stanley Mid Cap Growth Portfolio	328,400	182,705	59,642	405,594	—	48,035
EQ/T. Rowe Price Growth Stock Portfolio	204,829	81,346	35,725	271,875	—	749
EQ/Wells Fargo Omega Growth Portfolio	205,424	109,723	26,942	270,538	—	28,403
Multimanager Mid Cap Value Portfolio	316,427	117,380	39,372	411,668	2,694	186

	$3,502,701	$2,313,516	$1,051,205	$4,718,074	$51,461	$138,958

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$186,649	$—	$—	$186,649
Investment Companies	472,766	4,718,074	—	5,190,840

Total Assets	$659,415	$4,718,074	$—	$5,377,489

Total Liabilities	$—	$—	$—	$—

Total	$659,415	$4,718,074	$—	$5,377,489

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,492,055
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,179,499

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$210,192
Aggregate gross unrealized depreciation	(238,444)

Net unrealized depreciation	$(28,252)

Federal income tax cost of investments	$5,405,741

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $4,755,558)	$4,718,074
Unaffiliated Issuers (Cost $650,250)	659,415
Cash	41,106
Receivable from investment manager	15,022
Receivable for securities sold	73
Dividends, interest and other receivables	4
Other assets	17

Total assets	5,433,711

LIABILITIES
Distribution fees payable – Class B	1,103
Trustees’ fees payable	113
Payable to Separate Accounts for Trust shares redeemed	39
Accrued expenses	51,984

Total liabilities	53,239

NET ASSETS	$5,380,472

Net assets were comprised of:
Paid in capital	$5,304,302
Accumulated undistributed net investment income (loss)	3,166
Accumulated undistributed net realized gain (loss) on investments	101,323
Net unrealized appreciation (depreciation) on investments	(28,319)

Net assets	$5,380,472

Class B
Net asset value, offering and redemption price per share, $5,380,472 / 529,959 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.15

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($51,461 of dividend income received from affiliates)	$60,601
Interest	40

Total income	60,641

EXPENSES
Custodian fees	95,600
Professional fees	47,115
Administrative fees	37,600
Offering costs	14,593
Distribution fees – Class B	11,619
Investment management fees	6,972
Printing and mailing expenses	1,032
Trustees’ fees	239
Miscellaneous	939

Gross expenses	215,709
Less: Waiver from investment manager	(44,572)
Reimbursement from investment manager	(140,928)

Net expenses	30,209

NET INVESTMENT INCOME (LOSS)	30,432

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($11,194 of realized gain (loss) from affiliates)	12,491
Net distributions of realized gain received from Underlying Portfolios ($127,764 received from affiliates)	130,362

Net realized gain (loss)	142,853

Net change in unrealized appreciation (depreciation) on investments ($(46,938) of change in unrealized appreciation (depreciation) from affiliates)	(59,337)

NET REALIZED AND UNREALIZED GAIN (LOSS)	83,516

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$113,948

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$30,432	$36,402
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	142,853	75,755
Net change in unrealized appreciation (depreciation) on investments	(59,337)	31,018

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	113,948	143,175

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(58,631)	(61,734)
Distributions from net realized capital gains
Class B	(66,937)	(13,706)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(125,568)	(75,440)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 134,351 and 403,507 shares, respectively ]	1,376,720	4,035,655
Capital shares issued in reinvestment of dividends and distributions [ 12,141 and 7,512 shares, respectively ]	125,568	75,440
Capital shares repurchased [ (27,552) and 0 shares, respectively ]	(289,026)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,213,262	4,111,095

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,201,642	4,178,830
NET ASSETS:
Beginning of period	4,178,830	—

End of period (a)	$5,380,472	$4,178,830

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,166	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07	0.09
Net realized and unrealized gain (loss) on investments	0.16	0.26

Total from investment operations	0.23	0.35

Less distributions:
Dividends from net investment income	(0.11)	(0.15)
Distributions from net realized gains	(0.14)	(0.03)

Total dividends and distributions	(0.25)	(0.18)

Net asset value, end of period	$10.15	$10.17

Total return (b)	2.24%	3.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,380	$4,179
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	4.64%	3.81%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.65%	5.32	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.34)%	2.17	%(l)
Portfolio turnover rate (z)^	25%	10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	(0.38)%	(1.19)%
BofA Merrill Lynch Global Broad Market ex. U.S. Index	(3.04)	(4.61)
20% MSCI AC World ex. U.S. (Net) Index/75% BofA Merrill Lynch Global Broad Market ex. U.S. Index/5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	(3.01)	(4.04)
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (0.38)% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: BofA Merrill Lynch Global Broad Market ex. U.S. Index and 20% MSCI AC World ex. U.S. (Net) Index/75% BofA Merrill Lynch Global Broad Market ex. U.S. Index/5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned (3.04)% and (3.01)%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 19.8% equity investments, 75.0% fixed income investments and 5.2% non-traditional (alternative) investments.

•

Global economic growth continued at a slow and uneven pace, with the euro-area and Japan economy stuck in slow or negative growth mode. The bond markets turned more volatile in 2014 as growth trends and monetary policies in the world’s biggest economies headed in different directions. Against this backdrop, the Portfolio’s emerging market bonds, TIPS and real estate holdings were lead contributors to performance. Detractors from performance included global high-yield corporate bonds, international equities and global sovereign debt. The Portfolio outperformed both its primary benchmark and secondary composite benchmark.

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
iShares® Global ex USD High Yield Corporate Bond ETF	15.6%
iShares® JP Morgan USD Emerging Markets Bond ETF	15.1
EQ/Global Bond PLUS Portfolio	13.1
EQ/PIMCO Global Real Return Portfolio	9.0
SPDR® DB International Government Inflation-Protected Bond ETF	8.3
EQ/International Equity Index Portfolio	4.2
iShares® International Treasury Bond ETF	4.1
iShares® International Select Dividend ETF	3.9
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	3.3
EQ/Real Estate PLUS Portfolio	3.1
PowerShares Global Short Term High Yield Bond Portfolio	2.9
EQ/MFS International Growth Portfolio	2.4
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1.9
Vanguard Short-Term Inflation-Protected Securities ETF	1.7
EQ/Emerging Markets Equity PLUS Portfolio	1.7
Templeton Global Smaller Companies, Advisor Class	1.6
AXA SmartBeta Equity Portfolio	1.3
EQ/Low Volatility Global ETF Portfolio	1.3
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	1.2
PowerShares DB G10 Currency Harvest Fund	1.0
iShares® Global Infrastructure ETF	1.0
Templeton Emerging Markets Small Cap, Advisor Class	0.9
iShares® MSCI EAFE Small-Cap ETF	0.9
SPDR® S&P Emerging Markets SmallCap ETF	0.3
iShares® Emerging Markets Infrastructure ETF	0.1
iShares® MSCI Frontier 100 ETF	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$942.04	$3.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	5,376	$57,522
EQ/Emerging Markets Equity PLUS Portfolio‡	8,041	72,802
EQ/Global Bond PLUS Portfolio‡	62,306	575,942
EQ/International Equity Index Portfolio‡	21,153	186,588
EQ/Low Volatility Global ETF Portfolio‡	5,390	56,114
EQ/MFS International Growth Portfolio‡	15,708	104,491
EQ/PIMCO Global Real Return Portfolio‡	40,756	394,103
EQ/Real Estate PLUS Portfolio‡	12,954	135,460
iShares® Emerging Markets Infrastructure ETF	190	6,164
iShares® Global ex USD High Yield Corporate Bond ETF	13,540	687,019
iShares® Global Infrastructure ETF	1,010	42,572
iShares® International Select Dividend ETF	5,020	169,124
iShares® International Treasury Bond ETF	1,880	181,946
iShares® JP Morgan USD Emerging Markets Bond ETF	6,040	662,648
iShares® MSCI EAFE Small-Cap ETF	820	38,302
iShares® MSCI Frontier 100 ETF	170	5,236
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	2,820	54,022
PIMCO Foreign Bond Fund Unhedged, Institutional Class	8,345	82,530

PowerShares DB G10 Currency Harvest Fund*	1,800	$45,972
PowerShares Global Short Term High Yield Bond Portfolio	5,380	125,784
SPDR® DB International Government Inflation-Protected Bond ETF	6,370	362,772
SPDR® S&P Emerging Markets SmallCap ETF	320	14,189
Templeton Emerging Markets Small Cap, Advisor Class	3,182	39,262
Templeton Global Smaller Companies, Advisor Class	8,069	69,801
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	17,874	147,102
Vanguard Short-Term Inflation- Protected Securities ETF	1,540	74,290

Total Investments (100.3%) (Cost $4,631,684)		4,391,757
Other Assets Less Liabilities (-0.3%)		(12,629)

Net Assets (100%)		$4,379,128

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$70,524	$1,428	$71,887	$—	$—	$810
AXA International Value Managed Volatility Portfolio (b)	100,369	2,095	102,395	—	—	1,079
AXA SmartBeta Equity Portfolio	52,919	10,021	7,912	57,522	1,108	487
EQ/Emerging Markets Equity PLUS Portfolio	67,971	12,171	3,996	72,802	587	212
EQ/Global Bond PLUS Portfolio	511,976	101,869	29,946	575,942	5,392	7,470
EQ/International Equity Index Portfolio	—	214,826	8,050	186,588	6,567	(56)
EQ/Low Volatility Global ETF Portfolio	51,532	9,267	7,734	56,114	1,353	58
EQ/MFS International Growth Portfolio	99,536	21,416	5,580	104,491	1,297	4,297
EQ/PIMCO Global Real Return Portfolio	322,483	82,431	19,483	394,103	19,019	78
EQ/Real Estate PLUS Portfolio	115,429	28,783	18,862	135,460	8,028	1,896

	$1,392,739	$484,307	$275,845	$1,583,022	$43,351	$16,331

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,416,018	$—	$—	$2,416,018
Investment Companies	392,717	1,583,022	—	1,975,739

Total Assets	$2,808,735	$1,583,022	$—	$4,391,757

Total Liabilities	$—	$—	$—	$—

Total	$2,808,735	$1,583,022	$—	$4,391,757

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$981,699
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$364,145

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,392
Aggregate gross unrealized depreciation	(251,371)

Net unrealized depreciation	$(235,979)

Federal income tax cost of investments	$4,627,736

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,639,375)	$1,583,022
Unaffiliated Issuers (Cost $2,992,309)	2,808,735
Cash	33,714
Receivable from investment manager	7,908
Receivable from Separate Accounts for Trust shares sold	728
Dividends, interest and other receivables	645
Receivable for securities sold	21
Other assets	17

Total assets	4,434,790

LIABILITIES
Distribution fees payable – Class B	935
Payable for securities purchased	131
Trustees’ fees payable	103
Payable to Separate Accounts for Trust shares redeemed	3
Accrued expenses	54,490

Total liabilities	55,662

NET ASSETS	$4,379,128

Net assets were comprised of:
Paid in capital	$4,610,444
Accumulated undistributed net investment income (loss)	4,931
Accumulated undistributed net realized gain (loss) on investments	3,680
Net unrealized appreciation (depreciation) on investments	(239,927)

Net assets	$4,379,128

Class B
Net asset value, offering and redemption price per share, $4,379,128 / 465,054 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.42

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($43,351 of dividend income received from affiliates)	$138,605
Interest	33

Total income	138,638

EXPENSES
Custodian fees	73,600
Professional fees	47,106
Administrative fees	37,216
Offering costs	14,593
Distribution fees – Class B	10,666
Investment management fees	6,399
Printing and mailing expenses	954
Trustees’ fees	220
Miscellaneous	939

Gross expenses	191,693
Less: Waiver from investment manager	(43,615)
Reimbursement from investment manager	(120,348)

Net expenses	27,730

NET INVESTMENT INCOME (LOSS)	110,908

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($2,501 of realized gain (loss) from affiliates)	5,061
Net distributions of realized gain received from Underlying Portfolios ($13,830 received from affiliates)	17,080

Net realized gain (loss)	22,141

Net change in unrealized appreciation (depreciation) on investments ($(18,179) of change in unrealized appreciation (depreciation) from affiliates)	(166,087)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(143,946)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(33,038)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$110,908	$33,070
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	22,141	127
Net change in unrealized appreciation (depreciation) on investments	(166,087)	(73,840)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(33,038)	(40,643)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(132,137)	(42,859)
Distributions from net realized capital gains
Class B	—	(6,447)
Return of capital
Class B	—	(10,373)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(132,137)	(59,679)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 52,782 and 401,994 shares, respectively ]	531,203	4,019,500
Capital shares issued in reinvestment of dividends and distributions [ 14,004 and 6,146 shares, respectively ]	132,137	59,679
Capital shares repurchased [ (9,871) and (1) shares, respectively ]	(97,886)	(8)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	565,454	4,079,171

TOTAL INCREASE (DECREASE) IN NET ASSETS	400,279	3,978,849
NET ASSETS:
Beginning of period	3,978,849	—

End of period (a)	$4,379,128	$3,978,849

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,931	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.75	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.26	0.08
Net realized and unrealized gain (loss) on investments	(0.30)	(0.17)

Total from investment operations	(0.04)	(0.09)

Less distributions:
Dividends from net investment income	(0.29)	(0.11)
Distributions from net realized gains	—	(0.02)
Return of capital	—	(0.03)

Total dividends and distributions	(0.29)	(0.16)

Net asset value, end of period	$9.42	$9.75

Total return (b)	(0.38)%	(1.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,379	$3,979
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	4.49%	3.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.60%	4.94	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.24)%	1.71	%(l)
Portfolio turnover rate (z)^	9%	13%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	(0.29)%	(0.94)%
BofA Merrill Lynch Global Broad Market ex. U.S. Index	(3.04)	(4.61)
35% MSCI AC World ex. U.S. (Net) Index/55% BofA Merrill Lynch Global Broad Market ex. U.S. Index/10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	(2.95)	(3.56)
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (0.29)% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: BofA Merrill Lynch Global Broad Market ex. U.S. Index and the 35% MSCI AC World ex. U.S. (Net) Index/55% BofA Merrill Lynch Global Broad Market ex. U.S. Index/10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned (3.04)% and (2.95)%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 34.7% equity investments, 54.9% fixed income investments and 10.4% non-traditional (alternative) investments.

•

Global economic growth continued at a slow and uneven pace, with the euro-area and Japan economy stuck in slow or negative growth mode. The bond markets turned more volatile in 2014 as growth trends and monetary policies in the world’s biggest economies headed in different directions. Against this backdrop, the Portfolio’s real estate and emerging market bonds were lead contributors to performance. Detractors from performance included global high-yield corporate bonds and international equities. The Portfolio outperformed both its primary benchmark and secondary composite benchmark.

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
iShares® Global ex USD High Yield Corporate Bond ETF	11.6%
iShares® JP Morgan USD Emerging Markets Bond ETF	11.0
EQ/Global Bond PLUS Portfolio	9.3
EQ/International Equity Index Portfolio	7.3
iShares® International Select Dividend ETF	6.9
EQ/PIMCO Global Real Return Portfolio	6.4
EQ/Real Estate PLUS Portfolio	6.3
SPDR® DB International Government Inflation-Protected Bond ETF	6.2
EQ/MFS International Growth Portfolio	4.3
iShares® International Treasury Bond ETF	3.4
EQ/Emerging Markets Equity PLUS Portfolio	2.9
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	2.4
iShares® MSCI EAFE Small-Cap ETF	2.4
AXA SmartBeta Equity Portfolio	2.3
EQ/Low Volatility Global ETF Portfolio	2.3
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	2.2
PowerShares Global Short Term High Yield Bond Portfolio	2.1
PowerShares DB G10 Currency Harvest Fund	2.1
Templeton Global Smaller Companies, Advisor Class	1.7
iShares® Global Infrastructure ETF	1.6
Templeton Emerging Markets Small Cap, Advisor Class	1.4
Vanguard Short-Term Inflation-Protected Securities ETF	1.4
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1.2
SPDR® S&P Emerging Markets SmallCap ETF	0.8
iShares® Emerging Markets Infrastructure ETF	0.4
iShares® MSCI Frontier 100 ETF	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$940.36	$3.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	10,333	$110,557
EQ/Emerging Markets Equity PLUS Portfolio‡	15,195	137,573
EQ/Global Bond PLUS Portfolio‡	47,819	442,031
EQ/International Equity Index Portfolio‡	39,446	347,955
EQ/Low Volatility Global ETF Portfolio‡	10,447	108,763
EQ/MFS International Growth Portfolio‡	31,098	206,865
EQ/PIMCO Global Real Return Portfolio‡	31,352	303,169
EQ/Real Estate PLUS Portfolio‡	28,818	301,348
iShares® Emerging Markets Infrastructure ETF	580	18,815
iShares® Global ex USD High Yield Corporate Bond ETF	10,850	550,528
iShares® Global Infrastructure ETF	1,860	78,399
iShares® International Select Dividend ETF	9,830	331,173
iShares® International Treasury Bond ETF	1,680	162,590
iShares® JP Morgan USD Emerging Markets Bond ETF	4,780	524,414
iShares® MSCI EAFE Small-Cap ETF	2,490	116,308
iShares® MSCI Frontier 100 ETF	220	6,776
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	5,431	104,059
PIMCO Foreign Bond Fund Unhedged, Institutional Class	5,833	57,685

PowerShares DB G10 Currency Harvest Fund*	3,840	$98,074
PowerShares Global Short Term High Yield Bond Portfolio	4,230	98,897
SPDR® DB International Government Inflation-Protected Bond ETF	5,170	294,432
SPDR® S&P Emerging Markets SmallCap ETF	820	36,359
Templeton Emerging Markets Small Cap, Advisor Class	5,478	67,598
Templeton Global Smaller Companies, Advisor Class	9,465	81,870
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	14,177	116,674
Vanguard Short-Term Inflation- Protected Securities ETF	1,340	64,642

Total Investments (99.9%) (Cost $5,016,164)		4,767,554
Other Assets Less Liabilities (0.1%)		2,683

Net Assets (100%)		$4,770,237

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$125,905	$9,307	$135,100	$—	$—	$1,595
AXA International Value Managed Volatility Portfolio (b)	172,369	12,284	184,546	—	—	2,021
AXA SmartBeta Equity Portfolio	94,047	27,421	15,653	110,557	2,115	807
EQ/Emerging Markets Equity PLUS Portfolio	117,291	34,184	7,571	137,573	1,101	383
EQ/Global Bond PLUS Portfolio	373,667	118,876	44,213	442,031	4,103	5,732
EQ/International Equity Index Portfolio	—	399,536	13,639	347,955	12,151	(158)
EQ/Low Volatility Global ETF Portfolio	91,575	27,132	15,722	108,763	2,602	(39)
EQ/MFS International Growth Portfolio	170,940	66,831	10,638	206,865	2,549	8,341
EQ/PIMCO Global Real Return Portfolio	229,804	83,715	16,138	303,169	14,520	(5)
EQ/Real Estate PLUS Portfolio	225,393	85,962	29,936	301,348	17,735	3,329

	$1,600,991	$865,248	$473,156	$1,958,261	$56,876	$22,006

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,381,407	$—	$—	$2,381,407
Investment Companies	427,886	1,958,261	—	2,386,147

Total Assets	$2,809,293	$1,958,261	$—	$4,767,554

Total Liabilities	$—	$—	$—	$—

Total	$2,809,293	$1,958,261	$—	$4,767,554

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,566,680
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$551,347

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,547
Aggregate gross unrealized depreciation	(271,916)

Net unrealized depreciation	$(242,369)

Federal income tax cost of investments	$5,009,923

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,033,962)	$1,958,261
Unaffiliated Issuers (Cost $2,982,202)	2,809,293
Cash	48,130
Receivable from investment manager	7,876
Dividends, interest and other receivables	1,019
Receivable for securities sold	31
Other assets	16

Total assets	4,824,626

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	4,492
Distribution fees payable – Class B	1,012
Trustees’ fees payable	112
Payable for securities purchased	88
Accrued expenses	48,685

Total liabilities	54,389

NET ASSETS	$4,770,237

Net assets were comprised of:
Paid in capital	$5,002,293
Accumulated undistributed net investment income (loss)	6,976
Accumulated undistributed net realized gain (loss) on investments	9,578
Net unrealized appreciation (depreciation) on investments	(248,610)

Net assets	$4,770,237

Class B
Net asset value, offering and redemption price per share, $4,770,237 / 504,421 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.46

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($56,876 of dividend income received from affiliates)	$144,134
Interest	37

Total income	144,171

EXPENSES
Custodian fees	67,600
Professional fees	47,111
Administrative fees	37,368
Offering costs	14,593
Distribution fees – Class B	11,126
Investment management fees	6,675
Printing and mailing expenses	1,000
Trustees’ fees	232
Miscellaneous	939

Gross expenses	186,644
Less: Waiver from investment manager	(44,043)
Reimbursement from investment manager	(113,677)

Net expenses	28,924

NET INVESTMENT INCOME (LOSS)	115,247

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($3,503 of realized gain (loss) from affiliates)	6,084
Net distributions of realized gain received from Underlying Portfolios ($18,503 received from affiliates)	22,162

Net realized gain (loss)	28,246

Net change in unrealized appreciation (depreciation) on investments ($(34,822) of change in unrealized appreciation (depreciation) from affiliates)	(184,005)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(155,759)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(40,512)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$115,247	$34,360
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	28,246	(1,244)
Net change in unrealized appreciation (depreciation) on investments	(184,005)	(64,605)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(40,512)	(31,489)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(137,216)	(42,928)
Distributions from net realized capital gains
Class B	—	(5,681)
Return of capital
Class B	—	(10,431)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(137,216)	(59,040)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 98,292 and 400,220 shares, respectively ]	984,756	4,002,149
Capital shares issued in reinvestment of dividends and distributions [ 14,464 and 6,085 shares, respectively ]	137,216	59,040
Capital shares repurchased [ (14,640) and 0 shares, respectively ]	(144,667)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	977,305	4,061,189

TOTAL INCREASE (DECREASE) IN NET ASSETS	799,577	3,970,660
NET ASSETS:
Beginning of period	3,970,660	—

End of period (a)	$4,770,237	$3,970,660

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,976	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.77	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.26	0.09
Net realized and unrealized gain (loss) on investments	(0.29)	(0.17)

Total from investment operations	(0.03)	(0.08)

Less distributions:
Dividends from net investment income	(0.28)	(0.11)
Distributions from net realized gains	—	(0.01)
Return of capital	—	(0.03)

Total dividends and distributions	(0.28)	(0.15)

Net asset value, end of period	$9.46	$9.77

Total return (b)	(0.29)%	(0.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,770	$3,971
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	4.19%	3.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.59%	5.14	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.95)%	1.91	%(l)
Portfolio turnover rate (z)^	12%	13%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	0.13%	(0.34)%
MSCI AC World ex. U.S. (Net) Index	(3.87)	(3.10)
55% MSCI AC World ex. U.S. (Net) Index/25% BofA Merrill Lynch Global Broad Market ex. U.S. Index/20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	(2.80)	(2.78)
* Date of inception 10/30/13. Returnsfor periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 0.13% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: MSCI AC World ex. U.S. (Net) Index, and 55% MSCI AC World ex. U.S. (Net) Index / 25% BofA Merrill Lynch Global Broad Market ex. U.S. Index / 20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned (3.87)% and (2.80)%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 54.5% equity investments, 25.0% fixed income investments and 20.5% non-traditional (alternative) investments.

•

Global economic growth continued at a slow and uneven pace, with the euro-area and Japan economy stuck in slow or negative growth mode. The bond markets turned more volatile in 2014 as growth trends and monetary policies in the world’s biggest economies headed in different directions. Against this backdrop, the Portfolio’s real estate, infrastructure and emerging market bonds lead contributors to performance. Detractors from performance included international equities and global high-yield corporate bonds. The Portfolio outperformed both its primary benchmark and secondary composite benchmark.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/Real Estate PLUS Portfolio	12.5%
EQ/International Equity Index Portfolio	11.4
iShares® International Select Dividend ETF	11.0
EQ/MFS International Growth Portfolio	7.1
iShares® JP Morgan USD Emerging Markets Bond ETF	5.2
iShares® Global ex USD High Yield Corporate Bond ETF	5.2
iShares® MSCI EAFE Small-Cap ETF	4.5
EQ/Emerging Markets Equity PLUS Portfolio	4.3
EQ/Global Bond PLUS Portfolio	4.2
PowerShares DB G10 Currency Harvest Fund	4.1
AXA SmartBeta Equity Portfolio	3.6
EQ/Low Volatility Global ETF Portfolio	3.6
iShares® Global Infrastructure ETF	3.2
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	2.9
SPDR® DB International Government Inflation-Protected Bond ETF	2.9
EQ/PIMCO Global Real Return Portfolio	2.9
Templeton Emerging Markets Small Cap, Advisor Class	2.6
Templeton Global Smaller Companies, Advisor Class	2.3
iShares® International Treasury Bond ETF	1.5
PowerShares Global Short Term High Yield Bond Portfolio	1.0
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	1.0
SPDR® S&P Emerging Markets SmallCap ETF	0.9
iShares® Emerging Markets Infrastructure ETF	0.6
PIMCO Foreign Bond Fund Unhedged, Institutional Class	0.6
iShares® MSCI Frontier 100 ETF	0.5
Vanguard Short-Term Inflation-Protected Securities ETF	0.4

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the

Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$938.98	$3.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	15,457	$165,383
EQ/Emerging Markets Equity PLUS Portfolio‡	21,452	194,217
EQ/Global Bond PLUS Portfolio‡	20,592	190,344
EQ/International Equity Index Portfolio‡	58,868	519,272
EQ/Low Volatility Global ETF Portfolio‡	15,639	162,818
EQ/MFS International Growth Portfolio‡	48,773	324,436
EQ/PIMCO Global Real Return Portfolio‡	13,644	131,933
EQ/Real Estate PLUS Portfolio‡	54,662	571,598
iShares® Emerging Markets Infrastructure ETF	910	29,520
iShares® Global ex USD High Yield Corporate Bond ETF	4,690	237,971
iShares® Global Infrastructure ETF	3,450	145,418
iShares® International Select Dividend ETF	14,840	499,959
iShares® International Treasury Bond ETF	730	70,649
iShares® JP Morgan USD Emerging Markets Bond ETF	2,180	239,168
iShares® MSCI EAFE Small-Cap ETF	4,350	203,189
iShares® MSCI Frontier 100 ETF	740	22,792
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	7,020	134,507
PIMCO Foreign Bond Fund Unhedged, Institutional Class	2,983	29,498

PowerShares DB G10 Currency Harvest Fund*	7,300	$186,442
PowerShares Global Short Term High Yield Bond Portfolio	1,910	44,656
SPDR® DB International Government Inflation-Protected Bond ETF	2,340	133,263
SPDR® S&P Emerging Markets SmallCap ETF	880	39,019
Templeton Emerging Markets Small Cap, Advisor Class	9,619	118,697
Templeton Global Smaller Companies, Advisor Class	11,955	103,413
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	5,303	43,645
Vanguard Short-Term Inflation-Protected Securities ETF	410	19,778

Total Investments (100.1%) (Cost $4,785,942)		4,561,585
Other Assets Less Liabilities (-0.1%)		(2,348)

Net Assets (100%)		$4,559,237

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$184,977	$9,003	$193,817	$—	$—	$2,230
AXA International Value Managed Volatility Portfolio (b)	280,354	14,104	294,283	—	—	3,179
AXA SmartBeta Equity Portfolio	142,532	37,361	21,596	165,383	3,190	1,251
EQ/Emerging Markets Equity PLUS Portfolio	173,380	44,729	15,120	194,217	1,569	496
EQ/Global Bond PLUS Portfolio	176,009	52,022	35,081	190,344	1,782	2,612
EQ/International Equity Index Portfolio	—	614,759	37,292	519,272	18,288	(710)
EQ/Low Volatility Global ETF Portfolio	138,783	36,928	21,534	162,818	3,929	141
EQ/MFS International Growth Portfolio	278,029	102,959	23,469	324,436	4,031	13,165
EQ/PIMCO Global Real Return Portfolio	104,684	33,682	9,311	131,933	6,374	55
EQ/Real Estate PLUS Portfolio	456,808	153,628	79,414	571,598	33,902	7,115

	$1,935,556	$1,099,175	$730,917	$2,260,001	$73,065	$29,534

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, Interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,871,824	$—	$—	$1,871,824
Investment Companies	429,760	2,260,001	—	2,689,761

Total Assets	$2,301,584	$2,260,001	$—	$4,561,585

Total Liabilities	$—	$—	$—	$—

Total	$2,301,584	$2,260,001	$—	$4,561,585

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,638,314
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$853,835

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,078
Aggregate gross unrealized depreciation	(262,566)

Net unrealized depreciation	$(213,488)

Federal income tax cost of investments	$4,775,073

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,353,643)	$2,260,001
Unaffiliated Issuers (Cost $2,432,299)	2,301,584
Cash	38,389
Receivable from investment manager	13,770
Dividends, interest and other receivables	929
Receivable for securities sold	31
Other assets	16

Total assets	4,614,720

LIABILITIES
Distribution fees payable – Class B	971
Trustees’ fees payable	111
Payable for securities purchased	42
Payable to Separate Accounts for Trust shares redeemed	19
Accrued expenses	54,340

Total liabilities	55,483

NET ASSETS	$4,559,237

Net assets were comprised of:
Paid in capital	$4,756,225
Accumulated undistributed net investment income (loss)	9,923
Accumulated undistributed net realized gain (loss) on investments	17,446
Net unrealized appreciation (depreciation) on investments	(224,357)

Net assets	$4,559,237

Class B
Net asset value, offering and redemption price per share, $4,559,237 / 478,729 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.52

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($73,065 of dividend income received from affiliates)	$141,695
Interest	35

Total income	141,730

EXPENSES
Custodian fees	69,600
Professional fees	47,110
Administrative fees	37,465
Offering costs	14,593
Distribution fees – Class B	11,197
Investment management fees	6,718
Printing and mailing expenses	999
Trustees’ fees	234
Miscellaneous	940

Gross expenses	188,856
Less: Waiver from investment manager	(44,183)
Reimbursement from investment manager	(115,564)

Net expenses	29,109

NET INVESTMENT INCOME (LOSS)	112,621

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($5,633 of realized gain (loss) from affiliates)	7,191
Net distributions of realized gain received from Underlying Portfolios ($23,901 received from affiliates)	28,948

Net realized gain (loss)	36,139

Net change in unrealized appreciation (depreciation) on investments ($(43,813) of change in unrealized appreciation (depreciation) from affiliates)	(168,236)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(132,097)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,476)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$112,621	$36,404
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	36,139	(3,253)
Net change in unrealized appreciation (depreciation) on investments	(168,236)	(56,121)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,476)	(22,970)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(136,263)	(43,301)
Distributions from net realized capital gains
Class B	—	(4,622)
Return of capital
Class B	—	(10,277)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(136,263)	(58,200)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 80,760 and 400,000 shares, respectively ]	823,685	4,000,000
Capital shares issued in reinvestment of dividends and distributions [ 14,241 and 6,011 shares, respectively ]	136,263	58,200
Capital shares repurchased [ (22,283) and 0 shares, respectively ]	(222,002)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	737,946	4,058,200

TOTAL INCREASE (DECREASE) IN NET ASSETS	582,207	3,977,030
NET ASSETS:
Beginning of period	3,977,030	—

End of period (a)	$4,559,237	$3,977,030

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,923	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.80	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.25	0.09
Net realized and unrealized gain (loss) on investments	(0.24)	(0.14)

Total from investment operations	0.01	(0.05)

Less distributions:
Dividends from net investment income	(0.29)	(0.11)
Distributions from net realized gains	—	(0.01)
Return of capital	—	(0.03)

Total dividends and distributions	(0.29)	(0.15)

Net asset value, end of period	$9.52	$9.80

Total return (b)	0.13%	(0.53)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,559	$3,977
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	4.22%	3.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.51%	5.46	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.05)%	2.22	%(l)
Portfolio turnover rate (z)^	19%	12%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INCOME STRATEGIES PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	4.58%	3.81%
Barclays U.S. Aggregate Bond Index	5.97	4.21
25% MSCI AC World (Net) Index /50% Barclays U.S. Aggregate Bond Index /25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	4.08	3.61
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 4.58% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: the Barclays U.S. Aggregate Bond Index and the 25% MSCI AC World (Net) Index/50% Barclays U.S. Aggregate Bond Index/25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 5.97% and 4.08%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 25.1% equity investments, 47.1% fixed income investments and 27.8% non-traditional (alternative) investments.

•

As the Federal Reserve wound down its quantitative easing program, and concerns flared about uneven global growth trends, most major fixed-income sectors provided positive returns in 2014, with the U.S. leading the way by a substantial margin. The Portfolio’s holdings in equity income securities, preferreds and real estate boosted returns, while sectors including international corporate bonds and commodity holdings detracted from performance. The Portfolio’s diversification into dividend-paying equities and alternatives contributed to outperformance versus its composite benchmark.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/Boston Advisors Equity Income Portfolio	12.4%
Multimanager Core Bond Portfolio	9.1
iShares® Global Infrastructure ETF	7.9
iShares® US Preferred Stock ETF	7.5
EQ/Real Estate PLUS Portfolio	6.5
PowerShares S&P 500 BuyWrite Portfolio	6.1
iShares® International Select Dividend ETF	5.2
EQ/Core Bond Index Portfolio	5.2
EQ/High Yield Bond Portfolio	4.8
iShares® iBoxx $ Investment Grade Corporate Bond ETF	4.0
Eaton Vance Floating-Rate Fund, Institutional Class	3.5
iShares® Aaa – A Rated Corporate Bond ETF	2.6
SPDR® Nuveen S&P High Yield Municipal Bond ETF	2.5
EQ/Global Bond PLUS Portfolio	2.5
BlackRock Global Long/Short Credit Fund, Institutional Class	2.4
PIMCO Foreign Bond Fund Unhedged, Institutional Class	2.2
EQ/PIMCO Global Real Return Portfolio	2.1
iShares® Emerging Markets Infrastructure ETF	1.9
EQ/Quality Bond PLUS Portfolio	1.8
iShares® JP Morgan USD Emerging Markets Bond ETF	1.6
EQ/Natural Resources PLUS Portfolio	1.5
EQ/Energy ETF Portfolio	1.4
iShares® Floating Rate Bond ETF	1.3
SPDR® Barclays Short Term High Yield Bond ETF	1.2
iShares® Global ex USD High Yield Corporate Bond ETF	1.1
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	0.9
iShares® International Treasury Bond ETF	0.3
Vanguard Short-Term Inflation-Protected Securities ETF	0.3
PowerShares Global Short Term High Yield Bond Portfolio	0.2

CHARTERSM INCOME STRATEGIES PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$983.37	$3.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
BlackRock Global Long/Short Credit Fund, Institutional Class	15,509	$160,832
Eaton Vance Floating-Rate Fund, Institutional Class	26,262	233,998
EQ/Boston Advisors Equity Income Portfolio‡	125,010	823,537
EQ/Core Bond Index Portfolio‡	34,235	341,388
EQ/Energy ETF Portfolio‡	11,429	94,809
EQ/Global Bond PLUS Portfolio‡	18,132	167,608
EQ/High Yield Bond Portfolio‡	32,534	321,008
EQ/Natural Resources PLUS Portfolio‡	11,182	98,097
EQ/PIMCO Global Real Return Portfolio‡	14,701	142,154
EQ/Quality Bond PLUS Portfolio‡	14,006	119,555
EQ/Real Estate PLUS Portfolio‡	41,442	433,360
iShares® Aaa – A Rated Corporate Bond ETF	3,280	169,838
iShares® Emerging Markets Infrastructure ETF	3,900	126,516
iShares® Floating Rate Bond ETF	1,740	87,940
iShares® Global ex USD High Yield Corporate Bond ETF	1,400	71,036
iShares® Global Infrastructure ETF	12,500	526,875
iShares® iBoxx $ Investment Grade Corporate Bond ETF	2,220	265,090
iShares® International Select Dividend ETF	10,190	343,301
iShares® International Treasury Bond ETF	200	19,356

iShares® JP Morgan USD Emerging Markets Bond ETF	950	$104,225
iShares® US Preferred Stock ETF	12,660	499,310
Multimanager Core Bond Portfolio‡	60,575	600,583
PIMCO Foreign Bond Fund Unhedged, Institutional Class	14,375	142,166
PowerShares Global Short Term High Yield Bond Portfolio	630	14,729
PowerShares S&P 500 BuyWrite Portfolio	19,350	401,126
SPDR® Barclays Short Term High Yield Bond ETF	2,680	77,479
SPDR® Nuveen S&P High Yield Municipal Bond ETF	2,920	168,396
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	7,506	61,770
Vanguard Short-Term Inflation-Protected Securities ETF	380	18,331

Total Investments (99.5%) (Cost $6,820,080)		6,634,413
Other Assets Less Liabilities (0.5%)		32,496

Net Assets (100%)		$6,666,909

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
CharterSM Multi-Sector Bond Portfolio (a)(aa)(bb)(cc)	$320,177	$55,093	$2,124	$—	$—	$(9,199	)(dd)
EQ/Boston Advisors Equity Income Portfolio	519,272	477,484	143,847	823,537	14,378	73,762
EQ/Core Bond Index Portfolio (aa)	—	124,862	32,000	341,388	5,277	64
EQ/Energy ETF Portfolio	48,206	70,678	6,604	94,809	1,736	263
EQ/Global Bond PLUS Portfolio	96,253	86,500	11,903	167,608	1,553	2,101
EQ/High Yield Bond Portfolio (bb)	242,981	188,769	148,926	321,008	13,367	126
EQ/Natural Resources PLUS Portfolio	47,287	74,342	7,210	98,097	1,677	879
EQ/PIMCO Global Real Return Portfolio	79,411	71,544	10,108	142,154	6,789	6
EQ/Quality Bond PLUS Portfolio (cc)	—	43,645	7,147	119,555	1,481	9
EQ/Real Estate PLUS Portfolio	229,364	214,199	27,901	433,360	25,465	4,682
Multimanager Core Bond Portfolio	319,490	345,052	63,181	600,583	10,865	5,572

	$1,902,441	$1,752,168	$460,951	$3,142,099	$82,588	$78,265

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $249,409, representing 63,689 shares of CharterSM Multi-Sector Bond Portfolio and 25,001 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $46,659, representing 11,915 shares of CharterSM Multi-Sector Bond Portfolio and 4,494 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $82,528, representing 21,074 shares of CharterSM Multi-Sector Bond Portfolio and 9,743 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(9,201) of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,893,548	$—	$—	$2,893,548
Investment Companies	598,766	3,142,099	—	3,740,865

Total Assets	$3,492,314	$3,142,099	$—	$6,634,413

Total Liabilities	$—	$—	$—	$—

Total	$3,492,314	$3,142,099	$—	$6,634,413

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,634,886
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$888,208

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,844
Aggregate gross unrealized depreciation	(230,694)

Net unrealized depreciation	$(183,850)

Federal income tax cost of investments	$6,818,263

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,267,359)	$3,142,099
Unaffiliated Issuers (Cost $3,552,721)	3,492,314
Cash	70,994
Receivable from investment manager	13,151
Receivable from Separate Accounts for Trust shares sold	3,677
Receivable for securities sold	1,370
Dividends, interest and other receivables	1,212
Other assets	18

Total assets	6,724,835

LIABILITIES
Distribution fees payable – Class B	1,418
Payable for securities purchased	238
Trustees’ fees payable	144
Payable to Separate Accounts for Trust shares redeemed	38
Accrued expenses	56,088

Total liabilities	57,926

NET ASSETS	$6,666,909

Net assets were comprised of:
Paid in capital	$6,780,909
Accumulated undistributed net investment income (loss)	10,117
Accumulated undistributed net realized gain (loss) on investments	61,550
Net unrealized appreciation (depreciation) on investments	(185,667)

Net assets	$6,666,909

Class B
Net asset value, offering and redemption price per share, $6,666,909 / 675,741 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.87

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($82,588 of dividend income received from affiliates)	$191,986
Interest	56

Total income	192,042

EXPENSES
Custodian fees	87,600
Professional fees	47,135
Administrative fees	38,081
Offering costs	14,593
Distribution fees – Class B	13,390
Investment management fees	8,034
Printing and mailing expenses	1,216
Trustees’ fees	283
Miscellaneous	942

Gross expenses	211,274
Less: Waiver from investment manager	(46,115)
Reimbursement from investment manager	(130,342)

Net expenses	34,817

NET INVESTMENT INCOME (LOSS)	157,225

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(8,568) of realized gain (loss) from affiliates)	(1,169)
Net distributions of realized gain received from Underlying Portfolios ($86,833 received from affiliates)	97,970

Net realized gain (loss)	96,801

Net change in unrealized appreciation (depreciation) on investments ($(42,358) of change in unrealized appreciation (depreciation) from affiliates)	(74,802)

NET REALIZED AND UNREALIZED GAIN (LOSS)	21,999

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$179,224

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$157,225	$64,273
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	96,801	42,178
Net change in unrealized appreciation (depreciation) on investments	(74,802)	(110,865)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	179,224	(4,414)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(191,780)	(79,751)
Distributions from net realized capital gains
Class B	(25,802)	(11,486)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(217,582)	(91,237)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 284,104 and 402,194 shares, respectively ]	2,892,625	4,021,420
Capital shares issued in reinvestment of dividends and distributions [ 21,884 and 9,397 shares, respectively ]	217,582	91,237
Capital shares repurchased [ (41,837) and (1) shares, respectively ]	(421,941)	(5)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,688,266	4,112,652

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,649,908	4,017,001
NET ASSETS:
Beginning of period	4,017,001	—

End of period (a)	$6,666,909	$4,017,001

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,117	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.76	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.30	0.16
Net realized and unrealized gain (loss) on investments	0.15	(0.18)

Total from investment operations	0.45	(0.02)

Less distributions:
Dividends from net investment income	(0.30)	(0.19)
Distributions from net realized gains	(0.04)	(0.03)

Total dividends and distributions	(0.34)	(0.22)

Net asset value, end of period	$9.87	$9.76

Total return (b)	4.58%	(0.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,667	$4,017
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.94%	3.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.94%	9.54	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.36)%	6.33	%(l)
Portfolio turnover rate (z)^	17%	11%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	2.51%	2.14%
Barclays U.S. Aggregate Bond Index	5.97	4.21
25% MSCI AC World (Net) Index/50% Barclays U.S. Aggregate Bond Index/25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	4.08	3.61
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 2.51% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: Barclays U.S. Aggregate Bond Index, and 25% MSCI AC World (Net) Index / 50% Barclays U.S. Aggregate Bond Index /25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 5.97% and 4.08%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 25.5% equity investments, 44.7% fixed income investments and 29.8% non-traditional (alternative) investments.

•

As the Federal Reserve wound down its quantitative easing program, and concerns flared about uneven global growth trends, most major fixed-income sectors provided positive returns in 2014, with the U.S. leading the way by a substantial margin. The Portfolio’s holdings in real estate, equity income securities and convertibles boosted returns, while sectors including international corporate bonds and commodity holdings detracted from performance.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
iShares® Floating Rate Bond ETF	13.6%
EQ/Low Volatility Global ETF Portfolio	9.3
EQ/Boston Advisors Equity Income Portfolio	9.1
EQ/PIMCO Global Real Return Portfolio	8.9
EQ/Convertible Securities Portfolio	8.6
iShares® International Select Dividend ETF	7.2
EQ/Real Estate PLUS Portfolio	6.2
iShares® Global Infrastructure ETF	4.4
PIMCO Unconstrained Bond Fund, Institutional Class	3.8
EQ/PIMCO Ultra Short Bond Portfolio	3.7
EQ/Global Bond PLUS Portfolio	2.5
BlackRock Global Long/Short Credit Fund, Institutional Class	2.4
EQ/Natural Resources PLUS Portfolio	2.4
iShares® International Treasury Bond ETF	2.4
EQ/Energy ETF Portfolio	2.3
SPDR® Barclays Short Term High Yield Bond ETF	2.1
PowerShares S&P 500 BuyWrite Portfolio	1.9
SPDR® Barclays Investment Grade Floating Rate ETF	1.5
Vanguard Short-Term Inflation-Protected Securities ETF	1.4
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	1.2
iShares® Emerging Markets Infrastructure ETF	1.1
EQ/High Yield Bond Portfolio	1.0
iShares® JP Morgan USD Emerging Markets Bond ETF	1.0
Eaton Vance Floating-Rate Fund, Institutional Class	1.0
iShares® Global ex USD High Yield Corporate Bond ETF	0.5
Van Eck Global Hard Assets Fund, Institutional Class	0.4
PowerShares Global Short Term High Yield Bond Portfolio	0.1

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$969.90	$3.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
BlackRock Global Long/Short Credit Fund, Institutional Class	20,005	$207,448
Eaton Vance Floating-Rate Fund, Institutional Class	9,505	84,686
EQ/Boston Advisors Equity Income Portfolio‡	118,108	778,067
EQ/Convertible Securities Portfolio‡	69,156	737,870
EQ/Energy ETF Portfolio‡	23,809	197,508
EQ/Global Bond PLUS Portfolio‡	22,956	212,196
EQ/High Yield Bond Portfolio‡	8,919	88,005
EQ/Low Volatility Global ETF Portfolio‡	76,417	795,585
EQ/Natural Resources PLUS Portfolio‡	23,180	203,349
EQ/PIMCO Global Real Return Portfolio‡	78,413	758,235
EQ/PIMCO Ultra Short Bond Portfolio‡	32,007	315,210
EQ/Real Estate PLUS Portfolio‡	50,615	529,280
iShares® Emerging Markets Infrastructure ETF	2,920	94,725
iShares® Floating Rate Bond ETF	23,040	1,164,442
iShares® Global ex USD High Yield Corporate Bond ETF	880	44,651
iShares® Global Infrastructure ETF	8,940	376,821
iShares® International Select Dividend ETF	18,140	611,137
iShares® International Treasury Bond ETF	2,090	202,270

iShares® JP Morgan USD Emerging Markets Bond ETF	800	$87,768
PIMCO Unconstrained Bond Fund, Institutional Class	29,293	327,493
PowerShares Global Short Term High Yield Bond Portfolio	260	6,079
PowerShares S&P 500 BuyWrite Portfolio	7,960	165,011
SPDR® Barclays Investment Grade Floating Rate ETF	4,090	124,663
SPDR® Barclays Short Term High Yield Bond ETF	6,230	180,109
Van Eck Global Hard Assets Fund, Institutional Class	808	32,565
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	12,892	106,099
Vanguard Short-Term Inflation-Protected Securities ETF	2,510	121,082

Total Investments (99.6%) (Cost $8,763,278)		8,552,354
Other Assets Less Liabilities (0.4%)		37,434

Net Assets (100%)		$8,589,788

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K share.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Boston Advisors Equity Income Portfolio	$370,377	$635,096	$204,242	$778,067	$13,651	$69,217
EQ/Convertible Securities Portfolio	338,107	545,334	161,040	737,870	13,829	14,412
EQ/Energy ETF Portfolio	96,948	185,659	47,613	197,508	3,629	206
EQ/Global Bond PLUS Portfolio	99,090	164,660	47,138	212,196	1,976	2,836
EQ/High Yield Bond Portfolio	39,299	71,324	19,528	88,005	3,692	(16)
EQ/Low Volatility Global ETF Portfolio	351,541	569,587	158,892	795,585	19,098	(226)
EQ/Natural Resources PLUS Portfolio	107,783	177,056	47,599	203,349	3,492	1,606
EQ/PIMCO Global Real Return Portfolio	325,456	580,691	153,541	758,235	36,419	91
EQ/PIMCO Ultra Short Bond Portfolio	161,082	219,879	63,922	315,210	2,002	(1)
EQ/Real Estate PLUS Portfolio	217,347	394,244	103,253	529,280	31,234	5,417

	$2,107,030	$3,543,530	$1,006,768	$4,615,305	$129,022	$93,542

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

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CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,178,758	$—	$—	$3,178,758
Investment Companies	758,291	4,615,305	—	5,373,596

Total Assets	$3,937,049	$4,615,305	$—	$8,552,354

Total Liabilities	$—	$—	$—	$—

Total	$3,937,049	$4,615,305	$—	$8,552,354

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,528,466
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,789,842

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,843
Aggregate gross unrealized depreciation	(285,318)

Net unrealized depreciation	$(212,475)

Federal income tax cost of investments	$8,764,829

See Notes to Financial Statements.

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CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $4,697,650)	$4,615,305
Unaffiliated Issuers (Cost $4,065,628)	3,937,049
Cash	107,477
Receivable from investment manager	14,619
Receivable from Separate Accounts for Trust shares sold	2,108
Dividends, interest and other receivables	1,636
Receivable for securities sold	1,509
Other assets	24

Total assets	8,679,727

LIABILITIES
Payable for securities purchased	31,058
Distribution fees payable – Class B	1,801
Trustees’ fees payable	172
Payable to Separate Accounts for Trust shares redeemed	39
Accrued expenses	56,869

Total liabilities	89,939

NET ASSETS	$8,589,788

Net assets were comprised of:
Paid in capital	$8,727,583
Accumulated undistributed net investment income (loss)	14,854
Accumulated undistributed net realized gain (loss) on investments	58,275
Net unrealized appreciation (depreciation) on investments	(210,924)

Net assets	$8,589,788

Class B
Net asset value, offering and redemption price per share, $8,589,788 / 873,493 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.83

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($129,022 of dividend income received from affiliates)	$209,605
Interest	86

Total income	209,691

EXPENSES
Custodian fees	89,100
Professional fees	47,173
Administrative fees	39,857
Distribution fees – Class B	17,335
Offering costs	14,593
Investment management fees	10,401
Printing and mailing expenses	1,561
Trustees’ fees	351
Miscellaneous	951

Gross expenses	221,322
Less: Waiver from investment manager	(50,258)
Reimbursement from investment manager	(125,993)

Net expenses	45,071

NET INVESTMENT INCOME (LOSS)	164,620

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(1,835) of realized gain (loss) from affiliates)	(3,541)
Net distributions of realized gain received from Underlying Portfolios ($95,377 received from affiliates)	107,374

Net realized gain (loss)	103,833

Net change in unrealized appreciation (depreciation) on investments ($(28,487) of change in unrealized appreciation (depreciation) from affiliates)	(144,614)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(40,781)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$123,839

See Notes to Financial Statements.

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CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$164,620	$37,266
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	103,833	29,097
Net change in unrealized appreciation (depreciation) on investments	(144,614)	(66,310)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	123,839	53

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(207,908)	(49,729)
Distributions from net realized capital gains
Class B	(10,440)	(13,671)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(218,348)	(63,400)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 617,516 and 400,000 shares, respectively ]	6,238,426	4,000,000
Capital shares issued in reinvestment of dividends and distributions [ 22,059 and 6,484 shares, respectively ]	218,348	63,400
Capital shares repurchased [ (172,566) and 0 shares, respectively ]	(1,772,530)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,684,244	4,063,400

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,589,735	4,000,053
NET ASSETS:
Beginning of period	4,000,053	—

End of period (a)	$8,589,788	$4,000,053

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$14,854	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.24	0.09
Net realized and unrealized gain (loss) on investments	0.01 †	(0.10)

Total from investment operations	0.25	(0.01)

Less distributions:
Dividends from net investment income	(0.25)	(0.12)
Distributions from net realized gains	(0.01)	(0.03)

Total dividends and distributions	(0.26)	(0.15)

Net asset value, end of period	$9.83	$9.84

Total return (b)	2.51%	(0.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,590	$4,000
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.19%	3.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.37%	5.53	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.17)%	2.33	%(l)
Portfolio turnover rate (z)^	26%	14%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MULTI-SECTOR BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	2.39%	3.74%	1.76%
Portfolio – Class B Shares	2.39	3.68	1.61
Portfolio – Class K Shares*	2.92	N/A	2.56
Barclays U.S. Intermediate Government/Credit Bond Index	3.13	3.54	4.10
* Date of inception 8/26/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

On April 21, 2014, the Multimanager Multi-Sector Bond Portfolio was converted into the CharterSM Multi-Sector Bond Portfolio. Prior to April 21, 2014, the Portfolio invested directly in securities, rather than pursuing a “Fund of Funds” strategy.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 2.39% for the year ended December 31, 2014. The Portfolio’s benchmark, the Barclays U.S. Intermediate Government/Credit Bond Index, returned 3.13% over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	All three underlying portfolios provided positive returns for 2014.

•	High Yield sector exposure, obtained through the EQ/High Yield Bond Portfolio, underperformed the Portfolio benchmark.

•	EQ/Quality Bond PLUS provided the highest return of the underlying portfolios as well as outperforming its benchmark.

•	Intermediate Government rates underperformed investment grade credit, even with a rally in rates during the fourth quarter.

Underlying Portfolio Characteristics
As of December 31, 2014
Weighted Average Life (Years)	4.46
Weighted Average Coupon (%)	3.23
Weighted Average Modified Duration (Years)*	3.95
Weighted Average Rating**	A	+

*   Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/Core Bond Index Portfolio	65.9%
EQ/Quality Bond PLUS Portfolio	21.9
EQ/High Yield Bond Portfolio	12.2

CHARTERSM MULTI-SECTOR BOND PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class A
Actual	$1,000.00	$1,000.52	$3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.10	3.14
Class B
Actual	1,000.00	1,000.44	3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.10	3.14
Class K
Actual	1,000.00	1,000.62	1.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.31	1.92

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.62%, 0.62% and 0.38%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	15,846,995	$158,026,617
EQ/High Yield Bond Portfolio‡	2,972,972	29,333,803
EQ/Quality Bond PLUS Portfolio‡	6,152,603	52,519,644

Total Investments (100.0%) (Cost $241,001,915)		239,880,064
Other Assets Less Liabilities (0.0%)		(28,854)

Net Assets (100%)		$239,851,210

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio (aa)	$—	$4,305,885	$11,272,501	$158,026,617	$2,485,430	$98,268
EQ/High Yield Bond Portfolio (bb)	—	1,516,711	1,611,525	29,333,803	1,245,523	23,994
EQ/Quality Bond PLUS Portfolio (cc)	—	1,186,870	3,685,957	52,519,644	666,741	36,329

	$—	$7,009,466	$16,569,983	$239,880,064	$4,397,694	$158,591

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(aa)	On April 21, 2014 the Portfolio purchased in-kind shares of Class K of the EQ/Core Bond Index Portfolio in the amount of $165,054,782, representing 16,545,151 shares of the EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.
(bb)	On April 21, 2014 the Portfolio purchased in-kind shares of Class K of the EQ/High Yield Bond Portfolio in the amount of $30,890,166, representing 2,974,905 shares of the EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.
(cc)	On April 21, 2014 the Portfolio purchased in-kind shares of Class K of the EQ/Quality Bond PLUS Portfolio in the amount of $54,617,485, representing 6,448,041 shares of the EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above.

Options Written:

Options written for the year ended December 31, 2014 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2014	147	$15,876
Options Written	180	44,250
Options Terminated in Closing Purchase Transactions	(327)	(60,126)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - December 31, 2014	—	$—

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$239,880,064	$—	$239,880,064

Total Assets	$—	$239,880,064	$—	$239,880,064

Total Liabilities	$—	$—	$—	$—

Total	$—	$239,880,064	$—	$239,880,064

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Total
Interest rate contracts	$53,613	$(289,680)	$—	$(236,067)
Foreign exchange contracts	—	—	(370,663)	(370,663)

Total	$53,613	$(289,680)	$(370,663)	$(606,730)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Total
Interest rate contracts	$4,577	$(165,848)	$—	$(161,271)
Foreign exchange contracts	—	—	(190,376)	(190,376)

Total	$4,577	$(165,848)	$(190,376)	$(351,647)

^ Prior to conversion, the Portfolio held options, forward foreign currency and futures contracts as a substitute for investing in conventional securities, for hedging purposes, and in an attempt to enhance returns.

Prior to conversion, the Portfolio held forward foreign currency contracts with an average settlement value of approximately $22,515,000 for five months during the year ended December 31, 2014. The Portfolio held futures contracts with an average notional balance of approximately $16,508,000 for four months during the year ended December 31, 2014. The Portfolio held options contracts with an average notional balance of approximately $30,000 for four months during the year ended December 31, 2014.

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$198,959,005
Long-term U.S. government debt securities	61,657,768

$260,616,773

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$234,170,670
Long-term U.S. government debt securities	67,781,588

$301,952,258

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$401,072
Aggregate gross unrealized depreciation	(1,523,759)

Net unrealized depreciation	$(1,122,687)

Federal income tax cost of investments	$241,002,751

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $241,001,915)	$239,880,064
Cash	209,130
Receivable from Separate Accounts for Trust shares sold	64,312
Receivable for securities sold	15,945
Dividends, interest and other receivables	13
Other assets	1,004

Total assets	240,170,468

LIABILITIES
Investment management fees payable	67,884
Payable to Separate Accounts for Trust shares redeemed	54,365
Distribution fees payable – Class A	35,846
Administrative fees payable	30,645
Distribution fees payable – Class B	11,464
Trustees’ fees payable	3,629
Accrued expenses	115,425

Total liabilities	319,258

NET ASSETS	$239,851,210

Net assets were comprised of:
Paid in capital	$751,668,450
Accumulated undistributed net investment income (loss)	(751)
Accumulated undistributed net realized gain (loss) on investments, options written, futures and foreign currency transactions	(510,694,638)
Net unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	(1,121,851)

Net assets	$239,851,210

Class A
Net asset value, offering and redemption price per share, $168,386,314 / 43,814,124 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.84

Class B
Net asset value, offering and redemption price per share, $53,941,967 / 14,080,426 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.83

Class K
Net asset value, offering and redemption price per share, $17,522,929 / 4,546,863 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.85

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Interest	$4,407,855
Dividends ($4,397,694 of dividend income received from affiliates)	4,403,630

Total income	8,811,485

EXPENSES
Investment management fees	1,059,713
Administrative fees	500,987
Distribution fees – Class A	438,411
Distribution fees – Class B	138,181
Printing and mailing expenses	136,967
Professional fees	125,601
Custodian fees	67,300
Interest expense	1,817
Miscellaneous	11,976

Gross expenses	2,480,953
Less: Waiver from investment manager	(50,293)

Net expenses	2,430,660

NET INVESTMENT INCOME (LOSS)	6,380,825

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on: Investments ($147,468 of realized gain (loss) from affiliates)	11,092,944
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	11,123
Futures	(289,680)
Foreign currency transactions	(464,101)
Options written	57,708

Net realized gain (loss)	10,407,994

Change in unrealized appreciation (depreciation) on:
Investments ($(1,121,851) of change in unrealized appreciation (depreciation) from affiliates)	(6,587,233)
Futures	(165,848)
Foreign currency translations	(188,109)
Options written	(1,176)

Net change in unrealized appreciation (depreciation)	(6,942,366)

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,465,628

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,846,453

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,380,825	$18,487,502
Net realized gain (loss) on investments, securities sold short, options written, futures, foreign currency transactions and net distributions of realized gain received from Underlying Portfolios	10,407,994	17,819,811
Net change in unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	(6,942,366)	(48,658,835)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,846,453	(12,351,522)

DIVIDENDS :
Dividends from net investment income
Class A	(4,364,312)	(6,570,227)
Class B	(1,396,700)	(2,005,472)
Class K	(502,993)	(9,476,067)

TOTAL DIVIDENDS :	(6,264,005)	(18,051,766)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,004,857 and 2,937,580 shares, respectively ]	7,856,014	11,797,041
Capital shares issued in reinvestment of dividends [ 1,136,694 and 1,698,180 shares, respectively ]	4,364,312	6,570,227
Capital shares repurchased [ (6,233,559) and (9,042,316) shares, respectively ]	(24,441,819)	(36,227,205)
Capital shares repurchased in-kind (Note 10)[ 0 and (422,458) shares, respectively ]	—	(1,685,051)

Total Class A transactions	(12,221,493)	(19,544,988)

Class B
Capital shares sold [ 1,554,344 and 10,817,124 shares, respectively ]	6,067,726	43,481,906
Capital shares issued in reinvestment of dividends [ 364,934 and 520,008 shares, respectively ]	1,396,700	2,005,472
Capital shares repurchased [ (2,233,861) and (26,648,847) shares, respectively ]	(8,730,772)	(106,868,896)
Capital shares repurchased in-kind (Note 10)[ 0 and (154,652,801) shares, respectively ]	—	(614,002,054)

Total Class B transactions	(1,266,346)	(675,383,572)

Class K
Capital shares sold [ 6,991,348 and 12,220,139 shares, respectively ]	27,030,628	49,298,698
Capital shares issued in reinvestment of dividends [ 130,665 and 2,449,751 shares, respectively ]	502,993	9,476,067
Capital shares repurchased [ (8,657,649) and (10,209,577) shares, respectively ]	(33,675,724)	(41,004,874)
Capital shares repurchased in-kind (Note 10)[ (56,954,613) and (2) shares, respectively ]	(223,038,414)	(7)

Total Class K transactions	(229,180,517)	17,769,884

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(242,668,356)	(677,158,676)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(239,085,908)	(707,561,964)
NET ASSETS:
Beginning of year	478,937,118	1,186,499,082

End of year (a)	$239,851,210	$478,937,118

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(751)	$9,209

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2014		2013	2012	2011	2010
Net asset value, beginning of year	$3.85		$4.04	$3.92	$3.88	$3.74

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.08	0.09	0.11	0.13
Net realized and unrealized gain (loss) on investments, In-kind transactions, securities sold short, options written, futures and foreign currency transactions	0.01		(0.13)	0.12	0.10	0.12

Total from investment operations	0.09		(0.05)	0.21	0.21	0.25

Less distributions:
Dividends from net investment income	(0.10)		(0.14)	(0.09)	(0.17)	(0.11)

Net asset value, end of year	$3.84		$3.85	$4.04	$3.92	$3.88

Total return	2.39%		(1.14)%	5.49%	5.35%	6.79%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$168,386		$180,754	$208,917	$217,288	$1,731,954
Ratio of expenses to average net assets:
After waivers	0.77	%(f)(j)	1.00%	0.98%	0.69%	0.70%
Before waivers	0.79	%(f)	1.00%	0.98%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers	1.93	%(f)(x)	2.03%	2.25%	2.67%	3.20%
Before waivers	1.92	%(f)(x)	2.03%	2.25%	2.67%	3.20%
Portfolio turnover rate^	81	%(h)	189%	204%	186%	261%

	Year Ended December 31,
Class B	2014		2013	2012	2011	2010
Net asset value, beginning of year	$3.84		$4.02	$3.91	$3.87	$3.72

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.08	0.09	0.10	0.12
Net realized and unrealized gain (loss) on investments, In-kind transactions, securities sold short, options written, futures and foreign currency transactions	0.01		(0.12)	0.11	0.10	0.13

Total from investment operations	0.09		(0.04)	0.20	0.20	0.25

Less distributions:
Dividends from net investment income	(0.10)		(0.14)	(0.09)	(0.16)	(0.10)

Net asset value, end of year	$3.83		$3.84	$4.02	$3.91	$3.87

Total return	2.39%		(0.92)%	5.23%	5.08%	6.82%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$53,942		$55,294	$741,031	$706,955	$716,263
Ratio of expenses to average net assets:
After waivers	0.77	%(f)(j)	1.00%	0.98%	0.94%	0.95	%(c)
Before waivers	0.79	%(f)	1.00%	0.98%	0.94%	0.95	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers	1.94	%(f)(x)	2.04%	2.25%	2.48%	2.99%
Before waivers	1.93	%(f)(x)	2.04%	2.25%	2.48%	2.99%
Portfolio turnover rate^	81	%(h)	189%	204%	186%	261%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K	2014		2013	2012
Net asset value, beginning of period	$3.85		$4.04	$3.92	$4.05

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.09	0.10	0.04
Net realized and unrealized gain (loss) on investments, In-kind transactions, securities sold short, options written, futures and foreign currency transactions	0.02		(0.12)	0.13	—

Total from investment operations	0.11		(0.03)	0.23	0.04

Less distributions:
Dividends from net investment income	(0.11)		(0.16)	(0.11)	(0.17)

Net asset value, end of period	$3.85		$3.85	$4.04	$3.92

Total return (b)	2.92%		(0.88)%	5.75%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,523		$242,889	$236,550	$770,640
Ratio of expenses to average net assets:
After waivers (a)	0.74	%(f)(j)	0.75%	0.73%	0.69%
Before waivers (a)	0.76	%(f)	0.75%	0.73%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.22	%(f)(x)	2.28%	2.53%	2.90%
Before waivers (a)	2.20	%(f)(x)	2.28%	2.53%	2.90%
Portfolio turnover rate^	81	%(h)	189%	204%	186%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(h)	Change in investments strategy resulted in lower portfolio turnover.
(j)	Including direct and indirect expenses, the net expense after waivers would be 1.31% for Class A, 1.31% for Class B and 1.28% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

CHARTERSM REAL ASSETS PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	0.09%	(2.39)%
Barclays World Government Inflation-Linked Bond Index	9.04	5.23
30% Barclays World Government Inflation-Linked Bond Index/70% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	2.68	1.60
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 0.09% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: Barclays World Government Inflation-Linked Bond Index, and 30% Barclays World Government Inflation-Linked Bond Index/70% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 9.04% and 2.68%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 30.7% fixed income investments and 69.3% non-traditional (alternative) investments.

•

The Portfolio’s positive returns from equities and fixed income were negated by steep declines in commodities, driven by a sharp decline in oil prices. A drop in precious metals also detracted from the Portfolio’s returns. Against this backdrop, this diversified portfolio of real assets underperformed its benchmark of inflation-linked bonds.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/PIMCO Global Real Return Portfolio	26.0%
EQ/Real Estate PLUS Portfolio	12.3
PowerShares DB G10 Currency Harvest Fund	9.3
iShares® Global Infrastructure ETF	9.2
PowerShares DB Gold Fund	5.9
Vanguard Short-Term Inflation-Protected Securities ETF	4.7
iShares® U.S. Oil & Gas Exploration & Production ETF	4.4
EQ/Energy ETF Portfolio	4.3
EQ/Natural Resources PLUS Portfolio	4.1
Van Eck Global Hard Assets Fund, Institutional Class	3.4
PowerShares DB Commodity Index Tracking Fund	3.0
Eaton Vance Diversified Currency Income Fund, Institutional Class	2.3
PowerShares DB Base Metals Fund	2.2
iShares® Emerging Markets Infrastructure ETF	2.2
iShares® MSCI Global Agriculture Producers ETF	1.9
PIMCO Commodity RealReturn Strategy Fund®, Institutional Class	1.9
Van Eck International Investors Gold Fund, Institutional Class	1.4
PowerShares DB Silver Fund	1.0
PowerShares DB Agriculture Fund	0.5

CHARTERSM REAL ASSETS PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$920.37	$3.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Eaton Vance Diversified Currency Income Fund, Institutional Class	11,066	$108,885
EQ/Energy ETF Portfolio‡	24,584	203,931
EQ/Natural Resources PLUS Portfolio‡	22,218	194,908
EQ/PIMCO Global Real Return Portfolio‡	127,862	1,236,395
EQ/Real Estate PLUS Portfolio‡	55,996	585,548
iShares® Emerging Markets Infrastructure ETF	3,180	103,159
iShares® Global Infrastructure ETF	10,400	438,360
iShares® MSCI Global Agriculture Producers ETF	3,460	91,863
iShares® U.S. Oil & Gas Exploration & Production ETF	2,900	207,176
PIMCO Commodity RealReturn Strategy Fund®, Institutional Class	19,683	88,178
PowerShares DB Agriculture Fund*	1,040	25,886
PowerShares DB Base Metals Fund*	6,550	104,145
PowerShares DB Commodity Index Tracking Fund*	7,750	142,987

PowerShares DB G10 Currency Harvest Fund*	17,230	$440,055
PowerShares DB Gold Fund*	7,210	282,127
PowerShares DB Silver Fund*	1,960	49,531
Van Eck Global Hard Assets Fund, Institutional Class	3,991	160,890
Van Eck International Investors Gold Fund, Institutional Class*	6,815	67,808
Vanguard Short-Term Inflation-Protected Securities ETF	4,670	225,281

Total Investments (100.0%) (Cost $5,013,475)		4,757,113
Other Assets Less Liabilities (0.0%)		410

Net Assets (100%)		$4,757,523

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Energy ETF Portfolio	$203,417	$86,315	$50,879	$203,931	$3,781	$1,562
EQ/Natural Resources PLUS Portfolio	207,723	67,894	51,414	194,908	3,375	2,744
EQ/PIMCO Global Real Return Portfolio	982,396	477,184	247,969	1,236,395	59,827	3,485
EQ/Real Estate PLUS Portfolio	449,258	191,015	93,912	585,548	34,797	7,175

	$1,842,794	$822,408	$444,174	$2,220,782	$101,780	$14,966

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,110,570	$—	$—	$2,110,570
Investment Companies	425,761	2,220,782	—	2,646,543

Total Assets	$2,536,331	$2,220,782	$—	$4,757,113

Total Liabilities	$—	$—	$—	$—

Total	$2,536,331	$2,220,782	$—	$4,757,113

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,650,133
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$618,483

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,019
Aggregate gross unrealized depreciation	(244,224)

Net unrealized depreciation	$(206,205)

Federal income tax cost of investments	$4,963,318

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,287,571)	$2,220,782
Unaffiliated Issuers (Cost $2,725,904)	2,536,331
Cash	44,585
Receivable from investment manager	7,688
Receivable for securities sold	34
Dividends, interest and other receivables	6
Other assets	17

Total assets	4,809,443

LIABILITIES
Distribution fees payable – Class B	987
Trustees’ fees payable	106
Payable to Separate Accounts for Trust shares redeemed	29
Accrued expenses	50,798

Total liabilities	51,920

NET ASSETS	$4,757,523

Net assets were comprised of:
Paid in capital	$5,015,968
Accumulated undistributed net investment income (loss)	5,646
Accumulated undistributed net realized gain (loss) on investments	(7,729)
Net unrealized appreciation (depreciation) on investments	(256,362)

Net assets	$4,757,523

Class B
Net asset value, offering and redemption price per share, $4,757,523 / 508,280 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.36

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($101,780 of dividend income received from affiliates)	$127,732
Interest	128

Total income	127,860

EXPENSES
Custodian fees	48,600
Professional fees	47,106
Administrative fees	37,261
Offering costs	14,593
Distribution fees – Class B	10,799
Investment management fees	6,479
Printing and mailing expenses	946
Trustees’ fees	223
Miscellaneous	938

Gross expenses	166,945
Less: Waiver from investment manager	(43,740)
Reimbursement from investment manager	(95,130)

Net expenses	28,075

NET INVESTMENT INCOME (LOSS)	99,785

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($6,157 of realized gain (loss) from affiliates)	7,179
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	8,809

Net realized gain (loss)	15,988

Net change in unrealized appreciation (depreciation) on investments ($(246) of change in unrealized appreciation (depreciation) from affiliates)	(135,617)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(119,629)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,844)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$99,785	$22,747
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	15,988	(15,600)
Net change in unrealized appreciation (depreciation) on investments	(135,617)	(120,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,844)	(113,598)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(123,441)	(29,039)
Return of capital
Class B	—	(15,321)

TOTAL DIVIDENDS AND DISTRIBUTIONS:	(123,441)	(44,360)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 119,809 and 400,000 shares, respectively ]	1,181,269	4,000,000
Capital shares issued in reinvestment of dividends and distributions [ 13,149 and 4,650 shares, respectively ]	123,441	44,360
Capital shares repurchased [ (29,328) and 0 shares, respectively ]	(290,304)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,014,406	4,044,360

TOTAL INCREASE (DECREASE) IN NET ASSETS	871,121	3,886,402
NET ASSETS:
Beginning of period	3,886,402	—

End of period (a)	$4,757,523	$3,886,402

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,646	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.60	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23	0.06
Net realized and unrealized gain (loss) on investments	(0.22)	(0.35)

Total from investment operations	0.01	(0.29)

Less distributions:
Dividends from net investment income	(0.25)	(0.07)
Return of capital	—	(0.04)

Total dividends and distributions	(0.25)	(0.11)

Net asset value, end of period	$9.36	$9.60

Total return (b)	0.09%	(2.88)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,758	$3,886
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.87%	3.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.31%	3.44	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.90)%	0.17	%(l)
Portfolio turnover rate (z)^	14%	15%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM SMALL CAP GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares*	(2.67)%	11.62%	5.24%
Portfolio – Class B Shares	(2.61)	11.51	5.14
Portfolio – Class K Shares	(6.84)+	N/A	N/A
Russell 2000® Growth Index	5.60	16.80	8.54
Volatility Managed Index – Small Cap Growth 2000†	5.11	15.05	9.15

†    In 2014, the Investment Manager revised the Portfolio’s benchmark indices to exclude the Volatility Managed Index – Small Cap Growth 2000. Accordingly, the Volatility Managed Index – Small Cap Growth 2000 is no longer a benchmark of the Portfolio.

*    Date of inception 1/22/08. Returns for Class A shares prior to this period are derived from the historical performance of Class B shares which reflect the effect of 12b-1 fees applicable to Class B shares. Class A shares were not subject to 12b-1 fees prior to January 1, 2012.

+    Return is for the period January 1, 2014 to April 17, 2014, which is not annualized.

      Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

On April 21, 2014, the Multimanager Small Cap Growth Portfolio was converted into the Charter Small Cap Growth Portfolio. Prior to April 21, 2014, the Portfolio invested directly in securities, rather than pursuing a “Fund of Funds” strategy.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (2.61)% for the year ended December 31, 2014. The Portfolio’s benchmarks, the Russell 2000® Growth Index and the Volatility Managed Index - Small Cap Growth 2000, returned 5.60% and 5.11%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	Outperformance in the AXA/Lord Abbett Micro Cap Portfolio relative to its primary benchmark and this Portfolio’s primary benchmark helped overall Portfolio performance.

•	Sector and stock selection detracted in the AXA/Morgan Stanley Small Cap Growth Portfolio, with stock selection driving most of the underperformance.

•	An underweight to the Energy Sector in the AXA/Lord Abbett Micro Cap and AXA/Morgan Stanley Small Cap Growth Portfolios added to performance.

•	Stock selection within Information Technology for the AXA/Morgan Stanley Small Cap Growth Portfolio detracted from performance.

•	Health Care sector stock selection was a large and positive contributor to performance in the AXA/Lord Abbett Micro Cap Portfolio.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
AXA/Morgan Stanley Small Cap Growth Portfolio	71.4%
AXA/Lord Abbett Micro Cap Portfolio	28.6

CHARTERSM SMALL CAP GROWTH PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class A
Actual	$1,000.00	$1,020.34	$2.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.42	2.82
Class B
Actual	1,000.00	1,019.66	2.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.42	2.82

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.55% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Lord Abbett Micro Cap Portfolio*‡	2,575,034	$27,740,835
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	6,873,116	69,259,218

Total Investments (99.9%) (Cost $81,587,469)		97,000,053
Other Assets Less Liabilities (0.1%)		81,622

Net Assets (100%)		$97,081,675

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA/Lord Abbett Micro Cap Portfolio (aa)	$—	$3,795,799	$5,464,391	$27,740,835	$—	$93,455
AXA/Morgan Stanley Small Cap Growth Portfolio (aa)	—	695,423	5,813,387	69,259,218	—	2,959,779

	$—	$4,491,222	$11,277,778	$97,000,053	$—	$3,053,234

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(aa)	Refer to Note 10.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$97,000,053	$—	$97,000,053

Total Assets	$—	$97,000,053	$—	$97,000,053

Total Liabilities	$—	$—	$—	$—

Total	$—	$97,000,053	$—	$97,000,053

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures
Equity contracts	$2,502,703

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures
Equity contracts	$(3,909,454)

^ Prior to conversion, the Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Prior to conversion, the Portfolio held futures contracts with an average notional balance of approximately $72,280,000 for four months during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$159,693,344
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$177,382,257

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,406,763
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$15,406,763

Federal income tax cost of investments	$81,593,290

For the year ended December 31, 2014, the Portfolio incurred approximately $177 as brokerage commissions with Citation Financial Group and $47 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $81,587,469)	$97,000,053
Cash	148,068
Receivable for securities sold	18,707
Receivable from Separate Accounts for Trust shares sold	16,340
Receivable from investment manager	13,903
Dividends, interest and other receivables	11
Other assets	874

Total assets	97,197,956

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	25,912
Distribution fees payable – Class B	20,140
Trustees’ fees payable	1,288
Distribution fees payable – Class A	85
Accrued expenses	68,856

Total liabilities	116,281

NET ASSETS	$97,081,675

Net assets were comprised of:
Paid in capital	$85,710,311
Accumulated undistributed net investment income (loss)	(2,047)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(4,039,173)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	15,412,584

Net assets	$97,081,675

Class A
Net asset value, offering and redemption price per share, $402,633 / 33,442 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.04

Class B
Net asset value, offering and redemption price per share, $96,679,042 / 8,103,260 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.93

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends (net of $5,451 foreign withholding tax)	$466,428
Interest	23,542

Total income	489,970

EXPENSES
Investment management fees	1,176,554
Administrative fees	314,522
Distribution fees – Class B	249,799
Custodian fees	92,000
Professional fees	91,058
Printing and mailing expenses	69,449
Trustees’ fees	5,079
Distribution fees – Class A	931
Miscellaneous	11,313

Gross expenses	2,010,705
Less: Waiver from investment manager	(172,317)

Net expenses	1,838,388

NET INVESTMENT INCOME (LOSS)	(1,348,418)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($39,945,033 of realized gain (loss) from affiliates)	74,898,819
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	2,153,638
Futures	2,502,703
Foreign currency transactions	(4,329)

Net realized gain (loss)	79,550,831

Change in unrealized appreciation (depreciation) on:
Investments ($15,412,584 of change in unrealized appreciation (depreciation) from affiliates)	(98,652,412)
Futures	(3,909,454)
Foreign currency translations	(28)

Net change in unrealized appreciation (depreciation)	(102,561,894)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(23,011,063)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,359,481)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,348,418)	$(3,275,866)
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from Underlying Portfolios	79,550,831	123,050,790
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(102,561,894)	74,096,113

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,359,481)	193,871,037

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 28,669 and 21,619 shares, respectively ]	339,617	238,323
Capital shares repurchased [ (22,428) and (9,622) shares, respectively ]	(257,682)	(100,610)

Total Class A transactions	81,935	137,713

Class B
Capital shares sold [ 917,937 and 3,380,826 shares, respectively ]	10,716,802	33,799,422
Capital shares repurchased [ (2,018,294) and (4,870,851) shares, respectively ]	(23,214,756)	(47,264,864)
Capital shares repurchased in-kind (Note 10)[ 0 and (20,156,885) shares, respectively ]	—	(212,972,365)

Total Class B transactions	(12,497,954)	(226,437,807)

Class K
Capital shares sold [ 1,980 and 104,038 shares, respectively ]	23,447	1,079,227
Capital shares repurchased [ (973,305) and (3,154,869) shares, respectively ]	(12,263,751)	(33,552,801)
Capital shares repurchased in-kind (Note 10)[ (24,629,622) and (11) shares, respectively ]	(285,260,921)	(113)

Total Class K transactions	(297,501,225)	(32,473,687)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(309,917,244)	(258,773,781)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(334,276,725)	(64,902,744)
NET ASSETS:
Beginning of year	431,358,400	496,261,144

End of year (a)	$97,081,675	$431,358,400

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,047)	$266,126

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2014		2013	2012	2011		2010
Net asset value, beginning of year	$12.37		$8.37	$7.51	$8.88		$6.95

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.08)		(0.08)	(0.04)	(0.06)		(0.03)
Net realized and unrealized gain (loss) on investments, In-kind transactions, futures and foreign currency transactions	(0.25)		4.08	0.90	(1.31)		1.96

Total from investment operations	(0.33)		4.00	0.86	(1.37)		1.93

Net asset value, end of year	$12.04		$12.37	$8.37	$7.51		$8.88

Total return	(2.67)%		47.79%	11.45%	(15.43)%		27.77%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$403		$336	$127	$66		$391,893
Ratio of expenses to average net assets:
After waivers and reimbursements	0.84	%(f)(j)	1.30%	1.30%	1.02%		1.04%
After waivers, reimbursements and fees paid indirectly	0.84	%(f)(j)	1.27%	1.30%	1.00%		1.03%
Before waivers, reimbursements and fees paid indirectly	1.00	%(f)	1.32%	1.30%	1.03%		1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	(0.72	)%(f)(x)	(0.83)%	(0.51)%	(0.69)%		(0.47)%
After waivers, reimbursements and fees paid indirectly	(0.72	)%(f)(x)	(0.80)%	(0.51)%	(0.67)%		(0.46)%
Before waivers, reimbursements and fees paid indirectly	(0.87	)%(f)(x)	(0.85)%	(0.51)%	(0.70)%		(0.47)%
Portfolio turnover rate^	93%		85%	58%	137	%(s)	44%

	Year Ended December 31,
Class B	2014		2013	2012	2011		2010
Net asset value, beginning of year	$12.25		$8.29	$7.44	$8.83		$6.92

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.08)		(0.08)	(0.04)	(0.07)		(0.05)
Net realized and unrealized gain (loss) on investments, In-kind transactions, futures and foreign currency transactions	(0.24)		4.04	0.89	(1.32)		1.96

Total from investment operations	(0.32)		3.96	0.85	(1.39)		1.91

Net asset value, end of year	$11.93		$12.25	$8.29	$7.44		$8.83

Total return	(2.61)%		47.77%	11.42%	(15.74)%		27.60%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$96,679		$112,748	$255,737	$256,026		$344,710
Ratio of expenses to average net assets:
After waivers and reimbursements	0.85	%(f)(j)	1.30%	1.30%	1.27	%(c)	1.29%
After waivers, reimbursements and fees paid indirectly	0.85	%(f)(j)	1.27%	1.30%	1.25%		1.28	%(c)
Before waivers, reimbursements and fees paid indirectly	1.00	%(f)	1.32%	1.30%	1.28%		1.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	(0.72	)%(f)(x)	(0.85)%	(0.54)%	(0.86)%		(0.71)%
After waivers, reimbursements and fees paid indirectly	(0.72	)%(f)(x)	(0.84)%	(0.54)%	(0.84)%		(0.71)%
Before waivers, reimbursements and fees paid indirectly	(0.88	)%(f)(x)	(0.86)%	(0.54)%	(0.87)%		(0.72)%
Portfolio turnover rate^	93%		85%	58%	137	%(s)	44%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	January 1, 2014 to April 17, 2014+	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$12.43	$8.39	$7.51	$7.40

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	(0.06)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments, In-kind transactions, futures and foreign currency transactions	(0.83)	4.10	0.90	0.12

Total from investment operations	(0.85)	4.04	0.88	0.11

Net asset value, end of period	$11.58	$12.43	$8.39	$7.51

Total return (b)	(6.84)%	48.15%	11.72%	1.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$318,274	$240,397	$293,821
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.06%	1.05%	1.05%	1.04%
After waivers, reimbursements and fees paid indirectly (a)	1.06%	1.02%	1.05%	1.02%
Before waivers, reimbursements and fees paid indirectly (a)	1.08%	1.07%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.67)%	(0.59)%	(0.29)%	(0.42)%
After waivers, reimbursements and fees paid indirectly (a)	(0.67)%	(0.57)%	(0.29)%	(0.40)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.69)%	(0.61)%	(0.30)%	(0.42)%
Portfolio turnover rate^	93%	85%	58%	137	%(s)
*	Commencement of Operations
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.86% for Class B and the net expense ratio after waivers, reimbursements and fees paid indirectly would be 1.85% for Class A and 1.86% for Class B.
(s)	Higher rate than normal due to advisor changes during the year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

CHARTERSM SMALL CAP VALUE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	(5.09)%	12.50%	4.61%
Portfolio – Class B Shares	(5.08)	12.38	4.43
Portfolio – Class K Shares	(1.11)+	N/A	N/A
Russell 2000® Value Index	4.22	14.26	6.89
Volatility Managed Index – Small Cap Value 2000†	4.42	13.79	8.30

†    In 2014, the Investment Manager revised the Portfolio’s benchmark indices to exclude the Volatility Managed Index – Small Cap Value 2000. Accordingly, the Volatility Managed Index – Small Cap Value 2000 is no longer a benchmark of the Portfolio.

+    Return is for the period January 1, 2014 to April 17, 2014, which is not annualized.

      Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

On April 21, 2014, the Multimanager Small Cap Value Portfolio was converted into the Charter Small Cap Value Portfolio. Prior to April 21, 2014, the Portfolio invested directly in securities, rather than pursuing a “Fund of Funds” strategy.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (5.08)% for the year ended December 31, 2014. The Portfolio’s benchmarks, the Russell 2000® Value Index and the Volatility Managed Index -Small Cap Value 2000, returned 4.22% and 4.42%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	Energy sector stock selection and an underweight to the sector helped performance within the AXA/Horizon Small Cap Value Portfolio.

•	Stock selection in Consumer Discretionary, Financials and Industrials sector detracted from performance for both the AXA/Horizon Small Cap Value and the AXA/Pacific Global Small Cap Value Portfolios.

•	An underweight to the Materials sector was a positive contributor to performance in the AXA/Pacific Global Small Cap Value Portfolio.

•	An overweight to Energy in the AXA/Pacific Global Small Cap Value Portfolio detracted from performance.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
AXA/Horizon Small Cap Value Portfolio	51.5%
AXA/Pacific Global Small Cap Value Portfolio	48.5

CHARTERSM SMALL CAP VALUE PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class A
Actual	$1,000.00	$919.56	$2.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.37	2.86
Class B
Actual	1,000.00	919.61	2.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.38	2.85

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.56% and 0.56%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA/Horizon Small Cap Value Portfolio‡	9,572,503	$93,716,537
AXA/Pacific Global Small Cap Value Portfolio‡	9,838,512	88,225,435

Total Investments (100.0%) (Cost $147,266,734)		181,941,972
Other Assets Less Liabilities (0.0%)		47,647

Net Assets (100%)		$181,989,619

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA/Horizon Small Cap Value Portfolio (aa)	$—	$4,770,520	$5,973,692	$93,716,537	$385,194	$3,921,670
AXA/Pacific Global Small Cap Value Portfolio (aa)	—	2,534,003	6,039,040	88,225,435	131,448	3,658,153

	$—	$7,304,523	$12,012,732	$181,941,972	$516,642	$7,579,823

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(aa)	Refer to Note 10.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$181,941,972	$—	$181,941,972

Total Assets	$—	$181,941,972	$—	$181,941,972

Total Liabilities	$—	$—	$—	$—

Total	$—	$181,941,972	$—	$181,941,972

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures
Equity contracts	$4,111,170

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures
Equity contracts	$(2,991,722)

^ Prior to conversion, the Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Prior to conversion, the Portfolio held futures contracts with an average notional balance of approximately $44,190,000 for four months during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$139,383,333
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$101,391,745

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,669,739
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$34,669,739

Federal income tax cost of investments	$147,272,233

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $147,266,734)	$181,941,972
Cash	126,951
Receivable from Separate Accounts for Trust shares sold	41,413
Receivable for securities sold	25,202
Dividends, interest and other receivables	8
Other assets	674

Total assets	182,136,220

LIABILITIES
Distribution fees payable – Class B	35,253
Payable to Separate Accounts for Trust shares redeemed	14,317
Trustees’ fees payable	13,013
Distribution fees payable – Class A	3,050
Administrative fees payable	2,414
Accrued expenses	78,554

Total liabilities	146,601

NET ASSETS	$181,989,619

Net assets were comprised of:
Paid in capital	$417,998,852
Accumulated undistributed net investment income (loss)	(4,110)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(270,680,361)
Net unrealized appreciation (depreciation) on investments and futures	34,675,238

Net assets	$181,989,619

Class A
Net asset value, offering and redemption price per share, $14,495,923 / 946,388 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.32

Class B
Net asset value, offering and redemption price per share, $167,493,696 / 10,927,812 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.33

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($516,642 of dividend income received from affiliates) (net of $1,643 foreign withholding tax)	$1,395,192
Interest	13,214

Total income	1,408,406

EXPENSES
Investment management fees	1,007,595
Distribution fees – Class B	450,970
Administrative fees	368,704
Professional fees	110,883
Printing and mailing expenses	104,858
Custodian fees	83,400
Distribution fees – Class A	39,824
Trustees’ fees	15,351
Miscellaneous	13,056

Gross expenses	2,194,641
Less: Waiver from investment manager	(170,187)

Net expenses	2,024,454

NET INVESTMENT INCOME (LOSS)	(616,048)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($29,813,600 of realized gain (loss) from affiliates)	49,012,149
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	4,561,863
Futures	4,111,170
Foreign currency transactions	(2)

Net realized gain (loss)	57,685,180

Change in unrealized appreciation (depreciation) on:
Investments ($34,675,238 of change in unrealized appreciation (depreciation) from affiliates)	(65,598,859)
Futures	(2,991,722)

Net change in unrealized appreciation (depreciation)	(68,590,581)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(10,905,401)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,521,449)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(616,048)	$1,510,399
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from Underlying Portfolios	57,685,180	182,823,967
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(68,590,581)	13,903,872

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,521,449)	198,238,238

DIVIDENDS:
Dividends from net investment income
Class A	(25,872)	(82,825)
Class B	(299,217)	(943,056)
Class K	—	(826,884)

TOTAL DIVIDENDS:	(325,089)	(1,852,765)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 37,761 and 92,142 shares, respectively ]	594,769	1,273,112
Capital shares issued in reinvestment of dividends [ 1,692 and 5,307 shares, respectively ]	25,872	82,825
Capital shares repurchased [ (151,515) and (141,881) shares, respectively ]	(2,381,967)	(1,990,171)
Capital shares repurchased in-kind (Note 10)[ 0 and 0# shares, respectively ]	—	(2)

Total Class A transactions	(1,761,326)	(634,236)

Class B
Capital shares sold [ 673,726 and 3,492,189 shares, respectively ]	10,606,380	46,490,489
Capital shares issued in reinvestment of dividends [ 19,555 and 60,398 shares, respectively ]	299,217	943,056
Capital shares repurchased [ (1,765,960) and (6,180,857) shares, respectively ]	(27,940,657)	(82,329,373)
Capital shares repurchased in-kind (Note 10)[ 0 and (31,923,931) shares, respectively ]	—	(455,552,580)

Total Class B transactions	(17,035,060)	(490,448,408)

Class K
Capital shares sold [ 676 and 23,307 shares, respectively ]	10,124	325,458
Capital shares issued in reinvestment of dividends [ 0 and 52,987 shares, respectively ]	—	826,884
Capital shares repurchased [ (184,987) and (1,543,823) shares, respectively ]	(2,903,382)	(22,386,767)
Capital shares repurchased in-kind (Note 10)[ (6,815,620) and (12) shares, respectively ]	(108,994,006)	(168)

Total Class K transactions	(111,887,264)	(21,234,593)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(130,683,650)	(512,317,237)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(142,530,188)	(315,931,764)
NET ASSETS:
Beginning of year	324,519,807	640,451,571

End of year (a)	$181,989,619	$324,519,807

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(4,110)	$1,089,770

# Number of shares is less than 0.5.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2014		2013	2012	2011		2010
Net asset value, beginning of year	$16.17		$11.40	$9.81	$10.79		$8.67

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05	)(x)	0.09	0.04	0.01		0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.77)		4.76	1.61	(0.96)		2.12

Total from investment operations	(0.82)		4.85	1.65	(0.95)		2.16

Less distributions:
Dividends from net investment income	(0.03)		(0.08)	(0.06)	(0.03)		(0.04)

Net asset value, end of year	$15.32		$16.17	$11.40	$9.81		$10.79

Total return	(5.09)%		42.56%	16.87%	(8.79)%		24.93%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$14,496		$17,119	$12,577	$11,573		$227,924
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.85	%(j)	1.30%	1.30%	1.02%		1.03%
After waivers, reimbursements and fees paid indirectly (f)	0.85	%(j)	1.30%	1.30%	1.01%		1.03%
Before waivers, reimbursements and fees paid indirectly (f)	0.93%		1.33%	1.30%	1.03%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	(0.31	)%(x)	0.62%	0.37%	0.12%		0.45%
After waivers, reimbursements and fees paid indirectly (f)	(0.31	)%(x)	0.62%	0.37%	0.12%		0.45%
Before waivers, reimbursements and fees paid indirectly (f)	(0.39	)%(x)	0.59%	0.37%	0.11%		0.44%
Portfolio turnover rate^	47%		17%	14%	63%		20%

	Year Ended December 31,
Class B	2014		2013	2012	2011		2010
Net asset value, beginning of year	$16.18		$11.41	$9.81	$10.79		$8.68

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05	)(x)	0.02	0.04	—	#	0.02
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.77)		4.83	1.62	(0.97)		2.10

Total from investment operations	(0.82)		4.85	1.66	(0.97)		2.12

Less distributions:
Dividends from net investment income	(0.03)		(0.08)	(0.06)	(0.01)		(0.01)

Net asset value, end of year	$15.33		$16.18	$11.41	$9.81		$10.79

Total return	(5.08)%		42.52%	16.97%	(9.01)%		24.48%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$167,494		$194,185	$531,314	$508,540		$645,864
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.85	%(j)	1.30%	1.30%	1.27%		1.28%
After waivers, reimbursements and fees paid indirectly (f)	0.85	%(j)	1.30%	1.30%	1.26	%(c)	1.28%
Before waivers, reimbursements and fees paid indirectly (f)	0.93%		1.33%	1.30%	1.28%		1.29%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	(0.31	)%(x)	0.13%	0.36%	—	%‡‡	0.20%
After waivers, reimbursements and fees paid indirectly (f)	(0.31	)%(x)	0.13%	0.36%	—	%‡‡	0.20%
Before waivers, reimbursements and fees paid indirectly (f)	(0.39	)%(x)	0.12%	0.36%	(0.01)%		0.19%
Portfolio turnover rate^	47%		17%	14%	63%		20%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	January 1, 2014 to April 17, 2014+	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$16.17	$11.40	$9.81	$9.38

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	— #	0.11	0.06	0.02
Net realized and unrealized gain (loss) on investments, In-kind transactions, futures and foreign currency transactions	(0.18)	4.78	1.62	0.44

Total from investment operations	(0.18)	4.89	1.68	0.46

Less distributions:
Dividends from net investment income	—	(0.12)	(0.09)	(0.03)

Net asset value, end of period	$15.99	$16.17	$11.40	$9.81

Total return (b)	(1.11)%	42.92%	17.16%	4.93%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$—	$113,216	$96,562	$149,921
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.09%	1.05%	1.05%	1.04%
After waivers, reimbursements and fees paid indirectly (a)	1.09%	1.05%	1.05%	1.04%
Before waivers, reimbursements and fees paid indirectly (a)	1.12%	1.08%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.05)%	0.81%	0.56%	0.60%
After waivers, reimbursements and fees paid indirectly (a)	(0.05)%	0.81%	0.56%	0.60%
Before waivers, reimbursements and fees paid indirectly (a)	(0.08)%	0.78%	0.56%	0.60%
Portfolio turnover rate^	47%	17%	14%	63%
*	Commencement of Operations
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.85% for Class B and the net expense ratio after waivers, reimbursements and fees paid indirectly would be 1.85% for Class A and 1.85% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	0.93%	0.65%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03	0.05
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 0.93% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 0.03% over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 100.0% non-traditional (alternative) investments.

•

In 2014, alternative strategies in aggregate produced modest gains in excess of short-term Treasury rates. The Portfolio’s convertible securities, real estate and global infrastructure holdings contributed to gains. Performance detractors were mainly commodities holdings, including energy, natural resources and metals. The Portfolio outperformed its cash benchmark.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/GAMCO Mergers and Acquisitions Portfolio	25.9%
EQ/Convertible Securities Portfolio	14.2
PowerShares DB G10 Currency Harvest Fund	13.9
iShares® Global Infrastructure ETF	7.9
EQ/Real Estate PLUS Portfolio	6.6
PowerShares DB Gold Fund	4.2
BlackRock Global Long/Short Credit Fund, Institutional Class	3.7
EQ/Natural Resources PLUS Portfolio	2.9
EQ/Energy ETF Portfolio	2.9
iShares® U.S. Oil & Gas Exploration & Production ETF	2.5
AQR Managed Futures Strategy, Institutional Class	2.4
PowerShares Multi-Strategy Alternative Portfolio	2.1
iShares® Emerging Markets Infrastructure ETF	2.0
PowerShares DB Commodity Index Tracking Fund	1.9
Franklin K2 Alternative Strategies Fund, Advisor Class	1.8
PowerShares DB Base Metals Fund	1.4
iShares® MSCI Global Agriculture Producers ETF	1.1
PowerShares DB Silver Fund	0.8
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	0.5
Blackstone/GSO Long-Short Credit Income Fund	0.5
WisdomTree Managed Futures Strategy Fund	0.4
PowerShares DB Agriculture Fund	0.2
iShares® MSCI Global Gold Miners ETF	0.2

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$950.17	$3.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.92	3.32

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	13,357	$141,988
BlackRock Global Long/Short Credit Fund, Institutional Class	20,701	214,668
Blackstone/GSO Long-Short Credit Income Fund	1,843	28,622
EQ/Convertible Securities Portfolio‡	77,911	831,281
EQ/Energy ETF Portfolio‡	20,354	168,845
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	116,991	1,523,108
EQ/Natural Resources PLUS Portfolio‡	19,305	169,360
EQ/Real Estate PLUS Portfolio‡	36,964	386,532
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	4,355	28,960
Franklin K2 Alternative Strategies Fund, Advisor Class	9,615	104,130
iShares® Emerging Markets Infrastructure ETF	3,590	116,460
iShares® Global Infrastructure ETF	11,030	464,914
iShares® MSCI Global Agriculture Producers ETF	2,400	63,720
iShares® MSCI Global Gold Miners ETF	1,780	13,261
iShares® U.S. Oil & Gas Exploration & Production ETF	2,060	147,166
PowerShares DB Agriculture Fund*	590	$14,685
PowerShares DB Base Metals Fund*	5,110	81,249
PowerShares DB Commodity Index Tracking Fund*	6,150	113,467
PowerShares DB G10 Currency Harvest Fund*	32,000	817,280
PowerShares DB Gold Fund*	6,350	248,476
PowerShares DB Silver Fund*	1,780	44,982
PowerShares Multi-Strategy Alternative Portfolio*	5,180	125,356
WisdomTree Managed Futures Strategy Fund*	500	21,785

Total Investments (99.4%) (Cost $6,055,713)		5,870,295
Other Assets Less Liabilities (0.6%)		38,283

Net Assets (100%)		$5,908,578

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$631,639	$523,144	$352,474	$831,281	$16,064	$16,155
EQ/Energy ETF Portfolio	154,206	141,078	98,682	168,845	3,099	1,431
EQ/GAMCO Mergers and Acquisitions Portfolio	1,127,814	993,500	567,556	1,523,108	—	59,178
EQ/Natural Resources PLUS Portfolio	159,487	130,953	93,753	169,360	2,904	2,631
EQ/Real Estate PLUS Portfolio	290,830	290,245	222,785	386,532	22,777	7,480

	$2,363,976	$2,078,920	$1,335,250	$3,079,126	$44,844	$86,875

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,272,801	$—	$—	$2,272,801
Investment Companies	518,368	3,079,126	—	3,597,494

Total Assets	$2,791,169	$3,079,126	$—	$5,870,295

Total Liabilities	$—	$—	$—	$—

Total	$2,791,169	$3,079,126	$—	$5,870,295

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,891,148
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,980,539

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,853
Aggregate gross unrealized depreciation	(239,472)

Net unrealized depreciation	$(144,619)

Federal income tax cost of investments	$6,014,914

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,148,573)	$3,079,126
Unaffiliated Issuers (Cost $2,907,140)	2,791,169
Cash	80,871
Receivable from investment manager	5,355
Receivable from Separate Accounts for Trust shares sold	2,751
Receivable for securities sold	66
Dividends, interest and other receivables	8
Other assets	19

Total assets	5,959,365

LIABILITIES
Distribution fees payable – Class B	1,241
Trustees’ fees payable	124
Payable to Separate Accounts for Trust shares redeemed	22
Accrued expenses	49,400

Total liabilities	50,787

NET ASSETS	$5,908,578

Net assets were comprised of:
Paid in capital	$6,027,463
Accumulated undistributed net investment income (loss)	17,549
Accumulated undistributed net realized gain (loss) on investments	48,984
Net unrealized appreciation (depreciation) on investments	(185,418)

Net assets	$5,908,578

Class B
Net asset value, offering and redemption price per share, $5,908,578 / 607,805 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.72

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($44,844 of dividend income received from affiliates)	$77,690
Interest	67

Total income	77,757

EXPENSES
Custodian fees	53,600
Professional fees	47,133
Administrative fees	38,472
Offering costs	14,593
Distribution fees – Class B	13,488
Investment management fees	8,093
Printing and mailing expenses	1,189
Trustees’ fees	271
Miscellaneous	1,000

Gross expenses	177,839
Less: Waiver from investment manager	(46,565)
Reimbursement from investment manager	(96,150)

Net expenses	35,124

NET INVESTMENT INCOME (LOSS)	42,633

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($3,432 of realized gain (loss) from affiliates)	(2,828)
Net distributions of realized gain received from Underlying Portfolios ($83,443 received from affiliates)	98,589

Net realized gain (loss)	95,761

Net change in unrealized appreciation (depreciation) on investments ($(28,520) of change in unrealized appreciation (depreciation) from affiliates)	(113,871)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(18,110)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,523

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$42,633	$26,804
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	95,761	40,464
Net change in unrealized appreciation (depreciation) on investments	(113,871)	(71,547)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,523	(4,279)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(101,946)	(62,400)
Distributions from net realized capital gains
Class B	—	(12,405)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(101,946)	(74,805)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 329,509 and 413,646 shares, respectively ]	3,300,490	4,133,753
Capital shares issued in reinvestment of dividends and distributions [ 10,481 and 7,693 shares, respectively ]	101,946	74,805
Capital shares repurchased [ (153,518) and (6) shares, respectively ]	(1,545,851)	(58)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,856,585	4,208,500

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,779,162	4,129,416
NET ASSETS:
Beginning of period	4,129,416	—

End of period (a)	$5,908,578	$4,129,416

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$17,549	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.80	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08	0.07
Net realized and unrealized gain (loss) on investments	0.01 †	(0.09)

Total from investment operations	0.09	(0.02)

Less distributions:
Dividends from net investment income	(0.17)	(0.16)
Distributions from net realized gains	—	(0.02)

Total dividends and distributions	(0.17)	(0.18)

Net asset value, end of period	$9.72	$9.80

Total return (b)	0.93%	(0.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,909	$4,129
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.30%	3.84%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	0.79%	3.96	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.86)%	0.77	%(l)
Portfolio turnover rate (z)^	37%	5%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	(0.16)%	(1.00)%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03	0.05
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (0.16)% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 0.03% over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 100.0% non-traditional (alternative) investments.

•

In 2014, alternative strategies in aggregate produced modest gains in excess of short-term Treasury rates. The Portfolio’s convertible securities, real estate and global infrastructure contributed to gains. Performance detractors were mainly commodities holdings, including energy, natural resources and metals. The Portfolio slightly underperformed its cash benchmark.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/GAMCO Mergers and Acquisitions Portfolio	19.0%
EQ/Real Estate PLUS Portfolio	10.5
EQ/Convertible Securities Portfolio	10.3
PowerShares DB G10 Currency Harvest Fund	10.2
iShares® Global Infrastructure ETF	7.8
PowerShares DB Gold Fund	5.4
EQ/Energy ETF Portfolio	5.0
EQ/Natural Resources PLUS Portfolio	4.9
iShares® U.S. Oil & Gas Exploration & Production ETF	4.6
AQR Managed Futures Strategy, Institutional Class	3.8
BlackRock Global Long/Short Credit Fund, Institutional Class	3.6
PowerShares DB Commodity Index Tracking Fund	3.4
PowerShares DB Base Metals Fund	2.1
iShares® Emerging Markets Infrastructure ETF	1.9
PowerShares Multi-Strategy Alternative Portfolio	1.7
iShares® MSCI Global Agriculture Producers ETF	1.5
iShares® MSCI Global Gold Miners ETF	1.4
Financial Investors Trust-Listed Private Equity Fund, Institutional Class	0.8
Franklin K2 Alternative Strategies Fund, Advisor Class	0.8
PowerShares DB Silver Fund	0.8
PowerShares DB Agriculture Fund	0.4
WisdomTree Managed Futures Strategy Fund	0.1

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$929.59	$3.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.91	3.33

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	27,610	$293,499
BlackRock Global Long/Short Credit Fund, Institutional Class	26,721	277,096
EQ/Convertible Securities Portfolio‡	74,232	792,031
EQ/Energy ETF Portfolio‡	46,616	386,700
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	111,899	1,453,811
EQ/Natural Resources PLUS Portfolio‡	43,145	378,496
EQ/Real Estate PLUS Portfolio‡	77,022	805,416
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	9,581	63,713
Franklin K2 Alternative Strategies Fund, Advisor Class	5,839	63,240
iShares® Emerging Markets Infrastructure ETF	4,500	145,980
iShares® Global Infrastructure ETF	14,120	595,158
iShares® MSCI Global Agriculture Producers ETF	4,270	113,369
iShares® MSCI Global Gold Miners ETF	13,970	104,077
iShares® U.S. Oil & Gas Exploration & Production ETF	4,920	351,485

PowerShares DB Agriculture Fund*	1,360	$33,850
PowerShares DB Base Metals Fund*	9,900	157,410
PowerShares DB Commodity Index Tracking Fund*	13,900	256,455
PowerShares DB G10 Currency Harvest Fund*	30,560	780,502
PowerShares DB Gold Fund*	10,590	414,387
PowerShares DB Silver Fund*	2,470	62,419
PowerShares Multi-Strategy Alternative Portfolio*	5,480	132,616
WisdomTree Managed Futures Strategy Fund*	230	10,021

Total Investments (99.2%) (Cost $8,076,160)		7,671,731
Other Assets Less Liabilities (0.8%)		62,043

Net Assets (100%)		$7,733,774

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$429,374	$439,659	$94,901	$792,031	$14,483	$14,972
EQ/Energy ETF Portfolio	255,986	303,035	108,327	386,700	7,042	2,535
EQ/GAMCO Mergers and Acquisitions Portfolio	876,041	858,137	244,293	1,453,811	—	57,012
EQ/Natural Resources PLUS Portfolio	255,296	256,772	71,112	378,496	6,436	3,893
EQ/Real Estate PLUS Portfolio	418,360	452,314	102,730	805,416	47,073	8,609

	$2,235,057	$2,309,917	$621,363	$3,816,454	$75,034	$87,021

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,157,729	$—	$—	$3,157,729
Investment Companies	697,548	3,816,454	—	4,514,002

Total Assets	$3,855,277	$3,816,454	$—	$7,671,731

Total Liabilities	$—	$—	$—	$—

Total	$3,855,277	$3,816,454	$—	$7,671,731

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,579,176
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$792,222

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,786
Aggregate gross unrealized depreciation	(430,623)

Net unrealized depreciation	$(348,837)

Federal income tax cost of investments	$8,020,568

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,969,494)	$3,816,454
Unaffiliated Issuers (Cost $4,106,666)	3,855,277
Cash	106,627
Receivable from investment manager	5,113
Receivable from Separate Accounts for Trust shares sold	2,144
Receivable for securities sold	108
Dividends, interest and other receivables	10
Other assets	20

Total assets	7,785,753

LIABILITIES
Distribution fees payable – Class B	1,615
Trustees’ fees payable	168
Payable to Separate Accounts for Trust shares redeemed	45
Accrued expenses	50,151

Total liabilities	51,979

NET ASSETS	$7,733,774

Net assets were comprised of:
Paid in capital	$8,059,206
Accumulated undistributed net investment income (loss)	26,673
Accumulated undistributed net realized gain (loss) on investments	52,324
Net unrealized appreciation (depreciation) on investments	(404,429)

Net assets	$7,733,774

Class B
Net asset value, offering and redemption price per share, $7,733,774 / 810,534 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.54

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($75,034 of dividend income received from affiliates)	$118,092
Interest	79

Total income	118,171

EXPENSES
Custodian fees	57,100
Professional fees	47,155
Administrative fees	38,931
Distribution fees – Class B	15,407
Offering costs	14,593
Investment management fees	9,244
Printing and mailing expenses	1,408
Trustees’ fees	324
Miscellaneous	1,077

Gross expenses	185,239
Less: Waiver from investment manager	(48,175)
Reimbursement from investment manager	(96,880)

Net expenses	40,184

NET INVESTMENT INCOME (LOSS)	77,987

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($1,476 of realized gain (loss) from affiliates)	2,444
Net distributions of realized gain received from Underlying Portfolios ($85,545 received from affiliates)	109,369

Net realized gain (loss)	111,813

Net change in unrealized appreciation (depreciation) on investments ($(107,157) of change in unrealized appreciation (depreciation) from affiliates)	(310,166)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(198,353)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(120,366)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$77,987	$28,160
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	111,813	29,202
Net change in unrealized appreciation (depreciation) on investments	(310,166)	(94,263)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(120,366)	(36,901)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(138,373)	(56,846)
Distributions from net realized capital gains
Class B	—	(10,214)
Return of capital
Class B	—	(3,390)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(138,373)	(70,450)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 385,137 and 431,367 shares, respectively ]	3,864,484	4,305,709
Capital shares issued in reinvestment of dividends and distributions [ 14,465 and 7,303 shares, respectively ]	138,373	70,450
Capital shares repurchased [ (27,726) and (12) shares, respectively ]	(279,035)	(117)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,723,822	4,376,042

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,465,083	4,268,691
NET ASSETS:
Beginning of period	4,268,691	—

End of period (a)	$7,733,774	$4,268,691

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$26,673	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.73	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13	0.07
Net realized and unrealized gain (loss) on investments	(0.15)	(0.17)

Total from investment operations	(0.02)	(0.10)

Less distributions:
Dividends from net investment income	(0.17)	(0.14)
Distributions from net realized gains	—	(0.02)
Return of capital	—	(0.01)

Total dividends and distributions	(0.17)	(0.17)

Net asset value, end of period	$9.54	$9.73

Total return (b)	(0.16)%	(1.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,734	$4,269
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.01%	3.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.27%	4.13	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.09)%	0.96	%(l)
Portfolio turnover rate (z)^	13%	7%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	(1.95)%	(3.18)%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03	0.05
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (1.95)% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 0.03% over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 100.0% non-traditional (alternative) investments.

•

In 2014, alternative strategies in aggregate produced modest gains in excess of short-term Treasury rates. The Portfolio’s real estate, global infrastructure and convertible securities contributed to gains. Performance detractors were mainly commodities holdings, including energy, natural resources and metals. The Portfolio underperformed its cash benchmark.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/Real Estate PLUS Portfolio	15.0%
iShares® Global Infrastructure ETF	8.8
EQ/Energy ETF Portfolio	8.4
EQ/Natural Resources PLUS Portfolio	8.3
EQ/Convertible Securities Portfolio	7.7
iShares® U.S. Oil & Gas Exploration & Production ETF	7.5
PowerShares DB G10 Currency Harvest Fund	7.4
PowerShares DB Gold Fund	6.4
PowerShares DB Commodity Index Tracking Fund	4.3
EQ/GAMCO Mergers and Acquisitions Portfolio	4.1
AQR Managed Futures Strategy, Institutional Class	4.1
PowerShares DB Base Metals Fund	2.4
iShares® MSCI Global Gold Miners ETF	2.3
iShares® MSCI Global Agriculture Producers ETF	2.3
iShares® Emerging Markets Infrastructure ETF	2.2
BlackRock Global Long/Short Credit Fund, Institutional Class	2.2
PowerShares Multi-Strategy Alternative Portfolio	1.8
Financial Investors Trust-Listed Private Equity Fund, Institutional Class	1.5
WisdomTree Managed Futures Strategy Fund	1.0
PowerShares DB Silver Fund	1.0
PowerShares DB Agriculture Fund	0.8
Blackstone/GSO Long-Short Credit Income Fund	0.3
Franklin K2 Alternative Strategies Fund, Advisor Class	0.2

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$897.91	$3.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.91	3.33

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	21,579	$229,380
BlackRock Global Long/Short Credit Fund, Institutional Class	11,859	122,974
Blackstone/GSO Long-Short Credit Income Fund	966	15,002
EQ/Convertible Securities Portfolio‡	40,788	435,197
EQ/Energy ETF Portfolio‡	56,813	471,288
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	17,775	230,935
EQ/Natural Resources PLUS Portfolio‡	53,626	470,444
EQ/Real Estate PLUS Portfolio‡	80,799	844,912
Financial Investors Trust-Listed Private Equity Fund, Institutional Class	13,087	87,030
Franklin K2 Alternative Strategies Fund, Advisor Class	1,290	13,973
iShares® Emerging Markets Infrastructure ETF	3,870	125,543
iShares® Global Infrastructure ETF	11,820	498,213
iShares® MSCI Global Agriculture Producers ETF	4,970	131,954
iShares® MSCI Global Gold Miners ETF	17,790	132,535
iShares® U.S. Oil & Gas Exploration & Production ETF	5,940	424,353
PowerShares DB Agriculture Fund*	1,800	$44,802
PowerShares DB Base Metals Fund*	8,560	136,104
PowerShares DB Commodity Index Tracking Fund*	13,040	240,588
PowerShares DB G10 Currency Harvest Fund*	16,430	419,622
PowerShares DB Gold Fund*	9,230	361,170
PowerShares DB Silver Fund*	2,180	55,091
PowerShares Multi-Strategy Alternative Portfolio*	4,090	98,978
WisdomTree Managed Futures Strategy Fund*	1,270	55,334

Total Investments (99.3%) (Cost $6,048,049)		5,645,422
Other Assets Less Liabilities (0.7%)		38,464

Net Assets (100%)		$5,683,886

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$316,459	$178,430	$74,722	$435,197	$8,239	$8,190
EQ/Energy ETF Portfolio	356,201	261,197	62,814	471,288	8,679	1,486
EQ/GAMCO Mergers and Acquisitions Portfolio	222,396	137,727	123,893	230,935	—	8,247
EQ/Natural Resources PLUS Portfolio	364,260	243,826	65,413	470,444	8,094	4,905
EQ/Real Estate PLUS Portfolio	522,390	366,204	93,739	844,912	49,926	9,099

	$1,781,706	$1,187,384	$420,581	$2,452,776	$74,938	$31,927

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,724,287	$—	$—	$2,724,287
Investment Companies	468,359	2,452,776	—	2,921,135

Total Assets	$3,192,646	$2,452,776	$—	$5,645,422

Total Liabilities	$—	$—	$—	$—

Total	$3,192,646	$2,452,776	$—	$5,645,422

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,649,398
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$606,816

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,084
Aggregate gross unrealized depreciation	(425,032)

Net unrealized depreciation	$(340,948)

Federal income tax cost of investments	$5,986,370

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,587,923)	$2,452,776
Unaffiliated Issuers (Cost $3,460,126)	3,192,646
Cash	91,085
Receivable from investment manager	5,517
Receivable from Separate Accounts for Trust shares sold	2,784
Receivable for securities sold	53
Dividends, interest and other receivables	6
Other assets	19

Total assets	5,744,886

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	10,679
Distribution fees payable – Class B	1,201
Trustees’ fees payable	131
Accrued expenses	48,989

Total liabilities	61,000

NET ASSETS	$5,683,886

Net assets were comprised of:
Paid in capital	$6,053,130
Accumulated undistributed net investment income (loss)	19,848
Accumulated undistributed net realized gain (loss) on investments	13,535
Net unrealized appreciation (depreciation) on investments	(402,627)

Net assets	$5,683,886

Class B
Net asset value, offering and redemption price per share, $5,683,886 / 611,523 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.29

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($74,938 of dividend income received from affiliates)	$116,503
Interest	56

Total income	116,559

EXPENSES
Custodian fees	52,100
Professional fees	47,129
Administrative fees	38,089
Offering costs	14,593
Distribution fees – Class B	12,857
Investment management fees	7,714
Printing and mailing expenses	1,156
Trustees’ fees	268
Miscellaneous	1,027

Gross expenses	174,933
Less: Waiver from investment manager	(45,803)
Reimbursement from investment manager	(95,622)

Net expenses	33,508

NET INVESTMENT INCOME (LOSS)	83,051

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(951) of realized gain (loss) from affiliates)	(1,352)
Net distributions of realized gain received from Underlying Portfolios ($32,878 received from affiliates)	48,048

Net realized gain (loss)	46,696

Net change in unrealized appreciation (depreciation) on investments ($(95,733) of change in unrealized appreciation (depreciation) from affiliates)	(292,837)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(246,141)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(163,090)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$83,051	$30,631
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	46,696	6,322
Net change in unrealized appreciation (depreciation) on investments	(292,837)	(109,790)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(163,090)	(72,837)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(120,212)	(42,097)
Distributions from net realized capital gains
Class B	—	(3,579)
Return of capital
Class B	—	(10,044)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(120,212)	(55,720)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 206,852 and 402,055 shares, respectively ]	2,055,013	4,019,750
Capital shares issued in reinvestment of dividends and distributions [ 12,868 and 5,819 shares, respectively ]	120,212	55,720
Capital shares repurchased [ (16,071) and 0# shares, respectively ]	(154,948)	(2)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,020,277	4,075,468

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,736,975	3,946,911
NET ASSETS:
Beginning of period	3,946,911	—

End of period (a)	$5,683,886	$3,946,911

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$19,848	$—

* The Portfolio commenced operations on October 30, 2013.
# Number of shares is less than 0.5.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.68	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16	0.08
Net realized and unrealized gain (loss) on investments	(0.35)	(0.25)

Total from investment operations	(0.19)	(0.17)

Less distributions:
Dividends from net investment income	(0.20)	(0.11)
Distributions from net realized gains	—	(0.01)
Return of capital	—	(0.03)

Total dividends and distributions	(0.20)	(0.15)

Net asset value, end of period	$9.29	$9.68

Total return (b)	(1.95)%	(1.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,684	$3,947
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.40%	3.91%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.62%	4.62	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.14)%	1.36	%(l)
Portfolio turnover rate (z)^	12%	7%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares*	2.91%	6.96%	3.71%
Portfolio – Class K Shares**	3.27	N/A	9.19
S&P 500 Index	13.69	15.45	7.92
Barclays U.S. Aggregate Bond Index	5.97	4.45	5.10
MSCI EAFE Index	(4.90)	5.33	2.10
* Date of inception 8/31/06. ** Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 2.91% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index, which returned 13.69%, 5.97% and (4.90)%, respectively, the same period.

Portfolio Highlights

For the year ended December 31, 2014

•

As of 12/31/2014, the Portfolio’s equity allocation consisted of large cap growth stocks (11.1%), large cap value stocks (10.0%), mid cap stocks (9.0%), small cap stocks (4.2%), international stocks (14.2%) and emerging market stocks (5.1%).

•	As of 12/31/2014, the Portfolio’s fixed income allocation consisted of investment grade bonds (40.0%) and high yield bonds (6.4%).

•

In 2014, on an absolute basis, fixed-income securities and large-cap domestic equities provided the bulk of positive gains. The Portfolio’s allocation to intermediate-term U.S. government and high-quality corporate bonds provided positive returns. Its holdings in U.S. large-cap equities, in a risk-averse investment environment that favored big U.S. companies, contributed positively, while international equities showed weak performance amid slow economic growth in Europe and Japan. During the period, the U.S. dollar appreciated against most foreign currencies, which hurt the Portfolio’s performance because investments in securities with non-U.S. currency exposure lost value as the dollar rose.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/Equity 500 Index Portfolio	23.4%
EQ/Core Bond Index Portfolio	22.3
EQ/Global Bond PLUS Portfolio	7.2
EQ/International Equity Index Portfolio	6.9
EQ/High Yield Bond Portfolio	6.4
EQ/PIMCO Ultra Short Bond Portfolio	6.3
EQ/Emerging Markets Equity PLUS Portfolio	4.7
EQ/International ETF Portfolio	4.6
EQ/Quality Bond PLUS Portfolio	3.5
Multimanager Mid Cap Value Portfolio	3.0
EQ/MFS International Growth Portfolio	2.6
Multimanager Aggressive Equity Portfolio	2.5
EQ/Small Company Index Portfolio	2.4
EQ/BlackRock Basic Value Equity Portfolio	2.2
Multimanager Mid Cap Growth Portfolio	2.0

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$991.20	$3.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06
Class K
Actual	1,000.00	992.72	1.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	76,082	$1,636,720
EQ/Core Bond Index Portfolio‡	1,675,633	16,709,449
EQ/Emerging Markets Equity PLUS Portfolio‡	387,467	3,508,007
EQ/Equity 500 Index Portfolio‡	493,838	17,510,846
EQ/Global Bond PLUS Portfolio‡	579,750	5,359,075
EQ/High Yield Bond Portfolio‡	488,055	4,815,560
EQ/International Equity Index Portfolio‡	586,951	5,177,489
EQ/International ETF Portfolio‡	1,166,122	3,416,043
EQ/MFS International Growth Portfolio‡	291,887	1,941,628
EQ/PIMCO Ultra Short Bond Portfolio‡	480,985	4,736,853
EQ/Quality Bond PLUS Portfolio‡	307,985	2,629,015
EQ/Small Company Index Portfolio‡	150,248	1,757,600
Multimanager Aggressive Equity Portfolio‡	41,533	$1,835,757
Multimanager Mid Cap Growth Portfolio*‡	158,069	1,512,984
Multimanager Mid Cap Value Portfolio‡	156,374	2,212,801

Total Investments (99.9%) (Cost $66,402,063)		74,759,827
Other Assets Less Liabilities (0.1%)		109,714

Net Assets (100%)		$74,869,541

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA Global Equity Managed Volatility Portfolio (a)	$11,261,746	$843,458	$7,747,895	$—	$—	$4,464,394
CharterSM Multi-Sector Bond Portfolio (b)(aa)(bb)(cc)	12,470,559	802,665	3,205,598	—	—	(244,116	)(dd)
EQ/BlackRock Basic Value Equity Portfolio	—	1,859,925	319,736	1,636,720	21,048	9,238
EQ/Core Bond Index Portfolio (aa)	10,416,005	1,892,594	2,470,684	16,709,449	261,680	(1,073)
EQ/Emerging Markets Equity PLUS Portfolio	—	4,126,777	456,795	3,508,007	28,403	19,165
EQ/Equity 500 Index Portfolio	14,783,054	6,385,371	4,918,037	17,510,846	274,670	662,560
EQ/Global Bond PLUS Portfolio	6,106,350	769,203	1,480,493	5,359,075	50,286	66,974
EQ/High Yield Bond Portfolio (bb)	—	4,546,487	793,337	4,815,560	203,715	6,377
EQ/International Equity Index Portfolio	1,623,989	4,964,189	853,995	5,177,489	182,734	(955)
EQ/International ETF Portfolio	4,926,437	2,131,720	1,373,311	3,416,043	103,853	1,926,556
EQ/MFS International Growth Portfolio	2,791,473	691,381	1,343,102	1,941,628	24,124	68,284
EQ/PIMCO Ultra Short Bond Portfolio	5,090,262	1,336,593	1,668,895	4,736,853	30,561	(1,214)
EQ/Quality Bond PLUS Portfolio (cc)	—	382,800	—	2,629,015	32,800	—
EQ/Small Company Index Portfolio	2,144,479	372,073	580,835	1,757,600	17,546	245,616
Multimanager Aggressive Equity Portfolio	2,380,931	129,639	471,785	1,835,757	6,368	387,327
Multimanager Large Cap Value Portfolio	1,717,650	82,467	951,851	—	—	879,065
Multimanager Mid Cap Growth Portfolio	1,694,742	244,342	333,677	1,512,984	—	166,691
Multimanager Mid Cap Value Portfolio	2,390,056	164,636	346,806	2,212,801	15,251	98,914

	$79,797,733	$31,726,320	$29,316,832	$74,759,827	$1,253,039	$8,753,803

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(b)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $6,750,230, representing 1,723,724 shares of CharterSM Multi-Sector Bond Portfolio and 676,646 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $1,262,849, representing 322,478 shares of CharterSM Multi-Sector Bond Portfolio and 121,620 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $2,233,644, representing 570,379 shares of CharterSM Multi-Sector Bond Portfolio and 263,700 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(256,012) of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$–	$74,759,827	$–	$74,759,827

Total Assets	$–	$74,759,827	$–	$74,759,827

Total Liabilities	$–	$–	$–	$–

Total	$–	$74,759,827	$–	$74,759,827

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$31,726,320
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$35,762,823

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,095,093
Aggregate gross unrealized depreciation	(3,797,878)

Net unrealized appreciation	$8,297,215

Federal income tax cost of investments	$66,462,612

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $66,402,063)	$74,759,827
Cash	552,549
Receivable from Separate Accounts for Trust shares sold	2,740
Dividends, interest and other receivables	41
Other assets	63

Total assets	75,315,220

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	318,316
Payable for securities purchased	44,709
Administrative fees payable	8,929
Distribution fees payable – Class B	7,270
Trustees’ fees payable	1,648
Investment management fees payable	230
Accrued expenses	64,577

Total liabilities	445,679

NET ASSETS	$74,869,541

Net assets were comprised of:
Paid in capital	$84,504,507
Accumulated undistributed net investment income (loss)	628
Accumulated undistributed net realized gain (loss) on investments	(17,993,358)
Net unrealized appreciation (depreciation) on investments	8,357,764

Net assets	$74,869,541

Class B
Net asset value, offering and redemption price per share, $33,628,238 / 3,798,487 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.85

Class K
Net asset value, offering and redemption price per share, $41,241,303 / 4,661,143 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.85

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,253,039
Interest	477

Total income	1,253,516

EXPENSES
Administrative fees	141,235
Distribution fees – Class B	89,089
Custodian fees	88,899
Investment management fees	79,242
Professional fees	49,632
Printing and mailing expenses	14,627
Trustees’ fees	3,431
Miscellaneous	1,852

Gross expenses	468,007
Less: Waiver from investment manager	(101,668)

Net expenses	366,339

NET INVESTMENT INCOME (LOSS)	887,177

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	6,189,979
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	2,563,824

Net realized gain (loss)	8,753,803

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(7,191,382)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,562,421

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,449,598

See Notes to Financial Statements.

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TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$887,177	$1,003,875
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	8,753,803	3,716,382
Net change in unrealized appreciation (depreciation) on investments	(7,191,382)	5,880,498

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,449,598	10,600,755

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(413,873)	(467,011)
Class K	(595,933)	(689,661)

	(1,009,806)	(1,156,672)

Distributions from net realized capital gains
Class B	(4,379,509)	(1,117,102)
Class K	(5,252,551)	(1,396,467)

	(9,632,060)	(2,513,569)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(10,641,866)	(3,670,241)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 611,436 and 753,816 shares, respectively ]	6,132,025	7,300,101
Capital shares issued in reinvestment of dividends and distributions [ 527,641 and 161,582 shares, respectively ]	4,793,382	1,584,113
Capital shares repurchased [ (937,740) and (1,186,989) shares, respectively ]	(9,332,006)	(11,521,104)

Total Class B transactions	1,593,401	(2,636,890)

Class K
Capital shares sold [ 367,832 and 486,430 shares, respectively ]	3,637,257	4,665,943
Capital shares issued in reinvestment of dividends and distributions [ 643,763 and 212,762 shares, respectively ]	5,848,484	2,086,128
Capital shares repurchased [ (823,138) and (770,064) shares, respectively ]	(8,268,518)	(7,550,934)

Total Class K transactions	1,217,223	(798,863)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,810,624	(3,435,753)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,381,644)	3,494,761
NET ASSETS:
Beginning of year	80,251,185	76,756,424

End of year (a)	$74,869,541	$80,251,185

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$628	$687

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2014	2013	2012	2011	2010
Net asset value, beginning of year	$9.95	$9.13	$8.51	$9.02	$8.31

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10	0.11	0.11	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.20	1.16	0.81	(0.38)	0.75

Total from investment operations	0.30	1.27	0.92	(0.25)	0.88

Less distributions:
Dividends from net investment income	(0.12)	(0.13)	(0.12)	(0.14)	(0.12)
Distributions from net realized gains	(1.28)	(0.32)	(0.18)	(0.12)	(0.05)

Total dividends and distributions	(1.40)	(0.45)	(0.30)	(0.26)	(0.17)

Net asset value, end of year	$8.85	$9.95	$9.13	$8.51	$9.02

Total return	2.91%	14.06%	10.87%	(2.74)%	10.61%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$33,628	$35,782	$35,308	$37,239	$42,881
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (f)	0.73%	0.75%	0.72%	0.69%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.00%	1.10%	1.17%	1.43%	1.49%
Before waivers and reimbursements (f)(x)	0.88%	0.95%	1.05%	1.34%	1.38%
Portfolio turnover rate^	40%	27%	17%	32%	34%

	Year Ended December 31,			December 1, 2011* to December 31, 2011
Class K	2014	2013	2012
Net asset value, beginning of period	$9.94	$9.12	$8.50	$8.74

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12	0.13	0.13	0.22
Net realized and unrealized gain (loss) on investments	0.22	1.17	0.82	(0.23)

Total from investment operations	0.34	1.30	0.95	(0.01)

Less distributions:
Dividends from net investment income	(0.15)	(0.16)	(0.15)	(0.16)
Distributions from net realized gains	(1.28)	(0.32)	(0.18)	(0.07)

Total dividends and distributions	(1.43)	(0.48)	(0.33)	(0.23)

Net asset value, end of period	$8.85	$9.94	$9.12	$8.50

Total return (b)	3.27%	14.36%	11.17%	(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,241	$44,469	$41,448	$42,472
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.48%	0.50%	0.47%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.22%	1.38%	1.46%	30.30	%(l)
Before waivers and reimbursements (a)(f)(x)	1.09%	1.23%	1.34%	30.18	%(l)
Portfolio turnover rate^	40%	27%	17%	32%

See Notes to Financial Statements.

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TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative by operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares*	4.04%	8.50%	4.16%
Portfolio – Class K Shares**	4.31	N/A	11.73
S&P 500 Index	13.69	15.45	7.92
Barclays U.S. Aggregate Bond Index	5.97	4.45	5.10
MSCI EAFE Index	(4.90)	5.33	2.10
* Date of inception 8/31/06. ** Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 4.04% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index, which returned 13.69%, 5.97% and (4.90)%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•

As of 12/31/2014, the Portfolio’s equity allocation consisted of large cap growth stocks (16.1%), large cap value stocks (14.6%), mid cap stocks (11.2%), small cap stocks (6.6%), international stocks (17.5%) and emerging market stocks (5.8%).

•	As of 12/31/2014, the Portfolio’s fixed income allocation consisted of investment grade bonds (24.0%) and high yield bonds (4.3%).

•

In 2014, on an absolute basis, fixed-income securities and large-cap domestic equities provided the bulk of positive gains. The Portfolio’s allocation to intermediate-term U.S. government and high-quality corporate bonds provided positive returns. Its holdings in U.S. large-cap equities, in a risk-averse investment environment that favored big U.S. companies, contributed positively, while international equities showed weak performance amid slow economic growth in Europe and Japan. During the period, the U.S. dollar appreciated against most foreign currencies, which hurt the Portfolio’s performance because investments in securities with non-U.S. currency exposure lost value as the dollar rose.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/Equity 500 Index Portfolio	36.2%
EQ/Core Bond Index Portfolio	13.5
EQ/International Equity Index Portfolio	8.1
EQ/Small Company Index Portfolio	5.5
EQ/International ETF Portfolio	5.5
EQ/Emerging Markets Equity PLUS Portfolio	5.2
EQ/Global Bond PLUS Portfolio	4.5
EQ/High Yield Bond Portfolio	4.3
EQ/MFS International Growth Portfolio	4.0
EQ/PIMCO Ultra Short Bond Portfolio	3.5
Multimanager Mid Cap Value Portfolio	3.3
Multimanager Aggressive Equity Portfolio	2.4
EQ/Quality Bond PLUS Portfolio	1.7
EQ/BlackRock Basic Value Equity Portfolio	1.4
Multimanager Mid Cap Growth Portfolio	0.9

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$995.57	$3.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06
Class K
Actual	1,000.00	997.27	1.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	86,181	$1,853,975
EQ/Core Bond Index Portfolio‡	1,754,327	17,494,193
EQ/Emerging Markets Equity PLUS Portfolio‡	747,448	6,767,164
EQ/Equity 500 Index Portfolio‡	1,326,545	47,037,587
EQ/Global Bond PLUS Portfolio‡	638,781	5,904,740
EQ/High Yield Bond Portfolio‡	562,513	5,550,217
EQ/International Equity Index Portfolio‡	1,190,792	10,503,973
EQ/International ETF Portfolio‡	2,421,512	7,093,589
EQ/MFS International Growth Portfolio‡	790,591	5,259,004
EQ/PIMCO Ultra Short Bond Portfolio‡	458,587	4,516,276
EQ/Quality Bond PLUS Portfolio‡	265,916	2,269,899
EQ/Small Company Index Portfolio‡	611,859	7,157,512
Multimanager Aggressive Equity Portfolio‡	70,285	$3,106,566
Multimanager Mid Cap Growth Portfolio*‡	121,318	1,161,222
Multimanager Mid Cap Value Portfolio‡	301,963	4,272,974

Total Investments (100.1%) (Cost $114,651,604)		129,948,891
Other Assets Less Liabilities (-0.1%)		(65,177)

Net Assets (100%)		$129,883,714

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA Global Equity Managed
Volatility Portfolio (a)	$19,404,638	$1,195,840	$14,583,961	$—	$—	$6,204,409
CharterSM Multi-Sector Bond Portfolio (b)(aa)(bb)(cc)	11,446,169	966,033	3,263,663	—	—	(325,842	)(dd)
EQ/BlackRock Basic Value Equity Portfolio	—	2,194,264	448,758	1,853,975	23,825	4,028
EQ/Core Bond Index Portfolio (aa)	9,809,231	2,978,072	1,522,322	17,494,193	274,022	20
EQ/Emerging Markets Equity PLUS Portfolio	—	7,653,251	570,725	6,767,164	54,803	21,932
EQ/Equity 500 Index Portfolio	36,379,667	13,250,352	6,714,304	47,037,587	738,015	740,041
EQ/Global Bond PLUS Portfolio	5,838,649	971,543	841,107	5,904,740	55,434	78,364
EQ/High Yield Bond Portfolio (bb)	—	5,230,311	596,345	5,550,217	234,840	2,254
EQ/International Equity Index Portfolio	3,222,717	9,506,125	1,120,702	10,503,973	370,784	(8,507)
EQ/International ETF Portfolio	9,536,911	4,421,200	2,166,786	7,093,589	215,656	3,978,757
EQ/MFS International Growth Portfolio	5,308,201	2,089,231	1,609,544	5,259,004	65,395	201,628
EQ/PIMCO Ultra Short Bond Portfolio	5,096,848	819,205	1,380,714	4,516,276	29,172	(1,193)
EQ/Quality Bond PLUS Portfolio (cc)	—	228,440	—	2,269,899	28,440	—
EQ/Small Company Index Portfolio	7,034,389	2,268,258	1,824,397	7,157,512	71,495	605,480
Multimanager Aggressive Equity Portfolio	3,947,941	343,346	1,061,311	3,106,566	10,778	446,512
Multimanager Large Cap Value Portfolio	1,712,385	163,566	1,081,693	—	—	827,924
Multimanager Mid Cap Growth Portfolio	1,120,282	274,196	168,437	1,161,222	—	120,168
Multimanager Mid Cap Value Portfolio	4,041,105	356,026	319,404	4,272,974	29,459	1,125

	$123,899,133	$54,909,259	$39,274,173	$129,948,891	$2,202,118	$12,897,100

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(b)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $6,130,047, representing 1,565,356 shares of CharterSM Multi-Sector Bond Portfolio and 614,478 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $1,146,823, representing 292,850 shares of CharterSM Multi-Sector Bond Portfolio and 110,446 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $2,028,426, representing 517,975 shares of CharterSM Multi-Sector Bond Portfolio and 239,472 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(344,756) of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$129,948,891	$—	$129,948,891

Total Assets	$—	$129,948,891	$—	$129,948,891

Total Liabilities	$—	$—	$—	$—

Total	$—	$129,948,891	$—	$129,948,891

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$54,909,259
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$47,006,018

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,699,118
Aggregate gross unrealized depreciation	(8,521,392)

Net unrealized appreciation	$15,177,726

Federal income tax cost of investments	$114,771,165

See Notes to Financial Statements.

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TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $114,651,604)	$129,948,891
Cash	445,388
Receivable from Separate Accounts for Trust shares sold	29,357
Dividends, interest and other receivables	33
Other assets	165

Total assets	130,423,834

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	382,299
Payable for securities purchased	50,902
Administrative fees payable	15,460
Distribution fees payable – Class B	14,353
Investment management fees payable	8,445
Trustees’ fees payable	2,921
Accrued expenses	65,740

Total liabilities	540,120

NET ASSETS	$129,883,714

Net assets were comprised of:
Paid in capital	$127,039,504
Accumulated undistributed net investment income (loss)	9,764
Accumulated undistributed net realized gain (loss) on investments	(12,462,841)
Net unrealized appreciation (depreciation) on investments	15,297,287

Net assets	$129,883,714

Class B
Net asset value, offering and redemption price per share, $67,491,759 / 6,836,234 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.87

Class K
Net asset value, offering and redemption price per share, $62,391,955 / 6,323,205 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.87

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,202,118
Interest	406

Total income	2,202,524

EXPENSES
Administrative fees	215,915
Distribution fees – Class B	165,904
Investment management fees	129,962
Custodian fees	88,699
Professional fees	50,895
Printing and mailing expenses	24,383
Trustees’ fees	5,887
Miscellaneous	2,272

Gross expenses	683,917
Less: Waiver from investment manager	(63,259)

Net expenses	620,658

NET INVESTMENT INCOME (LOSS)	1,581,866

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	7,387,088
Net distributions of realized gain received from
Underlying Portfolios (All realized gains received from affiliates)	5,510,012

Net realized gain (loss)	12,897,100

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(9,240,572)

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,656,528

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,238,394

See Notes to Financial Statements.

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TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,581,866	$1,484,528
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	12,897,100	3,437,213
Net change in unrealized appreciation (depreciation) on investments	(9,240,572)	14,851,374

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,238,394	19,773,115

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(841,578)	(743,590)
Class K	(934,052)	(889,157)

	(1,775,630)	(1,632,747)

Distributions from net realized capital gains
Class B	(6,823,619)	(1,007,362)
Class K	(6,343,645)	(990,921)

	(13,167,264)	(1,998,283)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(14,942,894)	(3,631,030)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,262,155 and 1,204,715 shares, respectively ]	13,649,748	12,058,948
Capital shares issued in reinvestment of dividends and distributions [ 759,333 and 169,134 shares, respectively ]	7,665,197	1,750,952
Capital shares repurchased [ (1,033,214) and (1,191,333) shares, respectively ]	(11,190,218)	(11,912,627)

Total Class B transactions	10,124,727	1,897,273

Class K
Capital shares sold [ 604,034 and 892,643 shares, respectively ]	6,549,357	8,977,192
Capital shares issued in reinvestment of dividends and distributions [ 721,027 and 181,272 shares, respectively ]	7,277,697	1,880,078
Capital shares repurchased [ (799,626) and (662,564) shares, respectively ]	(8,632,123)	(6,612,421)

Total Class K transactions	5,194,931	4,244,849

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,319,658	6,142,122

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,615,158	22,284,207
NET ASSETS:
Beginning of year	124,268,556	101,984,349

End of year (a)	$129,883,714	$124,268,556

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,764	$10,226

See Notes to Financial Statements.

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TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2014	2013	2012	2011	2010
Net asset value, beginning of year	$10.67	$9.23	$8.40	$8.92	$8.08

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12	0.12	0.11	0.12	0.13
Net realized and unrealized gain (loss) on investments	0.32	1.63	0.96	(0.47)	0.83

Total from investment operations	0.44	1.75	1.07	(0.35)	0.96

Less distributions:
Dividends from net investment income	(0.14)	(0.13)	(0.13)	(0.12)	(0.11)
Distributions from net realized gains	(1.10)	(0.18)	(0.11)	(0.05)	(0.01)

Total dividends and distributions	(1.24)	(0.31)	(0.24)	(0.17)	(0.12)

Net asset value, end of year	$9.87	$10.67	$9.23	$8.40	$8.92

Total return	4.04%	19.06%	12.79%	(3.88)%	11.95%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$67,492	$62,418	$52,292	$51,415	$53,927
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (f)	0.65%	0.69%	0.67%	0.66%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.12%	1.17%	1.21%	1.32%	1.54%
Before waivers and reimbursements (f)(x)	1.07%	1.09%	1.14%	1.26%	1.44%
Portfolio turnover rate^	36%	25%	21%	26%	24%

	Year Ended December 31,			December 1, 2011* to December 31, 2011
Class K	2014	2013	2012
Net asset value, beginning of period	$10.67	$9.23	$8.39	$8.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14	0.15	0.14	0.20
Net realized and unrealized gain (loss) on investments	0.32	1.63	0.96	(0.21)

Total from investment operations	0.46	1.78	1.10	(0.01)

Less distributions:
Dividends from net investment income	(0.16)	(0.16)	(0.15)	(0.14)
Distributions from net realized gains	(1.10)	(0.18)	(0.11)	(0.02)

Total dividends and distributions	(1.26)	(0.34)	(0.26)	(0.16)

Net asset value, end of period	$9.87	$10.67	$9.23	$8.39

Total return (b)	4.31%	19.36%	13.21%	(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$62,392	$61,851	$49,692	$43,769
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.40%	0.44%	0.42%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	1.32%	1.47%	1.59%	28.40	%(l)
Before waivers and reimbursements (a)(f)(x)	1.27%	1.39%	1.52%	28.31	%(l)
Portfolio turnover rate^	36%	25%	21%	26%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares*	4.50%	9.41%	4.40%
Portfolio – Class K Shares**	4.76	N/A	13.24
S&P 500 Index	13.69	15.45	7.92
Barclays U.S. Aggregate Bond Index	5.97	4.45	5.10
MSCI EAFE Index	(4.90)	5.33	2.10
* Date of inception 8/31/06. ** Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 4.50% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index, which returned 13.69%, 5.97% and (4.90)%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•

As of 12/31/2014, the Portfolio’s equity allocation consisted of large cap growth stocks (18.6%), large cap value stocks (17.2%), mid cap stocks (12.0%), small cap stocks (7.7%), international stocks (20.1%) and emerging market stocks (6.4%).

•	As of 12/31/2014, the Portfolio’s fixed income allocation consisted of investment grade bonds (15.3%) and high yield bonds (2.5%).

•

In 2014, on an absolute basis, fixed-income securities and large-cap domestic equities provided the bulk of positive gains. The Portfolio’s allocation to intermediate-term U.S. government and high-quality corporate bonds provided positive returns. Its holdings in U.S. large-cap equities, in a risk-averse investment environment that favored big U.S. companies, contributed positively, while international equities showed weak performance amid slow economic growth in Europe and Japan. During the period, the U.S. dollar appreciated against most foreign currencies, which hurt the Portfolio’s performance because investments in securities with non-U.S. currency exposure lost value as the dollar rose.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/Equity 500 Index Portfolio	43.7%
EQ/International Equity Index Portfolio	9.1
EQ/Core Bond Index Portfolio	8.1
EQ/Small Company Index Portfolio	7.3
EQ/International ETF Portfolio	6.0
EQ/Emerging Markets Equity PLUS Portfolio	5.7
EQ/MFS International Growth Portfolio	5.3
EQ/Global Bond PLUS Portfolio	2.8
EQ/PIMCO Ultra Short Bond Portfolio	2.6
EQ/High Yield Bond Portfolio	2.5
Multimanager Mid Cap Value Portfolio	2.2
Multimanager Aggressive Equity Portfolio	1.6
EQ/BlackRock Basic Value Equity Portfolio	1.1
EQ/Quality Bond PLUS Portfolio	1.0
Multimanager Mid Cap Growth Portfolio	1.0

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$997.25	$3.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06
Class K
Actual	1,000.00	997.97	1.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	45,742	$984,042
EQ/Core Bond Index Portfolio‡	710,661	7,086,729
EQ/Emerging Markets Equity PLUS Portfolio‡	548,237	4,963,573
EQ/Equity 500 Index Portfolio‡	1,081,243	38,339,479
EQ/Global Bond PLUS Portfolio‡	263,936	2,439,759
EQ/High Yield Bond Portfolio‡	225,334	2,223,336
EQ/International Equity Index Portfolio‡	907,461	8,004,709
EQ/International ETF Portfolio‡	1,790,816	5,246,028
EQ/MFS International Growth Portfolio‡	698,458	4,646,136
EQ/PIMCO Ultra Short Bond Portfolio‡	230,757	2,272,547
EQ/Quality Bond PLUS Portfolio‡	105,796	903,094
EQ/Small Company Index Portfolio‡	545,400	6,380,086
Multimanager Aggressive Equity Portfolio‡	31,621	$1,397,622
Multimanager Mid Cap Growth Portfolio*‡	91,499	875,805
Multimanager Mid Cap Value Portfolio‡	133,110	1,883,592

Total Investments (100.9%) (Cost $74,863,269)		87,646,537
Other Assets Less Liabilities (-0.9%)		(822,233)

Net Assets (100%)		$86,824,304

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA Global Equity Managed Volatility Portfolio (a)	$13,853,325	$474,871	$10,232,998	$—	$—	$4,224,829
CharterSM Multi-Sector Bond Portfolio (aa)(bb)(cc)(b)	4,593,145	402,645	1,007,588	—	—	(66,561	)(dd)
EQ/BlackRock Basic Value Equity Portfolio	—	1,089,273	159,597	984,042	12,561	118
EQ/Core Bond Index Portfolio (aa)	3,847,490	878,816	350,739	7,086,729	110,850	(8)
EQ/Emerging Markets Equity PLUS Portfolio	—	5,407,834	209,847	4,963,573	40,135	13,788
EQ/Equity 500 Index Portfolio	28,812,534	9,727,462	3,540,959	38,339,479	600,686	528,597
EQ/Global Bond PLUS Portfolio	2,039,457	621,907	183,657	2,439,759	22,859	31,856
EQ/High Yield Bond Portfolio (bb)	—	1,961,161	139,589	2,223,336	93,902	941
EQ/International Equity Index Portfolio	2,383,393	6,919,774	470,593	8,004,709	282,045	213
EQ/International ETF Portfolio	6,983,874	3,164,825	1,301,974	5,246,028	159,487	3,050,363
EQ/MFS International Growth Portfolio	3,884,790	1,858,023	652,168	4,646,136	57,542	188,231
EQ/PIMCO Ultra Short Bond Portfolio	2,127,152	342,253	185,646	2,272,547	14,511	(4)
EQ/Quality Bond PLUS Portfolio (cc)	—	11,410	—	903,094	11,409	—
EQ/Small Company Index Portfolio	6,288,792	1,627,962	1,252,020	6,380,086	63,623	534,880
Multimanager Aggressive Equity Portfolio	1,403,600	217,429	304,102	1,397,622	4,834	52,968
Multimanager Large Cap Value Portfolio	771,510	57,880	449,203	—	—	395,612
Multimanager Mid Cap Growth Portfolio	798,310	177,675	51,804	875,805	—	90,778
Multimanager Mid Cap Value Portfolio	1,706,424	197,236	105,344	1,883,592	12,963	176

	$79,493,796	$35,138,436	$20,597,828	$87,646,537	$1,487,407	$9,046,777

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(b)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $2,673,936, representing 682,811 shares of CharterSM Multi-Sector Bond Portfolio and 268,036 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $500,246, representing 127,742 shares of CharterSM Multi-Sector Bond Portfolio and 48,177 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $884,803, representing 225,941 shares of CharterSM Multi-Sector Bond Portfolio and 104,458 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(68,789) of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$87,646,537	$—	$87,646,537

Total Assets	$—	$87,646,537	$—	$87,646,537

Total Liabilities	$—	$–	$—	$—

Total	$—	$87,646,537	$—	$87,646,537

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$35,138,436
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$25,390,378

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,202,304
Aggregate gross unrealized depreciation	(5,449,776)

Net unrealized appreciation	$12,752,528

Federal income tax cost of investments	$74,894,009

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $74,863,269)	$87,646,537
Cash	340,952
Receivable from Separate Accounts for Trust shares sold	21,600
Dividends, interest and other receivables	27
Other assets	105

Total assets	88,009,221

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,068,513
Payable for securities purchased	26,827
Distribution fees payable – Class B	12,680
Administrative fees payable	10,419
Trustees’ fees payable	1,919
Investment management fees payable	1,640
Accrued expenses	62,919

Total liabilities	1,184,917

NET ASSETS	$86,824,304

Net assets were comprised of:
Paid in capital	$79,947,036
Accumulated undistributed net investment income (loss)	43,067
Accumulated undistributed net realized gain (loss) on investments	(5,949,067)
Net unrealized appreciation (depreciation) on investments	12,783,268

Net assets	$86,824,304

Class B
Net asset value, offering and redemption price per share, $59,150,518 / 5,890,382 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.04

Class K
Net asset value, offering and redemption price per share, $27,673,786 / 2,756,847 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.04

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,487,407
Interest	337

Total income	1,487,744

EXPENSES
Administrative fees	148,736
Distribution fees – Class B	143,170
Custodian fees	89,199
Investment management fees	84,433
Professional fees	49,777
Printing and mailing expenses	16,591
Trustees’ fees	3,842
Miscellaneous	1,713

Gross expenses	537,461
Less: Waiver from investment manager	(98,857)

Net expenses	438,604

NET INVESTMENT INCOME (LOSS)	1,049,140

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	4,723,761
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	4,323,016

Net realized gain (loss)	9,046,777

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(6,319,078)

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,727,699

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,776,839

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,049,140	$918,585
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	9,046,777	2,456,878
Net change in unrealized appreciation (depreciation) on investments	(6,319,078)	11,057,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,776,839	14,432,647

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(758,223)	(634,630)
Class K	(425,548)	(362,662)

	(1,183,771)	(997,292)

Distributions from net realized capital gains
Class B	(6,277,791)	(1,005,387)
Class K	(2,950,505)	(471,270)

	(9,228,296)	(1,476,657)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(10,412,067)	(2,473,949)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares repurchased [ 0 and (61,935) shares, respectively ]	—	(633,779)

Total Class A transactions	—	(633,779)

Class B
Capital shares sold [ 903,705 and 923,448 shares, respectively ]	9,934,410	9,347,335
Capital shares issued in reinvestment of dividends and distributions [ 683,801 and 156,657 shares, respectively ]	7,036,014	1,640,017
Capital shares repurchased [ (684,123) and (775,232) shares, respectively ]	(7,485,493)	(7,922,515)

Total Class B transactions	9,484,931	3,064,837

Class K
Capital shares sold [ 316,520 and 323,733 shares, respectively ]	3,502,092	3,282,998
Capital shares issued in reinvestment of dividends and distributions [ 328,158 and 79,469 shares, respectively ]	3,376,053	833,932
Capital shares repurchased [ (244,363) and (202,735) shares, respectively ]	(2,668,289)	(2,049,054)

Total Class K transactions	4,209,856	2,067,876

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,694,787	4,498,934

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,059,559	16,457,632
NET ASSETS:
Beginning of year	79,764,745	63,307,113

End of year (a)	$86,824,304	$79,764,745

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$43,067	$43,043

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2014	2013	2012	2011	2010
Net asset value, beginning of year	$10.86	$9.18	$8.28	$8.86	$7.97

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13	0.12	0.11	0.12	0.12
Net realized and unrealized gain (loss) on investments	0.37	1.90	1.06	(0.53)	0.89

Total from investment operations	0.50	2.02	1.17	(0.41)	1.01

Less distributions:
Dividends from net investment income	(0.14)	(0.13)	(0.13)	(0.12)	(0.10)
Distributions from net realized gains	(1.18)	(0.21)	(0.14)	(0.05)	(0.02)

Total dividends and distributions	(1.32)	(0.34)	(0.27)	(0.17)	(0.12)

Net asset value, end of year	$10.04	$10.86	$9.18	$8.28	$8.86

Total return	4.50%	22.16%	14.20%	(4.67)%	12.78%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$59,151	$54,174	$42,962	$42,928	$42,257
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (f)	0.72%	0.78%	0.76%	0.76%	0.85	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.17%	1.20%	1.23%	1.32%	1.48%
Before waivers and reimbursements (f)(x)	1.05%	1.02%	1.07%	1.17%	1.24%
Portfolio turnover rate^	30%	23%	23%	18%	18%

	Year Ended December 31,			December 1, 2011* to December 31, 2011
Class K	2014	2013	2012
Net asset value, beginning of period	$10.86	$9.17	$8.28	$8.44

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15	0.15	0.15	0.19
Net realized and unrealized gain (loss) on investments	0.38	1.91	1.03	(0.20)

Total from investment operations	0.53	2.06	1.18	(0.01)

Less distributions:
Dividends from net investment income	(0.17)	(0.16)	(0.15)	(0.14)
Distributions from net realized gains	(1.18)	(0.21)	(0.14)	(0.01)

Total dividends and distributions	(1.35)	(0.37)	(0.29)	(0.15)

Net asset value, end of period	$10.04	$10.86	$9.17	$8.28

Total return (b)	4.76%	22.60%	14.36%	(0.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,674	$25,591	$19,777	$16,948
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.47%	0.53%	0.51%	0.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.40%	1.48%	1.70%	27.43	%(l)
Before waivers and reimbursements (a)(f)(x)	1.28%	1.30%	1.54%	27.24	%(l)
Portfolio turnover rate^	30%	23%	23%	18%

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares*	4.73%	10.13%	4.49%
Portfolio – Class K Shares**	4.99	N/A	14.63
S&P 500 Index	13.69	15.45	7.92
Barclays U.S. Aggregate Bond Index	5.97	4.45	5.10
MSCI EAFE Index	(4.90)	5.33	2.10
* Date of inception 8/31/06. ** Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 4.73% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index, which returned 13.69%, 5.97% and (4.90)%, respectively, over the same period.

Portfolio Highlights

For the year December 31, 2014

•

As of 12/31/2014, the Portfolio’s equity allocation consisted of large cap growth stocks (20.3%), large cap value stocks (19.3%), mid cap stocks (13.3%), small cap stocks (8.8%), international stocks (23.2%) and emerging market stocks (7.1%).

•	As of 12/31/2014, the Portfolio’s fixed income allocation consisted of investment grade bonds (6.8%) and high yield bonds (1.3%).

•

In 2014, on an absolute basis, fixed-income securities and large-cap domestic equities provided the bulk of positive gains. The Portfolio’s allocation to intermediate-term U.S. government and high-quality corporate bonds provided positive returns. Its holdings in U.S. large-cap equities, in a risk-averse investment environment that favored big U.S. companies, contributed positively, while international equities showed weak performance amid slow economic growth in Europe and Japan. During the period, the U.S. dollar appreciated against most foreign currencies, which hurt the Portfolio’s performance because investments in securities with non-U.S. currency exposure lost value as the dollar rose.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/Equity 500 Index Portfolio	48.5%
EQ/International Equity Index Portfolio	10.6
EQ/Small Company Index Portfolio	8.3
EQ/MFS International Growth Portfolio	6.6
EQ/International ETF Portfolio	6.6
EQ/Emerging Markets Equity PLUS Portfolio	6.2
EQ/Core Bond Index Portfolio	3.6
Multimanager Mid Cap Value Portfolio	2.5
EQ/BlackRock Basic Value Equity Portfolio	1.7
EQ/High Yield Bond Portfolio	1.3
EQ/PIMCO Ultra Short Bond Portfolio	1.0
Multimanager Mid Cap Growth Portfolio	1.0
Multimanager Aggressive Equity Portfolio	0.9
EQ/Global Bond PLUS Portfolio	0.8
EQ/Quality Bond PLUS Portfolio	0.4

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$996.21	$3.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06
Class K
Actual	1,000.00	998.78	1.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	47,479	$1,021,393
EQ/Core Bond Index Portfolio‡	214,799	2,141,983
EQ/Emerging Markets Equity PLUS Portfolio‡	404,743	3,664,416
EQ/Equity 500 Index Portfolio‡	809,138	28,690,976
EQ/Global Bond PLUS Portfolio‡	52,859	488,618
EQ/High Yield Bond Portfolio‡	75,246	742,440
EQ/International Equity Index Portfolio‡	709,098	6,254,947
EQ/International ETF Portfolio‡	1,325,041	3,881,583
EQ/MFS International Growth Portfolio‡	587,549	3,908,373
EQ/PIMCO Ultra Short Bond Portfolio‡	61,379	604,472
EQ/Quality Bond PLUS Portfolio‡	24,908	212,622
EQ/Small Company Index Portfolio‡	420,077	4,914,055
Multimanager Aggressive Equity Portfolio‡	12,724	$562,387
Multimanager Mid Cap Growth Portfolio*‡	58,781	562,638
Multimanager Mid Cap Value Portfolio‡	106,112	1,501,552

Total Investments (102.6%) (Cost $50,702,013)		59,152,455
Other Assets Less Liabilities (-2.6%)		(1,505,999)

Net Assets (100%)		$57,646,456

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA Global Equity Managed Volatility Portfolio (a)	$9,485,862	$700,584	$7,591,292	$—	$—	$2,688,749
CharterSM Multi-Sector Bond Portfolio (b)(aa)(bb)(cc)	1,175,057	148,347	385,057	—	—	(20,597	)(dd)
EQ/BlackRock Basic Value Equity Portfolio	—	1,095,489	128,319	1,021,393	12,642	121
EQ/Core Bond Index Portfolio (aa)	1,331,031	247,075	79,177	2,141,983	33,261	9
EQ/Emerging Markets Equity PLUS Portfolio	—	4,009,885	171,608	3,664,416	29,264	9,861
EQ/Equity 500 Index Portfolio	20,211,820	8,450,233	2,423,641	28,690,976	444,613	382,243
EQ/Global Bond PLUS Portfolio	152,813	395,799	45,203	488,618	4,467	6,173
EQ/High Yield Bond Portfolio (bb)	—	707,468	51,118	742,440	30,782	267
EQ/International Equity Index Portfolio	1,697,579	5,599,677	415,591	6,254,947	217,105	(313)
EQ/International ETF Portfolio	5,163,752	2,341,682	967,337	3,881,583	118,006	2,249,340
EQ/MFS International Growth Portfolio	2,799,673	1,892,786	432,564	3,908,373	47,251	153,613
EQ/PIMCO Ultra Short Bond Portfolio	524,860	127,319	44,690	604,472	3,801	—	#
EQ/Quality Bond PLUS Portfolio (cc)	—	2,686	—	212,622	2,686	—
EQ/Small Company Index Portfolio	4,534,920	1,520,564	931,182	4,914,055	48,331	402,310
Multimanager Aggressive Equity Portfolio	448,443	232,650	166,556	562,387	1,869	1,694
Multimanager Large Cap Value Portfolio	732,272	81,579	515,477	—	—	313,395
Multimanager Mid Cap Growth Portfolio	477,423	148,164	31,913	562,638	—	57,541
Multimanager Mid Cap Value Portfolio	1,304,044	197,358	66,598	1,501,552	10,235	(3)

	$50,039,549	$27,899,345	$14,447,323	$59,152,455	$1,004,313	$6,244,403

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(b)	Formerly known as Multimanager Multi-Sector Bond Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $629,546, representing 160,760 shares of CharterSM Multi-Sector Bond Portfolio and 63,106 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $117,776, representing 30,075 shares of CharterSM Multi-Sector Bond Portfolio and 11,343 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $208,316, representing 53,195 shares of CharterSM Multi-Sector Bond Portfolio and 24,593 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(21,452) of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$59,152,455	$—	$59,152,455

Total Assets	$—	$59,152,455	$—	$59,152,455

Total Liabilities	$—	$—	$—	$—

Total	$—	$59,152,455	$—	$59,152,455

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$27,899,345
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$17,516,360

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,207,960
Aggregate gross unrealized depreciation	(3,816,547)

Net unrealized appreciation	$8,391,413

Federal income tax cost of investments	$50,761,042

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $50,702,013)	$59,152,455
Cash	213,034
Receivable from Separate Accounts for Trust shares sold	23,927
Dividends, interest and other receivables	19
Other assets	79

Total assets	59,389,514

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,600,354
Payable for securities purchased	74,425
Distribution fees payable – Class B	10,107
Administrative fees payable	4,398
Trustees’ fees payable	1,302
Accrued expenses	52,472

Total liabilities	1,743,058

NET ASSETS	$57,646,456

Net assets were comprised of:
Paid in capital	$52,626,426
Accumulated undistributed net investment income (loss)	13,689
Accumulated undistributed net realized gain (loss) on investments	(3,444,101)
Net unrealized appreciation (depreciation) on investments	8,450,442

Net assets	$57,646,456

Class B
Net asset value, offering and redemption price per share, $46,315,555 / 4,663,400 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.93

Class K
Net asset value, offering and redemption price per share, $11,330,901 / 1,141,743 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.92

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,004,313
Interest	172

Total income	1,004,485

EXPENSES
Distribution fees – Class B	109,824
Administrative fees	105,635
Custodian fees	82,501
Investment management fees	55,208
Professional fees	48,963
Printing and mailing expenses	11,542
Trustees’ fees	2,557
Miscellaneous	1,418

Gross expenses	417,648
Less: Waiver from investment manager	(114,656)

Net expenses	302,992

NET INVESTMENT INCOME (LOSS)	701,493

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	3,047,585
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	3,196,818

Net realized gain (loss)	6,244,403

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(4,317,664)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,926,739

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,628,232

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$701,493	$565,769
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	6,244,403	1,391,165
Net change in unrealized appreciation (depreciation) on investments	(4,317,664)	7,856,977

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,628,232	9,813,911

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(616,562)	(456,321)
Class K	(173,619)	(142,994)

	(790,181)	(599,315)

Distributions from net realized capital gains
Class B	(5,054,707)	(600,131)
Class K	(1,214,604)	(145,166)

	(6,269,311)	(745,297)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(7,059,492)	(1,344,612)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares repurchased [ 0 and (63,191) shares, respectively ]	—	(630,369)

Class B
Capital shares sold [ 864,602 and 867,017 shares, respectively ]	9,392,448	8,558,805
Capital shares issued in reinvestment of dividends and distributions [ 557,115 and 103,215 shares, respectively ]	5,671,269	1,056,452
Capital shares repurchased [ (478,328) and (664,972) shares, respectively ]	(5,030,286)	(6,591,730)

Total Class B transactions	10,033,431	3,023,527

Class K
Capital shares sold [ 279,259 and 237,098 shares, respectively ]	3,033,039	2,376,505
Capital shares issued in reinvestment of dividends and distributions [ 136,233 and 28,015 shares, respectively ]	1,388,223	288,160
Capital shares repurchased [ (234,560) and (103,717) shares, respectively ]	(2,579,393)	(1,016,330)

Total Class K transactions	1,841,869	1,648,335

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	11,875,300	4,041,493

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,444,040	12,510,792
NET ASSETS:
Beginning of year	50,202,416	37,691,624

End of year (a)	$57,646,456	$50,202,416

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$13,689	$13,946

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2014	2013	2012	2011	2010
Net asset value, beginning of year	$10.73	$8.81	$7.87	$8.50	$7.62

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14	0.12	0.13	0.10	0.09
Net realized and unrealized gain (loss) on investments	0.38	2.10	1.08	(0.57)	0.92

Total from investment operations	0.52	2.22	1.21	(0.47)	1.01

Less distributions:
Dividends from net investment income	(0.14)	(0.13)	(0.13)	(0.11)	(0.09)
Distributions from net realized gains	(1.18)	(0.17)	(0.14)	(0.05)	(0.04)

Total dividends and distributions	(1.32)	(0.30)	(0.27)	(0.16)	(0.13)

Net asset value, end of year	$9.93	$10.73	$8.81	$7.87	$8.50

Total return	4.73%	25.31%	15.34%	(5.53)%	13.31%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$46,316	$39,901	$30,093	$24,966	$24,047
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (f)	0.81%	0.92%	0.95%	0.99%	1.09%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.27%	1.22%	1.47%	1.22%	1.21%
Before waivers and reimbursements (f)(x)	1.06%	0.91%	1.13%	0.83%	0.71%
Portfolio turnover rate^	32%	26%	25%	13%	18%

	Year Ended December 31,			December 1, 2011* to December 31, 2011
Class K	2014	2013	2012
Net asset value, beginning of period	$10.72	$8.81	$7.86	$8.01

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14	0.16	0.15	0.17
Net realized and unrealized gain (loss) on investments	0.41	2.07	1.09	(0.18)

Total from investment operations	0.55	2.23	1.24	(0.01)

Less distributions:
Dividends from net investment income	(0.17)	(0.15)	(0.15)	(0.13)
Distributions from net realized gains	(1.18)	(0.17)	(0.14)	(0.01)

Total dividends and distributions	(1.35)	(0.32)	(0.29)	(0.14)

Net asset value, end of period	$9.92	$10.72	$8.81	$7.86

Total return (b)	4.99%	25.51%	15.79%	(0.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,331	$10,301	$7,042	$5,521
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.56%	0.67%	0.70%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.28%	1.63%	1.75%	26.13	%(l)
Before waivers and reimbursements (a)(f)(x)	1.07%	1.31%	1.41%	25.66	%(l)
Portfolio turnover rate^	32%	26%	25%	13%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Note 1	Organization and Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twenty-eight diversified Portfolios (each a “Portfolio” and together “the Portfolios”). The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

On October 30, 2013, AXA Equitable contributed $4,000,000 in seed capital into Class B shares of each of the CharterSM Fixed Income Portfolio, CharterSM Conservative Portfolio, CharterSM Moderate Portfolio, CharterSM Moderate Growth Portfolio, CharterSM Growth Portfolio, CharterSM Aggressive Growth Portfolio, CharterSM Equity Portfolio, CharterSM International Conservative Portfolio, CharterSM International Moderate Portfolio, CharterSM International Growth Portfolio, CharterSM Income Strategies Portfolio, CharterSM Interest Rate Strategies Portfolio, CharterSM Real Assets Portfolio, CharterSM Alternative 100 Conservative Plus Portfolio, CharterSM Alternative 100 Moderate Portfolio, and CharterSM Alternative 100 Growth Portfolio.

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with certain vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Portfolios are types of mutual funds often described as “fund-of-funds.” Each of the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (each an “AXA Allocation Portfolio” and together the “AXA Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, and Target 2045 Allocation Portfolio (each a “Target Allocation Portfolio” and together the “Target Allocation Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds within the EQ Advisors Trust, a separate registered investment company managed by FMG LLC. Each of the CharterSM Fixed Income Portfolio, CharterSM Conservative Portfolio, CharterSM Moderate Portfolio, CharterSM Moderate Growth Portfolio, CharterSM Growth Portfolio, CharterSM Aggressive Growth Portfolio, CharterSM Equity Portfolio, CharterSM International Conservative Portfolio, CharterSM International Moderate Portfolio, CharterSM International Growth Portfolio, CharterSM Income Strategies Portfolio, CharterSM Interest Rate Strategies Portfolio, CharterSM Multi-Sector Bond Portfolio (prior to conversion known as Multimanager Multi-Sector Bond Portfolio), CharterSM Real Assets Portfolio, CharterSM Small Cap Growth Portfolio (prior to conversion known as Multimanager Small Cap Growth Portfolio), CharterSM Small Cap Value Portfolio (prior to conversion known as Multimanager Small Cap Growth Portfolio), CharterSM Alternative 100 Conservative Plus Portfolio, CharterSM Alternative 100 Moderate Portfolio, and CharterSM Alternative 100 Growth Portfolio (each a “Charter Allocation Portfolio” and together the “Charter Allocation Portfolios”) pursues its investment objective by investing in other affiliated mutual funds within the EQ Advisors Trust, managed by FMG LLC and other unaffiliated investment companies or exchange-traded funds.

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to portfolios of EQ Advisors Trust.

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December 31, 2014

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

CharterSM Fixed Income Portfolio — Seeks a high level of current income.

CharterSM Conservative Portfolio — Seeks a high level of current income.

CharterSM Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Moderate Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Growth Portfolio — Seeks long-term capital appreciation and current income.

CharterSM Aggressive Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

CharterSM Equity Portfolio — Seeks long-term capital appreciation.

CharterSM International Conservative Portfolio — Seeks a high level of current income.

CharterSM International Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM International Growth Portfolio — Seeks long-term capital appreciation and current income.

CharterSM Income Strategies Portfolio — Seeks a high level of current income.

CharterSM Interest Rate Strategies Portfolio — Seeks to achieve long-term total return, consistent with the preservation of capital and prudent investment management.

CharterSM Multi-Sector Bond Portfolio — Seeks to achieve high total return through a combination of current income and capital appreciation.

CharterSM Real Assets Portfolio — Seeks to achieve maximum real return.

CharterSM Small Cap Growth Portfolio — Seeks to achieve long-term growth of capital.

CharterSM Small Cap Value Portfolio — Seeks to achieve long-term growth of capital.

CharterSM Alternative 100 Conservative Plus Portfolio — Seeks long-term capital appreciation.

CharterSM Alternative 100 Moderate Portfolio — Seeks long-term capital appreciation.

CharterSM Alternative 100 Growth Portfolio — Seeks long-term capital appreciation.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

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December 31, 2014

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of U.S. GAAP.

On April 21, 2014 CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio and CharterSM Small Cap Value Portfolio converted from a multi-manager structure to a fund-of-funds structure. Details of the conversion are in Note 10: Substitution, Reorganization and In-Kind Transactions.

Valuation:

Equity securities (including securities issued by Exchange Traded Funds (“ETFs”)) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at prices obtained from a pricing service for such instruments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

Options that are traded on an exchange are valued at their last sale price. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate and Municipal bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. The pricing service may utilize many factors in making evaluations, including trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

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December 31, 2014

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depository Receipt (“ADR”) or similar form, are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

Futures contracts are valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making valuations.

During the year ended December 31, 2014, the CharterSM Multi-Sector Bond Portfolio (prior to conversion, when the Portfolio was named the Multimanager Multi-Sector Bond Portfolio) held forward foreign currency contracts to either gain exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for the Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Portfolio’s financial statements can be found in the Statement of Operations and Portfolio of Investments for the Portfolio.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

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December 31, 2014

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2014 is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price.

Transfers into and transfers out of Level 3, if material, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and investment sub-advisers (“Advisers”) for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAVs.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. At December 31, 2014, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding tax) and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the Trust is informed of the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual

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December 31, 2014

amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized gains in each Statement of Assets and Liabilities.

Capital Gains Taxes:

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. These Portfolios have recorded a deferred tax liability with respect to unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2014. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes for securities that have been sold are included in the net realized gain (loss) on investments in the Statements of Operations for the Portfolios. There were no capital gains tax accruals made for any of the Portfolios for the year ended December 31, 2014.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

Offering costs incurred during the year ended December 31, 2013 by the Portfolios shown below were:

Portfolios:	Amount
CharterSM Fixed Income	$17,579
CharterSM Conservative	17,579
CharterSM Moderate	17,579
CharterSM Moderate Growth	17,579
CharterSM Growth	17,578
CharterSM Aggressive Growth	17,717
CharterSM Equity	17,579
CharterSM International Conservative	17,579
CharterSM International Moderate	17,579
CharterSM International Growth	17,579
CharterSM Income Strategies	17,580
CharterSM Interest Rate Strategies	17,579
CharterSM Real Assets	17,579
CharterSM Alternative 100 Conservative Plus	17,578
CharterSM Alternative 100 Moderate	17,579
CharterSM Alternative 100 Growth	17,579

Offering costs are amortized by the Portfolios over a twelve-month period on a straight-line basis.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on a Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations, in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions is required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2014, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences are primarily due to differing book and tax treatments for losses due to Post-October Loss Deferrals (CharterSM Multi-Sector Bond Portfolio), Capital Loss Carryovers (CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio, CharterSM Small Cap Value Portfolio and CharterSM Alternative 100 Growth Portfolio), Partnership Basis Adjustments (CharterSM Real Asset Portfolio, CharterSM Alternative 100 Conservative Plus Portfolio, CharterSM Alternative 100 Moderate Portfolio and CharterSM Alternative 100 Growth Portfolio), Loss Deferrals Due to Investments in Affiliated Fund of Fund Investments (AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio), and Realized Gains/Losses from the Conversions (AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio).

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December 31, 2014

In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2014 and December 31, 2013, were as follows:

	Year Ended December 31, 2014				Year Ended December 31, 2013
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Conservative Allocation	$13,939,706	$46,142,125	$99,754	$15,248,751	$18,270,254	$45,289,379	$205,011	$22,922,438
AXA Conservative-Plus Allocation	18,467,629	66,683,479	136,910	30,752,208	27,514,355	56,379,010	595,229	42,095,652
AXA Moderate Allocation	117,043,207	414,416,005	2,455,292	192,399,042	169,360,881	277,543,120	2,003,115	253,848,093
AXA Moderate-Plus Allocation	160,385,187	735,156,800	1,810,420	297,128,951	248,743,978	375,905,579	4,767,412	399,596,649
AXA Aggressive Allocation	62,077,228	315,572,714	1,316,748	135,521,626	94,404,107	95,566,113	1,581,492	149,692,500
CharterSM Fixed Income	114,004	—	1,986	—	45,191	3,835	—	—
CharterSM Conservative	239,383	3,181	7,875	65,034	49,032	13,989	—	3,692
CharterSM Moderate	289,432	21,406	15,718	143,496	50,571	13,823	—	11,497
CharterSM Moderate Growth	192,006	32,908	18,281	127,224	66,295	14,413	—	25,498
CharterSM Growth	204,244	36,708	40,354	170,852	57,484	13,539	—	26,072
CharterSM Aggressive Growth	103,539	9,181	8,575	100,766	55,632	29,641	—	13,751
CharterSM Equity	64,198	61,370	3,898	100,524	61,734	13,706	—	47,664
CharterSM International Conservative	132,137	—	2,167	2,496	42,859	6,447	—	—
CharterSM International Moderate	137,216	—	3,204	7,109	42,928	5,681	—	—
CharterSM International Growth	136,263	—	4,227	12,273	43,301	4,622	—	—
CharterSM Income Strategies	191,780	25,802	7,429	62,421	79,751	11,486	—	28,387
CharterSM Interest Rate Strategies	207,908	10,440	9,390	65,290	49,729	13,671	—	15,329
CharterSM Multi-Sector Bond	6,264,005	—	4,719	—	18,051,766	—	387,161	—
CharterSM Real Assets	123,441	—	—	—	29,039	—	—	—
CharterSM Small Cap Growth	—	—	—	—	—	—	—	—
CharterSM Small Cap Value	325,089	—	—	—	1,852,765	—	—	—
CharterSM Alternative 100 Conservative Plus	101,946	—	13,436	12,298	62,400	12,405	—	311
CharterSM Alternative 100 Moderate	138,373	—	19,943	3,462	56,846	10,214	—	—
CharterSM Alternative 100 Growth	120,212	—	11,163	—	42,097	3,579	—	—
Target 2015 Allocation	1,149,055	9,492,811	61,876	768,293	1,276,015	2,394,226	15,100	1,886,495
Target 2025 Allocation	2,033,580	1 2,909,314	93,241	1,681,981	1,695,211	1,935,819	117,533	2,364,562
Target 2035 Allocation	1,351,122	9,060,945	34,985	1,362,087	1,120,990	1,352,959	104,719	1,678,161
Target 2045 Allocation	8 65,093	6,194,399	33,318	1,016,896	637,225	707,387	42,314	1,118,265

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

There was no Return of Capital for any Portfolios during the year ended December 31, 2014.

Additionally, the following Portfolios had a Return of Capital during the year ended December 31, 2013.

Portfolios:	Return of Capital
CharterSM Fixed Income	$10,639
CharterSM International Conservative	10,373
CharterSM International Moderate	10,431
CharterSM International Growth	10,277
CharterSM Real Assets	15,321
CharterSM Alternative 100 Moderate	3,390
CharterSM Alternative 100 Growth	10,044

Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed (overdistributed) net investment income (loss), accumulated net realized gain (loss) and paid-in capital at December 31, 2014 as follows:

Portfolios:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
AXA Conservative Allocation	$4,717,981	$(4,717,981)	$—
AXA Conservative-Plus Allocation	8,579,833	(8,579,799)	(34)
AXA Moderate Allocation	57,864,698	(57,864,698)	—
AXA Moderate-Plus Allocation	89,518,156	(89,518,156)	—
AXA Aggressive Allocation	36,688,171	(36,688,171)	—
CharterSM Fixed Income	34,534	(17,773)	(16,761)
CharterSM Conservative	68,111	(52,639)	(15,472)
CharterSM Moderate	90,475	(75,036)	(15,439)
CharterSM Moderate Growth	67,943	(52,493)	(15,450)
CharterSM Growth	74,848	(59,141)	(15,707)
CharterSM Aggressive Growth	45,993	(30,502)	(15,491)
CharterSM Equity	31,365	(16,005)	(15,360)
CharterSM International Conservative	26,160	(7,012)	(19,148)
CharterSM International Moderate	28,945	(7,832)	(21,113)
CharterSM International Growth	33,565	(8,576)	(24,989)
CharterSM Income Strategies	44,672	(29,335)	(15,337)
CharterSM Interest Rate Strategies	58,142	(42,751)	(15,391)
CharterSM Multi-Sector Bond	(126,780)	(3,932,910)	4,059,690
CharterSM Real Assets	29,302	(6,465)	(22,837)
CharterSM Small Cap Growth	1,080,245	(38,211,548)	37,131,303
CharterSM Small Cap Value	(152,743)	(26,575,196)	26,727,939
CharterSM Alternative 100 Conservative Plus	76,862	(43,919)	(32,943)
CharterSM Alternative 100 Moderate	87,059	(54,482)	(32,577)
CharterSM Alternative 100 Growth	57,009	(29,082)	(27,927)
Target 2015 Allocation	122,570	(122,570)	—
Target 2025 Allocation	193,302	(193,302)	—
Target 2035 Allocation	134,655	(134,660)	5
Target 2045 Allocation	88,431	(88,431)	—

The significant permanent book and tax differences related to the adjustments above are related to Wash Sales Disallowed Related to the Conversion (CharterSM Small Cap Growth Portfolio), Net Operating Losses (CharterSM Small Cap Growth Portfolio), Short-Term Capital Gain Distributions Received From Fund of Fund Investments (AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, CharterSM Alternative 100 Conservative Plus Portfolio, CharterSM Alternative 100 Moderate Portfolio and CharterSM Alternative 100 Growth Portfolio), Redemptions In-Kind (CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio and CharterSM Small Cap Value Portfolio), and Partnership Basis Adjustments Related to the Conversion (CharterSM Small Cap Value Portfolio).

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

Net Capital and net specified gains/losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. For the year ended December 31, 2014, the following Portfolio deferred to January 1, 2015 post-October losses of:

Portfolio:	Specified Loss	Short-Term Capital Loss	Long-Term Capital Loss
CharterSM Multi-Sector Bond	$—	$732,039	$1,083,187

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses, therefore some net capital loss carryforwards that would have been utilized under prior law may expire unused. Pre-enactment and post-enactment net capital losses that will be carried forward, if any, are presented in the table below.

The following Portfolios have capital loss carryforward amounts from prior to the RIC Mod Act available for use and utilized during 2014 as follows:

	Expiring
Portfolios:	2015	2016	2017	2018	Total	Utilized
CharterSM Multi-Sector Bond	$—	$1,510,950	$507,367,626	$—	$508,878,576	$5,745,391
CharterSM Small Cap Growth	—	—	4,033,352	—	4,033,352	36,708,615
CharterSM Small Cap Value	—	11,145,281	259,529,581	—	270,674,862	26,355,705

The following Portfolios utilized net capital loss carryforwards during 2014 and/or have losses incurred that will be carried forward under the provisions of the RIC Mod Act as follows:

	Utilized		Losses Carried Forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
CharterSM Fixed Income	$—	$—	$10,134	$—
CharterSM Real Assets	—	—	26,354	25,886
CharterSM Alternative 100 Growth	—	—	21,242	18,217

Sale-Buybacks

The CharterSM Multi-Sector Bond Portfolio (prior to conversion, when the Portfolio was named Multimanager Multi-Sector Bond Portfolio) entered into financing transactions referred to as “sale-buybacks” during the year ended December 31, 2014. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid to cover its obligations under sale-buyback transactions. None of the Portfolios had open sale-buybacks at December 31, 2014.

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December 31, 2014

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, a Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy or sell a futures contract for a set price in the future. During the reporting period, certain Portfolios bought or sold futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of a Portfolio’s securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

The CharterSM Small Cap Growth Portfolio and the CharterSM Small Cap Value Portfolio (prior to conversion, when the Portfolios were named Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio, respectively) used futures contracts during the year ended December 31, 2014 to equitize cash, or to increase or decrease the level of equity exposure during periods when market volatility differed from specific thresholds set for each Portfolio. At December 31, 2014, none of the Portfolios had open exchange-traded long futures contracts. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations for each Portfolio.

During the reporting period, certain Portfolios made contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the

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December 31, 2014

risk of decline in value of a Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time. At December 31, 2014, none of the Portfolios had open forward commitments. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations for each Portfolio.

The Portfolios may be exposed to foreign currency risks associated with portfolio investments. During the reporting period, certain Portfolios entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract. At December 31, 2014, none of the Portfolios had open forward foreign currency exchange contracts. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations for each Portfolio.

During the reporting period, certain Portfolios purchased foreign currency on a spot (or cash) basis. In addition, certain Portfolios entered into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations. The Portfolios engaged in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also bought forward foreign currency exchange contracts to gain exposure to currencies. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency. At December 31, 2014, none of the Portfolios had open forward contracts. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations for each Portfolio.

Options Written:

During the reporting period, certain Portfolios wrote (sold) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchased and sold exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a

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December 31, 2014

closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract. At December 31, 2014, none of the Portfolios had open exchange traded options. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations for each Portfolio.

Market and Credit Risk:

Written options, futures contracts, forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts and over-the-counter options are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Offsetting Assets and Liabilities:

The Portfolios have adopted Accounting Standards update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information enables users of the Portfolios’ financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolios’ financial position.

For U.S. GAAP purposes, the Portfolios do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

Note 2	Management of the Trust

The Trust has entered into an investment management agreement (the “Management Agreement”) with FMG LLC. The Management Agreement for the Portfolios obligates the Manager to, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the Portfolios; (iii) implement and monitor the investment programs and results; (iv) apprise the Trustees/Trust of developments materially affecting the Portfolios; (v) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board. For the year ended December 31, 2014, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
CharterSM Fixed Income	0.150% of average daily net assets
CharterSM Conservative	0.150% of average daily net assets
CharterSM Moderate	0.150% of average daily net assets
CharterSM Moderate Growth	0.150% of average daily net assets
CharterSM Growth	0.150% of average daily net assets

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Portfolios:	Management Fee
CharterSM Aggressive Growth	0.150% of average daily net assets
CharterSM Equity	0.150% of average daily net assets
CharterSM International Conservative	0.150% of average daily net assets
CharterSM International Moderate	0.150% of average daily net assets
CharterSM International Growth	0.150% of average daily net assets
CharterSM Income Strategies	0.150% of average daily net assets
CharterSM Interest Rate Strategies	0.150% of average daily net assets
CharterSM Multi-Sector Bond	0.150% of average daily net assets
CharterSM Real Assets	0.150% of average daily net assets
CharterSM Small Cap Growth	0.150% of average daily net assets
CharterSM Small Cap Value	0.150% of average daily net assets
CharterSM Alternative 100 Conservative Plus	0.150% of average daily net assets
CharterSM Alternative 100 Moderate	0.150% of average daily net assets
CharterSM Alternative 100 Growth	0.150% of average daily net assets
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $10 Billion	Next $3 Billion	Thereafter
AXA Conservative Allocation	0.100%	0.095%	0.090%
AXA Conservative-Plus Allocation	0.100%	0.095%	0.090%
AXA Moderate Allocation	0.100%	0.095%	0.090%
AXA Moderate-Plus Allocation	0.100%	0.095%	0.090%
AXA Aggressive Allocation	0.100%	0.095%	0.090%

Prior to the conversion of the CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio and CharterSM Small Cap Value Portfolio (when they were named Multimanager Multi-Sector Bond Portfolio, Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio, respectively), the Trust entered into a separate Management Agreement with FMG LLC dated as of April 18, 2014. The Management Agreement for these Portfolios obligated the Manager to, among other things: (i) provide investment management services to the Trust; (ii) search for and select the Advisers for each Portfolio; (iii) monitor each Adviser’s investment programs and results; (iv) review brokerage matters; (v) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board.

At that time, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Multimanager Small Cap Growth	0.850%	0.800%	0.775%	0.750%	0.725%
Multimanager Small Cap Value	0.850%	0.800%	0.775%	0.750%	0.725%

	(as a percentage of average daily net assets)
Portfolio:	First $500 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Multi-Sector Bond	0.550%	0.525%	0.500%	0.480%	0.470%

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December 31, 2014

Note 3	Administrative Fees

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays to FMG LLC, as Administrator, an annual fee in accordance with the following schedule:

(i) Each AXA Allocation and Target Allocation Portfolio pays the greater of $32,500 or its proportionate share of an asset-based administration fee. For purposes of calculating the asset-based administration fee, the assets of the AXA Allocation Portfolios and Target Allocation Portfolios are aggregated. The asset based administration fee is equal to an annual rate of 0.150% of the first $20 billion of the aggregate average daily net assets of the AXA Allocation Portfolios and Target Allocation Portfolios; 0.125% on the next $5 billion; and 0.100% thereafter.

(ii) Each Charter Allocation Portfolio pays the greater of $32,500 or its proportionate share of an asset-based administration fee. The asset-based administration fee is equal to an annual rate of 0.15% of the aggregate average daily net assets of the Charter Allocation Portfolios.

Prior to October 1, 2014, the administration fee for the AXA Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios was as follows:

(i) $32,500 for each AXA Allocation and Target Allocation Portfolio whose total average annual net assets are less than $5 billion; and $32,500 for each Charter Allocation Portfolio; plus

(ii) With respect to the AXA Allocation Portfolios and Target Allocation Portfolios:

0.150% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios up to and including $15 billion;

0.125% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios in excess of $15 billion and up to and including $20 billion;

0.100% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios in excess of $20 billion.

To be calculated on a per Portfolio basis; and

(iii) With respect to the Charter Allocation Portfolios:

0.150% of the total average net assets.

To be calculated on a per Portfolio basis.

Prior to the conversion of the CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio and CharterSM Small Cap Value Portfolio on April 21, 2014, the administration fee was the following:

(i) $32,500 for each Portfolio whose total average annual net assets are less than $5 billion; plus

0.150% of total average net assets of the Portfolios (together with the net assets of certain other Portfolios no longer in the Trust), up to and including $15 billion;

0.125% of total average net assets of the Portfolios (together with the net assets of certain other Portfolios no longer in the Trust), in excess of $15 billion and up to and including $30 billion;

0.100% of total average net assets of the Portfolios (together with the net assets of certain other Portfolios no longer in the Trust), in excess of $30 billion;

Pursuant to a sub-administration agreement with FMG LLC, the Sub-Administrator provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

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Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5	Concentration of Credit Risk

During the year ended December 31, 2014, CharterSM Small Cap Growth Portfolio and CharterSM Small Cap Value Portfolio maintained significant cash balances or significant foreign currency balances with JPMorgan Chase Bank, N.A. or its affiliates. The Portfolios were subject to credit risk should JPMorgan Chase Bank, N.A. or its affiliates been unable to fulfill their obligations. Additionally, during the year ended December 31, 2014, CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio, and CharterSM Small Cap Value Portfolio held significant collateral balances with Goldman Sachs & Co. The Portfolios were subject to credit risk should Goldman Sachs & Co. been unable to fulfill their obligations.

Note 6	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 7	Expense Limitation

In the interest of limiting through April 30, 2015 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of certain Portfolios, FMG LLC has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, FMG LLC has agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
CharterSM Fixed Income*	N/A	N/A	0.65%
CharterSM Conservative*	N/A	N/A	0.65
CharterSM Moderate*	N/A	N/A	0.65
CharterSM Moderate Growth*	N/A	N/A	0.65
CharterSM Growth*	N/A	N/A	0.65
CharterSM Aggressive Growth*	N/A	N/A	0.65

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December 31, 2014

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
CharterSM Equity*	N/A	N/A	0.65%
CharterSM International Conservative*	N/A	N/A	0.65
CharterSM International Moderate*	N/A	N/A	0.65
CharterSM International Growth*	N/A	N/A	0.65
CharterSM Income Strategies*	N/A	N/A	0.65
CharterSM Interest Rate Strategies*	N/A	N/A	0.65
CharterSM Real Assets*	N/A	N/A	0.65
CharterSM Alternative 100 Conservative Plus*	N/A	N/A	0.65
CharterSM Alternative 100 Moderate*	N/A	N/A	0.65
CharterSM Alternative 100 Growth *	N/A	N/A	0.65
CharterSM Small Cap Growth	0.40%	0.65%	0.65
CharterSM Small Cap Value	0.40	0.65	0.65
CharterSM Multi-Sector Bond	0.40	0.65	0.65
Target 2015 Allocation	0.35	0.60	0.60
Target 2025 Allocation	0.35	0.60	0.60
Target 2035 Allocation**	0.35	N/A	0.60
Target 2045 Allocation**	0.35	N/A	0.60

+	Includes amounts payable pursuant to Rule 12b-1
*	Portfolio currently only has Class B shares registered
**	The Trust offers only Class B and Class K shares of this Portfolio

The expenses as a percentage of daily net assets for each AXA Allocation Portfolio, inclusive of fees and expenses of other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), are limited to the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
AXA Conservative Allocation	0.75%	1.00%	1.00%
AXA Conservative-Plus Allocation	0.85	1.10	1.10
AXA Moderate Allocation	0.90	1.15	1.15
AXA Moderate-Plus Allocation	0.95	1.20	1.20
AXA Aggressive Allocation	1.00	1.25	1.25

+	Includes amounts payable pursuant to Rule 12b-1

Prior to the conversions of CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio and CharterSM Small Cap Value Portfolio on April 21, 2014, the expense limitations for these Portfolios were as follows:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
CharterSM Multi-Sector Bond	0.75%	1.00%	1.00%
CharterSM Small Cap Growth	1.05	1.30	1.30
CharterSM Small Cap Value	1.05	1.30	1.30

+	Includes amounts payable pursuant to Rule 12b-1

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FMG LLC first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. FMG LLC may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and FMG LLC has recouped any eligible previous payments or waivers made, the Portfolio will be charged such lower expenses. FMG LLC’s selection of Underlying Portfolios and Underlying ETFs may positively or negatively impact its obligations under the Expense Limitation Agreement and its ability to recoup previous payments or waivers made under the Expense Limitation Agreement.

During the year ended December 31, 2014, FMG LLC received recoupment from the following Portfolios:

Portfolios:	Recoupment
AXA Moderate Allocation	$1,240,091
CharterSM Multi-Sector Bond	5,378
CharterSM Small Cap Value	1,019
Multimanager Large Cap Core Equity*	6,082
Multimanager Technology*	8

$1,252,578

*	A Portfolio no longer within this Trust.

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At December 31, 2014, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2015	2016	2017	Total Eligible For Reimbursement
AXA Conservative Allocation	$1,620,676	$1,557,255	$1,277,561	$4,455,492
AXA Conservative-Plus Allocation	383,040	399,399	353,170	1,135,609
CharterSM Fixed Income	—	59,171	164,966	224,137
CharterSM Conservative	—	59,151	255,995	315,146
CharterSM Moderate	—	59,160	256,110	315,270
CharterSM Moderate Growth	—	59,116	260,069	319,185
CharterSM Growth	—	59,111	257,940	317,051
CharterSM Aggressive Growth	—	59,188	251,513	310,701
CharterSM Equity	—	59,165	185,500	244,665
CharterSM International Conservative	—	59,179	163,963	223,142
CharterSM International Moderate	—	59,180	157,720	216,900
CharterSM International Growth	—	59,181	159,747	218,928
CharterSM Income Strategies	—	59,176	176,457	235,633
CharterSM Interest Rate Strategies	—	59,176	176,251	235,427
CharterSM Real Assets	—	59,188	138,870	198,058
CharterSM Small Cap Growth	—	64,386	122,184	186,570
CharterSM Small Cap Value	—	57,740	79,565	137,305
CharterSM Alternative 100 Conservative Plus	—	59,172	142,715	201,887
CharterSM Alternative 100 Moderate	—	59,168	145,055	204,223
CharterSM Alternative 100 Growth	—	59,187	141,425	200,612
Target 2015 Allocation	94,504	123,469	101,668	319,641

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

Portfolios:	2015	2016	2017	Total Eligible For Reimbursement
Target 2025 Allocation	$75,099	$96,322	$63,259	$234,680
Target 2035 Allocation	105,127	129,802	98,857	333,786
Target 2045 Allocation	122,398	139,595	114,656	376,649

Effective October 1, 2014, FMG LLC has voluntarily agreed to make payments or waive all or a portion of its management, administrative, and other fees, inclusive of fees and expenses of the other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, capitalized expenses and extraordinary expenses) so that the annual operating expense of each Portfolio as a percentage of average daily net assets do not exceed the following respective expense rates (voluntary waivers may be reduced or discontinue at anytime without notice):

	Total Expenses Limited to (% of average daily net assets)
Portfolios:	Class K	Class A	Class B
CharterSM Multi-Sector Bond	0.85%	1.10%	1.10%
CharterSM Small Cap Growth	1.20	1.45	1.45
CharterSM Small Cap Value	1.20	1.45	1.45

During the year ended December 31, 2014, FMG LLC voluntarily waived fees for three Portfolios. These amounts are as follows and are not eligible for recoupment:

Portfolios:	Voluntary Waivers
CharterSM Multi-Sector Bond	$50,293
CharterSM Small Cap Growth	50,133
CharterSM Small Cap Value	90,622

Note 8	Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five- to twenty-year period elected by such Trustee. At December 31, 2014, the total amount deferred by the Trustees participating in the Plan was $804,974.

Note 9	Percentage of Ownership by Affiliates

At December 31, 2014, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
CharterSM Fixed Income	78.27%
CharterSM Conservative	30.03
CharterSM Moderate	23.15
CharterSM Moderate Growth	32.34
CharterSM Growth	28.80
CharterSM Aggressive Growth	57.34
CharterSM Equity	78.77

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Portfolios:	Percentage of Ownership
CharterSM International Conservative	90.04%
CharterSM International Moderate	82.91
CharterSM International Growth	87.41
CharterSM Income Strategies	62.65
CharterSM Interest Rate Strategies	47.74
CharterSM Real Assets	81.73
CharterSMAlternative 100 Consevative PLUS	68.22
CharterSM Alternative 100 Moderate	51.12
CharterSM Alternative 100 Growth	67.80

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of December 31, 2014.

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/International ETF	—%	—%	10.60%	46.72%	17.83%
AXA Global Equity Managed Volatility	0.20	0.98	7.84	10.18	3.99
AXA International Core Managed Volatility	0.30	0.81	7.56	12.04	4.66
AXA International Value Managed Volatility	0.31	0.81	5.77	11.82	6.61
AXA Large Cap Core Managed Volatility	1.06	1.62	9.14	15.56	6.48
AXA Large Cap Growth Managed Volatility	0.52	0.93	5.64	8.16	3.07
AXA Large Cap Value Managed Volatility	0.13	0.46	3.53	8.55	4.64
AXA/Franklin Small Cap Value Managed Volatility	—	1.03	13.65	27.37	11.20
AXA/Horizon Small Cap Value	—	3.55	7.88	25.06	7.34
AXA/Lord Abbett Micro Cap	0.64	1.57	16.05	41.02	18.16
AXA/Morgan Stanley Small Cap Growth	0.68	1.11	15.04	38.70	19.15
AXA/Pacific Global Small Cap Value	—	2.32	10.70	24.65	7.14
ATM International Managed Volatility	1.14	3.40	31.27	46.46	17.74
ATM Large Cap Managed Volatility	2.54	4.47	27.69	45.38	19.92
ATM Mid Cap Managed Volatility	2.04	4.32	30.08	43.70	19.86
ATM Small Cap Managed Volatility	0.30	3.05	24.10	53.01	19.54
EQ/AllianceBernstein Small Cap Growth	0.17	0.99	10.80	18.06	5.68
EQ/BlackRock Basic Value Equity	1.68	2.47	13.89	17.13	6.42
EQ/Boston Advisors Equity Income	3.13	3.96	24.55	30.30	11.13
EQ/Core Bond Index	4.68	3.68	18.01	12.14	1.22
EQ/GAMCO Small Company Value	0.30	0.55	4.84	6.55	3.14
EQ/Global Bond PLUS	8.28	6.62	36.75	3.19	—
EQ/High Yield Bond	4.63	4.89	19.77	8.31	0.75
EQ/Intermediate Government Bond	6.75	5.40	24.84	17.95	1.81

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Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/International Equity Index	0.04%	0.19%	0.81%	2.38%	3.40%
EQ/Large Cap Growth Index	0.26	0.89	5.49	10.45	4.92
EQ/MFS International Growth	1.16	3.39	24.97	32.45	13.99
EQ/PIMCO Ultra Short Bond	11.00	8.74	39.49	27.06	2.68
EQ/Quality Bond PLUS	0.38	0.55	2.43	2.06	0.48
Multimanager Core Bond	5.66	4.55	22.55	13.98	1.49
Multimanager Mid Cap Growth	1.21	1.48	5.30	8.45	4.99
Multimanager Mid Cap Value	0.79	2.64	17.98	8.47	3.29

Portfolios:	CharterSM Fixed Income		CharterSM Conservative		CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth		CharterSM Aggressive Growth
EQ/Energy ETF	—%		0.35%		0.92%	1.09%	3.28%		2.36%
EQ/Low Volatility Global ETF	—		1.13		2.53	2.18	2.92		1.73
AXA SmartBeta Equity	—		0.54		1.44	1.24	1.66		0.99
AXA/Horizon Small Cap Value	—		—		—	—	—		—
AXA/Lord Abbett Micro Cap	—		0.05		0.10	0.11	0.15		0.08
AXA/Morgan Stanley Small Cap Growth	—		—		—	—	—		—
AXA/Pacific Global Small Cap Value	—		—		—	—	—		—
EQ/AllianceBernstein Small Cap Growth	—		0.01		0.02	0.01	0.02		0.01
EQ/BlackRock Basic Value Equity	—		0.01		0.02	0.02	0.02		0.01
EQ/Boston Advisors Equity Income	—		—		—	—	—		—
EQ/Capital Guardian Research	—		0.07		0.17	0.16	0.22		0.13
EQ/Convertible Securities	2.51		5.41		5.78	3.38	2.88		1.01
EQ/Core Bond Index	—	#	—		—	—	—		—
EQ/Emerging Markets Equity PLUS	—		0.28		0.65	0.57	0.78		0.47
EQ/GAMCO Mergers and Acquisitions	—		0.07		0.11	0.11	0.09		0.02
EQ/GAMCO Small Company Value	—		—	#	0.01	0.01	0.01		0.01
EQ/Global Bond PLUS	0.15		0.29		0.30	0.15	0.10		0.02
EQ/High Yield Bond	0.15		0.38		0.36	0.18	0.13		0.03
EQ/Intermediate Government Bond	0.01		0.01		0.01	0.01	—	#	—	#
EQ/International Equity Index	—		0.02		0.04	0.04	0.06		0.03
EQ/Invesco Comstock	—		0.06		0.13	0.12	0.17		0.10
EQ/MFS International Growth	—		0.02		0.04	0.04	0.05		0.03
EQ/Morgan Stanley Mid Cap Growth	—		0.02		0.05	0.04	0.06		0.03
EQ/Natural Resources PLUS	—		0.11		0.30	0.40	1.04		0.76
EQ/PIMCO Global Real Return	1.35		2.80		2.62	1.27	0.97		0.18
EQ/PIMCO Ultra Short Bond	0.03		0.05		0.05	0.03	0.02		—	#
EQ/Quality Bond PLUS	—	#	—		—	—	—		—
EQ/Real Estate PLUS	—		0.20		0.66	0.70	1.40		1.02
EQ/T. Rowe Price Growth Stock	—		0.02		0.04	0.04	0.05		0.03
EQ/Wells Fargo Omega Growth	—		0.03		0.07	0.07	0.09		0.05
Multimanager Core Bond	0.05		0.16		0.15	0.08	0.05		0.01
Multimanager Mid Cap Value	—		0.10		0.22	0.21	0.29		0.17

#	Percentage of ownership is less than 0.005%.

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December 31, 2014

Portfolios:	CharterSM Equity	CharterSM International Conservative	CharterSM International Moderate	CharterSM International Growth	CharterSM Income Strategies		CharterSM Interest Rate Strategies
EQ/Energy ETF	—%	—%	—%	—%	1.54%		3.21%
EQ/Low Volatility Global ETF	1.95	0.78	1.52	2.28	—		11.12
AXA SmartBeta Equity	1.12	0.46	0.88	1.31	—		—
AXA/Horizon Small Cap Value	—	—	—	—	—		—
AXA/Lord Abbett Micro Cap	0.10	—	—	—	—		—
AXA/Morgan Stanley Small Cap Growth	—	—	—	—	—		—
AXA/Pacific Global Small Cap Value	—	—	—	—	—		—
EQ/AllianceBernstein Small Cap Growth	0.01	—	—	—	—		—
EQ/BlackRock Basic Value Equity	0.01	—	—	—	—		—
EQ/Boston Advisors Equity Income	—	—	—	—	0.09		0.09
EQ/Capital Guardian Research	0.15	—	—	—	—		—
EQ/Convertible Securities	—	—	—	—	—		3.54
EQ/Core Bond Index	—	—	—	—	—	#	—
EQ/Emerging Markets Equity PLUS	0.57	0.16	0.29	0.42	—		—
EQ/GAMCO Mergers and Acquisitions	—	—	—	—	—		—
EQ/GAMCO Small Company Value	0.01	—	—	—	—		—
EQ/Global Bond PLUS	—	0.17	0.13	0.06	0.05		0.06
EQ/High Yield Bond	—	—	—	—	0.17		0.05
EQ/Intermediate Government Bond	—	—	—	—	—		—
EQ/International Equity Index	0.04	0.01	0.02	0.03	—		—
EQ/Invesco Comstock	0.12	—	—	—	—		—
EQ/MFS International Growth	0.03	0.01	0.02	0.03	—		—
EQ/Morgan Stanley Mid Cap Growth	0.04	—	—	—	—		—
EQ/Natural Resources PLUS	—	—	—	—	0.50		1.03
EQ/PIMCO Global Real Return	—	1.18	0.91	0.40	0.43		2.28
EQ/PIMCO Ultra Short Bond	—	—	—	—	—		0.02
EQ/Quality Bond PLUS	—	—	—	—	0.01		—
EQ/Real Estate PLUS	—	0.50	1.11	2.11	1.60		1.96
EQ/T. Rowe Price Growth Stock	0.04	—	—	—	—		—
EQ/Wells Fargo Omega Growth	0.06	—	—	—	—		—
Multimanager Core Bond	—	—	—	—	0.09		—
Multimanager Mid Cap Value	0.19	—	—	—	—		—

#	Percentage of ownership is less than 0.005%.

Portfolios:	CharterSM Multi- Sector Bond	CharterSM Real Assets	CharterSM Small Cap Growth	CharterSM Small Cap Value	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Growth
EQ/Energy ETF	—%	3.31%	—%	—%	2.74%	6.28%	7.65%
EQ/Low Volatility Global ETF	—	—	—	—	—	—	—
AXA SmartBeta Equity	—	—	—	—	—	—	—
AXA/Horizon Small Cap Value	—	—	—	56.13	—	—	—

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December 31, 2014

Portfolios:	CharterSM Multi- Sector Bond	CharterSM Real Assets	CharterSM Small Cap Growth	CharterSM Small Cap Value	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Growth
AXA/Lord Abbett Micro Cap	—%	—%	21.94%	—%	—%	—%	—%
AXA/Morgan Stanley Small Cap Growth	—	—	25.30	—	—	—	—
AXA/Pacific Global Small Cap Value	—	—	—	55.17	—	—	—
EQ/AllianceBernstein Small Cap Growth	—	—	—	—	—	—	—
EQ/BlackRock Basic Value Equity	—	—	—	—	—	—	—
EQ/Boston Advisors Equity Income	—	—	—	—	—	—	—
EQ/Capital Guardian Research	—	—	—	—	—	—	—
EQ/Convertible Securities	—	—	—	—	3.99	3.80	2.09
EQ/Core Bond Index	1.85	—	—	—	—	—	—
EQ/Emerging Markets Equity PLUS	—	—	—	—	—	—	—
EQ/GAMCO Mergers and Acquisitions	—	—	—	—	0.55	0.52	0.08
EQ/GAMCO Small Company Value	—	—	—	—	—	—	—
EQ/Global Bond PLUS	—	—	—	—	—	—	—
EQ/High Yield Bond	15.96	—	—	—	—	—	—
EQ/Intermediate Government Bond	—	—	—	—	—	—	—
EQ/International Equity Index	—	—	—	—	—	—	—
EQ/Invesco Comstock	—	—	—	—	—	—	—
EQ/MFS International Growth	—	—	—	—	—	—	—
EQ/Morgan Stanley Mid Cap Growth	—	—	—	—	—	—	—
EQ/Natural Resources PLUS	—	0.99	—	—	0.86	1.92	2.39
EQ/PIMCO Global Real Return	—	3.71	—	—	—	—	—
EQ/PIMCO Ultra Short Bond	—	—	—	—	—	—	—
EQ/Quality Bond PLUS	2.99	—	—	—	—	—	—
EQ/Real Estate PLUS	—	2.17	—	—	1.43	2.98	3.13
EQ/T. Rowe Price Growth Stock	—	—	—	—	—	—	—
EQ/Wells Fargo Omega Growth	—	—	—	—	—	—	—
Multimanager Core Bond	—	—	—	—	—	—	—
Multimanager Mid Cap Value	—	—	—	—	—	—	—

#	Percentage of ownership is less than 0.005%.

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/International ETF	3.58%	7.43%	5.50%	4.07%
EQ/BlackRock Basic Value Equity	0.08	0.10	0.05	0.05
EQ/Core Bond Index	0.20	0.20	0.08	0.03
EQ/Emerging Markets Equity PLUS	7.52	14.51	10.64	7.85

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December 31, 2014

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/Equity 500 Index	0.40%	1.06%	0.87%	0.65%
EQ/Global Bond PLUS	1.55	1.71	0.71	0.14
EQ/High Yield Bond	2.62	3.02	1.21	0.40
EQ/International Equity Index	0.32	0.65	0.50	0.39
EQ/MFS International Growth	0.17	0.45	0.40	0.33
EQ/PIMCO Ultra Short Bond	0.25	0.24	0.12	0.03
EQ/Quality Bond PLUS	0.15	0.13	0.05	0.01
EQ/Small Company Index	0.17	0.70	0.63	0.48
Multimanager Aggressive Equity	0.16	0.28	0.12	0.05
Multimanager Mid Cap Growth	0.86	0.66	0.50	0.32
Multimanager Mid Cap Value	1.02	1.97	0.87	0.69

Note 10	Substitution, Reorganization and In-Kind Transactions

The following transactions occurred during 2013:

At a meeting held on March 14, 2013, the Board approved a redemption in-kind transfer from the Portfolios listed below to the AXA 2000 Managed Volatility Portfolio (“TM2000”), a portfolio of EQ Advisors Trust. On July 15, 2013, shareholders of the Portfolios listed below redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to TM2000. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For U.S. GAAP purposes, the transaction was treated as a sale on the date of the redemption in-kind and the resulting gains based on the values of the securities are listed in the table below.

Portfolios:	Value of Securities Transferred	Realized Gain/(Loss)
CharterSM Small Cap Growth	$212,972,478	$45,257,143
CharterSM Small Cap Value	455,552,750	107,064,668

Total	$668,525,228

At a meeting held on March 14, 2013, the Board approved a redemption in-kind transfer from CharterSM Multi-Sector Bond Portfolio (“CMSB”) to EQ/Core Bond Index Portfolio (“CBI”), a portfolio of EQ Advisors Trust. On July 29, 2013, shareholders of CMSB redeemed shares through an in-kind redemption of securities and currency to CBI. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For U.S. GAAP purposes, the transaction was treated as sale and the resulting gain of $13,632,691 was recognized based on the value of securities and currency of $615,687,112 on the date of the redemption in-kind. The realized gain is recorded in Net Realized Gain on Investments on CMSB’s Statement of Operations. For tax purposes, the gain is not recognized by CMSB. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from CMSB’s portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

The following transactions occurred during 2014:

At a meeting held on April 10, 2014, the shareholders approved the conversion of CMSB, known at the time as Multimanager Multi-Sector Bond Portfolio, into a fund-of-funds structure. The conversion was effected on April 21, 2014.

Simultaneous with the conversion, there was a redemption in-kind by certain of the AXA Allocation Portfolios, Charter Allocation Portfolios and Target Allocation Portfolios (“Allocation Portfolios”) from Class K of CMSB. The redeeming Portfolios then contributed in-kind the securities

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December 31, 2014

and currency received from CMSB to EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio and received Class K shares of those Portfolios. Valuation of the securities and currency transferred was as of April 17, 2014 and was in accordance with the Portfolios’ valuation policy.

For U.S. GAAP and tax purposes, the transaction was treated as a sale on the conversion date. The resulting gain/loss based on the values of the securities and currency transferred are listed in the table below. The realized gain/loss is recorded in Net Realized Gain on Investments on the redeeming Portfolios’ Statements of Operations.

Portfolios:	Value of CMSB Class K Shares Redeemed	Realized Gain/(Loss)
AXA Conservative Allocation	$25,198,613	$2,856,825
AXA Conservative-Plus Allocation	15,600,690	(7,021,295)
AXA Moderate Allocation	96,245,638	(34,377,656)
AXA Moderate-Plus Allocation	55,612,304	710,626
AXA Aggressive Allocation	5,243,368	78,459
CharterSM Fixed Income	192,563	(5,371)
CharterSM Income Strategies	378,596	(9,201)
Target 2015 Allocation	10,246,723	(256,012)
Target 2025 Allocation	9,305,296	(344,756)
Target 2035 Allocation	4,058,985	(68,789)
Target 2045 Allocation	955,638	(21,452)

The value of the securities and currency contributed in-kind by the Allocation Portfolios to the EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio and the corresponding Class K shares issued by those Portfolios was as follows:

Portfolios:	Class K Shares Issued to Allocation Portfolios	Value of Securities and Currency Transferred by Allocation Funds
EQ/Core Bond Index (a)	14,728,410	$146,930,927
EQ/High Yield Bond (a)	2,647,274	27,488,183
EQ/Quality Bond PLUS (a)	5,739,906	48,619,304

(a)	A portfolio of EQ Advisors Trust.

The value of shares redeemed in-kind and securities and currency contributed in-kind is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At the date of the conversion, CMSB transferred securities and currency to the AXA Allocation Funds in relation to the redemption in-kind. CMSB then transferred its remaining securities and currency into EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio in exchange for Class K shares of those portfolios. Valuation of these securities transferred was as of April 17, 2014 and in accordance with the Portfolios’ valuation policy.

The redemption in-kind by the Allocation Portfolios from CMSB was treated as a sale for U.S. GAAP purposes. CMSB recognized a gain of $4,056,345 based on the value of the securities and currency transferred of $223,038,414 on the date of the conversion. The realized gain is recorded in Net Realized Gain on Investments on CMSB’s Statement of Operations. For tax purposes, the gain is not recognized by the Portfolio.

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The contribution in-kind to the EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio was treated as a sale for U.S. GAAP purposes and accomplished through a taxable transfer. CMSB recognized a gain of $4,556,918 based on the value of the securities and currency transferred of $250,562,433 on the date of the conversion. The realized gain is recognized in Net Realized Gain on Investments on CMSB’s Statement of Operations. The value of the securities and currency contributed in-kind by CMSB to the EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio and the corresponding Class K shares issued by those Portfolios was as follows:

Portfolios:	Class K Shares Issued to CMSB	Value of Securities and Currency Transferred by CMSB
EQ/Core Bond Index (a)	16,545,151	$165,054,782
EQ/High Yield Bond (a)	2,974,905	30,890,166
EQ/Quality Bond PLUS (a)	6,448,041	54,617,485

(a)	A portfolio of EQ Advisors Trust.

The value of securities and currency transferred by CMSB to Allocation Portfolios and EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on April 10, 2014, shareholders approved the conversion of the CharterSM Small Cap Growth Portfolio (“CSCG”), known at the time as Multimanager Small Cap Growth Portfolio, into a fund-of-funds structure. The conversion was effected on April 21, 2014.

In connection with the conversion, CSCG transferred its securities and currency into AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio in exchange for Class K shares of those Portfolios as shown in the table below. Valuation of these securities transferred was based on April 17, 2014 valuations and in accordance with the Portfolios’ valuation policy. This was accomplished through a non-taxable transfer. For U.S. GAAP and tax purposes, the Class K shares of AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio issued to CSCG were recorded at fair value based on the securities and currency transferred; however, the cost basis of the securities transferred from CSCG was carried forward to AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio and the cost basis of shares issued to CSCG maintained the cost basis of the contributed securities. Additionally, the value of securities transferred from CSCG to AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

Portfolios:	Total Class K Shares Issued by EQAT Portfolios	Total Value of Securities and Currency Transferred by CSCG	Total Cost of Securities and Currency Transferred by CSCG
AXA/Lord Abbett Micro Cap (a)	11,525,821	$115,258,210	$110,141,967
AXA/Morgan Stanley Small Cap Growth (a)	27,239,130	272,391,299	224,447,542

(a)	A portfolio of EQ Advisors Trust (“EQAT”).

Simultaneous with the conversion, certain AXA Allocation Portfolios that held shares of CSCG redeemed their shares of CSCG in-kind and received Class K shares of the AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio as shown in the table below. Valuation of these securities transferred was based on April 17, 2014 valuations and in accordance

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December 31, 2014

with the Portfolios’ valuation policy. For U.S. GAAP purposes, a gain of $39,045,437 was recognized by CSCG based on the value of the securities and currency of $285,260,921 on the date of the conversion. The realized gain is recorded in Net Realized Gain on Investments on CSCG’s Statement of Operations. For tax purposes, the gain is not recognized by CSCG. This gives rise to a permanent book and tax difference.

Portfolios:	Value of Class K Shares Redeemed from CSCG by AXA Allocation Funds	Cost of Class K Shares Redeemed from CSCG by AXA Allocation Funds
AXA Conservative Allocation	$2,537,190	$1,499,398
AXA Conservative-Plus Allocation	2,769,650	1,623,901
AXA Moderate Allocation	46,281,070	19,777,961
AXA Moderate-Plus Allocation	161,953,031	82,931,630
AXA Aggressive Allocation	71,719,980	37,329,137

Portfolios:	Class K Shares to AXA Allocation Portfolios	Value of Securities and Currency Transferred by CSCG	Cost of Securities and Currency Transferred by CSCG
AXA/Lord Abbett Micro Cap (a)	8,481,544	$84,815,440	$81,050,532
AXA/Morgan Stanley Small Cap Growth (a)	20,044,548	200,445,481	165,164,952

(a)	A portfolio of EQ Advisors Trust (“EQAT”).

For U.S. GAAP purposes, the AXA Allocation Portfolios’ cost basis of CSCG shares held carry forward to the shares received of AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio. No realized gain/loss was recorded by the AXA Allocation Portfolios. For tax purposes, the shares received of AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio are recorded at value with the cost basis stepped up to fair value. This gives rise to a temporary book and tax difference related to the AXA Allocation Portfolios’ cost basis in AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio. The value of shares redeemed in-kind from AXA Allocation Portfolios and contributed in-kind to AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on April 10, 2014, shareholders approved the conversion of the CharterSM Small Cap Value Portfolio (“CSCV”), known at the time as Multimanager Small Cap Value Portfolio, into a fund-of-funds structure. The conversion was effected on April 21, 2014.

In connection with the conversion, CSCV transferred its securities and currency into AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio in exchange for Class K shares of those portfolios as shown in the table below. Valuation of these securities transferred was based on April 17, 2014 valuations and in accordance with the Portfolios’ valuation policy. This was accomplished through a non-taxable transfer. For U.S. GAAP and tax purposes, the Class K shares of AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio issued to CSCV were recorded at fair value based on the securities and currency transferred; however, the cost basis of the securities transferred from CSCV was carried forward to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio and the cost basis of shares issued to CSCV maintained the cost basis of the contributed securities. Additionally, the value of securities transferred from CSCV to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

Portfolios:	Total Class K Shares Issued by EQAT Portfolios	Value of Securities and Currency Transferred by CSCV	Cost of Securities and Currency Transferred by CSCV
AXA/Horizon Small Cap Value (a)	15,283,496	$152,834,960	$116,618,143
AXA/Pacific Global Small Cap Value (a)	15,767,592	157,675,921	117,555,166

(a)	A portfolio of EQ Advisors Trust (“EQAT”).

Simultaneous with the conversion, certain AXA Allocation Portfolios that held shares of CSCV redeemed their shares of CSCV in-kind and received Class K shares of the AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio as shown in the table below. Valuation of these securities transferred was based on April 17, 2014 valuations and in accordance with the Portfolios’ valuation policy. For U.S. GAAP purposes, a gain of $26,795,640 was recognized by CSCV based on the value of the securities and currency of $108,994,006 on the date of the conversion. The realized gain is recorded in Net Realized Gain on Investments on CSCV’s Statement of Operations. For tax purposes, the gain is not recognized by CSCV. This gives rise to a permanent book and tax difference.

Portfolios:	Value of Class K Shares Redeemed from CSCV by AXA Allocation Funds	Cost of Class K Shares Redeemed from CSCV by AXA Allocation Funds
AXA Conservative-Plus Allocation	$3,066,079	$1,686,675
AXA Moderate Allocation	16,656,359	10,596,634
AXA Moderate-Plus Allocation	84,252,549	71,270,515
AXA Aggressive Allocation	5,019,019	2,045,434

Portfolios:	Class K Shares Issued to AXA Allocation Portfolio	Value of Securities and Currency Transferred by CSCV	Cost of Securities and Currency Transferred by CSCV
AXA/Horizon Small Cap Value (a)	5,364,738	$53,647,380	$40,934,728
AXA/Pacific Global Small Cap Value (a)	5,534,663	55,346,626	41,263,638

(a)	A portfolio of EQ Advisors Trust.

For U.S. GAAP purposes, the AXA Allocation Portfolios’ cost basis of CSCV shares held carry forward to the shares received of AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio. No realized gain/loss was recorded by the AXA Allocation Portfolios. For tax purposes, the shares received of AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio are recorded at value with the cost basis stepped up to fair value. This gives rise to a temporary book and tax difference related to the AXA Allocation Portfolios’ cost basis in AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio. The value of shares redeemed in-kind from AXA Allocation Portfolios and contributed in-kind to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

After the close of business on June 13, 2014, AXA International Core Managed Volatility Portfolio, a portfolio of the EQ Advisors Trust, acquired the net assets of the Multimanager International Equity Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 21, 2014. For U.S. GAAP purposes, this transaction was treated as a merger.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA International Core Managed Volatility Portfolio issuing 1,227,371 Class IA shares, 9,620,437 Class IB shares and 20,710,294 Class K shares (valued at $13,247,592, $103,962,228 and $223,812,508, respectively) in exchange for 1,085,178 Class A shares, 8,531,874 Class B shares and 18,334,569 Class K shares of the Multimanager International Equity Portfolio, respectively. The securities held by Multimanager International Equity Portfolio, with a fair value of $264,873,592 and identified cost of $205,808,016 at June 13, 2014, were the principal assets acquired by AXA International Core Managed Volatility Portfolio. For U.S. GAAP purposes, assets received and shares issued by AXA International Core Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager International Equity Portfolio was carried forward to align ongoing reporting of AXA International Core Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager International Equity Portfolio’s net assets at the merger date of $341,022,328, including $55,415,321 of unrealized appreciation (including foreign currency translations), $(690,190) of undistributed net investment loss and $(1,055,455,316) of undistributed net realized loss on investments, were combined with those of AXA International Core Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA International Core Managed Volatility Portfolio, pro forma results of operations for the year ended December 31, 2014 would include net investment income of $33,874,462, and net loss on investments of $(166,210,704), resulting in a decrease in net assets from operations of $(132,336,242). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager International Equity Portfolio that have been included in AXA International Core Managed Volatility Portfolio’s Statement of Operations since the merger date, June 13, 2014. Prior to the combination, the net assets of the AXA International Core Managed Volatility Portfolio totaled $1,921,786,050. Immediately after the combination, the net assets of the AXA International Core Managed Volatility Portfolio totaled $2,262,808,378.

After the close of business on June 13, 2014, AXA Large Cap Value Managed Volatility Portfolio, a portfolio of EQ Advisors Trust, acquired the net assets of the Multimanager Large Cap Value Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 21, 2014. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA Large Cap Value Managed Volatility Portfolio issuing 697,490 Class IA shares, 5,954,139 Class IB shares and 39,587,692 Class K shares (valued at $10,605,466, $90,323,958 and $602,585,067, respectively) in exchange for 748,267 Class A shares, 6,372,771 Class B shares and 42,512,824 Class K shares of the Multimanager Large Cap Value Portfolio, respectively. The securities held by Multimanager Large Cap Value Portfolio, with a fair value of $654,514,472 and identified cost of $469,160,558 at June 13, 2014, were the principal assets acquired by AXA Large Cap Value Managed Volatility Portfolio. For U.S. GAAP purposes, assets received and shares issued by AXA Large Cap Value Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager Large Cap Value Portfolio was carried forward to align ongoing reporting of AXA Large Cap Value Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager Large Cap Value Portfolio’s net assets at the merger date of $703,514,491, including $185,355,745 of unrealized appreciation (including foreign currency translations) $337,715 of undistributed net investment income and $(416,002,381) of undistributed net realized loss on investments, were combined with those of AXA Large Cap Value Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA Large Cap Value Managed Volatility Portfolio, pro forma results of operations for the year ended December 31, 2014 would include net investment income of $89,181,845, and net gain on investments of $603,869,824, resulting in an increase in net assets from operations of

$693,051,669. Because the combined investment portfolios have been managed as a single integrated

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager Large Cap Value Portfolio that have been included in AXA Large Cap Value Managed Volatility Portfolio’s Statement of Operations since the merger date, June 13, 2014. Prior to the combination, the net assets of the AXA Large Cap Value Managed Volatility Portfolio totaled $5,492,634,494. Immediately after the combination, the net assets of the AXA Large Cap Value Managed Volatility Portfolio totaled $6,196,148,985.

After the close of business on June 13, 2014, the Multimanager Aggressive Equity Portfolio merged into the Multimanager Aggressive Equity Portfolio of the EQ Advisors Trust.

After the close of business on June 13, 2014, the Multimanager Core Bond Portfolio merged into the Multimanager Core Bond Portfolio of the EQ Advisors Trust.

After the close of business on June 13, 2014, the Multimanager Mid Cap Growth Portfolio merged into the Multimanager Mid Cap Growth Portfolio of the EQ Advisors Trust.

After the close of business on June 13, 2014, the Multimanager Mid Cap Value Portfolio merged into the Multimanager Mid Cap Value Portfolio of the EQ Advisors Trust.

After the close of business on June 13, 2014, the Multimanager Technology Portfolio merged into the Multimanager Technology Portfolio of the EQ Advisors Trust.

After the close of business on June 20, 2014, AXA Large Cap Core Managed Volatility Portfolio, a portfolio of EQ Advisors Trust, acquired the net assets of the Multimanager Large Cap Core Equity Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 21, 2014. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA Large Cap Core Managed Volatility Portfolio issuing 455,032 Class IA shares, 2,605,119 Class IB shares and 61,392,015 Class K shares (valued at $4,192,472, $24,006,105 and $566,285,754, respectively) in exchange for 277,949 Class A shares, 1,591,777 Class B shares and 37,543,888 Class K shares of the Multimanager Large Cap Core Equity Portfolio, respectively. The securities held by Multimanager Large Cap Core Equity Portfolio, with a fair value of $566,262,874 and identified cost of $381,825,192 at June 20, 2014, were the principal assets acquired by AXA Large Cap Core Managed Volatility Portfolio. For U.S. GAAP purposes, assets received and shares issued by AXA Large Cap Core Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager Large Cap Core Portfolio was carried forward to align ongoing reporting of AXA Large Cap Core Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager Large Cap Core Equity Portfolio’s net assets at the merger date of $594,484,331, including $184,439,801 of unrealized appreciation (including foreign currency translations), $222,330 of undistributed net investment income and $(217,826,348) of undistributed realized loss on investments, were combined with those of AXA Large Cap Core Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA Large Cap Core Managed Volatility Portfolio, pro forma results of operations for the year ended December 31, 2014 would include net investment income of $24,695,108, and net gain on investments of $296,421,517, resulting in an increase in net assets from operations of $321,116,625. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager Large Cap Core Equity Portfolio that have been included in AXA Large Cap Core Managed Volatility Portfolio’s Statement of Operations since the merger date, June 20, 2014. Prior to the combination, the net assets of the AXA Large Cap Core Managed Volatility Portfolio totaled $2,373,240,673. Immediately after the combination, the net assets of the AXA Large Cap Core Managed Volatility Portfolio totaled $2,967,725,004.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

Note 11	Subsequent Events

The Manager evaluated subsequent events from December 31, 2014, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events to report.

Note 12	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court for the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight portfolios of EQ Advisors Trust, which is also managed by FMG LLC: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; AXA Large Cap Value Managed Volatility Portfolio; AXA Global Equity Managed Volatility Portfolio; AXA Mid Cap Value Managed Volatility Portfolio; EQ/Intermediate Government Bond Index Portfolio; and EQ/GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). Note, in June 2014, the EQ/Equity Growth PLUS Portfolio was reorganized into the AXA Large Cap Growth Managed Volatility Portfolio. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under: (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, the Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the Court consolidated the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees. In January 2015, Defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs’ experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of Defendants’ experts.

No portfolios within the Trust are a party to the Sivolella or Sanford Litigation and any potential damages would be the responsibility of the Defendants. Therefore, no liability for litigation relating to these matters has been accrued in the financial statements of the Portfolios.

On November 1, 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios, were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and several of their respective portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit has been consolidated with a number of related lawsuits around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The lawsuits do not allege any misconduct by the Trust, or its portfolios. The portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the portfolios, the payment of such judgments or settlements could have an adverse effect on each portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios, as FMG LLC believes a loss is not probable.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of AXA Premier VIP Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios of AXA Premier VIP Trust listed in the Table of Contents to the Annual Report in which these financial statements appear (collectively referred to as the “Trust”) at December 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian, transfer agents and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 19, 2015

APPROVALS OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS DURING

THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2014 (UNAUDITED)

At a meeting held on September 8-9, 2014, the Board of Trustees (the “Board”) of AXA Premier VIP Trust (the “Trust”), including those Trustees who are not parties to the Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the extension of the Investment Management Agreement (the “Agreement”) with AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) with respect to the Portfolios listed for an additional month (i.e., through September 30, 2015), so that the Agreement with respect to the Portfolios will continue for an additional one-year period through September 30, 2015, as discussed below.

AXA Aggressive Allocation Portfolio

AXA Conservative Allocation Portfolio

AXA Conservative-Plus Allocation Portfolio

AXA Moderate Allocation Portfolio

AXA Moderate-Plus Allocation Portfolio

(collectively, the “AXA Allocation Portfolios”)

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

(collectively, the “Target Allocation Portfolios”)

CharterSM Multi-Sector Bond Portfolio

CharterSM Small Cap Growth Portfolio

CharterSM Small Cap Value Portfolio

(collectively, the “Charter Portfolios”)

The Board noted that, at a meeting held on July 8, 2014, it had most recently considered and unanimously approved the renewal of the Agreement with FMG LLC with respect to the Portfolios for an additional one-year period through August 31, 2015. The Board further noted that FMG LLC had requested that the Board approve the extension of the Agreement with respect to the Portfolios for an additional month (i.e., through September 30, 2015) solely for the purposes of shifting the timing of the Board’s consideration of the annual renewal of the Agreement with respect to the Portfolios to its regularly-scheduled meeting typically held in September of each year and adjusting the annual renewal period for the Agreement with respect to the Portfolios to coincide with the annual renewal period for the Agreement with respect to the Trust’s other portfolios.

In reaching its decision to extend the Agreement with respect to each Portfolio through September 30, 2015, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Manager and its affiliates; (2) comparative performance information; (3) the level of the Portfolio’s management fee and the Portfolio’s expense ratios relative to those of peer funds; (4) the costs of the services to be provided by and the profits to be realized by the Manager and its affiliates from their relationships with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale; and (6) the “fall out” benefits to be realized by the Manager and its affiliates (i.e., any direct or indirect benefits to be derived by the Manager and its affiliates from their relationships with the Trust).

In connection with its deliberations, the Board took into account information prepared by the Manager, including memoranda and other materials addressing the factors set out above, and provided to the Trustees prior to the meeting. The Board also took into account information provided to the Trustees at prior Board meetings, including its meeting held on July 8, 2014. The information provided to the Trustees described, among other things, the services to be provided by the Manager, as well as the Manager’s investment personnel, proposed management fee, performance information, and other matters. During the meeting, the Trustees met with senior representatives of the Manager to discuss the Agreement and the information provided. The Independent Trustees met in advance of the meeting and in executive session during the meeting to review the information provided. The Independent Trustees were assisted by independent counsel during the meeting and during their deliberations regarding the Agreement, and also received materials discussing the legal standards applicable to their consideration of the Agreement. The Board also considered that, after extensive discussions and negotiations with the Manager, the Manager had agreed, effective October 1, 2014, to revisions of the Portfolios’ administrative fee rate schedules that may lower the Portfolios’ administrative fees. At current asset levels, the changes effectively reduce the administration fee by up to $32,500 for each Charter Portfolio, but do not currently affect the administration fee for each of the AXA Allocation Portfolios and Target Allocation Portfolios.

In approving the extension of the Agreement with respect to each Portfolio through September 30, 2015, the Board, including the Independent Trustees, determined that the management fee was fair and reasonable and that the extension of the Agreement was in the best interests of the applicable Portfolio and its investors.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2014 (UNAUDITED)

At a meeting held on July 8, 2014, the Board of Trustees (the “Board”) of AXA Premier VIP Trust (the “Trust”), including those Trustees who are not parties to the Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Management Agreement (the “Agreement”) with AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) with respect to the Portfolios listed.

AXA Aggressive Allocation Portfolio

AXA Conservative Allocation Portfolio

AXA Conservative-Plus Allocation Portfolio

AXA Moderate Allocation Portfolio

AXA Moderate-Plus Allocation Portfolio

(collectively, the “AXA Allocation Portfolios”)

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

(collectively, the “Target Allocation Portfolios”)

CharterSM Multi-Sector Bond Portfolio

CharterSM Small Cap Growth Portfolio

CharterSM Small Cap Value Portfolio

(collectively, the “Charter Portfolios”)

In reaching its decision to renew the Agreement with respect to each Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Manager and its affiliates; (2) the investment performance of the Portfolio on both an absolute and a relative basis; (3) the level of the Portfolio’s management fee and the Portfolio’s expense ratios relative to those of peer funds; (4) the costs of the services to be provided by and the profits to be realized by the Manager and its affiliates from their relationships with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale; and (6) the “fall out” benefits to be realized by the Manager and its affiliates (i.e., any direct or indirect benefits to be derived by the Manager and its affiliates from their relationships with the Trust). In considering the Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information provided throughout the year at regular and special Board meetings, as well as information provided specifically in connection with the annual renewal process. Information provided and discussed throughout the year included investment performance reports and related financial information for each Portfolio, as well as periodic reports on, among other matters, legal, compliance, shareholder and other services provided by the Manager and its affiliates. Information provided and discussed specifically in connection with the annual renewal process included a report prepared by Lipper, Inc. (“Lipper”), an independent organization, regarding each Portfolio, as well as additional material prepared by management regarding each Portfolio. Each Portfolio’s Lipper report compared that Portfolio’s expenses with those of other mutual funds (or peers) deemed by Lipper to be comparable to the Portfolio. The additional material prepared by management generally included Portfolio-by-Portfolio information showing each Portfolio’s management fees; expense ratios; expense limitation arrangements; investment performance (including performance information prepared by Lipper); and profitability information, including information regarding the profitability of the Manager’s operations on an overall Trust basis, as well as on a Portfolio-by-Portfolio basis. In addition, for each Portfolio, the Manager provided separate materials describing the Portfolio’s investment performance (including the Portfolio’s performance versus benchmark and peers for various time periods) and the services provided and the fees charged with respect to the Portfolio, and discussing whether the Portfolio had performed as expected over time and other matters.

The Independent Trustees met in advance of the meeting at which the Board approved the renewal of the Agreement and in executive sessions during the meeting to review the information provided. Management representatives attended portions of the executive sessions to review and discuss matters relating to the Agreement and to provide additional information requested by the Independent Trustees. At the meeting and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions regarding the Agreement. The Independent Trustees were assisted by independent counsel during the meeting and during their deliberations regarding the Agreement, and also received materials discussing the legal standards applicable to their consideration of the Agreement. In addition, the Independent Trustees reviewed information and met during the year to discuss information relevant to their annual consideration of the Agreement.

Although the Board approved the renewal of the Agreement for all of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In approving the renewal of the Agreement with respect to each Portfolio, the Board, including the Independent Trustees, determined that the management fee was fair and reasonable and that the renewal of the Agreement was in the best interests of the applicable Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to renew the Agreement.

Nature, Quality and Extent of Services. The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its investors by the Manager and its affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Manager’s responsibilities with respect to each Portfolio and the Manager’s experience in serving as an investment adviser for the Portfolio and for portfolios and accounts similar to the Portfolio. The Board considered that the Manager is responsible for, among other things, developing investment strategies for the Portfolios; making investment decisions for the Portfolios; monitoring and evaluating the performance of the Portfolios; monitoring the investment operations and composition of the Portfolios and, in connection therewith, monitoring compliance with the Portfolios’ investment objectives, policies and restrictions, as well as the Portfolios’ compliance with applicable law; placing all orders for the purchase or sale of investments for the Portfolios; coordinating and managing the flow of information and communications relating to the Portfolios among the applicable parties; and implementing Board directives as they relate to the Portfolios. The Board also considered information regarding the Manager’s process for making investment decisions for the Portfolios, as well as information regarding the backgrounds of the personnel who perform those functions with respect to the Portfolios. The Board also considered that the Manager’s responsibilities include daily monitoring of investment, operational, enterprise, legal, regulatory and compliance risks as they relate to the Portfolios, and considered information regarding the Manager’s ongoing risk management activities.

The Board also considered, among other factors, periodic reports provided to the Board regarding the services provided by the Manager and its affiliates. The Board also considered the Portfolios’ Chief Compliance Officer’s evaluation of the Manager’s compliance program, policies, and procedures. In addition, the Board considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Manager and reviewed information regarding the Manager’s financial condition and history of operations and conflicts of interest in managing the Portfolios.

The Board also considered the benefits to investors from participation in an FMG LLC-sponsored mutual fund, including the benefits of investing in a fund that is part of a large family of funds offering a wide range of portfolios, advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Manager and its affiliates provide to the Portfolios and their shareholders. The Board also noted that, throughout the past year, the Manager and its affiliates had continued or undertaken initiatives intended to improve various aspects of the Trust’s operations and investors’ experience with the FMG LLC-sponsored mutual funds.

The Board also considered strategic and other actions taken by the Manager in response to recent events within the mutual fund industry, including actions taken in response to financial regulatory reform and other regulatory initiatives, as well as other developments within the mutual fund industry. The Board also considered strategic and other actions taken by the Manager in response to recent market conditions and considered the overall performance of the Manager in this context.

Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services provided by the Manager and its affiliates were appropriate for the Portfolio in light of its investment objectives and, thus, supported a decision to approve the renewal of the Agreement.

Investment Performance. The Board took into account discussions with the Manager about Portfolio investment performance that occur at Board meetings throughout the year. In this regard, the Board noted that, as part of regularly scheduled Portfolio reviews and other reports to the Board on Portfolio performance, the Board periodically considered information regarding each Portfolio’s short-, intermediate- and long-term performance, as applicable, on both an absolute basis and relative to an appropriate broad-based securities market index (“benchmark”), a peer group of other mutual funds deemed by Lipper to be comparable to the Portfolio (“Lipper peer group”), and/or a custom volatility managed index (“VMI”) developed by the Manager and approved by the Board (which, in the case of certain Portfolios, may be a blended index comprising both broad-based and volatility-managed indexes). The performance information generally included, among other information, annual total returns, average annual total returns, cumulative returns and rolling period total returns. In evaluating the Portfolios’ performance, the Board generally considered long-term performance to be more important than short-term performance.

In addition, the Board received and reviewed information regarding each Portfolio’s performance relative to a benchmark, a Lipper peer group, and/or a VMI for the most recent one-, three-, five- and ten-year periods, as applicable, ended May 31, 2014, as discussed below. The Board noted that this information was provided specifically in connection with the annual renewal process. The Board took into account that the Lipper information reflected the investment performance of Class B shares of each Portfolio. The Board also considered that variations in performance among a Portfolio’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes. The Board factored into its evaluation of each Portfolio’s performance the limitations inherent in Lipper’s methodology for developing and constructing peer groups and determining which mutual funds should be included in which peer groups. While recognizing these inherent limitations, the Board believed the independent analysis conducted by Lipper remained a useful measure of comparative performance.

AXA Allocation Portfolios

With respect to the performance of the AXA Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in a combination of other investment companies (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

The Board further considered that the underlying portfolios in which each Portfolio invests may employ a tactical volatility management strategy that is intended to reduce the volatility associated with investing in equity securities and to produce more favorable risk-adjusted returns over extended market cycles. The Board also noted that, for each Portfolio, the Manager had developed and implemented a custom VMI as, among other things, an additional analytical tool to be used in evaluating the Portfolio’s performance, and considered the Manager’s explanation that a comparison of a Portfolio’s performance solely to that of a non-volatility managed benchmark fails to take into account the impact of an integral part of the investment strategies of the underlying portfolios, particularly during periods of high volatility. Based on the Manager’s explanation of the comparability of the custom VMI to the tactical volatility management strategies that the underlying portfolios may employ, the Board noted that the Manager generally considers a Portfolio’s performance (especially its short-term performance) relative to its VMI to be more important than its performance relative to its benchmark. The Board also noted that the funds in each Portfolio’s Lipper peer group may or may not employ a tactical volatility management strategy like that employed by the underlying portfolios in which a Portfolio invests.

The Board evaluated the performance of each Portfolio in this context and also considered the following performance results, which supplemented the performance information provided to the Board throughout the year:

AXA Aggressive Allocation, AXA Moderate Allocation and AXA Moderate-Plus Allocation Portfolios. The Board considered that each of the AXA Aggressive Allocation, AXA Moderate Allocation and AXA Moderate-Plus Allocation Portfolios had underperformed its Lipper peer group for the one-, three- and five-year periods ended May 31, 2014. The Board also considered that each Portfolio had underperformed its benchmark and its VMI for the one-, three-, five- and ten-year periods ended May 31, 2014, but the AXA Moderate Allocation Portfolio’s performance was only slightly below that of its VMI for the five-year period. With respect to the benchmark performance comparisons, the Board considered each Portfolio’s performance relative to the S&P 500 Index because each Portfolio had the majority of its assets allocated to equity securities.

AXA Conservative Allocation Portfolio. The Board considered that the Portfolio had underperformed its Lipper peer group for the one-, three- and five-year periods ended May 31, 2014. The Board also considered that the Portfolio had outperformed its benchmark for the one-, three- and five-year periods ended May 31, 2014, and its performance was only slightly below that of its benchmark for the ten-year period ended on that date, and it had underperformed its VMI for the one-, three- and ten-year periods ended May 31, 2014, but its performance was only slightly below that of its VMI for the one-year period, and it had outperformed its VMI for the five-year period ended on that date. With respect to the benchmark performance comparison, the Board considered the Portfolio’s performance relative to the Barclays Intermediate U.S. Government Bond Index because the Portfolio had the majority of its assets allocated to fixed income securities.

AXA Conservative-Plus Allocation Portfolio. The Board considered that the Portfolio had underperformed its Lipper peer group for the three- and five-year periods ended May 31, 2014, but had outperformed its Lipper peer group for the one-year period ended on that date. The Board also considered that the Portfolio had outperformed its benchmark for the one-, three-, five- and ten-year periods ended May 31, 2014, and it had underperformed its VMI for the one-, three-, five- and ten-year periods ended May 31, 2014, but its performance was only slightly below that of its VMI for the five-year period. With respect to the benchmark performance comparison, the Board considered the Portfolio’s performance relative to the Barclays Intermediate U.S. Government Bond Index because the Portfolio had the majority of its assets allocated to fixed income securities.

The Board factored into its evaluation of each AXA Allocation Portfolio’s performance the limitations inherent in comparing the performance of asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a benchmark that consists entirely of equity or debt securities and to the performance of a Lipper peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes.

The Board and the Manager discussed the performance of each AXA Allocation Portfolio in detail, including whether each Portfolio had performed as expected over time. The Board and the Manager also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its Lipper peer group and/or benchmark and/or VMI, as applicable, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew the Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations and undertakings provided by the Manager regarding the performance of each AXA Allocation Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Manager’s continued management of the Portfolio.

Target Allocation Portfolios

With respect to the performance of the Target Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in a combination of other investment companies (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

The Board evaluated the performance of each Portfolio in this context and also considered the following performance results, which supplemented the performance information provided to the Board throughout the year:

The Board considered that each Portfolio had underperformed its Lipper peer group and its benchmark for the one-, three- and five-year periods ended May 31, 2014. With respect to the benchmark performance comparisons, the Board considered each Portfolio’s performance relative to the S&P 500 Index because each Portfolio had the majority of its assets allocated to equity securities.

The Board factored into its evaluation of each Target Allocation Portfolio’s performance the limitations inherent in comparing the performance of time-weighted asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a benchmark that consists entirely of equity or debt securities and to the performance of a Lipper peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes. The Board also took note of the relatively small size of each Target Allocation Portfolio and the likely impact that a Portfolio’s size has on its relative expenses and performance.

The Board and the Manager discussed the performance of each Target Allocation Portfolio in detail, including whether each Portfolio had performed as expected over time. The Board and the Manager also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its Lipper peer group and/or benchmark, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew the Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations and undertakings provided by the Manager regarding the performance of each Target Allocation Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Manager’s continued management of the Portfolio.

Charter Portfolios

With respect to the performance of the Charter Portfolios, the Board considered that each Portfolio currently operates as a fund-of-funds and invests in a combination of other investment companies (underlying portfolios). The Board noted, however, that prior to April 18, 2014 (the “Conversion Date”) each Portfolio had different investment policies and operated as a multimanager fund by allocating its assets among multiple investment advisers who managed their allocated portions of a Portfolio using different but complimentary investment strategies. The Board noted that the performance information that had been provided to the Board for each Portfolio reflected the Portfolio’s operation as a multimanager fund prior to the Conversion Date and may have been different if the Portfolio had historically been managed as a fund-of-funds using its current investment policies and strategies.

The Board evaluated the performance of each Portfolio in this context and also considered the following performance results, which supplemented the performance information provided to the Board throughout the year:

Charter Multi-Sector Bond Portfolio: The Board considered that the Portfolio had underperformed its Lipper peer group for the one-, three-, five- and ten-year periods ended May 31, 2014. The Board also considered that the Portfolio had underperformed its benchmark for the one- and ten-year periods ended May 31, 2014, but had outperformed its benchmark for the three- and five-year periods ended on that date.

Charter Small Cap Growth Portfolio: The Board considered that the Portfolio had underperformed its Lipper peer group and its benchmark for the one-, three-, five- and ten-year periods ended May 31, 2014.

Charter Small Cap Value Portfolio: The Board considered that the Portfolio had underperformed its Lipper peer group for the five- and ten-year periods ended May 31, 2014, but had outperformed its Lipper peer group for the one- and three-year periods ended on that date. The Board also considered that, although the Portfolio had underperformed its benchmark for the three-, five- and ten-year periods ended May 31, 2014, its performance was only slightly below that of its benchmark for the three- and five-year periods, and it had outperformed its benchmark for the one-year period ended on that date.

The Board and the Manager discussed the performance of each Charter Portfolio in detail, including whether the Portfolio had performed as expected over time. The Board and the Manager also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its Lipper peer group and/or benchmark, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew the Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations and undertakings provided by the Manager regarding the performance of each Charter Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Manager’s continued management of the Portfolio.

Expenses. The Board considered each Portfolio’s investment management fee in light of the nature, quality and extent of the overall services provided by the Manager. The Board also reviewed a comparative analysis of the contractual and net management fees and expense ratios of each Portfolio compared with those of peer funds selected by Lipper as constituting the Portfolio’s appropriate Lipper expense group. Lipper provides information on each Portfolio’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within the Portfolio’s Lipper expense group assuming the funds were similar in size to the Portfolio, as well as the Portfolio’s actual management fee and expense ratios in comparison with those of other funds within its expense group. The Lipper investment management fee analysis includes within such fee the separate administrative fees paid to FMG LLC. The Board noted that management had separately provided comparative fee information net of administrative fees. The Lipper expense data was based upon historical information taken from each Portfolio’s annual report for the period ended December 31, 2013, and the Lipper expense ratios were shown for Class A, Class B and Class K shares, as applicable, of the relevant Portfolio. Where contractual investment management fee comparisons were shown for Class A and/or Class B shares of a Portfolio as well as for Class K shares of that Portfolio, the contractual investment management fee information described below reflects the comparisons for only Class A and/or Class B shares of that Portfolio. While recognizing the limitations inherent in Lipper’s methodology and that current expense ratios (prior to any applicable expense limitation arrangement) may increase if assets decline, the Board believed that the independent analysis conducted by Lipper remained a useful measure of comparative expenses. The Board also considered that all fees and expenses of each Portfolio are explicitly disclosed in Portfolio offering documents.

AXA Allocation Portfolios

The Board considered that the contractual management fee for each Portfolio was above (but within five basis points of) the median for the Portfolio’s respective Lipper peer group. The Board also considered that the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class A, Class B and Class K shares of each Portfolio were at (in the case of the Class A and Class B shares of the AXA Aggressive Allocation Portfolio) or above the medians for the Portfolio’s respective Lipper peer group.

The Board further considered that, although the contractual management fee for each Portfolio and the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class A, Class B and Class K shares of each Portfolio were at or above the medians for the Portfolio’s respective Lipper peer group, the management and administrative fee rate schedules for each Portfolio include breakpoints so that the fee rates are reduced as the assets of the Portfolio increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective management or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board noted that the Manager had agreed to make payments or waive all or a portion of its management, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the prospectus. The Board noted that, as a result of these expense limitation arrangements, the actual management fee for each of the AXA Conservative Allocation and AXA Conservative-Plus Allocation Portfolios was lower than the Portfolio’s contractual management fee.

Based on its review, the Board determined, with respect to each AXA Allocation Portfolio, that the Manager’s management fee is fair and reasonable.

Target Allocation Portfolios

The Board considered that the contractual management fee for each Portfolio was above (but within five basis points of) the median for the Portfolio’s respective Lipper peer group. The Board also considered that the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class B and Class K shares of each Portfolio were above the medians for the Portfolio’s respective Lipper peer group. The Board also took note of the relatively small size of each Portfolio and the likely impact that a Portfolio’s size has on its relative expenses.

The Board further considered that, although the contractual management fee for each Portfolio and the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class B and Class K shares of each Portfolio were above the medians for the Portfolio’s respective Lipper peer group, the administrative fee rate schedule for each Portfolio includes breakpoints so that the fee rate is reduced as the assets of the Portfolio increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board noted that the Manager had agreed to make payments or waive all or a portion of its management, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the prospectus. The Board noted that, as a result of these expense limitation arrangements, the actual management fee for each Portfolio was lower than the Portfolio’s contractual management fee.

Based on its review, the Board determined, with respect to each Target Allocation Portfolio, that the Manager’s management fee is fair and reasonable.

Charter Portfolios

The Board considered that the contractual management fee for each Portfolio was below the median for the Portfolio’s respective Lipper peer group. The Board also considered that the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class A, Class B and Class K shares of each Portfolio were below the medians for the Portfolio’s respective Lipper peer group. The Board noted that, due to the limited number of comparable funds-of-funds, the Portfolios’ Lipper peer groups comprised funds that do not operate as funds-of-funds. The Board noted that funds, like the Portfolios, that operate as funds-of-funds typically have lower management fees than funds that do not operate as funds-of-funds due to the different services performed by an investment manager in managing funds-of-funds.

The Board further considered that the Manager had agreed to make payments or waive all or a portion of its management, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the prospectus. The Board noted that, as a result of these expense limitation arrangements, the actual management fee for each Portfolio was lower than the Portfolio’s contractual management fee.

Based on its review, the Board determined, with respect to each Charter Portfolio, that the Manager’s management fee is fair and reasonable.

Profitability and Costs. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Portfolio. In this respect, the Board reviewed profitability information setting forth the overall profitability of the Trust to the Manager and its affiliates, as well as the Manager’s and its affiliates’ profits in providing management and other services to each of the individual Portfolios during the 12-month period ended December 31, 2013, which was the most recent fiscal year for the Manager.

In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Portfolio, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s and its affiliates’ cost accounting and other appropriate adjustments, the cost allocation methodology was consistent with that followed in profitability report presentations for the Portfolios made in prior years. In reviewing and discussing such analysis, the Manager discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Portfolio in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Portfolios, as well as the need to meet additional regulatory and compliance requirements resulting from recently adopted rules and other regulations. In addition, the Board considered information prepared by management or from third party sources comparing the profitability of the Manager on an overall basis to the profitability of other publicly held asset managers (including asset managers similar to the Manager).

Based on its consideration of the factors above, the Board determined that the level of profits realized by the Manager from providing services to each Portfolio was not excessive in view of the nature, quality and extent of services provided.

Economies of Scale. The Board also considered whether economies of scale or efficiencies are realized by the Manager as the Portfolios grow larger and the extent to which this is reflected in the level of management and administrative fees charged. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the management fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the management fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the management fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that the manager and its affiliates provide to the portfolios and their shareholders. The Board noted that the management and administrative fee schedules for the AXA Allocation Portfolios and the administrative fee schedule for the Target Allocation Portfolios include breakpoints that reduce the fee rate as Portfolio assets increase. The Board also noted that, although the management fees for the Target Allocation

Portfolios and the management and administrative fees for the Charter Portfolios do not include breakpoints, the Manager was subsidizing each of the Portfolios’ expenses by making payments or waiving all or a portion of its management, administrative and other fees so that the Portfolios’ total expense ratios do not exceed certain levels as set forth in their prospectuses. In addition, the Board considered that the Manager shares economies of scale with the Portfolios in other ways, which may include setting the management or other fees for a Portfolio so that they are priced to scale. The Board considered that the effect of this pricing strategy is that the Manager could lose money in the early stages of a Portfolio’s operation (and bear the risk that the Portfolio will never become profitable), while shareholders of the Portfolio receive the benefit of economies of scale that the Manager expects the Portfolio will achieve as it grows. The Board further considered that the Manager shares economies of scale with the Portfolios through reinvestment in, and enhancements to, the services that the Manager and its affiliates provide to the Portfolios and their shareholders, such as hiring additional personnel and providing additional resources in areas relating to management and administration of the Portfolios. Based on its consideration of the factors above, the Board concluded that there was a reasonable sharing of any economies of scale or efficiencies under the management and administrative fee schedules at the present time.

Fall-Out Benefits. The Board also considered the extent to which the Manager and its affiliates derive ancillary benefits from Portfolio operations, including the following. The Board noted that the Manager also serves as the administrator for the Portfolios and receives compensation for acting in this capacity. The Board also recognized that AXA Distributors, LLC, an affiliate of the Manager, serves as the underwriter for the Trust and receives from the Portfolios payments pursuant to Rule 12b-1 plans with respect to their Class A and Class B shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also recognized that the Portfolios invest in other (underlying) portfolios managed by the Manager and advised by advisers that may be affiliated with the Manager and that these underlying portfolios pay management and administrative fees to the Manager, who may in certain cases pay advisory fees to an affiliated adviser, and pay distribution fees to the Manager’s distribution affiliate. The Board also noted that the Manager’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolios, receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolios are offered as investment options through variable insurance contracts offered and sold by the Manager’s affiliated insurance companies and that the performance of each Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Manager’s affiliated insurance companies and AXA Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board also considered that certain Portfolios are subject to certain investment controls that are designed to reduce volatility for investors and that may benefit both investors and the Manager and its affiliates (including by making it easier for the insurance companies to hedge their risks under the guarantees). Based on its review, the Board determined that any “fall-out” benefits that may accrue to the Manager are fair and reasonable.

Federal Income Tax Information (Unaudited)

For the year ended December 31, 2014, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, and long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return were as follows:

Portfolios:	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
AXA Conservative Allocation	26.69%	$97,574	$1,361,376	$46,142,125
AXA Conservative-Plus Allocation	36.53	298,609	4,159,823	66,683,479
AXA Moderate Allocation	36.00	2,479,732	34,709,732	414,416,005
AXA Moderate-Plus Allocation	43.91	3,697,013	52,032,500	735,156,800
AXA Aggressive Allocation	48.32	1,615,344	22,896,896	315,572,714
CharterSM Fixed Income	2.03	—	—	—
CharterSM Conservative	7.61	1,200	18,729	3,181
CharterSM Moderate	11.97	2,720	42,385	21,406
CharterSM Moderate Growth	14.86	2,490	38,852	32,908
CharterSM Growth	17.01	3,417	53,409	36,708
CharterSM Aggressive Growth	21.75	2,066	32,293	9,181
CharterSM Equity	32.76	2,299	35,929	61,370
CharterSM International Conservative	1.06	677	10,625	—
CharterSM International Moderate	1.91	1,276	19,957	—
CharterSM International Growth	2.81	1,950	30,421	—
CharterSM Income Strategies	10.07	—	—	25,802
CharterSM Interest Rate Strategies	10.78	—	—	10,440
CharterSM Multi-Sector Bond	0.13	—	—	—
CharterSM Real Assets	1.75	—	—	—
CharterSM Small Cap Growth	0.00	—	—	—
CharterSM Small Cap Value	100.00	—	—	—
CharterSM Alternative 100 Conservative Plus	16.06	—	—	—
CharterSM Alternative 100 Moderate	12.31	—	—	—
CharterSM Alternative 100 Growth	6.80	—	—	—
Target 2015 Allocation	33.36	16,963	271,789	9,492,811
Target 2025 Allocation	49.48	36,991	584,256	12,909,314
Target 2035 Allocation	60.68	29,350	459,850	9,060,945
Target 2045 Allocation	67.89	23,035	359,571	6,194,399

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with federal and state law as well as the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information.

The Trustees

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas New York, New York 10104 (1958)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG unit; from July 2004 to October 1, 2013, Senior Vice President, MONY Life Insurance Company; from July 2004 to present, Senior Vice President, MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director MONY International Holdings, LLC.	113	None
Independent Trustees
Gerald C. Crotty c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From November 2001 to present	Since 2001, President of Weichert Enterprise, LLC, a private equity investment firm.	28	From 2005 to April 2014, Director of The Jones Group, Inc.; from 2002 to 2011, Director of Cinedigm Digital Cinema Corp.

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Barry Hamerling c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1946)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States; and from 1998 to 2013, Chairman of Ayco Charitable Foundation.	28	From 2014 to present, Lead Independent Trustee of the Westchester Event Driven Fund; from 2007 to present, Independent Lead Director of The Merger Fund.
Thomas P. Lemke c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1954)	Trustee	From January 1, 2014 to present	From 2005 to 2013, Executive Vice President, General Counsel, and Head of the Governance Group of Legg Mason, Inc.	28

From February 2014 to present, Independent Trustee of the J.P. Morgan Exchange-Traded Fund Trust (4 portfolios); SEI family of funds (from February 2014 to present, Independent Trustee of Advisors’ Inner Circle Fund III (9 portfolios), from May 2014 to present, Independent Trustee of O’Connor Equus and from December 2014 to present, Independent Trustee of Winton Series Trust); from October 2014 to present, Independent Trustee of the Victory Institutional Funds, Victory Portfolios (25 portfolios) and The Victory Variable Insurance Funds.

Cynthia R. Plouché c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1957)	Lead Independent Trustee	Since March 2010; Trustee from November 2001 to March 2010	From January 2014 to present, Assessor, Moraine Township (IL); from June 2006 to April 2012, Portfolio Manager at Williams Capital Management, Inc.; from June 2003 to 2006, Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.	28	From May 2014 to present, Independent Trustee of the Northern Funds (48 portfolios) and Northern Institutional Funds (8 portfolios).

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Rayman L. Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1947)	Trustee	From November 2001 to present	From January 2014 to present, Provost of the Camden Campus of Rutgers University; since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior to 1998, an Associate Dean for Academic Affairs at Northwestern University School of Law.	28	None

*	Affiliated with the portfolios’ investment manager and the distributor.
**	Each Trustee serves until his or her resignation or retirement.
***	The registered investment companies in the fund complex include EQ Advisors Trust and the Trust. Mr. Joenk serves as Trustee, President and Chief Executive Officer for each of the registered investment companies in the fund complex, as well as Chairman for each such company.

Qualifications and Experience

In addition to the information set forth in the table above, the following sets forth additional information about the qualifications and experience of each of the Trustees.

Interested Trustee

Steven M. Joenk — Mr. Joenk has a background in the financial services industry; senior management experience with multiple insurance companies, investment management firms and investment companies; multiple years of service as an officer, Trustee and Chairman of the Trust and other registered investment companies.

Independent Trustees

Gerald C. Crotty — Mr. Crotty has a background in the financial services industry; business management experience, including chief executive and chief operating officer experience, with multiple years of service as a Trustee of the Trust and as a director of publicly-traded operating companies; multiple years of executive experience with a publicly-traded operating company and private equity investment firm; and legal and governmental experience.

Barry Hamerling — Mr. Hamerling has a background in the financial services industry; business management experience, including chief executive officer experience, with multiple years of service as a Trustee of the Trust and another registered investment company; and prior executive experience with a financial consulting firm.

Thomas P. Lemke — Mr. Lemke has a legal background and served as General Counsel in the financial services industry, experience in senior management positions with financial services firms in addition to multiple years of service with a regulatory agency.

Cynthia R. Plouché — Ms. Plouché has a background in the financial services industry; business management experience with multiple years of service as a Trustee of the Trust; and multiple years of executive experience as a chief investment officer and portfolio manager with investment management firms.

Rayman L. Solomon — Mr. Solomon has a legal and higher education background, including executive management experience as Provost and Dean of the Rutgers School of Law — Camden and Associate Dean of Northwestern University School of Law; and multiple years of service as a Trustee of the Trust.

The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable, FMG LLC, and/or AXA Distributors, LLC (“AXA Distributors”). The Trust’s principal officers are:

Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (1958)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG unit; from July 2004 to October 1, 2013, Senior Vice President, MONY Life Insurance Company; from July 2004 to present, Senior Vice President, MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director MONY International Holdings, LLC.
Brian E. Walsh 525 Washington Boulevard Jersey City, New Jersey 07310 (1968)	Chief Financial Officer and Treasurer	From June 2007 to present	From May 2011 to present, Senior Vice President of FMG LLC; from February 2003 to present, Lead Director of AXA Financial and AXA Equitable.
Joseph J. Paolo 1290 Avenue of the Americas New York, New York 10104 (1970)	Chief Compliance Officer, Vice President and Anti-Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from May 2007 to present; Vice President and AML Compliance Officer from December 2005 to present	From May 2011 to present, Senior Vice President and Chief Compliance Officer of FMG LLC; from June 2007 to present, Lead Director of AXA Equitable and Chief Compliance Officer of AXA Equitable FMG.
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1955)	Vice President and Secretary	From November 2001 to present	From June 2012 to present, Executive Vice President and General Counsel of FMG LLC; from May 2011 to June 2012, Senior Vice President and Corporate Counsel of FMG LLC; from February 2011 to present Managing Director and Associate General Counsel of AXA Financial and AXA Equitable; from May 2003 to February 2011, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Alwi Chan 1290 Avenue of the Americas New York, New York 10104 (1974)	Vice President	From June 2007 to present	From June 2012 to present, Senior Vice President and Deputy Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2007 to present, Lead Director of AXA Financial and AXA Equitable.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (1961)	Vice President	From November 2001 to present	From June 2012 to present, Senior Vice President of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2001 to present, Lead Director of AXA Equitable; from July 2004 to January 2011, a Director of Enterprise Capital Management, Inc.
William T. MacGregor, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1975)	Vice President and Assistant Secretary	From May 2008 to present	From June 2012 to present, Senior Vice President, Secretary and Associate General Counsel of FMG LLC; from May 2011 to June 2012, Vice President and Associate Corporate Counsel of FMG LLC; from May 2008 to present, Lead Director and Associate General Counsel of AXA Equitable.

Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Anthony Geron, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1971)	Vice President and Assistant Secretary	From July 2014 to present	From June 2014 to present, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from May 2014 to present, Senior Director and Counsel of AXA Equitable; from October 2007 to May 2014 Associate of Wilkie Farr & Gallagher LLP.
Michael Weiner, Esq. 1290 Avenue of the Americas New York, New York 10104 (1982)	Vice President and Assistant Secretary	From July 2014 to present	From June 2014 to present, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from May 2014 to present, Senior Director and Counsel of AXA Equitable; from October 2007 to April 2014 Associate of Milbank, Tweed, Hadley & McCloy LLP.
Kenneth T. Kozlowski 1290 Avenue of the Americas New York, New York 10104 (1961)	Vice President	From June 2010 to present	From June 2012 to present, Executive Vice President and Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Senior Vice President of FMG LLC; from September 2011 to present, Managing Director of AXA Financial and AXA Equitable; from February 2001 to September 2011, Vice President, AXA Financial and AXA Equitable; from July 2004 to January 2011, Director, Enterprise Capital Management, Inc.
Richard Guinnessey 1290 Avenue of the Americas New York, New York 10104 (1963)	Vice President	From March 2010 to present	From June 2012 to present, Vice President of FMG LLC, from September 2010 to present, Senior Director of AXA Equitable; from November 2005 to September 2010, Assistant Vice President of AXA Equitable.
James Kelly 525 Washington Boulevard Jersey City, New Jersey 07310 (1968)	Controller	From June 2007 to present	From May 2011 to present, Vice President of FMG LLC; from September 2008 to present, Senior Director of AXA Equitable.
Roselle Ibanga 525 Washington Boulevard Jersey City, New Jersey 07310 (1978)	Assistant Controller	From February 2009 to present	From February 2009 to present, Director of AXA Equitable; from December 2008 to February 2009, Director of AXA Equitable FMG.
Lisa Perrelli 525 Washington Boulevard Jersey City, New Jersey 07310 (1974)	Assistant Controller	From February 2009 to present	From November 2012 to present, Senior Director of AXA Equitable; from September 2008 to November 2012, Assistant Vice President of AXA Equitable; from February 2008 to September 2008, Director of AXA Equitable FMG.
Jennifer Mastronardi 1290 Avenue of the Americas, New York, New York 10104 (1985)	Assistant Vice President	From March 2012 to present	From February 2009 to present, Director of AXA Equitable; from June 2007 to February 2009, Operations Associate in Managed Futures Department, Morgan Stanley.
Judy Guhring 1290 Avenue of the Americas, New York, New York 10104 (1971)	Assistant Secretary	From December 2005 to present	From June 2012 to present, Assistant Vice President and Assistant Secretary of FMG LLC; from May 2011 to June 2012, Assistant Secretary of FMG LLC; from August 2001 to present, Lead Manager/Senior Legal Assistant of AXA Equitable.
Lorelei Fajardo 1290 Avenue of the Americas New York, New York 10104 (1978)	Assistant Secretary	From March 2014 to present	From July 2013 to present, Senior Manager/Legal Assistant of AXA Equitable; from July 2008 to June 2013, Lead Associate/Legal Assistant of AXA Equitable.

*	Each officer (except Ms. Guhring and Ms. Fajardo) holds a similar position with other funds within the Trust complex.
**	Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Gerald C. Crotty and Barry Hamerling each serve on its audit committee as an “audit committee financial expert” as defined in Item 3. Messrs. Crotty and Hamerling are each considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees for fiscal year 2014: $609,755 and fiscal year 2013: $1,535,837

(b) Audit-Related Fees for fiscal year 2014: $109,359 and fiscal year 2013: $89,451

(c) Tax Fees for fiscal year 2014: $453,753 and fiscal year 2013: $131,868

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d) All Other Fees for fiscal year 2014: $135,544 and fiscal year 2013: $10,000.

All other fees include amounts related to consultation on or review of the registrant’s various regulatory filings.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to pre-approval of services performed by the registrant’s principal accountant for the registrant. Audit, audit-related and tax services provided to the registrant on an annual basis require pre-approval by the entire audit committee. In the event that the audit fees exceed the pre-approved estimated amount, the audit committee’s delegate, consisting of the audit committee chair, the registrant’s chief executive officer and chief financial officer, acting by at least two of such individuals, has the authority to increase the amount by up to 10% of the pre-approved amount. Any additional amount requires pre-approval by the entire audit committee. The audit committee chair or the lead independent trustee also has the authority to approve de minimis non-audit services (i.e., services in which the fee does not exceed $10,000 per engagement) to be provided by the registrant’s principal accountant for the registrant, provided that each such service is brought to the attention of the audit committee prior to the completion of the audit of the registrant’s financial statements.

(e)(2) None of the services included in (b) – (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For fiscal year 2014: $8,276,716

     For fiscal year 2013: $5,335,430

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the annual report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The Code of Ethics for Senior Officers of the Registrant is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
March 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
March 3, 2015

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
March 3, 2015